Access Flex Bear High Yield ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)  (47.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $306,040	$306,000	$306,000
TOTAL REPURCHASE AGREEMENTS
(Cost $306,000)		306,000
TOTAL INVESTMENT SECURITIES
(Cost $306,000) - 47.5%		306,000
Net other assets (liabilities) - 52.5%		338,282
NET ASSETS - 100.0%		$644,282

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs International	11/25/24	(1.83)%	$(88,183)	$173
iShares iBoxx $ High Yield Corporate Bond ETF	UBS AG	11/25/24	(5.13)%	(551,142)	1,328
				$(639,325)	$1,501

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Access Flex High Yield ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)  (100.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $10,351,348	$10,350,000	$10,350,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,350,000)		10,350,000
TOTAL INVESTMENT SECURITIES
(Cost $10,350,000) - 100.6%		10,350,000
Net other assets (liabilities) - (0.6)%		(60,279)
NET ASSETS - 100.0%		$10,289,721

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs International	11/25/24	3.83%	$1,934,508	$(4,884)
iShares iBoxx $ High Yield Corporate Bond ETF	UBS AG	11/25/24	5.63%	8,445,333	(23,853)
				$10,379,841	$(28,737)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (77.3%)

	Shares	Value
Ameris Bancorp (Banks)	2,200	$136,378
Apollo Global Management, Inc. (Financial Services)	1,174	168,187
Associated Banc-Corp. (Banks)	6,314	149,894
Atlantic Union Bankshares Corp. (Banks)	3,239	122,434
Axos Financial, Inc.* (Banks)	2,125	143,905
Banc of California, Inc. (Banks)	9,384	144,138
Bank of America Corp. (Banks)	3,474	145,283
Bank of Hawaii Corp. (Banks)	2,083	150,455
Bank OZK (Banks)	3,230	141,313
BankUnited, Inc. (Banks)	3,727	131,712
Banner Corp. (Banks)	1,358	86,966
BOK Financial Corp. (Banks)	1,092	116,003
Cadence Bank (Banks)	4,236	141,609
Cathay General Bancorp (Banks)	2,499	114,904
Citigroup, Inc. (Banks)	2,328	149,388
Citizens Financial Group, Inc. (Banks)	3,350	141,102
Columbia Banking System, Inc. (Banks)	5,510	157,090
Comerica, Inc. (Banks)	2,336	148,827
Commerce Bancshares, Inc. (Banks)	2,167	135,438
Community Financial System, Inc. (Banks)	1,924	117,633
Corebridge Financial, Inc. (Financial Services)	4,899	155,641
Cullen/Frost Bankers, Inc. (Banks)	1,227	156,258
CVB Financial Corp. (Banks)	6,008	116,735
East West Bancorp, Inc. (Banks)	1,689	164,662
Eastern Bankshares, Inc. (Banks)	7,399	120,826
Equitable Holdings, Inc. (Financial Services)	3,347	151,753
Essent Group, Ltd. (Financial Services)	2,107	126,441
F.N.B. Corp. (Banks)	9,578	138,881
Fifth Third Bancorp (Banks)	3,192	139,427
First BanCorp (Banks)	6,635	127,923
First Citizens BancShares, Inc. - Class A (Banks)	73	141,427
First Financial Bancorp (Banks)	2,810	71,880
First Financial Bankshares, Inc. (Banks)	3,652	131,983
First Hawaiian, Inc. (Banks)	4,353	107,693
First Horizon Corp. (Banks)	8,494	147,208
First Interstate BancSystem, Inc. - Class A (Banks)	4,361	134,319
First Merchants Corp. (Banks)	1,728	64,022
Flagstar Financial, Inc. (Banks)	12,669	128,210
Fulton Financial Corp. (Banks)	7,532	136,405
Glacier Bancorp, Inc. (Banks)	3,028	157,910
Hancock Whitney Corp. (Banks)	2,696	140,408
Hilltop Holdings, Inc. (Banks)	2,409	73,788
Home BancShares, Inc. (Banks)	4,986	136,068
Huntington Bancshares, Inc. (Banks)	9,339	145,595
Independent Bank Corp. (Banks)	1,805	113,535
Independent Bank Group, Inc. (Banks)	1,615	94,251
International Bancshares Corp. (Banks)	1,667	102,120
Jackson Financial, Inc. - Class A (Financial Services)	1,606	160,520
JPMorgan Chase & Co. (Banks)	657	145,801
KeyCorp (Banks)	8,346	143,969
Lakeland Financial Corp. (Banks)	815	53,032
M&T Bank Corp. (Banks)	795	154,771
MGIC Investment Corp. (Financial Services)	5,318	133,163
Mr. Cooper Group, Inc.* (Financial Services)	1,420	125,741
NMI Holdings, Inc.* (Financial Services)	3,270	126,484
Northern Trust Corp. (Capital Markets)	1,522	152,991
Old National Bancorp (Banks)	7,158	137,863
Pacific Premier Bancorp, Inc. (Banks)	3,764	96,020
PennyMac Financial Services, Inc. (Financial Services)	1,166	116,227
Pinnacle Financial Partners, Inc. (Banks)	1,415	149,212
Popular, Inc. (Banks)	1,377	122,870
Prosperity Bancshares, Inc. (Banks)	1,852	135,566
Provident Financial Services, Inc. (Banks)	6,299	117,665
Radian Group, Inc. (Financial Services)	3,823	133,461
Regions Financial Corp. (Banks)	6,112	145,893
Renasant Corp. (Banks)	2,952	100,693
Rocket Cos., Inc.* - Class A (Financial Services)	6,844	110,188
Seacoast Banking Corp. of Florida (Banks)	3,261	87,069
ServisFirst Bancshares, Inc. (Banks)	1,274	105,920
Simmons First National Corp. - Class A (Banks)	3,482	80,782
SouthState Corp. (Banks)	1,415	138,005
Synovus Financial Corp. (Banks)	3,010	150,109
Texas Capital Bancshares, Inc.* (Banks)	1,915	147,359
The Bancorp, Inc.* (Banks)	2,713	136,355
The Bank of New York Mellon Corp. (Capital Markets)	1,955	147,329
The PNC Financial Services Group, Inc. (Banks)	758	142,709
Triumph Financial, Inc.* (Banks)	1,065	94,114
Truist Financial Corp. (Banks)	3,209	138,147
Trustmark Corp. (Banks)	2,136	74,162
U.S. Bancorp (Banks)	3,010	145,413
UMB Financial Corp. (Banks)	1,278	140,235
United Bankshares, Inc. (Banks)	3,619	136,364
United Community Banks, Inc. (Banks)	3,638	103,537
Valley National Bancorp (Banks)	15,761	149,257
Voya Financial, Inc. (Financial Services)	1,788	143,576
WaFd, Inc. (Banks)	3,068	104,251
Walker & Dunlop, Inc. (Financial Services)	1,237	135,291
Webster Financial Corp. (Banks)	3,005	155,659
Wells Fargo & Co. (Banks)	2,544	165,157
WesBanco, Inc. (Banks)	1,659	52,176
Western Alliance Bancorp (Banks)	1,640	136,464
Wintrust Financial Corp. (Banks)	1,278	148,107
WSFS Financial Corp. (Banks)	1,860	91,456
Zions Bancorp NA (Banks)	2,888	150,349
TOTAL COMMON STOCKS
(Cost $8,771,513)		12,129,510

Repurchase Agreements(a)(b)  (21.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $3,310,431	$3,310,000	$3,310,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,310,000)		3,310,000
(Cost $12,081,513) - 98.4%		15,439,510
Net other assets (liabilities) - 1.6%		243,969
NET ASSETS - 100.0%		$15,683,479

Banks UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $1,470,000.

Banks UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	11/25/24	5.58%	$6,120,260	$23,802
S&P Banks Select Industry Index	UBS AG	11/25/24	5.63%	5,325,797	10,331
				$11,446,057	$34,133

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Banks	$10,042,517	64.0%
Capital Markets	300,320	1.9%
Financial Services	1,786,673	11.4%
Other **	3,553,969	22.7%
Total	$15,683,479	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bear ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b)  (97.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $6,369,830	$6,369,000	$6,369,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,369,000)		6,369,000
TOTAL INVESTMENT SECURITIES
(Cost $6,369,000) - 97.1%		6,369,000
Net other assets (liabilities) - 2.9%		192,176
NET ASSETS - 100.0%		$6,561,176

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $1,130,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	2	12/23/24	$(573,850)	$(11,714)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/24	(5.33)%	$(1,740,162)	$31,670
S&P 500	UBS AG	11/27/24	(5.23)%	(4,244,855)	89,378
				$(5,985,017)	$121,048

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (81.7%)

	Shares	Value
4D Molecular Therapeutics, Inc.* (Biotechnology)	11,302	$90,529
89bio, Inc.* (Biotechnology)	15,934	123,967
AbbVie, Inc. (Biotechnology)	10,908	2,223,814
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	35,748	521,563
ADMA Biologics, Inc.* (Biotechnology)	48,910	797,722
Agios Pharmaceuticals, Inc.* (Biotechnology)	11,197	497,483
Akero Therapeutics, Inc.* (Biotechnology)	11,311	348,718
Alector, Inc.* (Biotechnology)	9,101	44,777
Alkermes PLC* (Biotechnology)	31,960	821,372
Allogene Therapeutics, Inc.* (Biotechnology)	39,651	101,308
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	7,985	2,128,721
Altimmune, Inc.* (Biotechnology)	19,490	131,363
Amgen, Inc. (Biotechnology)	6,372	2,040,060
Amicus Therapeutics, Inc.* (Biotechnology)	50,952	581,872
AnaptysBio, Inc.* (Biotechnology)	4,841	104,711
Anavex Life Sciences Corp.*(a) (Biotechnology)	17,463	115,605
Annexon, Inc.* (Biotechnology)	22,121	161,926
Apellis Pharmaceuticals, Inc.* (Biotechnology)	25,540	696,220
Apogee Therapeutics, Inc.* (Biotechnology)	6,826	355,225
Applied Therapeutics, Inc.* (Biotechnology)	19,924	176,128
Arbutus Biopharma Corp.* (Biotechnology)	14,388	55,322
Arcellx, Inc.* (Biotechnology)	6,974	587,699
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	8,159	144,659
Arcus Biosciences, Inc.* (Biotechnology)	10,533	161,155
Arcutis Biotherapeutics, Inc.* (Biotechnology)	34,631	287,784
Ardelyx, Inc.* (Biotechnology)	74,370	436,552
ArriVent Biopharma, Inc.* (Biotechnology)	1,193	35,003
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	22,273	428,310
ARS Pharmaceuticals, Inc.* (Biotechnology)	10,168	149,673
Astria Therapeutics, Inc.* (Biotechnology)	6,678	74,660
Avid Bioservices, Inc.* (Biotechnology)	14,316	142,587
Avidity Biosciences, Inc.* (Biotechnology)	24,942	1,054,049
Beam Therapeutics, Inc.* (Biotechnology)	23,406	512,825
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	46,418	371,808
Biogen, Inc.* (Biotechnology)	10,829	1,884,246
Biohaven, Ltd.* (Biotechnology)	17,209	856,320
BioMarin Pharmaceutical, Inc.* (Biotechnology)	24,952	1,644,087
Blueprint Medicines Corp.* (Biotechnology)	14,640	1,281,146
Bridgebio Pharma, Inc.* (Biotechnology)	30,442	712,647
C4 Therapeutics, Inc.* (Biotechnology)	17,996	95,919
CareDx, Inc.* (Biotechnology)	8,538	188,946
Cargo Therapeutics, Inc.* (Biotechnology)	3,460	67,470
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	15,324	334,063
Celcuity, Inc.* (Biotechnology)	7,079	109,725
Celldex Therapeutics, Inc.* (Biotechnology)	11,384	296,667
CG oncology, Inc.* (Biotechnology)	9,833	349,366
Cogent Biosciences, Inc.* (Biotechnology)	14,223	163,422
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	4,258	67,958
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	12,192	682,264
CRISPR Therapeutics AG*(a) (Biotechnology)	26,785	1,242,556
Cullinan Therapeutics, Inc.* (Biotechnology)	14,346	223,080
Cytokinetics, Inc.* (Biotechnology)	26,787	1,366,137
Day One Biopharmaceuticals, Inc.* (Biotechnology)	17,068	251,241
Denali Therapeutics, Inc.* (Biotechnology)	14,722	382,183
Dianthus Therapeutics, Inc.* (Biotechnology)	3,834	106,815
Disc Medicine, Inc.* (Biotechnology)	4,594	205,903
Dynavax Technologies Corp.* (Biotechnology)	32,821	388,929
Dyne Therapeutics, Inc.* (Biotechnology)	20,638	595,613
Emergent BioSolutions, Inc.* (Biotechnology)	18,018	163,243
Erasca, Inc.* (Biotechnology)	29,045	75,227
Exact Sciences Corp.* (Biotechnology)	32,322	2,227,955
Exelixis, Inc.* (Biotechnology)	27,673	918,744
Fate Therapeutics, Inc.* (Biotechnology)	26,824	63,573
Geron Corp.* (Biotechnology)	178,150	732,197
Gilead Sciences, Inc. (Biotechnology)	25,582	2,272,193
Halozyme Therapeutics, Inc.* (Biotechnology)	23,222	1,174,337
Humacyte, Inc.* (Biotechnology)	30,901	156,050
Ideaya Biosciences, Inc.* (Biotechnology)	15,765	443,785
ImmunityBio, Inc.*(a) (Biotechnology)	57,011	297,027
Immunome, Inc.* (Biotechnology)	10,894	124,954
Immunovant, Inc.* (Biotechnology)	19,060	557,696
Incyte Corp.* (Biotechnology)	33,329	2,470,344
Insmed, Inc.* (Biotechnology)	28,374	1,909,003
Intellia Therapeutics, Inc.* (Biotechnology)	31,970	454,613
Ionis Pharmaceuticals, Inc.* (Biotechnology)	24,866	954,606
Iovance Biotherapeutics, Inc.* (Biotechnology)	81,689	852,833
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	49,624	196,015
iTeos Therapeutics, Inc.* (Biotechnology)	6,234	52,677
Janux Therapeutics, Inc.* (Biotechnology)	8,219	443,744
KalVista Pharmaceuticals, Inc.* (Biotechnology)	5,483	56,310
Keros Therapeutics, Inc.* (Biotechnology)	5,143	298,500
Krystal Biotech, Inc.* (Biotechnology)	5,735	989,460
Kura Oncology, Inc.* (Biotechnology)	11,477	191,895
Kymera Therapeutics, Inc.* (Biotechnology)	8,188	378,040
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	5,583	1,447,895
MannKind Corp.* (Biotechnology)	39,354	278,233
MiMedx Group, Inc.* (Biotechnology)	13,913	95,304
Mirum Pharmaceuticals, Inc.* (Biotechnology)	10,691	411,176
Moderna, Inc.* (Biotechnology)	31,025	1,686,519

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Myriad Genetics, Inc.* (Biotechnology)	13,818	$303,443
Natera, Inc.* (Biotechnology)	16,745	2,025,475
Neurocrine Biosciences, Inc.* (Biotechnology)	17,328	2,084,039
Novavax, Inc.* (Biotechnology)	46,970	451,382
Nurix Therapeutics, Inc.* (Biotechnology)	11,709	287,807
Nuvalent, Inc.* - Class A (Biotechnology)	5,361	474,395
Ocugen, Inc.*(a) (Biotechnology)	99,749	90,871
Olema Pharmaceuticals, Inc.* (Biotechnology)	11,318	130,497
ORIC Pharmaceuticals, Inc.* (Biotechnology)	8,079	75,781
Perspective Therapeutics, Inc.* (Biotechnology)	12,652	149,420
Praxis Precision Medicines, Inc.* (Biotechnology)	4,423	309,566
Protagonist Therapeutics, Inc.* (Biotechnology)	11,245	515,471
Prothena Corp. PLC* (Biotechnology)	7,786	132,362
PTC Therapeutics, Inc.* (Biotechnology)	12,668	505,707
Recursion Pharmaceuticals, Inc.*(a) - Class A (Biotechnology)	84,544	534,318
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,837	1,539,773
REGENXBIO, Inc.* (Biotechnology)	9,587	82,352
Relay Therapeutics, Inc.* (Biotechnology)	22,522	126,911
Replimune Group, Inc.* (Biotechnology)	12,662	148,905
REVOLUTION Medicines, Inc.* (Biotechnology)	20,999	1,123,447
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	8,078	385,563
Rocket Pharmaceuticals, Inc.* (Biotechnology)	16,104	268,132
Roivant Sciences, Ltd.* (Biotechnology)	82,120	948,486
Sage Therapeutics, Inc.* (Biotechnology)	18,655	113,422
Sana Biotechnology, Inc.* (Biotechnology)	40,600	142,100
Sarepta Therapeutics, Inc.* (Biotechnology)	16,994	2,141,244
Savara, Inc.* (Biotechnology)	21,033	76,455
Scholar Rock Holding Corp.* (Biotechnology)	14,470	411,527
Soleno Therapeutics, Inc.* (Biotechnology)	7,085	390,100
SpringWorks Therapeutics, Inc.* (Biotechnology)	17,277	520,556
Spyre Therapeutics, Inc.* (Biotechnology)	8,831	287,272
Stoke Therapeutics, Inc.* (Biotechnology)	10,356	128,000
Summit Therapeutics, Inc.* (Biotechnology)	13,550	251,895
Syndax Pharmaceuticals, Inc.* (Biotechnology)	21,458	404,698
Tango Therapeutics, Inc.* (Biotechnology)	12,880	70,003
TG Therapeutics, Inc.* (Biotechnology)	42,595	1,067,431
Travere Therapeutics, Inc.* (Biotechnology)	11,481	200,918
Twist Bioscience Corp.* (Biotechnology)	17,403	702,385
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	12,311	627,738
United Therapeutics Corp.* (Biotechnology)	6,247	2,336,190
Vaxcyte, Inc.* (Biotechnology)	8,069	858,138
Vera Therapeutics, Inc.* (Biotechnology)	9,876	398,793
Veracyte, Inc.* (Biotechnology)	11,313	381,701
Vericel Corp.* (Biotechnology)	6,720	295,949
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,365	2,077,653
Verve Therapeutics, Inc.* (Biotechnology)	26,392	151,226
Viking Therapeutics, Inc.* (Biotechnology)	31,746	2,302,854
Vir Biotechnology, Inc.* (Biotechnology)	21,749	162,900
Viridian Therapeutics, Inc.* (Biotechnology)	11,340	244,604
Xencor, Inc.* (Biotechnology)	8,041	168,941
Y-mAbs Therapeutics, Inc.* (Biotechnology)	4,387	63,655
TOTAL COMMON STOCKS
(Cost $71,787,631)		82,048,472

Repurchase Agreements(b)(c)  (18.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $18,445,402	$18,443,000	$18,443,000
TOTAL REPURCHASE AGREEMENTS
(Cost $18,443,000)		18,443,000

Collateral for Securities Loaned(d)  (2.3%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.78%(e)	2,328,203	$2,328,203
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,328,203)		2,328,203
TOTAL INVESTMENT SECURITIES
(Cost $92,558,834) - 102.4%		102,819,675
Net other assets (liabilities) - (2.4)%		(2,363,688)
NET ASSETS - 100.0%		$100,455,987

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2024. The total value of securities on loan as of October 31, 2024 was $2,166,245.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $12,896,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2024.

Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	11/25/24	5.58%	$34,645,831	$60,858
S&P Biotechnology Select Industry Index	UBS AG	11/25/24	5.63%	34,260,205	62,555
				$68,906,036	$123,413

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Biotechnology	$82,048,472	81.7%
Other **	18,407,515	18.3%
Total	$100,455,987	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks (73.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	464	$59,610
A.O. Smith Corp. (Building Products)	101	7,585
Abbott Laboratories (Health Care Equipment & Supplies)	1,471	166,767
AbbVie, Inc. (Biotechnology)	1,493	304,377
Accenture PLC - Class A (IT Services)	529	182,410
Adobe, Inc.* (Software)	375	179,280
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,368	197,088
Aflac, Inc. (Insurance)	426	44,641
Agilent Technologies, Inc. (Life Sciences Tools & Services)	247	32,187
Air Products and Chemicals, Inc. (Chemicals)	188	58,380
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	372	50,142
Akamai Technologies, Inc.* (IT Services)	128	12,938
Albemarle Corp. (Chemicals)	99	9,378
Alexandria Real Estate Equities, Inc. (Office REITs)	132	14,724
Align Technology, Inc.* (Health Care Equipment & Supplies)	59	12,097
Allegion PLC (Building Products)	74	10,333
Alliant Energy Corp. (Electric Utilities)	217	13,020
Alphabet, Inc. - Class A (Interactive Media & Services)	4,952	847,337
Alphabet, Inc. - Class C (Interactive Media & Services)	4,060	701,121
Altria Group, Inc. (Tobacco)	1,442	78,531
Amazon.com, Inc.* (Broadline Retail)	7,896	1,471,815
Amcor PLC (Containers & Packaging)	1,222	13,601
Amentum Holdings, Inc.* (Professional Services)	106	3,152
Ameren Corp. (Multi-Utilities)	226	19,687
American Electric Power Co., Inc. (Electric Utilities)	450	44,438
American Express Co. (Consumer Finance)	475	128,288
American International Group, Inc. (Insurance)	544	41,279
American Tower Corp. (Specialized REITs)	395	84,348
American Water Works Co., Inc. (Water Utilities)	165	22,788
Ameriprise Financial, Inc. (Capital Markets)	83	42,355
AMETEK, Inc. (Electrical Equipment)	196	35,935
Amgen, Inc. (Biotechnology)	454	145,353
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,018	68,226
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	419	93,483
ANSYS, Inc.* (Software)	74	23,710
Aon PLC - Class A (Insurance)	184	67,504
APA Corp. (Oil, Gas & Consumable Fuels)	313	7,387
Apple, Inc. (Technology Hardware, Storage & Peripherals)	12,851	2,903,169
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	700	127,106
Aptiv PLC* (Automobile Components)	225	12,786
Arch Capital Group, Ltd.* (Insurance)	317	31,244
Archer-Daniels-Midland Co. (Food Products)	404	22,305
Arista Networks, Inc.* (Communications Equipment)	218	84,244
Arthur J. Gallagher & Co. (Insurance)	185	52,022
Assurant, Inc. (Insurance)	44	8,435
AT&T, Inc. (Diversified Telecommunication Services)	6,061	136,615
Atmos Energy Corp. (Gas Utilities)	131	18,180
Autodesk, Inc.* (Software)	182	51,652
Automatic Data Processing, Inc. (Professional Services)	345	99,789
AutoZone, Inc.* (Specialty Retail)	14	42,126
AvalonBay Communities, Inc. (Residential REITs)	120	26,593
Avery Dennison Corp. (Containers & Packaging)	68	14,078
Axon Enterprise, Inc.* (Aerospace & Defense)	61	25,834
Baker Hughes Co. (Energy Equipment & Services)	840	31,987
Ball Corp. (Containers & Packaging)	257	15,227
Bank of America Corp. (Banks)	5,706	238,625
Baxter International, Inc. (Health Care Equipment & Supplies)	431	15,387
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	244	56,996
Berkshire Hathaway, Inc.* - Class B (Financial Services)	1,548	698,025
Best Buy Co., Inc. (Specialty Retail)	166	15,011
Biogen, Inc.* (Biotechnology)	123	21,402
Bio-Techne Corp. (Life Sciences Tools & Services)	133	9,809
BlackRock, Inc.* (Capital Markets)	118	115,762
Blackstone, Inc. (Capital Markets)	609	102,160
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	28	130,934
BorgWarner, Inc. (Automobile Components)	193	6,491
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,245	104,605
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,714	95,590
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,935	668,045
Broadridge Financial Solutions, Inc. (Professional Services)	99	20,875
Brown & Brown, Inc. (Insurance)	200	20,928
Brown-Forman Corp. - Class B (Beverages)	155	6,825
Builders FirstSource, Inc.* (Building Products)	98	16,797
Bunge Global SA (Food Products)	120	10,082
BXP, Inc. (Office REITs)	123	9,909
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	99	10,201
Cadence Design Systems, Inc.* (Software)	231	63,784
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	183	7,329
Camden Property Trust (Residential REITs)	90	10,421
Campbell Soup Co. (Food Products)	167	7,791
Capital One Financial Corp. (Consumer Finance)	323	52,581
Cardinal Health, Inc. (Health Care Providers & Services)	206	22,355
CarMax, Inc.* (Specialty Retail)	132	9,554
Carnival Corp.* (Hotels, Restaurants & Leisure)	854	18,788
Carrier Global Corp. (Building Products)	710	51,631
Catalent, Inc.* (Pharmaceuticals)	153	8,966
Caterpillar, Inc. (Machinery)	410	154,241

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Cboe Global Markets, Inc. (Capital Markets)	88	$18,794
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	255	33,398
CDW Corp. (Electronic Equipment, Instruments & Components)	113	21,270
Celanese Corp. (Chemicals)	92	11,589
Cencora, Inc. (Health Care Providers & Services)	147	33,528
Centene Corp.* (Health Care Providers & Services)	445	27,706
CenterPoint Energy, Inc. (Multi-Utilities)	551	16,271
CF Industries Holdings, Inc. (Chemicals)	152	12,499
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	44	7,858
Charter Communications, Inc.* - Class A (Media)	82	26,864
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,438	214,003
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	1,158	64,582
Chubb, Ltd. (Insurance)	318	89,815
Church & Dwight Co., Inc. (Household Products)	207	20,681
Cincinnati Financial Corp. (Insurance)	132	18,590
Cintas Corp. (Commercial Services & Supplies)	290	59,685
Cisco Systems, Inc. (Communications Equipment)	3,405	186,492
Citigroup, Inc. (Banks)	1,613	103,506
Citizens Financial Group, Inc. (Banks)	379	15,963
CME Group, Inc. (Capital Markets)	304	68,509
CMS Energy Corp. (Multi-Utilities)	253	17,611
Cognizant Technology Solutions Corp. - Class A (IT Services)	419	31,253
Colgate-Palmolive Co. (Household Products)	691	64,754
Comcast Corp. - Class A (Media)	3,265	142,582
Conagra Brands, Inc. (Food Products)	405	11,721
ConocoPhillips (Oil, Gas & Consumable Fuels)	982	107,568
Consolidated Edison, Inc. (Multi-Utilities)	292	29,691
Constellation Brands, Inc. - Class A (Beverages)	132	30,669
Constellation Energy Corp. (Electric Utilities)	264	69,421
Copart, Inc.* (Commercial Services & Supplies)	740	38,088
Corning, Inc. (Electronic Equipment, Instruments & Components)	651	30,981
Corpay, Inc.* (Software)	59	19,453
Corteva, Inc. (Chemicals)	585	35,638
CoStar Group, Inc.* (Real Estate Management & Development)	346	25,185
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	375	327,818
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	625	14,950
Crowdstrike Holdings, Inc.* - Class A (Software)	195	57,890
Crown Castle, Inc. (Specialized REITs)	367	39,449
CSX Corp. (Ground Transportation)	1,639	55,136
Cummins, Inc. (Machinery)	116	38,162
CVS Health Corp. (Health Care Providers & Services)	1,063	60,017
D.R. Horton, Inc. (Household Durables)	248	41,912
Danaher Corp. (Life Sciences Tools & Services)	543	133,392
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	100	16,002
DaVita, Inc.* (Health Care Providers & Services)	39	5,453
Dayforce, Inc.* (Professional Services)	134	9,507
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	129	20,755
Deere & Co. (Machinery)	217	87,817
Dell Technologies, Inc. - Class C (Technology Hardware, Storage & Peripherals)	243	30,042
Delta Air Lines, Inc. (Passenger Airlines)	542	31,014
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	529	20,462
Dexcom, Inc.* (Health Care Equipment & Supplies)	339	23,893
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	151	26,692
Digital Realty Trust, Inc. (Specialized REITs)	260	46,340
Discover Financial Services (Consumer Finance)	212	31,467
Dollar General Corp. (Consumer Staples Distribution & Retail)	186	14,887
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	171	11,053
Dominion Energy, Inc. (Multi-Utilities)	709	42,206
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	30	12,412
Dover Corp. (Machinery)	116	21,962
Dow, Inc. (Chemicals)	592	29,233
DTE Energy Co. (Multi-Utilities)	175	21,739
Duke Energy Corp. (Electric Utilities)	653	75,271
DuPont de Nemours, Inc. (Chemicals)	353	29,295
Eastman Chemical Co. (Chemicals)	99	10,404
Eaton Corp. PLC (Electrical Equipment)	336	111,411
eBay, Inc. (Broadline Retail)	413	23,752
Ecolab, Inc. (Chemicals)	214	52,586
Edison International (Electric Utilities)	326	26,862
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	509	34,108
Electronic Arts, Inc. (Entertainment)	203	30,623
Elevance Health, Inc. (Health Care Providers & Services)	196	79,528
Eli Lilly & Co. (Pharmaceuticals)	667	553,436
Emerson Electric Co. (Electrical Equipment)	484	52,403
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	114	9,467
Entergy Corp. (Electric Utilities)	181	28,015
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	481	58,663
EPAM Systems, Inc.* (IT Services)	48	9,055
EQT Corp. (Oil, Gas & Consumable Fuels)	502	18,343
Equifax, Inc. (Professional Services)	105	27,827
Equinix, Inc. (Specialized REITs)	80	72,646
Equity Residential (Residential REITs)	288	20,267
Erie Indemnity Co. - Class A (Insurance)	21	9,426

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
Essex Property Trust, Inc. (Residential REITs)	54		$15,328
Everest Group, Ltd. (Insurance)	37		13,158
Evergy, Inc. (Electric Utilities)	194		11,725
Eversource Energy (Electric Utilities)	302		19,887
Exelon Corp. (Electric Utilities)	845		33,209
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	105		16,413
Expeditors International of Washington, Inc. (Air Freight & Logistics)	119		14,161
Extra Space Storage, Inc. (Specialized REITs)	179		29,231
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,755		438,509
F5, Inc.* (Communications Equipment)	49		11,460
FactSet Research Systems, Inc. (Capital Markets)	32		14,530
Fair Isaac Corp.* (Software)	21		41,855
Fastenal Co. (Trading Companies & Distributors)	484		37,839
Federal Realty Investment Trust (Retail REITs)	64		7,094
FedEx Corp. (Air Freight & Logistics)	190		52,032
Fidelity National Information Services, Inc. (Financial Services)	461		41,366
Fifth Third Bancorp (Banks)	572		24,985
First Horizon Corp. (Banks)	–	†	6
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	90		17,503
FirstEnergy Corp. (Electric Utilities)	433		18,112
Fiserv, Inc.* (Financial Services)	487		96,377
FMC Corp. (Chemicals)	106		6,889
Ford Motor Co. (Automobiles)	3,300		33,957
Fortinet, Inc.* (Software)	537		42,240
Fortive Corp. (Machinery)	296		21,143
Fox Corp. - Class A (Media)	190		7,980
Fox Corp. - Class B (Media)	112		4,364
Franklin Resources, Inc. (Capital Markets)	261		5,421
Freeport-McMoRan, Inc. (Metals & Mining)	1,215		54,698
Garmin, Ltd. (Household Durables)	130		25,786
Gartner, Inc.* (IT Services)	65		32,663
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	359		31,359
GE Vernova, Inc.* (Electrical Equipment)	232		69,985
Gen Digital, Inc. (Software)	458		13,332
Generac Holdings, Inc.* (Electrical Equipment)	51		8,443
General Dynamics Corp. (Aerospace & Defense)	218		63,571
General Electric Co. (Industrial Conglomerates)	917		157,522
General Mills, Inc. (Food Products)	470		31,969
General Motors Co. (Automobiles)	950		48,222
Genuine Parts Co. (Distributors)	118		13,535
Gilead Sciences, Inc. (Biotechnology)	1,052		93,439
Global Payments, Inc. (Financial Services)	215		22,298
Globe Life, Inc. (Insurance)	76		8,026
GoDaddy, Inc.* - Class A (IT Services)	119		19,849
Halliburton Co. (Energy Equipment & Services)	746		20,694
Hasbro, Inc. (Leisure Products)	111		7,285
HCA Healthcare, Inc. (Health Care Providers & Services)	157		56,322
Healthpeak Properties, Inc. (Health Care REITs)	595		13,358
Henry Schein, Inc.* (Health Care Providers & Services)	107		7,515
Hess Corp. (Oil, Gas & Consumable Fuels)	234		31,468
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,099		21,420
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	208		48,849
Hologic, Inc.* (Health Care Equipment & Supplies)	196		15,851
Honeywell International, Inc. (Industrial Conglomerates)	550		113,124
Hormel Foods Corp. (Food Products)	246		7,515
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	594		10,241
Howmet Aerospace, Inc. (Aerospace & Defense)	345		34,403
HP, Inc. (Technology Hardware, Storage & Peripherals)	827		29,375
Hubbell, Inc. (Electrical Equipment)	45		19,216
Humana, Inc. (Health Care Providers & Services)	102		26,299
Huntington Bancshares, Inc. (Banks)	1,228		19,145
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	33		6,104
IDEX Corp. (Machinery)	64		13,737
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	70		28,484
Illinois Tool Works, Inc. (Machinery)	228		59,538
Incyte Corp.* (Biotechnology)	135		10,006
Ingersoll Rand, Inc. (Machinery)	341		32,736
Insulet Corp.* (Health Care Equipment & Supplies)	59		13,660
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,607		77,623
Intercontinental Exchange, Inc. (Capital Markets)	485		75,597
International Business Machines Corp. (IT Services)	779		161,035
International Flavors & Fragrances, Inc. (Chemicals)	216		21,477
International Paper Co. (Containers & Packaging)	294		16,329
Intuit, Inc. (Software)	236		144,031
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	300		151,152
Invesco, Ltd. (Capital Markets)	380		6,589
Invitation Homes, Inc. (Residential REITs)	482		15,140
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	146		30,050
Iron Mountain, Inc. (Specialized REITs)	248		30,685
J.B. Hunt Transport Services, Inc. (Ground Transportation)	68		12,282
Jabil, Inc. (Electronic Equipment, Instruments & Components)	96		11,817
Jack Henry & Associates, Inc. (Financial Services)	62		11,280
Jacobs Solutions, Inc. (Professional Services)	106		14,901
Johnson & Johnson (Pharmaceuticals)	2,035		325,315

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Johnson Controls International PLC (Building Products)	565	$42,686
JPMorgan Chase & Co. (Banks)	2,405	533,717
Juniper Networks, Inc. (Communications Equipment)	278	10,814
Kellanova (Food Products)	227	18,308
Kenvue, Inc. (Personal Care Products)	1,619	37,124
Keurig Dr Pepper, Inc. (Beverages)	894	29,457
KeyCorp (Banks)	784	13,524
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	148	22,053
Kimberly-Clark Corp. (Household Products)	285	38,241
Kimco Realty Corp. (Retail REITs)	570	13,520
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,632	40,000
KKR & Co., Inc. (Capital Markets)	570	78,797
KLA Corp. (Semiconductors & Semiconductor Equipment)	114	75,950
L3Harris Technologies, Inc. (Aerospace & Defense)	160	39,595
Labcorp Holdings, Inc. (Health Care Providers & Services)	71	16,207
Lam Research Corp.* (Semiconductors & Semiconductor Equipment)	1,100	81,785
Lamb Weston Holdings, Inc. (Food Products)	121	9,400
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	299	15,503
Leidos Holdings, Inc. (Professional Services)	114	20,880
Lennar Corp. - Class A (Household Durables)	204	34,741
Linde PLC (Chemicals)	406	185,198
Live Nation Entertainment, Inc.* (Entertainment)	132	15,462
LKQ Corp. (Distributors)	223	8,204
Lockheed Martin Corp. (Aerospace & Defense)	179	97,743
Loews Corp. (Insurance)	154	12,160
Lowe's Cos., Inc. (Specialty Retail)	482	126,202
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	97	28,896
LyondellBasell Industries N.V. - Class A (Chemicals)	220	19,107
M&T Bank Corp. (Banks)	141	27,450
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	473	13,102
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	283	41,168
MarketAxess Holdings, Inc. (Capital Markets)	32	9,261
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	199	51,642
Marsh & McLennan Cos., Inc. (Insurance)	416	90,787
Martin Marietta Materials, Inc. (Construction Materials)	52	30,802
Masco Corp. (Building Products)	184	14,703
Mastercard, Inc. - Class A (Financial Services)	697	348,214
Match Group, Inc.* (Interactive Media & Services)	218	7,855
McCormick & Co., Inc. (Food Products)	213	16,665
McDonald's Corp. (Hotels, Restaurants & Leisure)	606	177,018
McKesson Corp. (Health Care Providers & Services)	110	55,065
Medtronic PLC (Health Care Equipment & Supplies)	1,084	96,747
Merck & Co., Inc. (Pharmaceuticals)	2,143	219,272
Meta Platforms, Inc. - Class A (Interactive Media & Services)	1,847	1,048,320
MetLife, Inc. (Insurance)	497	38,975
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	18	23,252
MGM Resorts International* (Hotels, Restaurants & Leisure)	195	7,190
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	453	33,237
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	937	93,372
Microsoft Corp. (Software)	6,283	2,553,098
Mid-America Apartment Communities, Inc. (Residential REITs)	99	14,983
Moderna, Inc.* (Biotechnology)	286	15,547
Mohawk Industries, Inc.* (Household Durables)	44	5,908
Molina Healthcare, Inc.* (Health Care Providers & Services)	50	16,061
Molson Coors Beverage Co. - Class B (Beverages)	149	8,116
Mondelez International, Inc. - Class A (Food Products)	1,129	77,314
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	41	31,131
Monster Beverage Corp.* (Beverages)	596	31,397
Moody's Corp. (Capital Markets)	132	59,933
Morgan Stanley (Capital Markets)	1,053	122,411
Motorola Solutions, Inc. (Communications Equipment)	141	63,358
MSCI, Inc. (Capital Markets)	66	37,699
Nasdaq, Inc. (Capital Markets)	350	25,872
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	174	20,064
Netflix, Inc.* (Entertainment)	363	274,439
Newmont Corp. (Metals & Mining)	970	44,077
News Corp. - Class A (Media)	320	8,720
News Corp. - Class B (Media)	95	2,759
NextEra Energy, Inc. (Electric Utilities)	1,737	137,657
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,016	78,364
NiSource, Inc. (Multi-Utilities)	379	13,326
Nordson Corp. (Machinery)	46	11,403
Norfolk Southern Corp. (Ground Transportation)	191	47,832
Northern Trust Corp. (Capital Markets)	170	17,088
Northrop Grumman Corp. (Aerospace & Defense)	116	59,046
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	372	9,426
NRG Energy, Inc. (Electric Utilities)	174	15,730
Nucor Corp. (Metals & Mining)	201	28,510
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	20,793	2,760,478
NVR, Inc.* (Household Durables)	3	27,458

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	215	$50,418
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	569	28,513
Old Dominion Freight Line, Inc. (Ground Transportation)	159	32,010
Omnicom Group, Inc. (Media)	165	16,665
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	362	25,517
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	494	47,859
Oracle Corp. (Software)	1,351	226,752
O'Reilly Automotive, Inc.* (Specialty Retail)	49	56,504
Otis Worldwide Corp. (Machinery)	339	33,290
PACCAR, Inc. (Machinery)	443	46,196
Packaging Corp. of America (Containers & Packaging)	75	17,171
Palantir Technologies, Inc.* - Class A (Software)	1,702	70,735
Palo Alto Networks, Inc.* (Software)	274	98,730
Paramount Global - Class B (Media)	503	5,503
Parker-Hannifin Corp. (Machinery)	109	69,114
Paychex, Inc. (Professional Services)	271	37,759
Paycom Software, Inc. (Professional Services)	41	8,570
PayPal Holdings, Inc.* (Financial Services)	864	68,515
Pentair PLC (Machinery)	140	13,877
PepsiCo, Inc. (Beverages)	1,161	192,819
Pfizer, Inc. (Pharmaceuticals)	4,790	135,557
PG&E Corp. (Electric Utilities)	1,807	36,538
Philip Morris International, Inc. (Tobacco)	1,314	174,368
Phillips 66 (Oil, Gas & Consumable Fuels)	354	43,124
Pinnacle West Capital Corp. (Electric Utilities)	96	8,430
Pool Corp. (Distributors)	32	11,572
PPG Industries, Inc. (Chemicals)	197	24,528
PPL Corp. (Electric Utilities)	624	20,317
Principal Financial Group, Inc. (Insurance)	180	14,832
Prologis, Inc. (Industrial REITs)	783	88,432
Prudential Financial, Inc. (Insurance)	302	36,989
PTC, Inc.* (Software)	102	18,904
Public Service Enterprise Group, Inc. (Multi-Utilities)	421	37,642
Public Storage (Specialized REITs)	133	43,765
PulteGroup, Inc. (Household Durables)	175	22,668
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	80	5,701
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	942	153,329
Quanta Services, Inc. (Construction & Engineering)	125	37,704
Quest Diagnostics, Inc. (Health Care Providers & Services)	94	14,554
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	34	6,730
Raymond James Financial, Inc. (Capital Markets)	157	23,271
Realty Income Corp. (Retail REITs)	736	43,696
Regency Centers Corp. (Retail REITs)	138	9,859
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	90	75,438
Regions Financial Corp. (Banks)	774	18,475
Republic Services, Inc. (Commercial Services & Supplies)	173	34,254
ResMed, Inc. (Health Care Equipment & Supplies)	124	30,066
Revvity, Inc. (Life Sciences Tools & Services)	104	12,333
Rockwell Automation, Inc. (Electrical Equipment)	96	25,604
Rollins, Inc. (Commercial Services & Supplies)	237	11,172
Roper Technologies, Inc. (Software)	91	48,933
Ross Stores, Inc. (Specialty Retail)	282	39,401
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	200	41,270
RTX Corp. (Aerospace & Defense)	1,124	135,992
S&P Global, Inc. (Capital Markets)	271	130,178
Salesforce, Inc. (Software)	819	238,633
SBA Communications Corp. (Specialized REITs)	91	20,882
Schlumberger N.V. (Energy Equipment & Services)	1,200	48,084
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	177	17,765
Sempra (Multi-Utilities)	535	44,602
ServiceNow, Inc.* (Software)	174	162,340
Simon Property Group, Inc. (Retail REITs)	259	43,802
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	135	11,823
Smurfit WestRock PLC (Containers & Packaging)	417	21,475
Snap-on, Inc. (Machinery)	45	14,856
Solventum Corp.* (Health Care Providers & Services)	117	8,492
Southwest Airlines Co. (Passenger Airlines)	506	15,473
Stanley Black & Decker, Inc. (Machinery)	130	12,082
Starbucks Corp. (Hotels, Restaurants & Leisure)	958	93,597
State Street Corp. (Capital Markets)	252	23,386
Steel Dynamics, Inc. (Metals & Mining)	121	15,791
STERIS PLC (Health Care Equipment & Supplies)	83	18,414
Stryker Corp. (Health Care Equipment & Supplies)	290	103,321
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	430	12,517
Synchrony Financial (Consumer Finance)	334	18,417
Synopsys, Inc.* (Software)	130	66,769
Sysco Corp. (Consumer Staples Distribution & Retail)	416	31,179
T. Rowe Price Group, Inc. (Capital Markets)	188	20,654
Take-Two Interactive Software, Inc.* (Entertainment)	138	22,317
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	195	9,253
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	185	30,888
Target Corp. (Consumer Staples Distribution & Retail)	391	58,666
TE Connectivity PLC* (Electronic Equipment, Instruments & Components)	257	37,887
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	40	18,213

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Teleflex, Inc. (Health Care Equipment & Supplies)	40	$8,042
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	138	14,657
Tesla, Inc.* (Automobiles)	2,345	585,898
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	772	156,840
Textron, Inc. (Aerospace & Defense)	158	12,706
The AES Corp. (Independent Power and Renewable Electricity Producers)	601	9,910
The Allstate Corp. (Insurance)	223	41,594
The Bank of New York Mellon Corp. (Capital Markets)	624	47,025
The Boeing Co.* (Aerospace & Defense)	621	92,722
The Charles Schwab Corp. (Capital Markets)	1,263	89,458
The Cigna Group (Health Care Providers & Services)	236	74,295
The Clorox Co. (Household Products)	105	16,648
The Coca-Cola Co. (Beverages)	3,279	214,152
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	168	17,586
The Estee Lauder Cos., Inc. (Personal Care Products)	197	13,581
The Goldman Sachs Group, Inc. (Capital Markets)	267	138,249
The Hartford Financial Services Group, Inc. (Insurance)	248	27,389
The Hershey Co. (Food Products)	125	22,198
The Home Depot, Inc. (Specialty Retail)	838	329,963
The Interpublic Group of Cos., Inc. (Media)	317	9,320
The J M Smucker Co. (Food Products)	90	10,216
The Kraft Heinz Co. (Food Products)	746	24,961
The Kroger Co. (Consumer Staples Distribution & Retail)	561	31,287
The Mosaic Co. (Chemicals)	269	7,198
The PNC Financial Services Group, Inc. (Banks)	336	63,259
The Procter & Gamble Co. (Household Products)	1,990	328,708
The Progressive Corp. (Insurance)	495	120,200
The Sherwin-Williams Co. (Chemicals)	196	70,320
The Southern Co. (Electric Utilities)	924	84,112
The TJX Cos., Inc. (Specialty Retail)	955	107,944
The Travelers Cos., Inc. (Insurance)	193	47,466
The Walt Disney Co. (Entertainment)	1,533	147,475
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,030	53,941
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	323	176,460
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	414	92,388
Tractor Supply Co. (Specialty Retail)	91	24,161
Trane Technologies PLC (Building Products)	191	70,701
TransDigm Group, Inc. (Aerospace & Defense)	47	61,208
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	206	12,463
Truist Financial Corp. (Banks)	1,132	48,733
Tyler Technologies, Inc.* (Software)	36	21,801
Tyson Foods, Inc. - Class A (Food Products)	242	14,179
U.S. Bancorp (Banks)	1,319	63,721
Uber Technologies, Inc.* (Ground Transportation)	1,776	127,961
UDR, Inc. (Residential REITs)	254	10,716
Ulta Beauty, Inc.* (Specialty Retail)	40	14,759
Union Pacific Corp. (Ground Transportation)	515	119,516
United Airlines Holdings, Inc.* (Passenger Airlines)	278	21,756
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	619	82,983
United Rentals, Inc. (Trading Companies & Distributors)	56	45,517
UnitedHealth Group, Inc. (Health Care Providers & Services)	781	440,874
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	50	10,216
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	271	35,165
Ventas, Inc. (Health Care REITs)	349	22,856
Veralto Corp. (Commercial Services & Supplies)	209	21,358
VeriSign, Inc.* (IT Services)	71	12,556
Verisk Analytics, Inc. (Professional Services)	120	32,967
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,558	149,898
Vertex Pharmaceuticals, Inc.* (Biotechnology)	218	103,764
Viatris, Inc. (Pharmaceuticals)	1,009	11,704
VICI Properties, Inc. (Specialized REITs)	885	28,108
Visa, Inc. - Class A (Financial Services)	1,412	409,268
Vistra Corp. (Independent Power and Renewable Electricity Producers)	290	36,239
Vulcan Materials Co. (Construction Materials)	112	30,680
W.R. Berkley Corp. (Insurance)	254	14,521
W.W. Grainger, Inc. (Trading Companies & Distributors)	38	42,151
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	606	5,733
Walmart, Inc. (Consumer Staples Distribution & Retail)	3,671	300,838
Warner Bros. Discovery, Inc.* (Entertainment)	1,886	15,333
Waste Management, Inc. (Commercial Services & Supplies)	309	66,697
Waters Corp.* (Life Sciences Tools & Services)	50	16,156
WEC Energy Group, Inc. (Multi-Utilities)	267	25,507
Wells Fargo & Co. (Banks)	2,877	186,775
Welltower, Inc. (Health Care REITs)	489	65,956
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	61	18,784
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	276	18,026
Westinghouse Air Brake Technologies Corp. (Machinery)	148	27,821
Weyerhaeuser Co. (Specialized REITs)	615	19,163
Willis Towers Watson PLC (Insurance)	86	25,988
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	79	7,586
Xcel Energy, Inc. (Electric Utilities)	471	31,468
Xylem, Inc. (Machinery)	205	24,965

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	238	$31,216
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	44	16,807
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	172	18,390
Zoetis, Inc. (Pharmaceuticals)	383	68,473
TOTAL COMMON STOCKS (Cost $15,246,626)		40,769,621

Repurchase Agreements(a)(b)  (29.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $16,348,129	$16,346,000	$16,346,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,346,000)		16,346,000
TOTAL INVESTMENT SECURITIES (Cost $31,592,626) - 103.5%		57,115,621
Net other assets (liabilities) - (3.5)%		(1,949,312)
NET ASSETS - 100.0%		$55,166,309

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $1,285,000.
REIT	Real Estate Investment Trust

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	18	12/23/24	$5,164,650	$105,306

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/24	5.58%	$7,026,265	$(179,731)
S&P 500	UBS AG	11/27/24	5.63%	2,208,009	(46,566)
				$9,234,274	$(226,297)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Bull ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Bull ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$628,925	1.1%
Air Freight & Logistics	159,377	0.3%
Automobile Components	19,277	NM
Automobiles	668,077	1.2%
Banks	1,357,884	2.5%
Beverages	513,435	0.9%
Biotechnology	769,326	1.4%
Broadline Retail	1,495,566	2.7%
Building Products	214,436	0.4%
Capital Markets	1,272,999	2.3%
Chemicals	583,718	1.1%
Commercial Services & Supplies	231,254	0.4%
Communications Equipment	356,368	0.6%
Construction & Engineering	37,704	0.1%
Construction Materials	61,482	0.1%
Consumer Finance	230,753	0.4%
Consumer Staples Distribution & Retail	781,461	1.4%
Containers & Packaging	97,881	0.2%
Distributors	33,311	0.1%
Diversified Telecommunication Services	286,514	0.5%
Electric Utilities	674,212	1.2%
Electrical Equipment	322,997	0.6%
Electronic Equipment, Instruments & Components	239,717	0.4%
Energy Equipment & Services	100,765	0.2%
Entertainment	505,649	0.9%
Financial Services	1,695,342	3.1%
Food Products	284,624	0.5%
Gas Utilities	18,180	NM
Ground Transportation	394,737	0.7%
Health Care Equipment & Supplies	946,925	1.7%
Health Care Providers & Services	954,487	1.7%
Health Care REITs	102,170	0.2%
Hotel & Resort REITs	10,241	NM
Hotels, Restaurants & Leisure	799,899	1.5%
Household Durables	158,473	0.3%
Household Products	469,032	0.9%
Independent Power and Renewable Electricity Producers	46,149	0.1%
Industrial Conglomerates	330,256	0.6%
Industrial REITs	88,432	0.2%
Insurance	875,969	1.6%
Interactive Media & Services	2,604,633	4.7%
IT Services	461,759	0.8%
Leisure Products	7,285	NM
Life Sciences Tools & Services	460,281	0.8%
Machinery	682,941	1.2%
Media	224,757	0.4%
Metals & Mining	143,076	0.3%
Multi-Utilities	268,282	0.5%
Office REITs	24,633	NM
Oil, Gas & Consumable Fuels	1,271,805	2.3%
Passenger Airlines	68,243	0.1%
Personal Care Products	50,705	0.1%
Pharmaceuticals	1,418,313	2.6%
Professional Services	276,227	0.5%
Real Estate Management & Development	58,583	0.1%
Residential REITs	113,448	0.2%
Retail REITs	117,971	0.2%
Semiconductors & Semiconductor Equipment	4,684,553	8.6%
Software	4,143,922	7.5%
Specialized REITs	414,617	0.8%
Specialty Retail	765,625	1.4%
Technology Hardware, Storage & Peripherals	3,052,378	5.5%
Textiles, Apparel & Luxury Goods	143,998	0.3%
Tobacco	252,899	0.5%
Trading Companies & Distributors	125,507	0.2%
Water Utilities	22,788	NM
Wireless Telecommunication Services	92,388	0.2%
Other **	14,396,688	26.1%
Total	$55,166,309	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (72.8%)

	Shares	Value
Alphabet, Inc. - Class A (Interactive Media & Services)	8,128	$1,390,782
Alphabet, Inc. - Class C (Interactive Media & Services)	6,665	1,150,979
AT&T, Inc. (Diversified Telecommunication Services)	25,020	563,951
Charter Communications, Inc.* - Class A (Media)	1,592	521,555
Comcast Corp. - Class A (Media)	13,692	597,930
Electronic Arts, Inc. (Entertainment)	3,713	560,106
Fox Corp. - Class A (Media)	4,799	201,558
Fox Corp. - Class B (Media)	2,819	109,828
Live Nation Entertainment, Inc.* (Entertainment)	3,344	391,716
Match Group, Inc.* (Interactive Media & Services)	5,508	198,453
Meta Platforms, Inc. - Class A (Interactive Media & Services)	4,451	2,526,299
Netflix, Inc.* (Entertainment)	1,065	805,172
News Corp. - Class A (Media)	8,078	220,126
News Corp. - Class B (Media)	2,399	69,667
Omnicom Group, Inc. (Media)	4,178	421,978
Paramount Global - Class B (Media)	12,699	138,927
Take-Two Interactive Software, Inc.* (Entertainment)	3,481	562,947
The Interpublic Group of Cos., Inc. (Media)	8,021	235,817
The Walt Disney Co. (Entertainment)	5,980	575,276
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	2,670	595,837
Verizon Communications, Inc. (Diversified Telecommunication Services)	12,188	513,480
Warner Bros. Discovery, Inc.* (Entertainment)	47,643	387,338
TOTAL COMMON STOCKS (Cost $9,800,125)		12,739,722

Repurchase Agreements(a)(b)  (27.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $4,869,634	$4,869,000	$4,869,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,869,000)		4,869,000
TOTAL INVESTMENT SECURITIES (Cost $14,669,125) - 100.6%		17,608,722
Net other assets (liabilities) - (0.6)%		(98,735)
NET ASSETS - 100.0%		$17,509,987

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $865,000.

Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	11/25/24	5.58%	$10,124,148	$195,072
S&P Communication Services Select Sector Index	UBS AG	11/25/24	5.63%	3,421,868	54,610
				$13,546,016	$249,682

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Communication Services UltraSector ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Diversified Telecommunication Services	$1,077,431	6.2%
Entertainment	3,282,555	18.7%
Interactive Media & Services	5,266,513	30.1%
Media	2,517,386	14.4%
Wireless Telecommunication Services	595,837	3.4%
Other **	4,770,265	27.2%
Total	$17,509,987	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Discretionary UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (78.1%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,763	$372,425
Amazon.com, Inc.* (Broadline Retail)	26,914	5,016,770
Aptiv PLC* (Automobile Components)	1,667	94,736
AutoZone, Inc.* (Specialty Retail)	108	324,972
Best Buy Co., Inc. (Specialty Retail)	1,231	111,319
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	210	982,012
BorgWarner, Inc. (Automobile Components)	1,426	47,956
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,355	54,268
CarMax, Inc.* (Specialty Retail)	976	70,643
Carnival Corp.* (Hotels, Restaurants & Leisure)	6,346	139,612
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	8,607	480,012
D.R. Horton, Inc. (Household Durables)	1,843	311,468
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	742	118,735
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	955	153,650
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	220	91,021
eBay, Inc. (Broadline Retail)	3,069	176,498
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	781	122,078
Ford Motor Co. (Automobiles)	24,544	252,558
Garmin, Ltd. (Household Durables)	963	191,011
General Motors Co. (Automobiles)	7,062	358,467
Genuine Parts Co. (Distributors)	873	100,132
Hasbro, Inc. (Leisure Products)	820	53,817
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,547	363,313
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,218	115,003
Lennar Corp. - Class A (Household Durables)	1,518	258,515
LKQ Corp. (Distributors)	1,650	60,704
Lowe's Cos., Inc. (Specialty Retail)	3,581	937,613
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	723	215,382
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,468	381,747
McDonald's Corp. (Hotels, Restaurants & Leisure)	3,310	966,884
MGM Resorts International* (Hotels, Restaurants & Leisure)	1,448	53,388
Mohawk Industries, Inc.* (Household Durables)	327	43,906
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	7,549	582,255
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,759	69,913
NVR, Inc.* (Household Durables)	21	192,209
O'Reilly Automotive, Inc.* (Specialty Retail)	365	420,896
Pool Corp. (Distributors)	240	86,794
PulteGroup, Inc. (Household Durables)	1,302	168,648
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	252	49,878
Ross Stores, Inc. (Specialty Retail)	2,094	292,574
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,486	306,636
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,120	695,624
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,443	68,470
Tesla, Inc.* (Automobiles)	12,764	3,189,085
The Home Depot, Inc. (Specialty Retail)	4,563	1,796,682
The TJX Cos., Inc. (Specialty Retail)	7,103	802,852
Tractor Supply Co. (Specialty Retail)	677	179,750
Ulta Beauty, Inc.* (Specialty Retail)	299	110,325
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	585	56,172
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,765	231,497
TOTAL COMMON STOCKS (Cost $8,219,524)		22,320,875

Repurchase Agreements(a)(b)  (21.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $6,139,800	$6,139,000	$6,139,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,139,000)		6,139,000
TOTAL INVESTMENT SECURITIES (Cost $14,358,524) - 99.6%		28,459,875
Net other assets (liabilities) - 0.4%		117,865
NET ASSETS - 100.0%		$28,577,740

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $3,769,000.

Consumer Discretionary UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	11/25/24	5.58%	$10,739,389	$120,197
S&P Consumer Discretionary Select Sector Index	UBS AG	11/25/24	5.63%	9,955,231	77,180
				$20,694,620	$197,377

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Consumer Discretionary UltraSector ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Automobile Components	$142,692	0.5%
Automobiles	3,800,110	13.3%
Broadline Retail	5,193,268	18.2%
Distributors	247,630	0.9%
Hotels, Restaurants & Leisure	5,600,341	19.5%
Household Durables	1,165,757	4.1%
Leisure Products	53,816	0.2%
Specialty Retail	5,047,626	17.7%
Textiles, Apparel & Luxury Goods	1,069,635	3.7%
Other **	6,256,865	21.9%
Total	$28,577,740	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Consumer Staples UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (80.4%)

	Shares	Value
Altria Group, Inc. (Tobacco)	2,492	$135,714
Archer-Daniels-Midland Co. (Food Products)	788	43,505
Brown-Forman Corp. - Class B (Beverages)	303	13,341
Bunge Global SA (Food Products)	234	19,661
Campbell Soup Co. (Food Products)	325	15,161
Church & Dwight Co., Inc. (Household Products)	404	40,364
Colgate-Palmolive Co. (Household Products)	1,248	116,950
Conagra Brands, Inc. (Food Products)	790	22,863
Constellation Brands, Inc. - Class A (Beverages)	258	59,944
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	311	271,871
Dollar General Corp. (Consumer Staples Distribution & Retail)	362	28,974
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	333	21,525
General Mills, Inc. (Food Products)	918	62,442
Hormel Foods Corp. (Food Products)	480	14,664
Kellanova (Food Products)	442	35,647
Kenvue, Inc. (Personal Care Products)	3,156	72,367
Keurig Dr Pepper, Inc. (Beverages)	1,856	61,155
Kimberly-Clark Corp. (Household Products)	555	74,470
Lamb Weston Holdings, Inc. (Food Products)	237	18,413
McCormick & Co., Inc. (Food Products)	415	32,470
Molson Coors Beverage Co. - Class B (Beverages)	290	15,796
Mondelez International, Inc. - Class A (Food Products)	1,753	120,046
Monster Beverage Corp.* (Beverages)	1,162	61,214
PepsiCo, Inc. (Beverages)	963	159,935
Philip Morris International, Inc. (Tobacco)	1,090	144,643
Sysco Corp. (Consumer Staples Distribution & Retail)	811	60,784
Target Corp. (Consumer Staples Distribution & Retail)	762	114,330
The Clorox Co. (Household Products)	204	32,344
The Coca-Cola Co. (Beverages)	2,719	177,578
The Estee Lauder Cos., Inc. (Personal Care Products)	384	26,473
The Hershey Co. (Food Products)	243	43,152
The J M Smucker Co. (Food Products)	176	19,978
The Kraft Heinz Co. (Food Products)	1,455	48,684
The Kroger Co. (Consumer Staples Distribution & Retail)	1,095	61,068
The Procter & Gamble Co. (Household Products)	1,650	272,547
Tyson Foods, Inc. - Class A (Food Products)	472	27,654
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	1,180	11,163
Walmart, Inc. (Consumer Staples Distribution & Retail)	3,045	249,539
TOTAL COMMON STOCKS (Cost $1,752,306)		2,808,429

Repurchase Agreements(a)(b) (25.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $875,114	$875,000	$875,000
TOTAL REPURCHASE AGREEMENTS (Cost $875,000)		875,000
TOTAL INVESTMENT SECURITIES (Cost $2,627,306) - 105.4%		3,683,429
Net other assets (liabilities) - (5.4)%		(190,153)
NET ASSETS - 100.0%		$3,493,276

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $542,000.

Consumer Staples UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	11/25/24	5.58%	$1,086,430	$(32,763)
S&P Consumer Staples Select Sector Index	UBS AG	11/25/24	5.63%	1,366,537	(29,175)
				$2,452,967	$(61,938)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Consumer Staples UltraSector ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Beverages	$548,964	15.7%
Consumer Staples Distribution & Retail	819,253	23.5%
Food Products	524,340	15.0%
Household Products	536,675	15.4%
Personal Care Products	98,840	2.8%
Tobacco	280,357	8.0%
Other **	684,847	19.6%
Total	$3,493,276	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Energy UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (79.8%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	4,719	$111,368
Baker Hughes Co. (Energy Equipment & Services)	12,673	482,588
Chevron Corp. (Oil, Gas & Consumable Fuels)	17,891	2,662,539
ConocoPhillips (Oil, Gas & Consumable Fuels)	12,214	1,337,922
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	9,432	225,613
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	7,988	308,976
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	2,387	421,950
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	6,160	751,274
EQT Corp. (Oil, Gas & Consumable Fuels)	7,578	276,900
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	33,809	3,948,214
Halliburton Co. (Energy Equipment & Services)	11,262	312,408
Hess Corp. (Oil, Gas & Consumable Fuels)	3,526	474,176
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	24,633	603,755
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	7,137	197,695
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	4,269	621,011
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	8,589	430,395
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	7,451	721,853
Phillips 66 (Oil, Gas & Consumable Fuels)	5,340	650,519
Schlumberger N.V. (Energy Equipment & Services)	18,115	725,868
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,795	466,653
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	15,550	814,354
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	4,087	530,329
TOTAL COMMON STOCKS (Cost $5,200,473)		17,076,360

Repurchase Agreements(a)(b)  (17.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $3,713,484	$3,713,000	$3,713,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,713,000)		3,713,000
TOTAL INVESTMENT SECURITIES (Cost $8,913,473) - 97.2%		20,789,360
Net other assets (liabilities) - 2.8%		595,052
NET ASSETS - 100.0%		$21,384,412

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $2,668,000.

Energy UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	11/25/24	5.58%	$6,812,316	$(102,106)
S&P Energy Select Sector Index	UBS AG	11/25/24	5.63%	8,100,755	(106,515)
				$14,913,071	$(208,621)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Energy UltraSector ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Energy Equipment & Services	$1,520,864	7.1%
Oil, Gas & Consumable Fuels	15,555,496	72.7%
Other **	4,308,052	20.2%
Total	$21,384,412	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Europe 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (100.2%)

	Shares	Value
Anheuser-Busch InBev S.A./N.V.ADR (Beverages)	1,120	$66,494
ArcelorMittal SANYS(a) (Metals & Mining)	1,460	35,945
Argenx SE*ADR (Biotechnology)	100	58,630
Ascendis Pharma A/S*ADR (Biotechnology)	300	36,846
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	120	80,707
AstraZeneca PLCADR (Pharmaceuticals)	740	52,651
Barclays PLCADR (Banks)	5,501	68,267
BioNTech SE*ADR (Biotechnology)	400	45,240
BP PLCADR (Oil, Gas & Consumable Fuels)	1,820	53,435
British American Tobacco PLCADR (Tobacco)	1,840	64,363
Diageo PLCADR (Beverages)	400	49,664
Equinor ASAADR (Oil, Gas & Consumable Fuels)	1,980	46,490
GSK PLCADR (Pharmaceuticals)	1,540	56,610
Haleon PLCADR (Personal Care Products)	5,541	53,692
HSBC Holdings PLCADR (Banks)	1,600	73,809
ING Groep N.V.ADR (Banks)	3,361	56,969
National Grid PLC*ADR (Multi-Utilities)	720	45,785
Nokia OyjADR (Communications Equipment)	11,923	56,157
Novo Nordisk A/SADR (Pharmaceuticals)	120	13,434
RELX PLCADR (Professional Services)	1,440	66,557
Rio Tinto PLCADR (Metals & Mining)	960	62,294
Ryanair Holdings PLCADR (Passenger Airlines)	800	35,408
Sanofi S.A.ADR (Pharmaceuticals)	1,440	76,147
SAP SEADR (Software)	580	135,511
Shell PLCADR (Oil, Gas & Consumable Fuels)	1,480	99,975
STMicroelectronics N.V.NYS (Semiconductors & Semiconductor Equipment)	960	26,054
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	6,461	54,143
Tenaris S.A.ADR (Energy Equipment & Services)	1,160	38,141
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	900	56,304
Vodafone Group PLCADR (Wireless Telecommunication Services)	4,781	44,320
TOTAL COMMON STOCKS (Cost $1,008,438)		1,710,042

Collateral for Securities Loaned(b)  (1.8%)

Invesco Government & Agency Portfolio - Institutional Shares, 4.78%(c)	30,982	30,982
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $30,982)		30,982
TOTAL INVESTMENT SECURITIES (Cost $1,039,420) - 102.0%		1,741,024
Net other assets (liabilities) - (2.0)%		(34,168)
NET ASSETS - 100.0%		$1,706,856

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2024. The total value of securities on loan as of October 31, 2024 was $30,209.
(b)	Securities were purchased with cash collateral held from securities on loan at October 31, 2024.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2024.
ADR	American Depositary Receipt
NYS	New York Shares

Europe 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Europe 30 ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Banks	$199,044	11.7%
Beverages	116,158	6.8%
Biotechnology	140,716	8.2%
Communications Equipment	110,300	6.5%
Energy Equipment & Services	38,141	2.2%
Metals & Mining	98,240	5.8%
Multi-Utilities	45,785	2.7%
Oil, Gas & Consumable Fuels	256,204	15.0%
Passenger Airlines	35,408	2.1%
Personal Care Products	53,692	3.1%
Pharmaceuticals	198,843	11.6%
Professional Services	66,557	3.9%
Semiconductors & Semiconductor Equipment	106,760	6.3%
Software	135,511	7.9%
Tobacco	64,363	3.8%
Wireless Telecommunication Services	44,320	2.6%
Other **	(3,186)	(0.2)%
Total	$1,706,856	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of October 31, 2024:

	Value	% of Net Assets
Belgium	$66,494	3.9%
Denmark	50,280	2.9%
Finland	56,157	3.3%
France	132,451	7.8%
Germany	180,751	10.6%
Ireland	35,408	2.1%
Luxembourg	74,086	4.3%
Netherlands	196,306	11.5%
Norway	46,490	2.7%
Sweden	54,143	3.2%
Switzerland	26,054	1.5%
United Kingdom	791,422	46.4%
Other **	(3,186)	(0.2)%
Total	$1,706,856	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b)  (154.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $1,319,172	$1,319,000	$1,319,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,319,000)		1,319,000
TOTAL INVESTMENT SECURITIES
(Cost $1,319,000) - 154.8%		1,319,000
Net other assets (liabilities) - (54.8)%		(467,058)
NET ASSETS - 100.0%		$851,942

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $15,000.

As of October 31, 2024, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$63,354	British pound	48,829	11/8/24	$62,950	$404
U.S. dollar	47,773	Canadian dollar	66,161	11/8/24	47,535	238
U.S. dollar	307,186	Euro	283,527	11/8/24	308,463	(1,277)
U.S. dollar	72,654	Japanese yen	11,017,026	11/8/24	72,593	61
U.S. dollar	22,342	Swedish krona	235,821	11/8/24	22,150	192
U.S. dollar	18,977	Swiss franc	16,412	11/8/24	19,025	(48)
Total Short Contracts	$532,286				$532,716	$(430)

Long:
British pound	104,427	U.S. dollar	$137,230	11/8/24	$134,626	$(2,604)
Canadian dollar	164,290	U.S. dollar	120,963	11/8/24	118,038	(2,925)
Euro	512,365	U.S. dollar	560,743	11/8/24	557,427	(3,316)
Japanese yen	17,820,200	U.S. dollar	119,845	11/8/24	117,421	(2,424)
Swedish krona	386,476	U.S. dollar	37,120	11/8/24	36,301	(819)
Swiss franc	34,545	U.S. dollar	40,503	11/8/24	40,045	(458)
Total Long Contracts			$1,016,404		$1,003,858	$(12,546)

As of October 31, 2024, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$184,165	British pound	142,061	11/8/24	$183,144	$1,021
U.S. dollar	141,983	Canadian dollar	196,658	11/8/24	141,293	690
U.S. dollar	897,229	Euro	827,131	11/8/24	899,876	(2,647)
U.S. dollar	207,868	Japanese yen	31,388,644	11/8/24	206,826	1,042
U.S. dollar	65,088	Swedish krona	688,463	11/8/24	64,665	423
U.S. dollar	56,227	Swiss franc	48,562	11/8/24	56,294	(67)
Total Short Contracts	$1,552,560				$1,552,098	$462

Long:
British pound	165,137	U.S. dollar	$215,640	11/8/24	$212,893	$(2,747)
Canadian dollar	206,341	U.S. dollar	149,475	11/8/24	148,250	(1,225)
Euro	1,049,440	U.S. dollar	1,146,007	11/8/24	1,141,737	(4,270)
Japanese yen	42,175,000	U.S. dollar	283,116	11/8/24	277,900	(5,216)
Swedish krona	918,904	U.S. dollar	87,748	11/8/24	86,310	(1,438)
Swiss franc	56,890	U.S. dollar	66,098	11/8/24	65,948	(150)
Total Long Contracts			$1,948,084		$1,933,038	$(15,046)

			Total unrealized appreciation			$4,071
			Total unrealized (depreciation)			(31,631)
			Total net unrealized appreciation/(depreciation)			$(27,560)

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (73.3%)

	Shares	Value
Aflac, Inc. (Insurance)	1,799	$188,517
American Express Co. (Consumer Finance)	2,005	541,511
American International Group, Inc. (Insurance)	2,299	174,448
Ameriprise Financial, Inc. (Capital Markets)	351	179,115
Aon PLC - Class A (Insurance)	776	284,691
Arch Capital Group, Ltd.* (Insurance)	1,337	131,775
Arthur J. Gallagher & Co. (Insurance)	782	219,898
Assurant, Inc. (Insurance)	185	35,465
Bank of America Corp. (Banks)	24,097	1,007,737
Berkshire Hathaway, Inc.* - Class B (Financial Services)	6,539	2,948,565
BlackRock, Inc.* (Capital Markets)	497	487,572
Blackstone, Inc. (Capital Markets)	2,570	431,118
Brown & Brown, Inc. (Insurance)	845	88,421
Capital One Financial Corp. (Consumer Finance)	1,363	221,883
Cboe Global Markets, Inc. (Capital Markets)	373	79,662
Chubb, Ltd. (Insurance)	1,341	378,752
Cincinnati Financial Corp. (Insurance)	558	78,583
Citigroup, Inc. (Banks)	6,810	436,998
Citizens Financial Group, Inc. (Banks)	1,600	67,392
CME Group, Inc. (Capital Markets)	1,285	289,588
Corpay, Inc.* (Software)	248	81,771
Discover Financial Services (Consumer Finance)	896	132,993
Erie Indemnity Co. - Class A (Insurance)	88	39,498
Everest Group, Ltd. (Insurance)	154	54,764
FactSet Research Systems, Inc. (Capital Markets)	136	61,752
Fidelity National Information Services, Inc. (Financial Services)	1,947	174,704
Fifth Third Bancorp (Banks)	2,415	105,487
First Horizon Corp. (Banks)	1	13
Fiserv, Inc.* (Financial Services)	2,055	406,685
Franklin Resources, Inc. (Capital Markets)	1,101	22,868
Global Payments, Inc. (Financial Services)	908	94,169
Globe Life, Inc. (Insurance)	321	33,898
Huntington Bancshares, Inc. (Banks)	5,183	80,803
Intercontinental Exchange, Inc. (Capital Markets)	2,050	319,534
Invesco, Ltd. (Capital Markets)	1,605	27,831
Jack Henry & Associates, Inc. (Financial Services)	259	47,120
JPMorgan Chase & Co. (Banks)	10,156	2,253,819
KeyCorp (Banks)	3,311	57,115
KKR & Co., Inc. (Capital Markets)	2,407	332,744
Loews Corp. (Insurance)	650	51,324
M&T Bank Corp. (Banks)	596	116,029
MarketAxess Holdings, Inc. (Capital Markets)	135	39,072
Marsh & McLennan Cos., Inc. (Insurance)	1,756	383,229
Mastercard, Inc. - Class A (Financial Services)	2,946	1,471,792
MetLife, Inc. (Insurance)	2,100	164,682
Moody's Corp. (Capital Markets)	559	253,808
Morgan Stanley (Capital Markets)	4,447	516,964
MSCI, Inc. (Capital Markets)	281	160,507
Nasdaq, Inc. (Capital Markets)	1,477	109,180
Northern Trust Corp. (Capital Markets)	720	72,374
PayPal Holdings, Inc.* (Financial Services)	3,650	289,445
Principal Financial Group, Inc. (Insurance)	760	62,624
Prudential Financial, Inc. (Insurance)	1,274	156,040
Raymond James Financial, Inc. (Capital Markets)	661	97,973
Regions Financial Corp. (Banks)	3,266	77,959
S&P Global, Inc. (Capital Markets)	1,144	549,532
State Street Corp. (Capital Markets)	1,066	98,925
Synchrony Financial (Consumer Finance)	1,410	77,747
T. Rowe Price Group, Inc. (Capital Markets)	795	87,339
The Allstate Corp. (Insurance)	942	175,702
The Bank of New York Mellon Corp. (Capital Markets)	2,634	198,498
The Charles Schwab Corp. (Capital Markets)	5,333	377,736
The Goldman Sachs Group, Inc. (Capital Markets)	1,127	583,548
The Hartford Financial Services Group, Inc. (Insurance)	1,045	115,410
The PNC Financial Services Group, Inc. (Banks)	1,419	267,155
The Progressive Corp. (Insurance)	2,090	507,514
The Travelers Cos., Inc. (Insurance)	814	200,195
Truist Financial Corp. (Banks)	4,780	205,779
U.S. Bancorp (Banks)	5,570	269,087
Visa, Inc. - Class A (Financial Services)	5,963	1,728,375
W.R. Berkley Corp. (Insurance)	1,073	61,343
Wells Fargo & Co. (Banks)	12,150	788,778
Willis Towers Watson PLC (Insurance)	363	109,695
TOTAL COMMON STOCKS
(Cost $18,169,953)		23,024,619

Repurchase Agreements(a)(b)  (28.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $8,879,156	$8,878,000	$8,878,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,878,000)		8,878,000
TOTAL INVESTMENT SECURITIES
(Cost $27,047,953) - 101.5%		31,902,619
Net other assets (liabilities) - (1.5)%		(468,028)
NET ASSETS - 100.0%		$31,434,591

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $4,599,000.

Financials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	11/25/24	5.58%	$12,797,553	$(192,782)
S&P Financial Select Sector Index	UBS AG	11/25/24	5.63%	11,395,859	(168,521)
				$24,193,412	$(361,303)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Banks	$5,734,151	18.2%
Capital Markets	5,377,240	17.1%
Consumer Finance	974,134	3.1%
Financial Services	7,160,856	22.8%
Insurance	3,696,468	11.8%
Software	81,770	0.3%
Other **	8,409,972	26.7%
Total	$31,434,591	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (80.0%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	3,590	$406,999
AbbVie, Inc. (Biotechnology)	3,644	742,902
Agilent Technologies, Inc. (Life Sciences Tools & Services)	602	78,447
Align Technology, Inc.* (Health Care Equipment & Supplies)	145	29,729
Amgen, Inc. (Biotechnology)	1,109	355,057
Baxter International, Inc. (Health Care Equipment & Supplies)	1,054	37,628
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	597	139,453
Biogen, Inc.* (Biotechnology)	301	52,374
Bio-Techne Corp. (Life Sciences Tools & Services)	325	23,969
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,038	255,253
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,184	233,342
Cardinal Health, Inc. (Health Care Providers & Services)	503	54,586
Catalent, Inc.* (Pharmaceuticals)	373	21,858
Cencora, Inc. (Health Care Providers & Services)	361	82,337
Centene Corp.* (Health Care Providers & Services)	1,086	67,614
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	106	18,929
CVS Health Corp. (Health Care Providers & Services)	2,596	146,570
Danaher Corp. (Life Sciences Tools & Services)	1,325	325,500
DaVita, Inc.* (Health Care Providers & Services)	95	13,282
Dexcom, Inc.* (Health Care Equipment & Supplies)	827	58,287
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,243	83,293
Elevance Health, Inc. (Health Care Providers & Services)	478	193,953
Eli Lilly & Co. (Pharmaceuticals)	1,626	1,349,157
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	942	82,284
Gilead Sciences, Inc. (Biotechnology)	2,569	228,179
HCA Healthcare, Inc. (Health Care Providers & Services)	384	137,756
Henry Schein, Inc.* (Health Care Providers & Services)	261	18,330
Hologic, Inc.* (Health Care Equipment & Supplies)	480	38,818
Humana, Inc. (Health Care Providers & Services)	249	64,200
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	170	69,176
Incyte Corp.* (Biotechnology)	330	24,460
Insulet Corp.* (Health Care Equipment & Supplies)	145	33,572
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	731	368,308
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	358	73,684
Johnson & Johnson (Pharmaceuticals)	4,967	794,025
Labcorp Holdings, Inc. (Health Care Providers & Services)	173	39,491
McKesson Corp. (Health Care Providers & Services)	267	133,658
Medtronic PLC (Health Care Equipment & Supplies)	2,645	236,066
Merck & Co., Inc. (Pharmaceuticals)	5,229	535,031
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	44	56,837
Moderna, Inc.* (Biotechnology)	698	37,943
Molina Healthcare, Inc.* (Health Care Providers & Services)	122	39,189
Pfizer, Inc. (Pharmaceuticals)	11,691	330,855
Quest Diagnostics, Inc. (Health Care Providers & Services)	229	35,456
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	218	182,728
ResMed, Inc. (Health Care Equipment & Supplies)	304	73,711
Revvity, Inc. (Life Sciences Tools & Services)	254	30,122
Solventum Corp.* (Health Care Providers & Services)	286	20,758
STERIS PLC (Health Care Equipment & Supplies)	204	45,257
Stryker Corp. (Health Care Equipment & Supplies)	707	251,890
Teleflex, Inc. (Health Care Equipment & Supplies)	97	19,503
The Cigna Group (Health Care Providers & Services)	577	181,645
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	411	43,023
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	787	429,953
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,905	1,075,372
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	124	25,334
Vertex Pharmaceuticals, Inc.* (Biotechnology)	532	253,221
Viatris, Inc. (Pharmaceuticals)	2,464	28,582
Waters Corp.* (Life Sciences Tools & Services)	124	40,066
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	151	46,497
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	420	44,906
Zoetis, Inc. (Pharmaceuticals)	934	166,981
TOTAL COMMON STOCKS
(Cost $2,035,397)		11,107,386

Repurchase Agreements(a)(b)  (31.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $4,317,562	$4,317,000	$4,317,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,317,000)		4,317,000
TOTAL INVESTMENT SECURITIES
(Cost $6,352,397) - 111.1%		15,424,386
Net other assets (liabilities) - (11.1)%		(1,537,302)
NET ASSETS - 100.0%		$13,887,084

Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $2,438,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	11/25/24	5.58%	$6,974,847	$(177,340)
S&P Health Care Select Sector Index	UBS AG	11/25/24	5.33%	2,816,651	(132,078)
				$9,791,498	$(309,418)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Biotechnology	$1,876,864	13.5%
Health Care Equipment & Supplies	2,317,156	16.7%
Health Care Providers & Services	2,329,531	16.8%
Life Sciences Tools & Services	1,124,004	8.1%
Pharmaceuticals	3,459,831	24.9%
Other **	2,779,698	20.0%
Total	$13,887,084	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (81.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	509	$65,391
A.O. Smith Corp. (Building Products)	111	8,336
Allegion PLC (Building Products)	81	11,310
Amentum Holdings, Inc.* (Professional Services)	116	3,450
AMETEK, Inc. (Electrical Equipment)	214	39,235
Automatic Data Processing, Inc. (Professional Services)	378	109,333
Axon Enterprise, Inc.* (Aerospace & Defense)	66	27,951
Broadridge Financial Solutions, Inc. (Professional Services)	108	22,773
Builders FirstSource, Inc.* (Building Products)	108	18,511
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	108	11,128
Carrier Global Corp. (Building Products)	777	56,503
Caterpillar, Inc. (Machinery)	449	168,915
Cintas Corp. (Commercial Services & Supplies)	318	65,448
Copart, Inc.* (Commercial Services & Supplies)	810	41,691
CSX Corp. (Ground Transportation)	1,794	60,350
Cummins, Inc. (Machinery)	127	41,780
Dayforce, Inc.* (Professional Services)	146	10,359
Deere & Co. (Machinery)	238	96,316
Delta Air Lines, Inc. (Passenger Airlines)	593	33,931
Dover Corp. (Machinery)	128	24,234
Eaton Corp. PLC (Electrical Equipment)	368	122,020
Emerson Electric Co. (Electrical Equipment)	530	57,383
Equifax, Inc. (Professional Services)	115	30,477
Expeditors International of Washington, Inc. (Air Freight & Logistics)	130	15,470
Fastenal Co. (Trading Companies & Distributors)	530	41,435
FedEx Corp. (Air Freight & Logistics)	209	57,235
Fortive Corp. (Machinery)	324	23,143
GE Vernova, Inc.* (Electrical Equipment)	254	76,622
Generac Holdings, Inc.* (Electrical Equipment)	56	9,271
General Dynamics Corp. (Aerospace & Defense)	239	69,695
General Electric Co. (Industrial Conglomerates)	1,004	172,467
Honeywell International, Inc. (Industrial Conglomerates)	603	124,025
Howmet Aerospace, Inc. (Aerospace & Defense)	378	37,694
Hubbell, Inc. (Electrical Equipment)	50	21,352
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	36	6,659
IDEX Corp. (Machinery)	70	15,025
Illinois Tool Works, Inc. (Machinery)	250	65,283
Ingersoll Rand, Inc. (Machinery)	373	35,808
J.B. Hunt Transport Services, Inc. (Ground Transportation)	75	13,547
Jacobs Solutions, Inc. (Professional Services)	116	16,307
Johnson Controls International PLC (Building Products)	618	46,690
L3Harris Technologies, Inc. (Aerospace & Defense)	175	43,307
Leidos Holdings, Inc. (Professional Services)	125	22,895
Lockheed Martin Corp. (Aerospace & Defense)	197	107,571
Masco Corp. (Building Products)	201	16,062
Nordson Corp. (Machinery)	51	12,642
Norfolk Southern Corp. (Ground Transportation)	210	52,590
Northrop Grumman Corp. (Aerospace & Defense)	128	65,155
Old Dominion Freight Line, Inc. (Ground Transportation)	174	35,030
Otis Worldwide Corp. (Machinery)	371	36,432
PACCAR, Inc. (Machinery)	485	50,576
Parker-Hannifin Corp. (Machinery)	119	75,454
Paychex, Inc. (Professional Services)	297	41,381
Paycom Software, Inc. (Professional Services)	45	9,406
Pentair PLC (Machinery)	153	15,165
Quanta Services, Inc. (Construction & Engineering)	136	41,022
Republic Services, Inc. (Commercial Services & Supplies)	189	37,422
Rockwell Automation, Inc. (Electrical Equipment)	105	28,005
Rollins, Inc. (Commercial Services & Supplies)	259	12,209
RTX Corp. (Aerospace & Defense)	1,232	149,059
Snap-on, Inc. (Machinery)	49	16,176
Southwest Airlines Co. (Passenger Airlines)	553	16,911
Stanley Black & Decker, Inc. (Machinery)	142	13,197
Textron, Inc. (Aerospace & Defense)	173	13,913
The Boeing Co.* (Aerospace & Defense)	676	100,934
Trane Technologies PLC (Building Products)	209	77,364
TransDigm Group, Inc. (Aerospace & Defense)	52	67,720
Uber Technologies, Inc.* (Ground Transportation)	1,944	140,065
Union Pacific Corp. (Ground Transportation)	564	130,887
United Airlines Holdings, Inc.* (Passenger Airlines)	303	23,713
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	678	90,893
United Rentals, Inc. (Trading Companies & Distributors)	61	49,582
Veralto Corp. (Commercial Services & Supplies)	229	23,402
Verisk Analytics, Inc. (Professional Services)	132	36,263
W.W. Grainger, Inc. (Trading Companies & Distributors)	41	45,478
Waste Management, Inc. (Commercial Services & Supplies)	338	72,956
Westinghouse Air Brake Technologies Corp. (Machinery)	162	30,453
Xylem, Inc. (Machinery)	225	27,401
TOTAL COMMON STOCKS (Cost $1,625,016)		3,803,244

Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b)  (19.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $912,119	$912,000	$912,000
TOTAL REPURCHASE AGREEMENTS (Cost $912,000)		912,000
TOTAL INVESTMENT SECURITIES (Cost $2,537,016) - 101.1%		4,715,244
Net other assets (liabilities) - (1.1)%		(51,357)
NET ASSETS - 100.0%		$4,663,887

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $530,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	11/25/24	5.58%	$591,724	$(11,999)
S&P Industrials Select Sector Index	UBS AG	11/25/24	5.63%	2,616,254	(66,010)
				$3,207,978	$(78,009)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$689,658	14.8%
Air Freight & Logistics	174,726	3.7%
Building Products	234,776	5.0%
Commercial Services & Supplies	253,128	5.4%
Construction & Engineering	41,022	0.9%
Electrical Equipment	353,888	7.6%
Ground Transportation	432,469	9.3%
Industrial Conglomerates	361,883	7.8%
Machinery	748,000	16.0%
Passenger Airlines	74,555	1.6%
Professional Services	302,644	6.5%
Trading Companies & Distributors	136,495	2.9%
Other **	860,643	18.5%
Total	$4,663,887	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Internet UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (80.6%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	15,545	$2,095,311
Akamai Technologies, Inc.* (IT Services)	5,552	561,196
Alphabet, Inc. - Class A (Interactive Media & Services)	22,199	3,798,471
Alphabet, Inc. - Class C (Interactive Media & Services)	18,198	3,142,613
Amazon.com, Inc.* (Broadline Retail)	33,191	6,186,802
Arista Networks, Inc.* (Communications Equipment)	8,037	3,105,818
Atlassian Corp.* - Class A (Software)	5,688	1,072,416
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	720	3,366,899
Box, Inc.* - Class A (Software)	5,225	165,946
Carvana Co.* (Specialty Retail)	4,067	1,005,810
Ciena Corp.* (Communications Equipment)	5,189	329,553
Cisco Systems, Inc. (Communications Equipment)	56,119	3,073,638
Cloudflare, Inc.* - Class A (IT Services)	11,008	965,512
Confluent, Inc.* - Class A (Software)	9,124	238,775
Copart, Inc.* (Commercial Services & Supplies)	31,267	1,609,313
Datadog, Inc.* - Class A (Software)	11,203	1,405,304
DocuSign, Inc.* (Software)	7,202	499,675
DoorDash, Inc.* - Class A (Hotels, Restaurants & Leisure)	11,851	1,857,052
DraftKings, Inc.* (Hotels, Restaurants & Leisure)	17,259	609,588
Dropbox, Inc.* - Class A (Software)	8,308	214,762
eBay, Inc. (Broadline Retail)	17,445	1,003,262
GoDaddy, Inc.* - Class A (IT Services)	4,992	832,666
HubSpot, Inc.* (Software)	1,828	1,014,156
Juniper Networks, Inc. (Communications Equipment)	11,640	452,796
MARA Holdings, Inc.* (Software)	10,571	177,276
Meta Platforms, Inc. - Class A (Interactive Media & Services)	11,966	6,791,662
Netflix, Inc.* (Entertainment)	7,396	5,591,598
Nutanix, Inc.* - Class A (Software)	8,748	543,251
Okta, Inc.* (IT Services)	5,677	408,120
Paycom Software, Inc. (Professional Services)	1,780	372,073
PayPal Holdings, Inc.* (Financial Services)	36,242	2,873,991
Pinterest, Inc.* - Class A (Interactive Media & Services)	21,308	677,381
ROBLOX Corp.* - Class A (Entertainment)	19,078	986,714
Salesforce, Inc. (Software)	16,615	4,841,112
Smartsheet, Inc.* - Class A (Software)	4,777	269,518
Snowflake, Inc.* - Class A (IT Services)	12,361	1,419,289
Veeva Systems, Inc.* - Class A (Health Care Technology)	5,215	1,089,048
VeriSign, Inc.* (IT Services)	2,946	520,971
Workday, Inc.* - Class A (Software)	7,430	1,737,505
Zoom Video Communications, Inc.* - Class A (Software)	9,113	681,106
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	10,138	112,025
TOTAL COMMON STOCKS (Cost $28,726,386)		67,699,974

Repurchase Agreements(a)(b)  (19.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $16,076,094	$16,074,000	$16,074,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,074,000)		16,074,000
TOTAL INVESTMENT SECURITIES (Cost $44,800,386) - 99.7%		83,773,974
Net other assets (liabilities) - 0.3%		255,225
NET ASSETS - 100.0%		$84,029,199

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $10,674,000.

Internet UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Composite Internet Index	Goldman Sachs International	11/25/24	5.58%	$29,909,107	$478,383
Dow Jones Composite Internet Index	UBS AG	11/25/24	5.63%	28,500,628	445,832
				$58,409,735	$924,215

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Internet UltraSector ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Broadline Retail	$7,190,064	8.6%
Commercial Services & Supplies	1,609,313	1.9%
Communications Equipment	6,961,805	8.3%
Entertainment	6,578,312	7.8%
Financial Services	2,873,991	3.4%
Health Care Technology	1,089,048	1.3%
Hotels, Restaurants & Leisure	7,928,850	9.4%
Interactive Media & Services	14,522,152	17.3%
IT Services	4,707,754	5.6%
Professional Services	372,073	0.5%
Software	12,860,802	15.3%
Specialty Retail	1,005,810	1.2%
Other **	16,329,225	19.4%
Total	$84,029,199	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (100.0%)

	Shares	Value
A.O. Smith Corp. (Building Products)	71	$5,332
AbbVie, Inc. (Biotechnology)	637	129,865
Accenture PLC - Class A (IT Services)	331	114,135
Adobe, Inc.* (Software)	433	207,009
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,577	227,198
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	212	28,575
Akamai Technologies, Inc.* (IT Services)	69	6,975
Align Technology, Inc.* (Health Care Equipment & Supplies)	37	7,586
Allegion PLC (Building Products)	31	4,329
Alphabet, Inc. - Class A (Interactive Media & Services)	5,712	977,380
Alphabet, Inc. - Class C (Interactive Media & Services)	4,683	808,707
Amazon.com, Inc.* (Broadline Retail)	9,108	1,697,732
American Express Co. (Consumer Finance)	383	103,440
American Tower Corp. (Specialized REITs)	188	40,146
Ameriprise Financial, Inc. (Capital Markets)	51	26,025
AMETEK, Inc. (Electrical Equipment)	108	19,801
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	655	43,898
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	285	63,586
ANSYS, Inc.* (Software)	49	15,700
Aon PLC - Class A (Insurance)	108	39,622
APA Corp. (Oil, Gas & Consumable Fuels)	357	8,425
Apple, Inc. (Technology Hardware, Storage & Peripherals)	14,827	3,349,568
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	807	146,535
Arch Capital Group, Ltd.* (Insurance)	363	35,777
Arista Networks, Inc.* (Communications Equipment)	250	96,610
Arthur J. Gallagher & Co. (Insurance)	109	30,651
Autodesk, Inc.* (Software)	109	30,934
Automatic Data Processing, Inc. (Professional Services)	155	44,832
AutoZone, Inc.* (Specialty Retail)	11	33,099
Axon Enterprise, Inc.* (Aerospace & Defense)	69	29,222
Blackstone, Inc. (Capital Markets)	504	84,546
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	33	154,317
Boston Scientific Corp.* (Health Care Equipment & Supplies)	787	66,124
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,539	770,585
Broadridge Financial Solutions, Inc. (Professional Services)	65	13,706
Brown & Brown, Inc. (Insurance)	179	18,731
Builders FirstSource, Inc.* (Building Products)	114	19,540
Cadence Design Systems, Inc.* (Software)	266	73,448
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	119	4,766
Carnival Corp.* (Hotels, Restaurants & Leisure)	697	15,334
Carrier Global Corp. (Building Products)	390	28,361
Caterpillar, Inc. (Machinery)	273	102,702
Cboe Global Markets, Inc. (Capital Markets)	65	13,882
CDW Corp. (Electronic Equipment, Instruments & Components)	56	10,541
Celanese Corp. (Chemicals)	106	13,353
CF Industries Holdings, Inc. (Chemicals)	92	7,565
Charter Communications, Inc.* - Class A (Media)	45	14,742
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	1,333	74,341
Church & Dwight Co., Inc. (Household Products)	107	10,690
Cintas Corp. (Commercial Services & Supplies)	185	38,075
CME Group, Inc. (Capital Markets)	126	28,395
Colgate-Palmolive Co. (Household Products)	310	29,050
ConocoPhillips (Oil, Gas & Consumable Fuels)	780	85,442
Constellation Energy Corp. (Electric Utilities)	138	36,288
Copart, Inc.* (Commercial Services & Supplies)	852	43,852
Corpay, Inc.* (Software)	68	22,421
CoStar Group, Inc.* (Real Estate Management & Development)	169	12,302
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	182	159,101
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	472	11,290
Crowdstrike Holdings, Inc.* - Class A (Software)	225	66,796
CSX Corp. (Ground Transportation)	941	31,655
D.R. Horton, Inc. (Household Durables)	284	47,996
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	60	9,601
DaVita, Inc.* (Health Care Providers & Services)	25	3,495
Dayforce, Inc.* (Professional Services)	84	5,960
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	150	24,134
Deere & Co. (Machinery)	143	57,871
Dell Technologies, Inc. - Class C (Technology Hardware, Storage & Peripherals)	149	18,421
Delta Air Lines, Inc. (Passenger Airlines)	348	19,913
Dexcom, Inc.* (Health Care Equipment & Supplies)	236	16,633
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	183	32,349
Digital Realty Trust, Inc. (Specialized REITs)	121	21,566
Discover Financial Services (Consumer Finance)	132	19,593
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	13	5,378
Eaton Corp. PLC (Electrical Equipment)	241	79,910
Ecolab, Inc. (Chemicals)	126	30,962
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	215	14,407
Electronic Arts, Inc. (Entertainment)	103	15,538
Eli Lilly & Co. (Pharmaceuticals)	769	638,069
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	47	3,903
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	365	44,515
EPAM Systems, Inc.* (IT Services)	22	4,150

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Equifax, Inc. (Professional Services)	48	$12,721
Equinix, Inc. (Specialized REITs)	45	40,863
Erie Indemnity Co. - Class A (Insurance)	14	6,284
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	120	18,757
Expeditors International of Washington, Inc. (Air Freight & Logistics)	49	5,831
FactSet Research Systems, Inc. (Capital Markets)	18	8,173
Fair Isaac Corp.* (Software)	24	47,835
Fastenal Co. (Trading Companies & Distributors)	279	21,812
First Horizon Corp. (Banks)	1	14
Fiserv, Inc.* (Financial Services)	292	57,787
Fortinet, Inc.* (Software)	618	48,612
Fortive Corp. (Machinery)	340	24,286
Freeport-McMoRan, Inc. (Metals & Mining)	697	31,379
Garmin, Ltd. (Household Durables)	81	16,066
Gartner, Inc.* (IT Services)	76	38,190
GE Vernova, Inc.* (Electrical Equipment)	116	34,992
Generac Holdings, Inc.* (Electrical Equipment)	36	5,960
General Electric Co. (Industrial Conglomerates)	454	77,988
GoDaddy, Inc.* - Class A (IT Services)	138	23,018
HCA Healthcare, Inc. (Health Care Providers & Services)	85	30,493
Hess Corp. (Oil, Gas & Consumable Fuels)	268	36,041
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	241	56,599
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	407	7,017
Howmet Aerospace, Inc. (Aerospace & Defense)	230	22,936
Hubbell, Inc. (Electrical Equipment)	24	10,249
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	46	18,718
Illinois Tool Works, Inc. (Machinery)	120	31,336
Ingersoll Rand, Inc. (Machinery)	301	28,896
Insulet Corp.* (Health Care Equipment & Supplies)	26	6,020
Intuit, Inc. (Software)	272	166,002
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	230	115,884
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	64	13,172
Iron Mountain, Inc. (Specialized REITs)	144	17,817
Jabil, Inc. (Electronic Equipment, Instruments & Components)	59	7,262
KKR & Co., Inc. (Capital Markets)	658	90,962
KLA Corp. (Semiconductors & Semiconductor Equipment)	131	87,276
Lam Research Corp.* (Semiconductors & Semiconductor Equipment)	1,270	94,425
Lamb Weston Holdings, Inc. (Food Products)	91	7,070
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	208	10,785
Lennar Corp. - Class A (Household Durables)	133	22,650
Linde PLC (Chemicals)	245	111,756
Live Nation Entertainment, Inc.* (Entertainment)	151	17,688
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	112	33,365
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	286	7,922
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	177	25,748
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	231	59,987
Marsh & McLennan Cos., Inc. (Insurance)	249	54,342
Martin Marietta Materials, Inc. (Construction Materials)	40	23,694
Masco Corp. (Building Products)	113	9,030
Mastercard, Inc. - Class A (Financial Services)	578	288,763
McDonald's Corp. (Hotels, Restaurants & Leisure)	308	89,970
Merck & Co., Inc. (Pharmaceuticals)	986	100,888
Meta Platforms, Inc. - Class A (Interactive Media & Services)	2,131	1,209,514
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	9	11,626
MGM Resorts International* (Hotels, Restaurants & Leisure)	151	5,567
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	307	22,525
Microsoft Corp. (Software)	7,248	2,945,224
Molina Healthcare, Inc.* (Health Care Providers & Services)	34	10,921
Mondelez International, Inc. - Class A (Food Products)	546	37,390
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	49	37,206
Monster Beverage Corp.* (Beverages)	413	21,757
Moody's Corp. (Capital Markets)	71	32,237
Motorola Solutions, Inc. (Communications Equipment)	94	42,239
MSCI, Inc. (Capital Markets)	45	25,704
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	73	8,418
Netflix, Inc.* (Entertainment)	420	317,532
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	501	38,642
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	426	10,795
Nucor Corp. (Metals & Mining)	144	20,425
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	23,988	3,184,646
NVR, Inc.* (Household Durables)	3	27,458
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	187	43,852
Old Dominion Freight Line, Inc. (Ground Transportation)	185	37,244
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	181	12,759
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	351	34,005
Oracle Corp. (Software)	1,558	261,494
O'Reilly Automotive, Inc.* (Specialty Retail)	42	48,432
Otis Worldwide Corp. (Machinery)	151	14,828
PACCAR, Inc. (Machinery)	372	38,792
Palantir Technologies, Inc.* - Class A (Software)	1,962	81,541
Palo Alto Networks, Inc.* (Software)	317	114,225

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Parker-Hannifin Corp. (Machinery)	97	$61,505
Paychex, Inc. (Professional Services)	124	17,277
Paycom Software, Inc. (Professional Services)	20	4,181
Pentair PLC (Machinery)	112	11,101
PepsiCo, Inc. (Beverages)	483	80,217
Philip Morris International, Inc. (Tobacco)	561	74,445
Pool Corp. (Distributors)	22	7,956
PTC, Inc.* (Software)	70	12,973
Public Storage (Specialized REITs)	66	21,718
PulteGroup, Inc. (Household Durables)	201	26,036
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	564	91,802
Quanta Services, Inc. (Construction & Engineering)	101	30,465
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	22	4,354
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	63	52,807
Republic Services, Inc. (Commercial Services & Supplies)	113	22,374
Rockwell Automation, Inc. (Electrical Equipment)	53	14,136
Rollins, Inc. (Commercial Services & Supplies)	116	5,468
Roper Technologies, Inc. (Software)	46	24,736
Ross Stores, Inc. (Specialty Retail)	324	45,269
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	231	47,667
S&P Global, Inc. (Capital Markets)	138	66,290
Salesforce, Inc. (Software)	945	275,344
SBA Communications Corp. (Specialized REITs)	43	9,867
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	82	8,230
ServiceNow, Inc.* (Software)	201	187,531
Simon Property Group, Inc. (Retail REITs)	110	18,603
Snap-on, Inc. (Machinery)	23	7,593
Starbucks Corp. (Hotels, Restaurants & Leisure)	651	63,603
Steel Dynamics, Inc. (Metals & Mining)	86	11,223
STERIS PLC (Health Care Equipment & Supplies)	55	12,202
Stryker Corp. (Health Care Equipment & Supplies)	212	75,531
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	485	14,118
Synopsys, Inc.* (Software)	149	76,528
Take-Two Interactive Software, Inc.* (Entertainment)	79	12,776
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	212	35,396
TE Connectivity PLC* (Electronic Equipment, Instruments & Components)	116	17,101
Tesla, Inc.* (Automobiles)	2,705	675,844
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	330	67,043
The Boeing Co.* (Aerospace & Defense)	313	46,734
The Coca-Cola Co. (Beverages)	1,472	96,135
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	80	8,374
The Hershey Co. (Food Products)	55	9,767
The Home Depot, Inc. (Specialty Retail)	358	140,964
The Procter & Gamble Co. (Household Products)	895	147,837
The Progressive Corp. (Insurance)	285	69,206
The Sherwin-Williams Co. (Chemicals)	113	40,541
The TJX Cos., Inc. (Specialty Retail)	716	80,929
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	460	24,090
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	142	77,578
Tractor Supply Co. (Specialty Retail)	46	12,213
Trane Technologies PLC (Building Products)	152	56,263
TransDigm Group, Inc. (Aerospace & Defense)	56	72,928
Tyler Technologies, Inc.* (Software)	43	26,040
Uber Technologies, Inc.* (Ground Transportation)	2,046	147,414
Ulta Beauty, Inc.* (Specialty Retail)	31	11,438
Union Pacific Corp. (Ground Transportation)	267	61,963
United Rentals, Inc. (Trading Companies & Distributors)	66	53,645
UnitedHealth Group, Inc. (Health Care Providers & Services)	342	193,060
VeriSign, Inc.* (IT Services)	40	7,074
Verisk Analytics, Inc. (Professional Services)	77	21,153
Vertex Pharmaceuticals, Inc.* (Biotechnology)	162	77,109
Visa, Inc. - Class A (Financial Services)	1,074	311,299
Vistra Corp. (Independent Power and Renewable Electricity Producers)	335	41,862
Vulcan Materials Co. (Construction Materials)	82	22,462
W.W. Grainger, Inc. (Trading Companies & Distributors)	33	36,605
Waste Management, Inc. (Commercial Services & Supplies)	168	36,263
Waters Corp.* (Life Sciences Tools & Services)	22	7,108
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	70	21,555
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	90	8,642
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	125	16,395
Zoetis, Inc. (Pharmaceuticals)	243	43,444
TOTAL COMMON STOCKS
(Cost $16,178,132)		26,790,728
TOTAL INVESTMENT SECURITIES
(Cost $16,178,132) - 100.0%		26,790,728
Net other assets (liabilities) – (NM)		(9,620)
NET ASSETS - 100.0%		$26,781,108

*	Non-income producing security.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Large-Cap Growth ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$171,820	0.6%
Air Freight & Logistics	5,831	NM
Automobiles	675,844	2.5%
Banks	14	NM
Beverages	198,110	0.7%
Biotechnology	259,780	1.0%
Broadline Retail	1,697,731	6.3%
Building Products	122,855	0.5%
Capital Markets	376,214	1.4%
Chemicals	204,178	0.8%
Commercial Services & Supplies	146,032	0.5%
Communications Equipment	138,849	0.5%
Construction & Engineering	30,465	0.1%
Construction Materials	46,156	0.2%
Consumer Finance	123,033	0.5%
Consumer Staples Distribution & Retail	159,101	0.6%
Distributors	7,956	NM
Electric Utilities	36,288	0.1%
Electrical Equipment	165,048	0.6%
Electronic Equipment, Instruments & Components	78,802	0.3%
Entertainment	363,534	1.4%
Financial Services	657,849	2.5%
Food Products	54,227	0.2%
Ground Transportation	278,276	1.0%
Health Care Equipment & Supplies	341,479	1.3%
Health Care Providers & Services	237,969	0.9%
Hotel & Resort REITs	7,017	NM
Hotels, Restaurants & Leisure	681,079	2.5%
Household Durables	140,206	0.5%
Household Products	187,577	0.7%
Independent Power and Renewable Electricity Producers	41,862	0.2%
Industrial Conglomerates	77,988	0.3%
Insurance	254,613	1.0%
Interactive Media & Services	2,995,601	11.2%
IT Services	193,542	0.7%
Life Sciences Tools & Services	131,039	0.5%
Machinery	378,911	1.4%
Media	14,742	0.1%
Metals & Mining	63,027	0.2%
Oil, Gas & Consumable Fuels	345,223	1.3%
Passenger Airlines	19,912	0.1%
Pharmaceuticals	782,401	2.9%
Professional Services	119,830	0.4%
Real Estate Management & Development	12,301	NM
Retail REITs	18,603	0.1%
Semiconductors & Semiconductor Equipment	4,853,342	18.1%
Software	4,684,393	17.5%
Specialized REITs	151,977	0.6%
Specialty Retail	372,344	1.4%
Technology Hardware, Storage & Peripherals	3,398,755	12.7%
Textiles, Apparel & Luxury Goods	100,495	0.4%
Tobacco	74,445	0.3%
Trading Companies & Distributors	112,062	0.4%
Other **	(9,620)	NM
Total	$26,781,108	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (99.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	248	$31,861
A.O. Smith Corp. (Building Products)	19	1,427
Abbott Laboratories (Health Care Equipment & Supplies)	786	89,109
AbbVie, Inc. (Biotechnology)	502	102,343
Accenture PLC - Class A (IT Services)	129	44,482
Aflac, Inc. (Insurance)	228	23,892
Agilent Technologies, Inc. (Life Sciences Tools & Services)	131	17,071
Air Products and Chemicals, Inc. (Chemicals)	100	31,053
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	100	13,479
Akamai Technologies, Inc.* (IT Services)	37	3,740
Albemarle Corp. (Chemicals)	52	4,926
Alexandria Real Estate Equities, Inc. (Office REITs)	72	8,032
Align Technology, Inc.* (Health Care Equipment & Supplies)	14	2,870
Allegion PLC (Building Products)	25	3,491
Alliant Energy Corp. (Electric Utilities)	114	6,840
Altria Group, Inc. (Tobacco)	768	41,825
Amcor PLC (Containers & Packaging)	647	7,201
Amentum Holdings, Inc.* (Professional Services)	52	1,546
Ameren Corp. (Multi-Utilities)	120	10,453
American Electric Power Co., Inc. (Electric Utilities)	240	23,700
American Express Co. (Consumer Finance)	77	20,796
American International Group, Inc. (Insurance)	289	21,929
American Tower Corp. (Specialized REITs)	124	26,479
American Water Works Co., Inc. (Water Utilities)	89	12,292
Ameriprise Financial, Inc. (Capital Markets)	21	10,716
AMETEK, Inc. (Electrical Equipment)	54	9,900
Amgen, Inc. (Biotechnology)	243	77,799
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	236	15,817
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	93	20,749
ANSYS, Inc.* (Software)	16	5,127
Aon PLC - Class A (Insurance)	49	17,977
Aptiv PLC* (Automobile Components)	118	6,706
Archer-Daniels-Midland Co. (Food Products)	212	11,705
Arthur J. Gallagher & Co. (Insurance)	49	13,779
Assurant, Inc. (Insurance)	24	4,601
AT&T, Inc. (Diversified Telecommunication Services)	3,233	72,872
Atmos Energy Corp. (Gas Utilities)	72	9,992
Autodesk, Inc.* (Software)	47	13,339
Automatic Data Processing, Inc. (Professional Services)	113	32,684
AutoZone, Inc.* (Specialty Retail)	3	9,027
AvalonBay Communities, Inc. (Residential REITs)	65	14,405
Avery Dennison Corp. (Containers & Packaging)	37	7,660
Baker Hughes Co. (Energy Equipment & Services)	444	16,908
Ball Corp. (Containers & Packaging)	135	7,999
Bank of America Corp. (Banks)	3,045	127,343
Baxter International, Inc. (Health Care Equipment & Supplies)	225	8,033
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	130	30,367
Berkshire Hathaway, Inc.* - Class B (Financial Services)	827	372,912
Best Buy Co., Inc. (Specialty Retail)	88	7,958
Biogen, Inc.* (Biotechnology)	66	11,484
Bio-Techne Corp. (Life Sciences Tools & Services)	71	5,236
BlackRock, Inc.* (Capital Markets)	62	60,824
Blackstone, Inc. (Capital Markets)	92	15,433
BorgWarner, Inc. (Automobile Components)	100	3,363
Boston Scientific Corp.* (Health Care Equipment & Supplies)	296	24,870
Bristol-Myers Squibb Co. (Pharmaceuticals)	911	50,806
Broadridge Financial Solutions, Inc. (Professional Services)	23	4,850
Brown & Brown, Inc. (Insurance)	24	2,511
Brown-Forman Corp. - Class B (Beverages)	79	3,478
Bunge Global SA (Food Products)	63	5,293
BXP, Inc. (Office REITs)	65	5,236
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	54	5,564
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	39	1,562
Camden Property Trust (Residential REITs)	49	5,674
Campbell Soup Co. (Food Products)	83	3,872
Capital One Financial Corp. (Consumer Finance)	172	27,999
Cardinal Health, Inc. (Health Care Providers & Services)	110	11,937
CarMax, Inc.* (Specialty Retail)	69	4,994
Carnival Corp.* (Hotels, Restaurants & Leisure)	126	2,772
Carrier Global Corp. (Building Products)	195	14,180
Catalent, Inc.* (Pharmaceuticals)	79	4,629
Caterpillar, Inc. (Machinery)	93	34,986
Cboe Global Markets, Inc. (Capital Markets)	17	3,631
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	135	17,681
CDW Corp. (Electronic Equipment, Instruments & Components)	36	6,776
Cencora, Inc. (Health Care Providers & Services)	80	18,246
Centene Corp.* (Health Care Providers & Services)	234	14,569
CenterPoint Energy, Inc. (Multi-Utilities)	291	8,593
CF Industries Holdings, Inc. (Chemicals)	35	2,878
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	23	4,107
Charter Communications, Inc.* - Class A (Media)	24	7,863
Chevron Corp. (Oil, Gas & Consumable Fuels)	768	114,294
Chubb, Ltd. (Insurance)	169	47,732
Church & Dwight Co., Inc. (Household Products)	59	5,895
Cincinnati Financial Corp. (Insurance)	72	10,140
Cintas Corp. (Commercial Services & Supplies)	70	14,407
Cisco Systems, Inc. (Communications Equipment)	1,816	99,462
Citigroup, Inc. (Banks)	860	55,186

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Citizens Financial Group, Inc. (Banks)	198	$8,340
CME Group, Inc. (Capital Markets)	105	23,663
CMS Energy Corp. (Multi-Utilities)	133	9,258
Cognizant Technology Solutions Corp. - Class A (IT Services)	223	16,634
Colgate-Palmolive Co. (Household Products)	225	21,085
Comcast Corp. - Class A (Media)	1,741	76,029
Conagra Brands, Inc. (Food Products)	212	6,135
ConocoPhillips (Oil, Gas & Consumable Fuels)	162	17,745
Consolidated Edison, Inc. (Multi-Utilities)	156	15,862
Constellation Brands, Inc. - Class A (Beverages)	72	16,728
Constellation Energy Corp. (Electric Utilities)	77	20,248
Corning, Inc. (Electronic Equipment, Instruments & Components)	345	16,419
Corteva, Inc. (Chemicals)	310	18,885
CoStar Group, Inc.* (Real Estate Management & Development)	104	7,570
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	118	103,153
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	109	2,607
Crown Castle, Inc. (Specialized REITs)	196	21,068
CSX Corp. (Ground Transportation)	434	14,600
Cummins, Inc. (Machinery)	61	20,068
CVS Health Corp. (Health Care Providers & Services)	565	31,900
Danaher Corp. (Life Sciences Tools & Services)	292	71,734
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	26	4,161
DaVita, Inc.* (Health Care Providers & Services)	10	1,398
Dayforce, Inc.* (Professional Services)	30	2,129
Deere & Co. (Machinery)	50	20,235
Dell Technologies, Inc. - Class C (Technology Hardware, Storage & Peripherals)	60	7,418
Delta Air Lines, Inc. (Passenger Airlines)	125	7,153
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	279	10,792
Dexcom, Inc.* (Health Care Equipment & Supplies)	69	4,863
Digital Realty Trust, Inc. (Specialized REITs)	82	14,615
Discover Financial Services (Consumer Finance)	53	7,867
Dollar General Corp. (Consumer Staples Distribution & Retail)	99	7,924
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	89	5,753
Dominion Energy, Inc. (Multi-Utilities)	377	22,443
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	10	4,137
Dover Corp. (Machinery)	61	11,549
Dow, Inc. (Chemicals)	314	15,505
DTE Energy Co. (Multi-Utilities)	95	11,801
Duke Energy Corp. (Electric Utilities)	349	40,229
DuPont de Nemours, Inc. (Chemicals)	188	15,602
Eastman Chemical Co. (Chemicals)	54	5,675
Eaton Corp. PLC (Electrical Equipment)	68	22,547
eBay, Inc. (Broadline Retail)	218	12,537
Ecolab, Inc. (Chemicals)	56	13,761
Edison International (Electric Utilities)	173	14,255
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	170	11,392
Electronic Arts, Inc. (Entertainment)	60	9,051
Elevance Health, Inc. (Health Care Providers & Services)	105	42,604
Emerson Electric Co. (Electrical Equipment)	259	28,042
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	36	2,989
Entergy Corp. (Electric Utilities)	98	15,168
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	88	10,732
EPAM Systems, Inc.* (IT Services)	16	3,018
EQT Corp. (Oil, Gas & Consumable Fuels)	264	9,647
Equifax, Inc. (Professional Services)	35	9,276
Equinix, Inc. (Specialized REITs)	23	20,886
Equity Residential (Residential REITs)	154	10,837
Erie Indemnity Co. - Class A (Insurance)	5	2,244
Essex Property Trust, Inc. (Residential REITs)	30	8,516
Everest Group, Ltd. (Insurance)	20	7,112
Evergy, Inc. (Electric Utilities)	101	6,104
Eversource Energy (Electric Utilities)	161	10,602
Exelon Corp. (Electric Utilities)	447	17,567
Expeditors International of Washington, Inc. (Air Freight & Logistics)	42	4,998
Extra Space Storage, Inc. (Specialized REITs)	97	15,840
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,006	234,260
F5, Inc.* (Communications Equipment)	26	6,081
FactSet Research Systems, Inc. (Capital Markets)	10	4,541
Fastenal Co. (Trading Companies & Distributors)	127	9,929
Federal Realty Investment Trust (Retail REITs)	35	3,879
FedEx Corp. (Air Freight & Logistics)	103	28,207
Fidelity National Information Services, Inc. (Financial Services)	247	22,163
Fifth Third Bancorp (Banks)	302	13,191
First Horizon Corp. (Banks)	1	15
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	49	9,530
FirstEnergy Corp. (Electric Utilities)	228	9,537
Fiserv, Inc.* (Financial Services)	124	24,540
FMC Corp. (Chemicals)	52	3,379
Ford Motor Co. (Automobiles)	1,758	18,090
Fox Corp. - Class A (Media)	97	4,074
Fox Corp. - Class B (Media)	56	2,182
Franklin Resources, Inc. (Capital Markets)	133	2,762
Freeport-McMoRan, Inc. (Metals & Mining)	322	14,496
Garmin, Ltd. (Household Durables)	32	6,347
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	208	18,169
GE Vernova, Inc.* (Electrical Equipment)	72	21,720
Gen Digital, Inc. (Software)	239	6,957
Generac Holdings, Inc.* (Electrical Equipment)	10	1,656
General Dynamics Corp. (Aerospace & Defense)	118	34,410

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
General Electric Co. (Industrial Conglomerates)	280	$48,098
General Mills, Inc. (Food Products)	250	17,005
General Motors Co. (Automobiles)	505	25,634
Genuine Parts Co. (Distributors)	64	7,341
Gilead Sciences, Inc. (Biotechnology)	561	49,828
Global Payments, Inc. (Financial Services)	114	11,823
Globe Life, Inc. (Insurance)	42	4,435
Halliburton Co. (Energy Equipment & Services)	393	10,902
Hasbro, Inc. (Leisure Products)	57	3,741
HCA Healthcare, Inc. (Health Care Providers & Services)	43	15,426
Healthpeak Properties, Inc. (Health Care REITs)	313	7,027
Henry Schein, Inc.* (Health Care Providers & Services)	55	3,863
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	582	11,343
Hologic, Inc.* (Health Care Equipment & Supplies)	104	8,410
Honeywell International, Inc. (Industrial Conglomerates)	296	60,881
Hormel Foods Corp. (Food Products)	126	3,849
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	122	2,103
Howmet Aerospace, Inc. (Aerospace & Defense)	76	7,579
HP, Inc. (Technology Hardware, Storage & Peripherals)	438	15,558
Hubbell, Inc. (Electrical Equipment)	14	5,978
Humana, Inc. (Health Care Providers & Services)	54	13,923
Huntington Bancshares, Inc. (Banks)	648	10,102
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	17	3,144
IDEX Corp. (Machinery)	35	7,512
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	16	6,511
Illinois Tool Works, Inc. (Machinery)	66	17,235
Incyte Corp.* (Biotechnology)	71	5,263
Ingersoll Rand, Inc. (Machinery)	42	4,032
Insulet Corp.* (Health Care Equipment & Supplies)	20	4,631
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,921	41,340
Intercontinental Exchange, Inc. (Capital Markets)	259	40,370
International Business Machines Corp. (IT Services)	416	85,995
International Flavors & Fragrances, Inc. (Chemicals)	116	11,534
International Paper Co. (Containers & Packaging)	153	8,498
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	54	27,207
Invesco, Ltd. (Capital Markets)	198	3,433
Invitation Homes, Inc. (Residential REITs)	252	7,915
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	49	10,085
Iron Mountain, Inc. (Specialized REITs)	66	8,166
J.B. Hunt Transport Services, Inc. (Ground Transportation)	37	6,683
Jabil, Inc. (Electronic Equipment, Instruments & Components)	24	2,954
Jack Henry & Associates, Inc. (Financial Services)	34	6,186
Jacobs Solutions, Inc. (Professional Services)	56	7,872
Johnson & Johnson (Pharmaceuticals)	1,086	173,608
Johnson Controls International PLC (Building Products)	298	22,514
JPMorgan Chase & Co. (Banks)	1,286	285,390
Juniper Networks, Inc. (Communications Equipment)	144	5,602
Kellanova (Food Products)	120	9,678
Kenvue, Inc. (Personal Care Products)	857	19,651
Keurig Dr Pepper, Inc. (Beverages)	507	16,706
KeyCorp (Banks)	413	7,124
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	80	11,921
Kimberly-Clark Corp. (Household Products)	150	20,127
Kimco Realty Corp. (Retail REITs)	299	7,092
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	865	21,201
L3Harris Technologies, Inc. (Aerospace & Defense)	87	21,530
Labcorp Holdings, Inc. (Health Care Providers & Services)	38	8,674
Lamb Weston Holdings, Inc. (Food Products)	21	1,631
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	59	3,059
Leidos Holdings, Inc. (Professional Services)	60	10,990
Lennar Corp. - Class A (Household Durables)	49	8,345
Linde PLC (Chemicals)	105	47,896
LKQ Corp. (Distributors)	115	4,231
Lockheed Martin Corp. (Aerospace & Defense)	97	52,967
Loews Corp. (Insurance)	81	6,396
Lowe's Cos., Inc. (Specialty Retail)	258	67,552
LyondellBasell Industries N.V. - Class A (Chemicals)	117	10,161
M&T Bank Corp. (Banks)	76	14,796
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	115	3,186
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	68	9,892
MarketAxess Holdings, Inc. (Capital Markets)	17	4,920
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1	167
Marsh & McLennan Cos., Inc. (Insurance)	107	23,352
Martin Marietta Materials, Inc. (Construction Materials)	10	5,923
Masco Corp. (Building Products)	43	3,436
Mastercard, Inc. - Class A (Financial Services)	105	52,457
Match Group, Inc.* (Interactive Media & Services)	113	4,071
McCormick & Co., Inc. (Food Products)	113	8,841
McDonald's Corp. (Hotels, Restaurants & Leisure)	181	52,873

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
McKesson Corp. (Health Care Providers & Services)	59	$29,535
Medtronic PLC (Health Care Equipment & Supplies)	578	51,587
Merck & Co., Inc. (Pharmaceuticals)	686	70,192
MetLife, Inc. (Insurance)	263	20,624
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	7	9,042
MGM Resorts International* (Hotels, Restaurants & Leisure)	29	1,069
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	99	7,264
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	500	49,825
Mid-America Apartment Communities, Inc. (Residential REITs)	54	8,172
Moderna, Inc.* (Biotechnology)	148	8,045
Mohawk Industries, Inc.* (Household Durables)	24	3,222
Molina Healthcare, Inc.* (Health Care Providers & Services)	11	3,533
Molson Coors Beverage Co. - Class B (Beverages)	77	4,194
Mondelez International, Inc. - Class A (Food Products)	348	23,832
Monster Beverage Corp.* (Beverages)	124	6,532
Moody's Corp. (Capital Markets)	37	16,799
Morgan Stanley (Capital Markets)	562	65,334
Motorola Solutions, Inc. (Communications Equipment)	32	14,379
MSCI, Inc. (Capital Markets)	15	8,568
Nasdaq, Inc. (Capital Markets)	186	13,749
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	59	6,803
Newmont Corp. (Metals & Mining)	515	23,402
News Corp. - Class A (Media)	165	4,496
News Corp. - Class B (Media)	46	1,336
NextEra Energy, Inc. (Electric Utilities)	928	73,545
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	308	23,757
NiSource, Inc. (Multi-Utilities)	197	6,927
Nordson Corp. (Machinery)	25	6,197
Norfolk Southern Corp. (Ground Transportation)	103	25,794
Northern Trust Corp. (Capital Markets)	90	9,047
Northrop Grumman Corp. (Aerospace & Defense)	61	31,050
NRG Energy, Inc. (Electric Utilities)	92	8,317
Nucor Corp. (Metals & Mining)	40	5,674
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	30	7,035
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	301	15,083
Omnicom Group, Inc. (Media)	88	8,888
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	108	7,613
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	99	9,591
O'Reilly Automotive, Inc.* (Specialty Retail)	8	9,225
Otis Worldwide Corp. (Machinery)	110	10,802
PACCAR, Inc. (Machinery)	64	6,674
Packaging Corp. of America (Containers & Packaging)	42	9,615
Paramount Global - Class B (Media)	264	2,888
Parker-Hannifin Corp. (Machinery)	13	8,243
Paychex, Inc. (Professional Services)	88	12,261
Paycom Software, Inc. (Professional Services)	13	2,717
PayPal Holdings, Inc.* (Financial Services)	461	36,557
Pentair PLC (Machinery)	23	2,280
PepsiCo, Inc. (Beverages)	396	65,768
Pfizer, Inc. (Pharmaceuticals)	2,553	72,250
PG&E Corp. (Electric Utilities)	961	19,431
Philip Morris International, Inc. (Tobacco)	443	58,786
Phillips 66 (Oil, Gas & Consumable Fuels)	188	22,902
Pinnacle West Capital Corp. (Electric Utilities)	50	4,391
Pool Corp. (Distributors)	8	2,893
PPG Industries, Inc. (Chemicals)	104	12,949
PPL Corp. (Electric Utilities)	329	10,712
Principal Financial Group, Inc. (Insurance)	96	7,910
Prologis, Inc. (Industrial REITs)	418	47,209
Prudential Financial, Inc. (Insurance)	162	19,842
PTC, Inc.* (Software)	22	4,077
Public Service Enterprise Group, Inc. (Multi-Utilities)	224	20,028
Public Storage (Specialized REITs)	43	14,150
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	42	2,993
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	242	39,390
Quanta Services, Inc. (Construction & Engineering)	21	6,334
Quest Diagnostics, Inc. (Health Care Providers & Services)	51	7,896
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	9	1,781
Raymond James Financial, Inc. (Capital Markets)	84	12,450
Realty Income Corp. (Retail REITs)	392	23,273
Regency Centers Corp. (Retail REITs)	73	5,215
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	20	16,764
Regions Financial Corp. (Banks)	407	9,715
Republic Services, Inc. (Commercial Services & Supplies)	40	7,920
ResMed, Inc. (Health Care Equipment & Supplies)	67	16,245
Revvity, Inc. (Life Sciences Tools & Services)	55	6,522
Rockwell Automation, Inc. (Electrical Equipment)	28	7,468
Rollins, Inc. (Commercial Services & Supplies)	69	3,253
Roper Technologies, Inc. (Software)	29	15,594
RTX Corp. (Aerospace & Defense)	599	72,473
S&P Global, Inc. (Capital Markets)	81	38,909
SBA Communications Corp. (Specialized REITs)	30	6,884
Schlumberger N.V. (Energy Equipment & Services)	637	25,524
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	56	5,621

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Sempra (Multi-Utilities)	283	$23,594
Simon Property Group, Inc. (Retail REITs)	88	14,883
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	71	6,218
Smurfit WestRock PLC (Containers & Packaging)	220	11,330
Snap-on, Inc. (Machinery)	14	4,622
Solventum Corp.* (Health Care Providers & Services)	60	4,355
Southwest Airlines Co. (Passenger Airlines)	266	8,134
Stanley Black & Decker, Inc. (Machinery)	68	6,320
Starbucks Corp. (Hotels, Restaurants & Leisure)	210	20,517
State Street Corp. (Capital Markets)	133	12,342
Steel Dynamics, Inc. (Metals & Mining)	24	3,132
STERIS PLC (Health Care Equipment & Supplies)	20	4,437
Stryker Corp. (Health Care Equipment & Supplies)	55	19,595
Synchrony Financial (Consumer Finance)	176	9,705
Sysco Corp. (Consumer Staples Distribution & Retail)	221	16,564
T. Rowe Price Group, Inc. (Capital Markets)	99	10,876
Take-Two Interactive Software, Inc.* (Entertainment)	37	5,984
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	101	4,792
Target Corp. (Consumer Staples Distribution & Retail)	209	31,358
TE Connectivity PLC* (Electronic Equipment, Instruments & Components)	84	12,383
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	22	10,017
Teleflex, Inc. (Health Care Equipment & Supplies)	22	4,423
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	75	7,966
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	259	52,618
Textron, Inc. (Aerospace & Defense)	83	6,675
The AES Corp. (Independent Power and Renewable Electricity Producers)	317	5,227
The Allstate Corp. (Insurance)	120	22,382
The Bank of New York Mellon Corp. (Capital Markets)	331	24,944
The Boeing Co.* (Aerospace & Defense)	186	27,772
The Charles Schwab Corp. (Capital Markets)	674	47,739
The Cigna Group (Health Care Providers & Services)	126	39,666
The Clorox Co. (Household Products)	56	8,879
The Coca-Cola Co. (Beverages)	1,067	69,686
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	53	5,548
The Estee Lauder Cos., Inc. (Personal Care Products)	104	7,170
The Goldman Sachs Group, Inc. (Capital Markets)	142	73,527
The Hartford Financial Services Group, Inc. (Insurance)	131	14,468
The Hershey Co. (Food Products)	43	7,636
The Home Depot, Inc. (Specialty Retail)	283	111,431
The Interpublic Group of Cos., Inc. (Media)	164	4,822
The J M Smucker Co. (Food Products)	49	5,562
The Kraft Heinz Co. (Food Products)	394	13,183
The Kroger Co. (Consumer Staples Distribution & Retail)	296	16,508
The Mosaic Co. (Chemicals)	137	3,666
The PNC Financial Services Group, Inc. (Banks)	179	33,700
The Procter & Gamble Co. (Household Products)	648	107,036
The Progressive Corp. (Insurance)	131	31,811
The Sherwin-Williams Co. (Chemicals)	53	19,015
The Southern Co. (Electric Utilities)	493	44,878
The TJX Cos., Inc. (Specialty Retail)	179	20,232
The Travelers Cos., Inc. (Insurance)	104	25,578
The Walt Disney Co. (Entertainment)	817	78,595
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	334	17,492
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	107	58,456
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	221	49,318
Tractor Supply Co. (Specialty Retail)	30	7,965
Trane Technologies PLC (Building Products)	32	11,845
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	108	6,534
Truist Financial Corp. (Banks)	599	25,787
Tyson Foods, Inc. - Class A (Food Products)	126	7,382
U.S. Bancorp (Banks)	701	33,865
UDR, Inc. (Residential REITs)	131	5,527
Ulta Beauty, Inc.* (Specialty Retail)	8	2,952
Union Pacific Corp. (Ground Transportation)	149	34,578
United Airlines Holdings, Inc.* (Passenger Airlines)	148	11,582
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	332	44,508
UnitedHealth Group, Inc. (Health Care Providers & Services)	259	146,205
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	28	5,721
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	143	18,556
Ventas, Inc. (Health Care REITs)	185	12,116
Veralto Corp. (Commercial Services & Supplies)	111	11,343
VeriSign, Inc.* (IT Services)	20	3,537
Verisk Analytics, Inc. (Professional Services)	30	8,242
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,897	79,921
Vertex Pharmaceuticals, Inc.* (Biotechnology)	43	20,467
Viatris, Inc. (Pharmaceuticals)	533	6,183
VICI Properties, Inc. (Specialized REITs)	468	14,864
Visa, Inc. - Class A (Financial Services)	257	74,491
Vulcan Materials Co. (Construction Materials)	22	6,027
W.R. Berkley Corp. (Insurance)	134	7,661
W.W. Grainger, Inc. (Trading Companies & Distributors)	5	5,546
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	317	2,999
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,960	160,623

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Warner Bros. Discovery, Inc.* (Entertainment)	1,003	$8,154
Waste Management, Inc. (Commercial Services & Supplies)	88	18,994
Waters Corp.* (Life Sciences Tools & Services)	16	5,170
WEC Energy Group, Inc. (Multi-Utilities)	142	13,565
Wells Fargo & Co. (Banks)	1,535	99,652
Welltower, Inc. (Health Care REITs)	261	35,203
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	145	9,470
Westinghouse Air Brake Technologies Corp. (Machinery)	80	15,038
Weyerhaeuser Co. (Specialized REITs)	325	10,127
Willis Towers Watson PLC (Insurance)	46	13,901
Xcel Energy, Inc. (Electric Utilities)	250	16,703
Xylem, Inc. (Machinery)	110	13,396
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	69	9,050
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	23	8,785
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	91	9,730
Zoetis, Inc. (Pharmaceuticals)	93	16,627
TOTAL COMMON STOCKS
(Cost $6,805,264)		9,376,615
TOTAL INVESTMENT SECURITIES
(Cost $6,805,264) - 99.8%		9,376,615
Net other assets (liabilities) - 0.2%		15,816
NET ASSETS - 100.0%		$9,392,431

*	Non-income producing security.
REIT	Real Estate Investment Trust

Large-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Large-Cap Value ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$257,600	2.7%
Air Freight & Logistics	83,277	0.9%
Automobile Components	10,069	0.1%
Automobiles	43,724	0.5%
Banks	724,205	7.7%
Beverages	183,092	1.9%
Biotechnology	291,993	3.1%
Broadline Retail	12,537	0.1%
Building Products	56,893	0.6%
Capital Markets	504,577	5.4%
Chemicals	216,886	2.3%
Commercial Services & Supplies	55,917	0.6%
Communications Equipment	125,524	1.3%
Construction & Engineering	6,334	0.1%
Construction Materials	11,950	0.1%
Consumer Finance	66,368	0.7%
Consumer Staples Distribution & Retail	344,881	3.7%
Containers & Packaging	52,303	0.6%
Distributors	14,465	0.2%
Diversified Telecommunication Services	152,792	1.6%
Electric Utilities	342,227	3.6%
Electrical Equipment	97,311	1.0%
Electronic Equipment, Instruments & Components	91,606	1.0%
Energy Equipment & Services	53,334	0.6%
Entertainment	101,784	1.1%
Financial Services	601,128	6.4%
Food Products	125,605	1.3%
Gas Utilities	9,992	0.1%
Ground Transportation	81,655	0.9%
Health Care Equipment & Supplies	347,997	3.7%
Health Care Providers & Services	399,452	4.3%
Health Care REITs	54,346	0.6%
Hotel & Resort REITs	2,103	NM
Hotels, Restaurants & Leisure	112,846	1.2%
Household Durables	17,914	0.2%
Household Products	163,022	1.7%
Independent Power and Renewable Electricity Producers	5,227	0.1%
Industrial Conglomerates	140,840	1.5%
Industrial REITs	47,209	0.5%
Insurance	350,277	3.7%
Interactive Media & Services	4,071	NM
IT Services	157,406	1.7%
Leisure Products	3,741	NM
Life Sciences Tools & Services	187,423	2.0%
Machinery	189,189	2.0%
Media	112,578	1.2%
Metals & Mining	46,704	0.5%
Multi-Utilities	142,524	1.5%
Office REITs	13,268	0.1%
Oil, Gas & Consumable Fuels	517,980	5.5%
Passenger Airlines	26,869	0.3%
Personal Care Products	26,821	0.3%
Pharmaceuticals	394,295	4.2%
Professional Services	92,567	1.0%
Real Estate Management & Development	25,251	0.3%
Residential REITs	61,046	0.7%
Retail REITs	54,342	0.6%
Semiconductors & Semiconductor Equipment	255,530	2.7%
Software	45,094	0.5%
Specialized REITs	153,078	1.6%
Specialty Retail	241,337	2.6%
Technology Hardware, Storage & Peripherals	56,213	0.6%
Textiles, Apparel & Luxury Goods	30,330	0.3%
Tobacco	100,611	1.1%
Trading Companies & Distributors	15,475	0.2%
Water Utilities	12,292	0.1%
Wireless Telecommunication Services	49,318	0.5%
Other **	15,816	0.2%
Total	$9,392,431	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Materials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (77.4%)

	Shares	Value
Air Products and Chemicals, Inc. (Chemicals)	686	$213,024
Albemarle Corp. (Chemicals)	520	49,260
Amcor PLC (Containers & Packaging)	6,388	71,098
Avery Dennison Corp. (Containers & Packaging)	355	73,496
Ball Corp. (Containers & Packaging)	1,343	79,573
Celanese Corp. (Chemicals)	484	60,969
CF Industries Holdings, Inc. (Chemicals)	800	65,784
Corteva, Inc. (Chemicals)	3,060	186,415
Dow, Inc. (Chemicals)	3,097	152,930
DuPont de Nemours, Inc. (Chemicals)	1,844	153,034
Eastman Chemical Co. (Chemicals)	516	54,226
Ecolab, Inc. (Chemicals)	781	191,915
FMC Corp. (Chemicals)	552	35,874
Freeport-McMoRan, Inc. (Metals & Mining)	4,437	199,753
International Flavors & Fragrances, Inc. (Chemicals)	1,128	112,157
International Paper Co. (Containers & Packaging)	1,538	85,421
Linde PLC (Chemicals)	1,482	676,015
LyondellBasell Industries N.V. - Class A (Chemicals)	1,149	99,791
Martin Marietta Materials, Inc. (Construction Materials)	268	158,747
Newmont Corp. (Metals & Mining)	3,544	161,039
Nucor Corp. (Metals & Mining)	1,046	148,365
Packaging Corp. of America (Containers & Packaging)	393	89,973
PPG Industries, Inc. (Chemicals)	1,031	128,370
Smurfit WestRock PLC (Containers & Packaging)	2,183	112,424
Steel Dynamics, Inc. (Metals & Mining)	633	82,607
The Mosaic Co. (Chemicals)	1,414	37,839
The Sherwin-Williams Co. (Chemicals)	717	257,238
Vulcan Materials Co. (Construction Materials)	582	159,427
TOTAL COMMON STOCKS (Cost $1,669,624)		3,896,764

Repurchase Agreements(a)(b) (20.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $1,012,132	$1,012,000	$1,012,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,012,000)		1,012,000
TOTAL INVESTMENT SECURITIES (Cost $2,681,624) - 97.5%		4,908,764
Net other assets (liabilities) - 2.5%		125,832
NET ASSETS - 100.0%		$5,034,596

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $485,000.

Materials UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International	11/25/24	5.58%	$1,579,794	$(41,502)
S&P Materials Select Sector Index	UBS AG	11/25/24	5.63%	2,066,724	(49,615)
				$3,646,518	$(91,117)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Materials UltraSector ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Chemicals	$2,474,840	49.1%
Construction Materials	318,175	6.3%
Containers & Packaging	511,985	10.2%
Metals & Mining	591,764	11.8%
Other **	1,137,832	22.6%
Total	$5,034,596	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (99.7%)

	Shares	Value
AAON, Inc. (Building Products)	249	$28,441
Abercrombie & Fitch Co.* (Specialty Retail)	188	24,777
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	343	14,643
Acuity Brands, Inc. (Electrical Equipment)	59	17,741
Advanced Drainage Systems, Inc. (Building Products)	261	39,119
AECOM (Construction & Engineering)	227	24,244
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	197	4,105
Altair Engineering, Inc.* - Class A (Software)	218	22,670
Amedisys, Inc.* (Health Care Providers & Services)	52	4,919
American Homes 4 Rent - Class A (Residential REITs)	696	24,527
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	718	10,318
Appfolio, Inc.* - Class A (Software)	86	17,877
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	141	32,654
AptarGroup, Inc. (Containers & Packaging)	144	24,179
Arcadium Lithium PLC* (Chemicals)	2,418	13,033
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	456	8,769
Aspen Technology, Inc.* (Software)	51	11,971
Autoliv, Inc. (Automobile Components)	163	15,139
Avantor, Inc.* (Life Sciences Tools & Services)	1,052	23,533
Avis Budget Group, Inc. (Ground Transportation)	64	5,312
Axalta Coating Systems, Ltd.* (Chemicals)	809	30,677
Azenta, Inc.* (Life Sciences Tools & Services)	115	4,725
Bank OZK (Banks)	203	8,881
BellRing Brands, Inc.* (Personal Care Products)	254	16,721
BioMarin Pharmaceutical, Inc.* (Biotechnology)	393	25,895
Blackbaud, Inc.* (Software)	93	7,022
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	255	17,669
Brixmor Property Group, Inc. (Retail REITs)	486	13,097
Bruker Corp. (Life Sciences Tools & Services)	246	13,926
Brunswick Corp. (Leisure Products)	149	11,881
Burlington Stores, Inc.* (Specialty Retail)	139	34,440
BWX Technologies, Inc. (Aerospace & Defense)	339	41,273
Cabot Corp. (Chemicals)	137	14,773
CACI International, Inc.* - Class A (Professional Services)	31	17,129
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	208	4,106
Carlisle Cos., Inc. (Building Products)	169	71,357
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	137	53,981
Celsius Holdings, Inc.* (Beverages)	574	17,266
ChampionX Corp. (Energy Equipment & Services)	470	13,263
Chart Industries, Inc.* (Machinery)	155	18,712
Chemed Corp. (Health Care Providers & Services)	35	18,908
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	43	5,999
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	229	28,648
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	271	37,967
Ciena Corp.* (Communications Equipment)	217	13,782
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	113	12,410
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	334	16,296
Clean Harbors, Inc.* (Commercial Services & Supplies)	187	43,246
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	556	18,921
Coca-Cola Consolidated, Inc. (Beverages)	22	24,734
Cognex Corp. (Electronic Equipment, Instruments & Components)	276	11,103
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	59	4,748
Comfort Systems USA, Inc. (Construction & Engineering)	132	51,617
Commerce Bancshares, Inc. (Banks)	177	11,063
Commvault Systems, Inc.* (Software)	97	15,150
COPT Defense Properties (Office REITs)	159	5,120
Core & Main, Inc.* - Class A (Trading Companies & Distributors)	405	17,933
Coty, Inc.* - Class A (Personal Care Products)	1,344	9,999
Crane Co. (Machinery)	179	28,153
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	218	23,505
Crown Holdings, Inc. (Containers & Packaging)	207	19,365
CubeSmart (Specialized REITs)	459	21,958
Cullen/Frost Bankers, Inc. (Banks)	100	12,735
Curtiss-Wright Corp. (Aerospace & Defense)	93	32,081
Cytokinetics, Inc.* (Biotechnology)	195	9,945
Dick's Sporting Goods, Inc. (Specialty Retail)	114	22,316
Dolby Laboratories, Inc. - Class A (Software)	124	9,040
Donaldson Co., Inc. (Machinery)	254	18,583
Doximity, Inc.* - Class A (Health Care Technology)	230	9,600
Dropbox, Inc.* - Class A (Software)	873	22,567
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	226	20,374
Duolingo, Inc.* (Diversified Consumer Services)	139	40,722
Dynatrace, Inc.* (Software)	1,100	59,180
Eagle Materials, Inc. (Construction Materials)	125	35,683
East West Bancorp, Inc. (Banks)	277	27,005
EastGroup Properties, Inc. (Industrial REITs)	113	19,354
elf Beauty, Inc.* (Personal Care Products)	208	21,892
EMCOR Group, Inc. (Construction & Engineering)	171	76,278
Encompass Health Corp. (Health Care Providers & Services)	166	16,510
EnerSys (Electrical Equipment)	65	6,296
EPR Properties (Specialized REITs)	173	7,849
Equitable Holdings, Inc. (Financial Services)	624	28,293

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Equity LifeStyle Properties, Inc. (Residential REITs)	441	$30,923
Esab Corp. (Machinery)	209	25,715
Essential Utilities, Inc. (Water Utilities)	447	17,254
Euronet Worldwide, Inc.* (Financial Services)	85	8,370
Evercore, Inc. (Capital Markets)	91	24,039
Exelixis, Inc.* (Biotechnology)	1,051	34,893
ExlService Holdings, Inc.* (Professional Services)	338	14,084
Exponent, Inc. (Professional Services)	96	9,060
Fabrinet* (Electronic Equipment, Instruments & Components)	134	32,291
First Financial Bankshares, Inc. (Banks)	189	6,830
First Industrial Realty Trust, Inc. (Industrial REITs)	234	12,283
FirstCash Holdings, Inc. (Consumer Finance)	143	14,796
Five Below, Inc.* (Specialty Retail)	204	19,337
Floor & Decor Holdings, Inc.* - Class A (Specialty Retail)	397	40,910
Flowserve Corp. (Machinery)	218	11,476
Fortune Brands Innovations, Inc. (Building Products)	183	15,249
FTI Consulting, Inc.* (Professional Services)	132	25,751
Gaming and Leisure Properties, Inc. (Specialized REITs)	436	21,883
GATX Corp. (Trading Companies & Distributors)	51	7,026
Gentex Corp. (Automobile Components)	542	16,428
Graco, Inc. (Machinery)	625	50,906
Grand Canyon Education, Inc.* (Diversified Consumer Services)	107	14,671
GXO Logistics, Inc.* (Air Freight & Logistics)	278	16,627
H&R Block, Inc. (Diversified Consumer Services)	515	30,761
Haemonetics Corp.* (Health Care Equipment & Supplies)	112	7,970
Halozyme Therapeutics, Inc.* (Biotechnology)	469	23,717
Hamilton Lane, Inc. - Class A (Capital Markets)	149	26,766
Hancock Whitney Corp. (Banks)	165	8,593
HealthEquity, Inc.* (Health Care Providers & Services)	163	13,896
Hexcel Corp. (Aerospace & Defense)	148	8,686
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	143	5,274
Houlihan Lokey, Inc. (Capital Markets)	196	33,863
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	165	23,999
IDACORP, Inc. (Electric Utilities)	77	7,968
Ingredion, Inc. (Food Products)	87	11,550
Insperity, Inc. (Professional Services)	67	5,278
Interactive Brokers Group, Inc. (Capital Markets)	237	36,162
International Bancshares Corp. (Banks)	83	5,085
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	47	3,805
Iridium Communications, Inc. (Diversified Telecommunication Services)	216	6,335
ITT, Inc. (Machinery)	302	42,316
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	96	10,563
KB Home (Household Durables)	132	10,362
KBR, Inc. (Professional Services)	226	15,144
Kinsale Capital Group, Inc. (Insurance)	82	35,106
Kirby Corp.* (Marine Transportation)	90	10,328
Knife River Corp.* (Construction Materials)	148	14,403
Lamar Advertising Co. - Class A (Specialized REITs)	188	24,815
Lancaster Colony Corp. (Food Products)	35	6,076
Landstar System, Inc. (Ground Transportation)	90	15,819
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	257	28,229
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	507	25,685
Lennox International, Inc. (Building Products)	118	71,103
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	328	30,760
Lincoln Electric Holdings, Inc. (Machinery)	209	40,245
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	65	15,901
LivaNova PLC* (Health Care Equipment & Supplies)	72	3,717
Louisiana-Pacific Corp. (Paper & Forest Products)	149	14,736
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	136	15,286
Manhattan Associates, Inc.* (Software)	226	59,520
Masimo Corp.* (Health Care Equipment & Supplies)	101	14,545
Matador Resources Co. (Oil, Gas & Consumable Fuels)	429	22,355
Mattel, Inc.* (Leisure Products)	550	11,209
Maximus, Inc. (Professional Services)	163	14,090
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	95	29,852
MGIC Investment Corp. (Financial Services)	362	9,064
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	122	12,118
Morningstar, Inc. (Capital Markets)	100	32,805
MSA Safety, Inc. (Commercial Services & Supplies)	144	23,897
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	89	7,037
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	222	6,989
Murphy USA, Inc. (Specialty Retail)	70	34,192
National Storage Affiliates Trust (Specialized REITs)	124	5,227
Neurocrine Biosciences, Inc.* (Biotechnology)	374	44,981
NewMarket Corp. (Chemicals)	29	15,224
NEXTracker, Inc.* - Class A (Electrical Equipment)	527	20,985
NNN REIT, Inc. (Retail REITs)	249	10,817
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	77	13,108
nVent Electric PLC (Electrical Equipment)	616	45,935
Olin Corp. (Chemicals)	177	7,262

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	226	$20,754
Omega Healthcare Investors, Inc. (Health Care REITs)	389	16,521
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	182	36,097
Option Care Health, Inc.* (Health Care Providers & Services)	345	7,949
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	975	38,219
Owens Corning (Building Products)	321	56,750
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	768	10,668
Parsons Corp.* (Professional Services)	125	13,520
Paylocity Holding Corp.* (Professional Services)	160	29,531
Penumbra, Inc.* (Health Care Equipment & Supplies)	143	32,728
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	2,342	31,921
Pinnacle Financial Partners, Inc. (Banks)	117	12,338
Planet Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	312	24,498
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	103	6,224
Primerica, Inc. (Insurance)	125	34,601
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	1,142	57,157
Qualys, Inc.* (Software)	137	16,336
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	396	18,937
Range Resources Corp. (Oil, Gas & Consumable Fuels)	892	26,787
Rayonier, Inc. (Specialized REITs)	186	5,809
RB Global, Inc. (Commercial Services & Supplies)	680	57,623
RBC Bearings, Inc.* (Machinery)	107	29,997
Reliance, Inc. (Metals & Mining)	203	58,127
RenaissanceRe Holdings, Ltd. (Insurance)	106	27,814
Repligen Corp.* (Life Sciences Tools & Services)	192	25,780
Rexford Industrial Realty, Inc. (Industrial REITs)	314	13,467
RH* (Specialty Retail)	25	7,951
RLI Corp. (Insurance)	100	15,597
Roivant Sciences, Ltd.* (Biotechnology)	997	11,515
Royal Gold, Inc. (Metals & Mining)	126	18,404
RPM International, Inc. (Chemicals)	257	32,666
Ryan Specialty Holdings, Inc. (Insurance)	377	24,833
Saia, Inc.* (Ground Transportation)	98	47,884
Sarepta Therapeutics, Inc.* (Biotechnology)	282	35,532
Science Applications International Corp. (Professional Services)	68	9,812
SEI Investments Co. (Capital Markets)	182	13,606
Selective Insurance Group, Inc. (Insurance)	123	11,171
Service Corp. International (Diversified Consumer Services)	275	22,454
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	120	12,463
Simpson Manufacturing Co., Inc. (Building Products)	156	28,047
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	489	30,053
SLM Corp. (Consumer Finance)	318	7,006
Sotera Health Co.* (Life Sciences Tools & Services)	563	8,822
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	151	19,393
STAG Industrial, Inc. (Industrial REITs)	334	12,452
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	61	4,189
Tempur Sealy International, Inc. (Household Durables)	641	30,710
Teradata Corp.* (Software)	353	11,377
Terex Corp. (Machinery)	138	7,136
Tetra Tech, Inc. (Commercial Services & Supplies)	988	48,293
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	48	55,967
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	247	47,208
The Boston Beer Co., Inc.* - Class A (Beverages)	16	4,657
The Brink's Co. (Commercial Services & Supplies)	163	16,755
The Carlyle Group, Inc. (Capital Markets)	371	18,561
The Ensign Group, Inc. (Health Care Providers & Services)	209	32,393
The Middleby Corp.* (Machinery)	100	12,970
The New York Times Co. - Class A (Media)	603	33,672
The Scotts Miracle-Gro Co. (Chemicals)	61	5,306
The Timken Co. (Machinery)	93	7,719
The Toro Co. (Machinery)	183	14,728
The Wendy's Co. (Hotels, Restaurants & Leisure)	339	6,478
TKO Group Holdings, Inc.* (Entertainment)	106	12,378
Toll Brothers, Inc. (Household Durables)	380	55,648
TopBuild Corp.* (Household Durables)	111	39,225
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	179	8,558
Trex Co., Inc.* (Building Products)	400	28,340
UFP Industries, Inc. (Building Products)	225	27,527
United Therapeutics Corp.* (Biotechnology)	74	27,674
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	163	29,392
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	93	15,409
Valaris, Ltd.* (Energy Equipment & Services)	247	12,498
Valvoline, Inc.* (Specialty Retail)	474	19,093
Viper Energy, Inc. (Oil, Gas & Consumable Fuels)	241	12,508
Visteon Corp.* (Automobile Components)	47	4,242
Vontier Corp. (Electronic Equipment, Instruments & Components)	566	20,987
Voya Financial, Inc. (Financial Services)	144	11,563
Warner Music Group Corp. - Class A (Entertainment)	401	12,816
Watsco, Inc. (Trading Companies & Distributors)	129	61,019
Watts Water Technologies, Inc. - Class A (Machinery)	101	19,250
Weatherford International PLC (Energy Equipment & Services)	271	21,410
Western Alliance Bancorp (Banks)	206	17,141
Westlake Corp. (Chemicals)	124	16,361
WEX, Inc.* (Financial Services)	152	26,235

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Williams-Sonoma, Inc. (Specialty Retail)	475	$63,711
Wingstop, Inc. (Hotels, Restaurants & Leisure)	109	31,358
Woodward, Inc. (Aerospace & Defense)	219	35,936
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	192	16,957
XPO, Inc.* (Ground Transportation)	203	26,498
YETI Holdings, Inc.* (Leisure Products)	198	6,972
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	348	3,845
TOTAL COMMON STOCKS (Cost $4,130,532)		5,466,493
TOTAL INVESTMENT SECURITIES (Cost $4,130,532) - 99.7%		5,466,493
Net other assets (liabilities) - 0.3%		14,931
NET ASSETS - 100.0%		$5,481,424

*	Non-income producing security.

REIT	Real Estate Investment Trust

Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Mid-Cap Growth ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$117,976	2.1%
Air Freight & Logistics	16,627	0.3%
Automobile Components	35,809	0.7%
Banks	109,671	2.0%
Beverages	46,657	0.8%
Biotechnology	222,921	4.1%
Broadline Retail	20,754	0.4%
Building Products	365,932	6.7%
Capital Markets	185,803	3.4%
Chemicals	135,303	2.5%
Commercial Services & Supplies	189,814	3.5%
Communications Equipment	13,782	0.2%
Construction & Engineering	152,139	2.8%
Construction Materials	50,086	0.9%
Consumer Finance	21,802	0.4%
Consumer Staples Distribution & Retail	73,374	1.3%
Containers & Packaging	43,544	0.8%
Diversified Consumer Services	108,608	2.0%
Diversified Telecommunication Services	6,335	0.1%
Electric Utilities	7,968	0.1%
Electrical Equipment	90,957	1.7%
Electronic Equipment, Instruments & Components	97,195	1.8%
Energy Equipment & Services	47,171	0.9%
Entertainment	25,194	0.5%
Financial Services	83,525	1.5%
Food Products	17,626	0.3%
Ground Transportation	95,513	1.7%
Health Care Equipment & Supplies	87,189	1.6%
Health Care Providers & Services	109,218	2.0%
Health Care REITs	16,521	0.3%
Health Care Technology	9,600	0.2%
Hotel & Resort REITs	10,667	0.2%
Hotels, Restaurants & Leisure	272,134	5.0%
Household Durables	135,945	2.5%
Industrial REITs	57,556	1.0%
Insurance	149,121	2.7%
Interactive Media & Services	3,845	0.1%
Leisure Products	30,062	0.5%
Life Sciences Tools & Services	106,638	1.9%
Machinery	327,906	6.0%
Marine Transportation	10,328	0.2%
Media	33,671	0.6%
Metals & Mining	76,531	1.4%
Office REITs	5,120	0.1%
Oil, Gas & Consumable Fuels	289,304	5.3%
Paper & Forest Products	14,736	0.3%
Personal Care Products	48,612	0.9%
Pharmaceuticals	10,563	0.2%
Professional Services	153,399	2.8%
Residential REITs	55,450	1.0%
Retail REITs	23,914	0.4%
Semiconductors & Semiconductor Equipment	176,906	3.2%
Software	252,710	4.6%
Specialized REITs	87,542	1.6%
Specialty Retail	266,727	4.9%
Technology Hardware, Storage & Peripherals	57,157	1.0%
Textiles, Apparel & Luxury Goods	62,412	1.1%
Trading Companies & Distributors	125,669	2.3%
Water Utilities	17,254	0.3%
Other **	14,931	0.3%
Total	$5,481,424	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (61.8%)

	Shares	Value
AAON, Inc. (Building Products)	139	$15,877
Abercrombie & Fitch Co.* (Specialty Retail)	105	13,838
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	190	8,111
Acuity Brands, Inc. (Electrical Equipment)	63	18,943
Advanced Drainage Systems, Inc. (Building Products)	145	21,733
AECOM (Construction & Engineering)	276	29,477
Affiliated Managers Group, Inc. (Capital Markets)	61	11,828
AGCO Corp. (Machinery)	127	12,680
Agree Realty Corp. (Retail REITs)	207	15,370
Alcoa Corp. (Metals & Mining)	531	21,288
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	318	6,627
ALLETE, Inc. (Electric Utilities)	119	7,605
Ally Financial, Inc. (Consumer Finance)	562	19,699
Altair Engineering, Inc.* - Class A (Software)	123	12,791
Amedisys, Inc.* (Health Care Providers & Services)	67	6,338
American Airlines Group, Inc.* (Passenger Airlines)	1,346	18,036
American Financial Group, Inc. (Insurance)	147	18,953
American Homes 4 Rent - Class A (Residential REITs)	646	22,765
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	233	5,930
Annaly Capital Management, Inc. (Mortgage REITs)	1,027	19,523
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	690	9,915
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	600	15,528
Appfolio, Inc.* - Class A (Software)	47	9,770
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	79	18,296
AptarGroup, Inc. (Containers & Packaging)	135	22,668
Aramark (Hotels, Restaurants & Leisure)	541	20,466
Arcadium Lithium PLC* (Chemicals)	2,206	11,890
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	109	12,935
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	255	4,904
ASGN, Inc.* (Professional Services)	93	8,565
Ashland, Inc. (Chemicals)	99	8,372
Aspen Technology, Inc.* (Software)	55	12,910
Associated Banc-Corp. (Banks)	304	7,217
Autoliv, Inc. (Automobile Components)	151	14,025
AutoNation, Inc.* (Specialty Retail)	53	8,240
Avantor, Inc.* (Life Sciences Tools & Services)	1,395	31,206
Avient Corp. (Chemicals)	189	8,809
Avis Budget Group, Inc. (Ground Transportation)	35	2,905
Avnet, Inc. (Electronic Equipment, Instruments & Components)	181	9,812
Axalta Coating Systems, Ltd.* (Chemicals)	450	17,064
Azenta, Inc.* (Life Sciences Tools & Services)	99	4,068
Bank OZK (Banks)	217	9,494
Belden, Inc. (Electronic Equipment, Instruments & Components)	84	9,565
BellRing Brands, Inc.* (Personal Care Products)	265	17,445
Berry Global Group, Inc. (Containers & Packaging)	237	16,697
BioMarin Pharmaceutical, Inc.* (Biotechnology)	391	25,763
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	39	13,969
BJ's Wholesale Club Holdings, Inc.* (Household Products)	273	23,131
Black Hills Corp. (Multi-Utilities)	142	8,404
Blackbaud, Inc.* (Software)	83	6,267
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	141	9,770
Brighthouse Financial, Inc.* (Insurance)	125	5,913
Brixmor Property Group, Inc. (Retail REITs)	618	16,654
Bruker Corp. (Life Sciences Tools & Services)	226	12,794
Brunswick Corp. (Leisure Products)	135	10,765
Burlington Stores, Inc.* (Specialty Retail)	129	31,962
BWX Technologies, Inc. (Aerospace & Defense)	189	23,011
Cabot Corp. (Chemicals)	111	11,969
CACI International, Inc.* - Class A (Professional Services)	45	24,866
Cadence Bank (Banks)	375	12,536
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	241	4,757
Carlisle Cos., Inc. (Building Products)	95	40,111
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	75	4,103
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	75	29,552
Celsius Holdings, Inc.* (Beverages)	321	9,656
ChampionX Corp. (Energy Equipment & Services)	390	11,006
Chart Industries, Inc.* (Machinery)	87	10,503
Chemed Corp. (Health Care Providers & Services)	31	16,747
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	47	6,557
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	127	15,888
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	151	21,155
Ciena Corp.* (Communications Equipment)	295	18,735
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	109	11,970
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	185	9,026
Clean Harbors, Inc.* (Commercial Services & Supplies)	105	24,282
Cleveland-Cliffs, Inc.* (Metals & Mining)	958	12,435
CNH Industrial N.V. (Machinery)	1,799	20,203
CNO Financial Group, Inc. (Insurance)	217	7,465
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	310	10,549
Coca-Cola Consolidated, Inc. (Beverages)	12	13,491
Cognex Corp. (Electronic Equipment, Instruments & Components)	351	14,121
Coherent Corp.* (Electronic Equipment, Instruments & Components)	315	29,118
Columbia Banking System, Inc. (Banks)	430	12,259
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	69	5,552
Comfort Systems USA, Inc. (Construction & Engineering)	73	28,546

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Commerce Bancshares, Inc. (Banks)	241	$15,063
Commercial Metals Co. (Metals & Mining)	237	12,751
Commvault Systems, Inc.* (Software)	89	13,901
Concentrix Corp. (Professional Services)	96	4,081
COPT Defense Properties (Office REITs)	230	7,406
Core & Main, Inc.* - Class A (Trading Companies & Distributors)	396	17,535
Coty, Inc.* - Class A (Personal Care Products)	745	5,543
Cousins Properties, Inc. (Office REITs)	312	9,557
Crane Co. (Machinery)	99	15,571
Crane NXT Co. (Electronic Equipment, Instruments & Components)	101	5,481
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	121	13,046
Crown Holdings, Inc. (Containers & Packaging)	245	22,919
CubeSmart (Specialized REITs)	463	22,150
Cullen/Frost Bankers, Inc. (Banks)	132	16,810
Curtiss-Wright Corp. (Aerospace & Defense)	79	27,252
Cytokinetics, Inc.* (Biotechnology)	241	12,291
Darling Ingredients, Inc.* (Food Products)	327	12,789
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	415	9,616
Dick's Sporting Goods, Inc. (Specialty Retail)	119	23,294
DocuSign, Inc.* (Software)	420	29,140
Dolby Laboratories, Inc. - Class A (Software)	123	8,967
Donaldson Co., Inc. (Machinery)	247	18,071
Doximity, Inc.* - Class A (Health Care Technology)	257	10,727
Dropbox, Inc.* - Class A (Software)	486	12,563
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	201	18,120
Duolingo, Inc.* (Diversified Consumer Services)	77	22,559
Dynatrace, Inc.* (Software)	612	32,926
Eagle Materials, Inc. (Construction Materials)	69	19,697
East West Bancorp, Inc. (Banks)	286	27,883
EastGroup Properties, Inc. (Industrial REITs)	99	16,957
elf Beauty, Inc.* (Personal Care Products)	117	12,314
EMCOR Group, Inc. (Construction & Engineering)	96	42,823
Encompass Health Corp. (Health Care Providers & Services)	207	20,588
EnerSys (Electrical Equipment)	83	8,039
Enovis Corp.* (Health Care Equipment & Supplies)	114	4,705
Envista Holdings Corp.* (Health Care Equipment & Supplies)	352	7,381
EPR Properties (Specialized REITs)	156	7,078
Equitable Holdings, Inc. (Financial Services)	658	29,835
Equity LifeStyle Properties, Inc. (Residential REITs)	382	26,786
Esab Corp. (Machinery)	117	14,396
Essent Group, Ltd. (Financial Services)	219	13,142
Essential Utilities, Inc. (Water Utilities)	517	19,956
Euronet Worldwide, Inc.* (Financial Services)	87	8,567
Evercore, Inc. (Capital Markets)	73	19,284
Exelixis, Inc.* (Biotechnology)	584	19,389
ExlService Holdings, Inc.* (Professional Services)	333	13,876
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	423	35,837
Exponent, Inc. (Professional Services)	105	9,910
F.N.B. Corp. (Banks)	735	10,658
Fabrinet* (Electronic Equipment, Instruments & Components)	75	18,072
Federated Hermes, Inc. (Capital Markets)	161	6,461
Fidelity National Financial, Inc. (Insurance)	533	32,070
First American Financial Corp. (Insurance)	211	13,536
First Financial Bankshares, Inc. (Banks)	264	9,541
First Horizon Corp. (Banks)	1,098	19,029
First Industrial Realty Trust, Inc. (Industrial REITs)	273	14,330
FirstCash Holdings, Inc. (Consumer Finance)	81	8,381
Five Below, Inc.* (Specialty Retail)	113	10,711
Flagstar Financial, Inc. (Banks)	609	6,163
Floor & Decor Holdings, Inc.* - Class A (Specialty Retail)	219	22,568
Flowers Foods, Inc. (Food Products)	402	8,936
Flowserve Corp. (Machinery)	269	14,160
Fluor Corp.* (Construction & Engineering)	351	18,350
Fortune Brands Innovations, Inc. (Building Products)	255	21,249
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	454	16,221
FTI Consulting, Inc.* (Professional Services)	72	14,046
GameStop Corp.* - Class A (Specialty Retail)	795	17,633
Gaming and Leisure Properties, Inc. (Specialized REITs)	564	28,308
GATX Corp. (Trading Companies & Distributors)	73	10,056
Genpact, Ltd. (Professional Services)	337	12,863
Gentex Corp. (Automobile Components)	473	14,337
Glacier Bancorp, Inc. (Banks)	233	12,151
Globus Medical, Inc.* (Health Care Equipment & Supplies)	231	16,988
Graco, Inc. (Machinery)	346	28,181
Graham Holdings Co. - Class B (Diversified Consumer Services)	7	5,903
Grand Canyon Education, Inc.* (Diversified Consumer Services)	60	8,227
Graphic Packaging Holding Co. (Containers & Packaging)	615	17,380
Greif, Inc. - Class A (Containers & Packaging)	53	3,309
GXO Logistics, Inc.* (Air Freight & Logistics)	245	14,653
H&R Block, Inc. (Diversified Consumer Services)	286	17,083
Haemonetics Corp.* (Health Care Equipment & Supplies)	105	7,472
Halozyme Therapeutics, Inc.* (Biotechnology)	261	13,199
Hamilton Lane, Inc. - Class A (Capital Markets)	83	14,910
Hancock Whitney Corp. (Banks)	177	9,218
Harley-Davidson, Inc. (Automobiles)	242	7,732
Healthcare Realty Trust, Inc. (Health Care REITs)	743	12,765
HealthEquity, Inc.* (Health Care Providers & Services)	178	15,175

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Hexcel Corp. (Aerospace & Defense)	168	$9,860
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	334	12,896
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	132	4,868
Home BancShares, Inc. (Banks)	380	10,370
Houlihan Lokey, Inc. (Capital Markets)	109	18,832
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	93	13,527
IDACORP, Inc. (Electric Utilities)	109	11,279
Illumina, Inc.* (Life Sciences Tools & Services)	327	47,134
Independence Realty Trust, Inc. (Residential REITs)	460	9,025
Ingredion, Inc. (Food Products)	133	17,658
Insperity, Inc. (Professional Services)	73	5,750
Interactive Brokers Group, Inc. (Capital Markets)	225	34,330
International Bancshares Corp. (Banks)	109	6,677
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	57	4,615
Iridium Communications, Inc. (Diversified Telecommunication Services)	242	7,098
ITT, Inc. (Machinery)	168	23,539
Janus Henderson Group PLC (Capital Markets)	262	10,823
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	127	13,974
Jefferies Financial Group, Inc. (Capital Markets)	334	21,369
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	97	26,283
KB Home (Household Durables)	147	11,540
KBR, Inc. (Professional Services)	274	18,362
Kemper Corp. (Insurance)	123	7,659
Kilroy Realty Corp. (Office REITs)	217	8,728
Kinsale Capital Group, Inc. (Insurance)	45	19,265
Kirby Corp.* (Marine Transportation)	119	13,656
Kite Realty Group Trust (Retail REITs)	450	11,552
Knife River Corp.* (Construction Materials)	117	11,386
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	333	17,343
Kyndryl Holdings, Inc.* (IT Services)	474	10,850
Lamar Advertising Co. - Class A (Specialized REITs)	180	23,760
Lancaster Colony Corp. (Food Products)	39	6,770
Landstar System, Inc. (Ground Transportation)	73	12,831
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	142	15,597
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	283	14,337
Lear Corp. (Automobile Components)	117	11,204
Lennox International, Inc. (Building Products)	65	39,167
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	183	17,162
Lincoln Electric Holdings, Inc. (Machinery)	117	22,530
Lithia Motors, Inc. (Specialty Retail)	55	18,280
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	51	12,476
LivaNova PLC* (Health Care Equipment & Supplies)	111	5,730
Louisiana-Pacific Corp. (Paper & Forest Products)	129	12,758
Lumentum Holdings, Inc.* (Communications Equipment)	141	9,006
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	119	13,376
Macy's, Inc. (Broadline Retail)	566	8,682
Manhattan Associates, Inc.* (Software)	125	32,920
ManpowerGroup, Inc. (Professional Services)	97	6,096
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	67	5,161
Masimo Corp.* (Health Care Equipment & Supplies)	91	13,105
MasTec, Inc.* (Construction & Engineering)	127	15,607
Matador Resources Co. (Oil, Gas & Consumable Fuels)	238	12,402
Mattel, Inc.* (Leisure Products)	696	14,185
Maximus, Inc. (Professional Services)	123	10,632
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	51	16,025
MGIC Investment Corp. (Financial Services)	531	13,296
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	139	13,807
Morningstar, Inc. (Capital Markets)	57	18,699
MSA Safety, Inc. (Commercial Services & Supplies)	81	13,442
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	93	7,354
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	291	9,161
Murphy USA, Inc. (Specialty Retail)	39	19,050
National Fuel Gas Co. (Gas Utilities)	189	11,440
National Storage Affiliates Trust (Specialized REITs)	144	6,070
Neogen Corp.* (Health Care Equipment & Supplies)	403	5,755
Neurocrine Biosciences, Inc.* (Biotechnology)	207	24,896
New Jersey Resources Corp. (Gas Utilities)	204	9,362
NewMarket Corp. (Chemicals)	15	7,875
Nexstar Media Group, Inc. (Media)	63	11,083
NEXTracker, Inc.* - Class A (Electrical Equipment)	294	11,707
NNN REIT, Inc. (Retail REITs)	377	16,377
Nordstrom, Inc. (Broadline Retail)	198	4,477
Northwestern Energy Group, Inc. (Multi-Utilities)	125	6,683
NOV, Inc. (Energy Equipment & Services)	805	12,486
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	73	12,428
nVent Electric PLC (Electrical Equipment)	341	25,429
OGE Energy Corp. (Electric Utilities)	411	16,437
Old National Bancorp (Banks)	654	12,596
Old Republic International Corp. (Insurance)	487	17,011
Olin Corp. (Chemicals)	241	9,888
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	125	11,479
Omega Healthcare Investors, Inc. (Health Care REITs)	529	22,466
ONE Gas, Inc. (Gas Utilities)	117	8,339

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	101	$20,031
Option Care Health, Inc.* (Health Care Providers & Services)	350	8,064
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	111	8,771
Oshkosh Corp. (Machinery)	133	13,598
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	543	21,286
Owens Corning (Building Products)	178	31,469
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	427	5,931
Parsons Corp.* (Professional Services)	96	10,383
Paylocity Holding Corp.* (Professional Services)	89	16,427
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	204	5,818
Penske Automotive Group, Inc. (Specialty Retail)	39	5,872
Penumbra, Inc.* (Health Care Equipment & Supplies)	81	18,538
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	321	26,081
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,300	17,719
Perrigo Co. PLC (Pharmaceuticals)	279	7,151
Pilgrim's Pride Corp.* (Food Products)	83	4,021
Pinnacle Financial Partners, Inc. (Banks)	157	16,556
Planet Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	173	13,584
Polaris, Inc. (Leisure Products)	108	7,550
Portland General Electric Co. (Electric Utilities)	213	10,096
Post Holdings, Inc.* (Food Products)	97	10,593
PotlatchDeltic Corp. (Specialized REITs)	147	6,111
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	117	7,070
Primerica, Inc. (Insurance)	69	19,100
Prosperity Bancshares, Inc. (Banks)	195	14,274
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	634	31,732
PVH Corp. (Textiles, Apparel & Luxury Goods)	115	11,323
Qualys, Inc.* (Software)	75	8,943
R1 RCM, Inc.* (Health Care Providers & Services)	319	4,549
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	221	10,568
Range Resources Corp. (Oil, Gas & Consumable Fuels)	497	14,925
Rayonier, Inc. (Specialized REITs)	276	8,619
RB Global, Inc. (Commercial Services & Supplies)	379	32,117
RBC Bearings, Inc.* (Machinery)	60	16,821
Regal Rexnord Corp. (Electrical Equipment)	135	22,483
Reinsurance Group of America, Inc. (Insurance)	135	28,495
Reliance, Inc. (Metals & Mining)	113	32,356
RenaissanceRe Holdings, Ltd. (Insurance)	107	28,077
Repligen Corp.* (Life Sciences Tools & Services)	107	14,367
Rexford Industrial Realty, Inc. (Industrial REITs)	449	19,257
RH* (Specialty Retail)	31	9,860
RLI Corp. (Insurance)	85	13,257
Roivant Sciences, Ltd.* (Biotechnology)	893	10,314
Royal Gold, Inc. (Metals & Mining)	135	19,718
RPM International, Inc. (Chemicals)	264	33,558
Ryan Specialty Holdings, Inc. (Insurance)	211	13,899
Ryder System, Inc. (Ground Transportation)	89	13,019
Sabra Health Care REIT, Inc. (Health Care REITs)	479	9,293
Saia, Inc.* (Ground Transportation)	55	26,874
Sarepta Therapeutics, Inc.* (Biotechnology)	195	24,570
Science Applications International Corp. (Professional Services)	105	15,150
SEI Investments Co. (Capital Markets)	202	15,102
Selective Insurance Group, Inc. (Insurance)	125	11,353
Sensata Technologies Holding PLC (Electrical Equipment)	309	10,611
Service Corp. International (Diversified Consumer Services)	298	24,331
Silgan Holdings, Inc. (Containers & Packaging)	166	8,589
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	67	6,959
Simpson Manufacturing Co., Inc. (Building Products)	87	15,642
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	273	16,779
SLM Corp. (Consumer Finance)	445	9,803
Sonoco Products Co. (Containers & Packaging)	201	10,557
Sotera Health Co.* (Life Sciences Tools & Services)	312	4,889
SouthState Corp. (Banks)	156	15,215
Southwest Gas Holdings, Inc. (Gas Utilities)	123	9,010
Spire, Inc. (Gas Utilities)	119	7,599
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	205	26,328
STAG Industrial, Inc. (Industrial REITs)	375	13,980
Starwood Property Trust, Inc. (Mortgage REITs)	651	12,851
Stericycle, Inc.* (Commercial Services & Supplies)	190	11,679
Stifel Financial Corp. (Capital Markets)	211	21,864
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	81	5,562
Synovus Financial Corp. (Banks)	297	14,811
Taylor Morrison Home Corp.* (Household Durables)	214	14,659
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	156	17,995
Tempur Sealy International, Inc. (Household Durables)	357	17,104
Tenet Healthcare Corp.* (Health Care Providers & Services)	197	30,539
Teradata Corp.* (Software)	197	6,349
Terex Corp. (Machinery)	137	7,084
Tetra Tech, Inc. (Commercial Services & Supplies)	550	26,884
Texas Capital Bancshares, Inc.* (Banks)	95	7,310
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	39	45,473
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	137	26,183
The Boston Beer Co., Inc.* - Class A (Beverages)	19	5,530

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
The Brink's Co. (Commercial Services & Supplies)	91	$9,354
The Carlyle Group, Inc. (Capital Markets)	432	21,613
The Chemours Co. (Chemicals)	305	5,539
The Ensign Group, Inc. (Health Care Providers & Services)	117	18,134
The Gap, Inc. (Specialty Retail)	453	9,409
The Goodyear Tire & Rubber Co.* (Automobile Components)	583	4,670
The Hanover Insurance Group, Inc. (Insurance)	73	10,828
The Middleby Corp.* (Machinery)	111	14,397
The New York Times Co. - Class A (Media)	336	18,762
The Scotts Miracle-Gro Co. (Chemicals)	87	7,567
The Timken Co. (Machinery)	130	10,790
The Toro Co. (Machinery)	213	17,142
The Wendy's Co. (Hotels, Restaurants & Leisure)	348	6,650
The Western Union Co. (Financial Services)	691	7,435
Thor Industries, Inc. (Automobiles)	109	11,345
TKO Group Holdings, Inc.* (Entertainment)	135	15,764
Toll Brothers, Inc. (Household Durables)	211	30,898
TopBuild Corp.* (Household Durables)	61	21,556
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	142	6,789
Trex Co., Inc.* (Building Products)	223	15,800
TXNM Energy, Inc. (Electric Utilities)	185	8,055
UFP Industries, Inc. (Building Products)	125	15,293
UGI Corp. (Gas Utilities)	440	10,520
UMB Financial Corp. (Banks)	91	9,985
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	385	3,292
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	262	2,070
United Bankshares, Inc. (Banks)	277	10,437
United States Steel Corp. (Metals & Mining)	459	17,832
United Therapeutics Corp.* (Biotechnology)	93	34,778
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	91	16,409
Unum Group (Insurance)	351	22,527
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	502	30,948
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	77	12,758
Valaris, Ltd.* (Energy Equipment & Services)	137	6,932
Valley National Bancorp (Banks)	876	8,296
Valmont Industries, Inc. (Construction & Engineering)	41	12,779
Valvoline, Inc.* (Specialty Retail)	265	10,674
Viper Energy, Inc. (Oil, Gas & Consumable Fuels)	207	10,743
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	232	3,935
Visteon Corp.* (Automobile Components)	57	5,144
Vontier Corp. (Electronic Equipment, Instruments & Components)	315	11,680
Vornado Realty Trust (Office REITs)	339	14,037
Voya Financial, Inc. (Financial Services)	201	16,140
Warner Music Group Corp. - Class A (Entertainment)	290	9,268
Watsco, Inc. (Trading Companies & Distributors)	72	34,056
Watts Water Technologies, Inc. - Class A (Machinery)	57	10,864
Weatherford International PLC (Energy Equipment & Services)	151	11,929
Webster Financial Corp. (Banks)	351	18,182
WESCO International, Inc. (Trading Companies & Distributors)	93	17,853
Western Alliance Bancorp (Banks)	225	18,722
Westlake Corp. (Chemicals)	69	9,104
WEX, Inc.* (Financial Services)	84	14,498
Whirlpool Corp. (Household Durables)	113	11,697
Williams-Sonoma, Inc. (Specialty Retail)	264	35,410
Wingstop, Inc. (Hotels, Restaurants & Leisure)	60	17,261
Wintrust Financial Corp. (Banks)	135	15,645
Woodward, Inc. (Aerospace & Defense)	123	20,183
WP Carey, Inc. (Diversified REITs)	449	25,018
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	163	14,396
XPO, Inc.* (Ground Transportation)	238	31,065
YETI Holdings, Inc.* (Leisure Products)	173	6,091
Zions Bancorp NA (Banks)	303	15,774
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	590	6,520
TOTAL COMMON STOCKS
(Cost $4,033,281)		5,947,580

Repurchase Agreements(a)(b)  (38.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $3,718,484	$3,718,000	$3,718,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,718,000)		3,718,000
TOTAL INVESTMENT SECURITIES
(Cost $7,751,281) - 100.4%		9,665,580
Net other assets (liabilities) - (0.4)%		(34,292)
NET ASSETS - 100.0%		$9,631,288

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $432,000.
REIT	Real Estate Investment Trust

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/27/24	5.48%	$3,183,009	$(43,179)
S&P MidCap 400	UBS AG	11/27/24	5.63%	500,327	(6,793)
				$3,683,336	$(49,972)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Mid-Cap ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$80,306	0.8%
Air Freight & Logistics	14,653	0.2%
Automobile Components	49,380	0.5%
Automobiles	19,077	0.2%
Banks	362,872	3.8%
Beverages	28,677	0.3%
Biotechnology	170,104	1.8%
Broadline Retail	24,638	0.3%
Building Products	216,340	2.2%
Capital Markets	215,116	2.1%
Chemicals	131,635	1.4%
Commercial Services & Supplies	117,758	1.2%
Communications Equipment	27,741	0.3%
Construction & Engineering	147,582	1.5%
Construction Materials	31,083	0.3%
Consumer Finance	37,883	0.4%
Consumer Staples Distribution & Retail	112,909	1.2%
Containers & Packaging	102,119	1.1%
Diversified Consumer Services	78,103	0.8%
Diversified REITs	25,018	0.3%
Diversified Telecommunication Services	23,319	0.2%
Electric Utilities	53,472	0.6%
Electrical Equipment	97,212	1.0%
Electronic Equipment, Instruments & Components	162,233	1.7%
Energy Equipment & Services	42,353	0.4%
Entertainment	25,032	0.3%
Financial Services	102,913	1.1%
Food Products	60,767	0.6%
Gas Utilities	56,270	0.6%
Ground Transportation	104,037	1.1%
Health Care Equipment & Supplies	104,887	1.1%
Health Care Providers & Services	128,245	1.3%
Health Care REITs	44,524	0.5%
Health Care Technology	10,727	0.1%
Hotel & Resort REITs	5,931	0.1%
Hotels, Restaurants & Leisure	196,288	2.0%
Household Durables	107,454	1.1%
Household Products	23,131	0.2%
Independent Power and Renewable Electricity Producers	8,771	0.1%
Industrial REITs	64,524	0.7%
Insurance	269,408	2.8%
Interactive Media & Services	6,520	0.1%
IT Services	10,850	0.1%
Leisure Products	38,591	0.4%
Life Sciences Tools & Services	144,452	1.5%
Machinery	270,529	2.8%
Marine Transportation	13,656	0.1%
Media	29,845	0.3%
Metals & Mining	116,380	1.2%
Mortgage REITs	32,374	0.3%
Multi-Utilities	15,087	0.2%
Office REITs	39,728	0.4%
Oil, Gas & Consumable Fuels	265,287	2.8%
Paper & Forest Products	12,758	0.1%
Passenger Airlines	18,036	0.2%
Personal Care Products	35,302	0.4%
Pharmaceuticals	21,125	0.2%
Professional Services	171,007	1.8%
Real Estate Management & Development	26,283	0.3%
Residential REITs	58,576	0.6%
Retail REITs	59,953	0.6%
Semiconductors & Semiconductor Equipment	132,646	1.4%
Software	187,446	1.9%
Specialized REITs	102,095	1.1%
Specialty Retail	236,802	2.5%
Technology Hardware, Storage & Peripherals	31,732	0.3%
Textiles, Apparel & Luxury Goods	60,922	0.6%
Trading Companies & Distributors	105,150	1.1%
Water Utilities	19,956	0.2%
Other **	3,683,708	38.2%
Total	$9,631,288	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (99.7%)

	Shares	Value
Acuity Brands, Inc. (Electrical Equipment)	35	$10,524
AECOM (Construction & Engineering)	169	18,049
Affiliated Managers Group, Inc. (Capital Markets)	69	13,379
AGCO Corp. (Machinery)	145	14,477
Agree Realty Corp. (Retail REITs)	234	17,374
Alcoa Corp. (Metals & Mining)	603	24,175
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	236	4,918
ALLETE, Inc. (Electric Utilities)	135	8,628
Ally Financial, Inc. (Consumer Finance)	639	22,397
Amedisys, Inc.* (Health Care Providers & Services)	44	4,162
American Airlines Group, Inc.* (Passenger Airlines)	1,531	20,515
American Financial Group, Inc. (Insurance)	168	21,660
American Homes 4 Rent - Class A (Residential REITs)	293	10,325
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	264	6,719
Annaly Capital Management, Inc. (Mortgage REITs)	1,168	22,203
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	330	4,742
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	682	17,650
AptarGroup, Inc. (Containers & Packaging)	64	10,746
Aramark (Hotels, Restaurants & Leisure)	615	23,266
Arcadium Lithium PLC* (Chemicals)	978	5,271
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	123	14,596
ASGN, Inc.* (Professional Services)	104	9,578
Ashland, Inc. (Chemicals)	114	9,641
Aspen Technology, Inc.* (Software)	31	7,277
Associated Banc-Corp. (Banks)	346	8,214
Autoliv, Inc. (Automobile Components)	68	6,316
AutoNation, Inc.* (Specialty Retail)	61	9,484
Avantor, Inc.* (Life Sciences Tools & Services)	920	20,580
Avient Corp. (Chemicals)	213	9,928
Avnet, Inc. (Electronic Equipment, Instruments & Components)	205	11,113
Azenta, Inc.* (Life Sciences Tools & Services)	41	1,685
Bank OZK (Banks)	119	5,206
Belden, Inc. (Electronic Equipment, Instruments & Components)	96	10,932
BellRing Brands, Inc.* (Personal Care Products)	142	9,348
Berry Global Group, Inc. (Containers & Packaging)	267	18,810
BioMarin Pharmaceutical, Inc.* (Biotechnology)	195	12,849
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	45	16,119
BJ's Wholesale Club Holdings, Inc.* (Household Products)	310	26,266
Black Hills Corp. (Multi-Utilities)	163	9,648
Blackbaud, Inc.* (Software)	35	2,643
Brighthouse Financial, Inc.* (Insurance)	142	6,717
Brixmor Property Group, Inc. (Retail REITs)	393	10,591
Bruker Corp. (Life Sciences Tools & Services)	103	5,831
Brunswick Corp. (Leisure Products)	60	4,784
Burlington Stores, Inc.* (Specialty Retail)	59	14,618
Cabot Corp. (Chemicals)	42	4,529
CACI International, Inc.* - Class A (Professional Services)	33	18,235
Cadence Bank (Banks)	426	14,241
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	142	2,803
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	85	4,650
ChampionX Corp. (Energy Equipment & Services)	147	4,148
Chemed Corp. (Health Care Providers & Services)	14	7,563
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	27	3,767
Ciena Corp.* (Communications Equipment)	198	12,575
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	54	5,930
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,091	14,161
CNH Industrial N.V. (Machinery)	2,046	22,978
CNO Financial Group, Inc. (Insurance)	247	8,497
Cognex Corp. (Electronic Equipment, Instruments & Components)	224	9,012
Coherent Corp.* (Electronic Equipment, Instruments & Components)	358	33,093
Columbia Banking System, Inc. (Banks)	489	13,941
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	40	3,219
Commerce Bancshares, Inc. (Banks)	161	10,063
Commercial Metals Co. (Metals & Mining)	268	14,418
Commvault Systems, Inc.* (Software)	41	6,404
Concentrix Corp. (Professional Services)	110	4,676
COPT Defense Properties (Office REITs)	160	5,152
Core & Main, Inc.* - Class A (Trading Companies & Distributors)	193	8,546
Cousins Properties, Inc. (Office REITs)	355	10,874
Crane NXT Co. (Electronic Equipment, Instruments & Components)	114	6,187
Crown Holdings, Inc. (Containers & Packaging)	147	13,752
CubeSmart (Specialized REITs)	236	11,290
Cullen/Frost Bankers, Inc. (Banks)	87	11,079
Curtiss-Wright Corp. (Aerospace & Defense)	31	10,693
Cytokinetics, Inc.* (Biotechnology)	150	7,650
Darling Ingredients, Inc.* (Food Products)	371	14,510
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	473	10,959
Dick's Sporting Goods, Inc. (Specialty Retail)	64	12,528
DocuSign, Inc.* (Software)	478	33,163
Dolby Laboratories, Inc. - Class A (Software)	60	4,374
Donaldson Co., Inc. (Machinery)	121	8,852
Doximity, Inc.* - Class A (Health Care Technology)	146	6,094
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	83	7,482
East West Bancorp, Inc. (Banks)	148	14,429
EastGroup Properties, Inc. (Industrial REITs)	43	7,365
Encompass Health Corp. (Health Care Providers & Services)	130	12,930
EnerSys (Electrical Equipment)	54	5,230
Enovis Corp.* (Health Care Equipment & Supplies)	131	5,406

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Envista Holdings Corp.* (Health Care Equipment & Supplies)	400	$8,388
EPR Properties (Specialized REITs)	67	3,040
Equitable Holdings, Inc. (Financial Services)	350	15,870
Equity LifeStyle Properties, Inc. (Residential REITs)	157	11,009
Essent Group, Ltd. (Financial Services)	248	14,882
Essential Utilities, Inc. (Water Utilities)	305	11,773
Euronet Worldwide, Inc.* (Financial Services)	45	4,431
Evercore, Inc. (Capital Markets)	25	6,604
ExlService Holdings, Inc.* (Professional Services)	161	6,709
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	482	40,836
Exponent, Inc. (Professional Services)	58	5,474
F.N.B. Corp. (Banks)	838	12,151
Federated Hermes, Inc. (Capital Markets)	183	7,344
Fidelity National Financial, Inc. (Insurance)	606	36,464
First American Financial Corp. (Insurance)	240	15,396
First Financial Bankshares, Inc. (Banks)	180	6,505
First Horizon Corp. (Banks)	1,249	21,646
First Industrial Realty Trust, Inc. (Industrial REITs)	160	8,398
Flagstar Financial, Inc. (Banks)	694	7,023
Flowers Foods, Inc. (Food Products)	456	10,137
Flowserve Corp. (Machinery)	168	8,844
Fluor Corp.* (Construction & Engineering)	400	20,912
Fortune Brands Innovations, Inc. (Building Products)	173	14,416
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	516	18,436
GameStop Corp.* - Class A (Specialty Retail)	905	20,073
Gaming and Leisure Properties, Inc. (Specialized REITs)	365	18,320
GATX Corp. (Trading Companies & Distributors)	53	7,301
Genpact, Ltd. (Professional Services)	382	14,581
Gentex Corp. (Automobile Components)	193	5,850
Glacier Bancorp, Inc. (Banks)	265	13,820
Globus Medical, Inc.* (Health Care Equipment & Supplies)	264	19,414
Graham Holdings Co. - Class B (Diversified Consumer Services)	8	6,746
Graphic Packaging Holding Co. (Containers & Packaging)	700	19,782
Greif, Inc. - Class A (Containers & Packaging)	60	3,746
GXO Logistics, Inc.* (Air Freight & Logistics)	103	6,160
Haemonetics Corp.* (Health Care Equipment & Supplies)	47	3,345
Hancock Whitney Corp. (Banks)	97	5,052
Harley-Davidson, Inc. (Automobiles)	277	8,850
Healthcare Realty Trust, Inc. (Health Care REITs)	846	14,534
HealthEquity, Inc.* (Health Care Providers & Services)	100	8,525
Hexcel Corp. (Aerospace & Defense)	98	5,752
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	379	14,633
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	57	2,102
Home BancShares, Inc. (Banks)	432	11,789
IDACORP, Inc. (Electric Utilities)	76	7,864
Illumina, Inc.* (Life Sciences Tools & Services)	371	53,476
Independence Realty Trust, Inc. (Residential REITs)	523	10,261
Ingredion, Inc. (Food Products)	97	12,878
Insperity, Inc. (Professional Services)	42	3,308
Interactive Brokers Group, Inc. (Capital Markets)	104	15,868
International Bancshares Corp. (Banks)	71	4,349
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	35	2,834
Iridium Communications, Inc. (Diversified Telecommunication Services)	138	4,048
Janus Henderson Group PLC (Capital Markets)	298	12,310
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	83	9,133
Jefferies Financial Group, Inc. (Capital Markets)	379	24,248
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	111	30,077
KB Home (Household Durables)	85	6,673
KBR, Inc. (Professional Services)	168	11,258
Kemper Corp. (Insurance)	142	8,842
Kilroy Realty Corp. (Office REITs)	246	9,894
Kirby Corp.* (Marine Transportation)	78	8,951
Kite Realty Group Trust (Retail REITs)	513	13,169
Knife River Corp.* (Construction Materials)	38	3,698
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	378	19,687
Kyndryl Holdings, Inc.* (IT Services)	539	12,338
Lamar Advertising Co. - Class A (Specialized REITs)	86	11,352
Lancaster Colony Corp. (Food Products)	23	3,993
Landstar System, Inc. (Ground Transportation)	26	4,570
Lear Corp. (Automobile Components)	132	12,639
Lithia Motors, Inc. (Specialty Retail)	63	20,940
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	18	4,403
LivaNova PLC* (Health Care Equipment & Supplies)	80	4,130
Louisiana-Pacific Corp. (Paper & Forest Products)	52	5,143
Lumentum Holdings, Inc.* (Communications Equipment)	158	10,091
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	49	5,508
Macy's, Inc. (Broadline Retail)	644	9,879
ManpowerGroup, Inc. (Professional Services)	111	6,976
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	76	5,854
Masimo Corp.* (Health Care Equipment & Supplies)	40	5,760
MasTec, Inc.* (Construction & Engineering)	144	17,696
Mattel, Inc.* (Leisure Products)	443	9,029
Maximus, Inc. (Professional Services)	38	3,285
MGIC Investment Corp. (Financial Services)	374	9,365
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	80	7,947
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	48	3,795

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	189	$5,950
National Fuel Gas Co. (Gas Utilities)	213	12,892
National Storage Affiliates Trust (Specialized REITs)	83	3,498
Neogen Corp.* (Health Care Equipment & Supplies)	459	6,555
New Jersey Resources Corp. (Gas Utilities)	232	10,646
Nexstar Media Group, Inc. (Media)	70	12,314
NNN REIT, Inc. (Retail REITs)	270	11,729
Nordstrom, Inc. (Broadline Retail)	225	5,087
Northwestern Energy Group, Inc. (Multi-Utilities)	143	7,645
NOV, Inc. (Energy Equipment & Services)	917	14,223
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	35	5,958
OGE Energy Corp. (Electric Utilities)	469	18,756
Old National Bancorp (Banks)	744	14,329
Old Republic International Corp. (Insurance)	555	19,386
Olin Corp. (Chemicals)	161	6,606
Omega Healthcare Investors, Inc. (Health Care REITs)	355	15,078
ONE Gas, Inc. (Gas Utilities)	132	9,408
Option Care Health, Inc.* (Health Care Providers & Services)	179	4,124
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	125	9,878
Oshkosh Corp. (Machinery)	152	15,540
Parsons Corp.* (Professional Services)	31	3,353
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	233	6,645
Penske Automotive Group, Inc. (Specialty Retail)	44	6,625
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	363	29,494
Perrigo Co. PLC (Pharmaceuticals)	318	8,150
Pilgrim's Pride Corp.* (Food Products)	94	4,553
Pinnacle Financial Partners, Inc. (Banks)	105	11,072
Polaris, Inc. (Leisure Products)	122	8,529
Portland General Electric Co. (Electric Utilities)	240	11,376
Post Holdings, Inc.* (Food Products)	111	12,122
PotlatchDeltic Corp. (Specialized REITs)	168	6,984
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	66	3,988
Prosperity Bancshares, Inc. (Banks)	222	16,250
PVH Corp. (Textiles, Apparel & Luxury Goods)	131	12,898
R1 RCM, Inc.* (Health Care Providers & Services)	364	5,191
Rayonier, Inc. (Specialized REITs)	194	6,059
Regal Rexnord Corp. (Electrical Equipment)	155	25,814
Reinsurance Group of America, Inc. (Insurance)	154	32,506
RenaissanceRe Holdings, Ltd. (Insurance)	55	14,432
Rexford Industrial Realty, Inc. (Industrial REITs)	312	13,382
RH* (Specialty Retail)	19	6,043
RLI Corp. (Insurance)	34	5,303
Roivant Sciences, Ltd.* (Biotechnology)	386	4,458
Royal Gold, Inc. (Metals & Mining)	74	10,808
RPM International, Inc. (Chemicals)	138	17,541
Ryder System, Inc. (Ground Transportation)	101	14,774
Sabra Health Care REIT, Inc. (Health Care REITs)	546	10,592
Sarepta Therapeutics, Inc.* (Biotechnology)	45	5,670
Science Applications International Corp. (Professional Services)	78	11,255
SEI Investments Co. (Capital Markets)	115	8,597
Selective Insurance Group, Inc. (Insurance)	64	5,812
Sensata Technologies Holding PLC (Electrical Equipment)	352	12,088
Service Corp. International (Diversified Consumer Services)	167	13,636
Silgan Holdings, Inc. (Containers & Packaging)	189	9,779
SLM Corp. (Consumer Finance)	304	6,697
Sonoco Products Co. (Containers & Packaging)	229	12,027
SouthState Corp. (Banks)	178	17,360
Southwest Gas Holdings, Inc. (Gas Utilities)	141	10,328
Spire, Inc. (Gas Utilities)	135	8,621
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	137	17,595
STAG Industrial, Inc. (Industrial REITs)	212	7,903
Starwood Property Trust, Inc. (Mortgage REITs)	740	14,608
Stericycle, Inc.* (Commercial Services & Supplies)	216	13,278
Stifel Financial Corp. (Capital Markets)	239	24,766
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	55	3,777
Synovus Financial Corp. (Banks)	336	16,756
Taylor Morrison Home Corp.* (Household Durables)	243	16,645
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	178	20,532
Tenet Healthcare Corp.* (Health Care Providers & Services)	224	34,725
Terex Corp. (Machinery)	69	3,568
Texas Capital Bancshares, Inc.* (Banks)	108	8,311
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	14	16,324
The Boston Beer Co., Inc.* - Class A (Beverages)	11	3,202
The Carlyle Group, Inc. (Capital Markets)	255	12,758
The Chemours Co. (Chemicals)	348	6,320
The Gap, Inc. (Specialty Retail)	516	10,717
The Goodyear Tire & Rubber Co.* (Automobile Components)	663	5,311
The Hanover Insurance Group, Inc. (Insurance)	83	12,311
The Middleby Corp.* (Machinery)	63	8,171
The Scotts Miracle-Gro Co. (Chemicals)	61	5,306
The Timken Co. (Machinery)	91	7,553
The Toro Co. (Machinery)	126	10,140
The Wendy's Co. (Hotels, Restaurants & Leisure)	183	3,497
The Western Union Co. (Financial Services)	787	8,468
Thor Industries, Inc. (Automobiles)	124	12,906
TKO Group Holdings, Inc.* (Entertainment)	88	10,276
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	48	2,295
TXNM Energy, Inc. (Electric Utilities)	211	9,187
UGI Corp. (Gas Utilities)	500	11,955
UMB Financial Corp. (Banks)	103	11,302

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	439	$3,753
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	302	2,386
United Bankshares, Inc. (Banks)	315	11,869
United States Steel Corp. (Metals & Mining)	522	20,280
United Therapeutics Corp.* (Biotechnology)	57	21,316
Unum Group (Insurance)	399	25,608
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	570	35,140
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	30	4,971
Valley National Bancorp (Banks)	997	9,442
Valmont Industries, Inc. (Construction & Engineering)	47	14,649
Viper Energy, Inc. (Oil, Gas & Consumable Fuels)	86	4,463
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	264	4,477
Visteon Corp.* (Automobile Components)	35	3,159
Vornado Realty Trust (Office REITs)	387	16,025
Voya Financial, Inc. (Financial Services)	137	11,001
Warner Music Group Corp. - Class A (Entertainment)	76	2,429
Webster Financial Corp. (Banks)	400	20,721
WESCO International, Inc. (Trading Companies & Distributors)	104	19,966
Western Alliance Bancorp (Banks)	125	10,401
Whirlpool Corp. (Household Durables)	128	13,249
Wintrust Financial Corp. (Banks)	155	17,964
WP Carey, Inc. (Diversified REITs)	511	28,473
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	63	5,564
XPO, Inc.* (Ground Transportation)	144	18,796
YETI Holdings, Inc.* (Leisure Products)	71	2,500
Zions Bancorp NA (Banks)	345	17,961
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	450	4,973
TOTAL COMMON STOCKS
(Cost $2,488,742)		3,308,397

Repurchase Agreement(a)  (0.1%)

	Principal Amount	Value
Repurchase Agreement with UMB Bank N.A., 4.59%, dated 10/31/24, due 11/1/24, total to be received $2,000	$2,000	$2,000
TOTAL REPURCHASE AGREEMENT
(Cost $2,000)		2,000
TOTAL INVESTMENT SECURITIES
(Cost $2,490,742) - 99.8%		3,310,397
Net other assets (liabilities) - 0.2%		6,849
NET ASSETS - 100.0%		$3,317,246

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT	Real Estate Investment Trust

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Mid-Cap Value ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$16,445	0.5%
Air Freight & Logistics	6,160	0.2%
Automobile Components	33,275	1.0%
Automobiles	21,756	0.7%
Banks	343,245	10.3%
Beverages	3,202	0.1%
Biotechnology	51,943	1.6%
Broadline Retail	14,966	0.4%
Building Products	14,416	0.4%
Capital Markets	125,875	3.8%
Chemicals	65,142	2.0%
Commercial Services & Supplies	13,278	0.4%
Communications Equipment	22,666	0.7%
Construction & Engineering	71,306	2.1%
Construction Materials	3,698	0.1%
Consumer Finance	29,094	0.9%
Consumer Staples Distribution & Retail	82,229	2.5%
Containers & Packaging	88,643	2.7%
Diversified Consumer Services	20,382	0.6%
Diversified REITs	28,473	0.9%
Diversified Telecommunication Services	22,484	0.7%
Electric Utilities	55,811	1.7%
Electrical Equipment	53,656	1.6%
Electronic Equipment, Instruments & Components	123,138	3.7%
Energy Equipment & Services	18,371	0.6%
Entertainment	12,705	0.4%
Financial Services	64,017	1.9%
Food Products	58,193	1.8%
Gas Utilities	63,851	1.9%
Ground Transportation	57,827	1.7%
Health Care Equipment & Supplies	63,957	1.9%
Health Care Providers & Services	77,220	2.3%
Health Care REITs	40,204	1.2%
Health Care Technology	6,094	0.2%
Hotels, Restaurants & Leisure	51,316	1.5%
Household Durables	36,567	1.1%
Household Products	26,266	0.8%
Independent Power and Renewable Electricity Producers	9,878	0.3%
Industrial REITs	37,048	1.1%
Insurance	212,934	6.4%
Interactive Media & Services	4,973	0.1%
IT Services	12,338	0.4%
Leisure Products	24,842	0.7%
Life Sciences Tools & Services	97,690	2.9%
Machinery	100,122	3.0%
Marine Transportation	8,951	0.3%
Media	12,314	0.4%
Metals & Mining	83,842	2.5%
Mortgage REITs	36,811	1.1%
Multi-Utilities	17,293	0.5%
Office REITs	41,945	1.3%
Oil, Gas & Consumable Fuels	118,725	3.6%
Paper & Forest Products	5,143	0.2%
Passenger Airlines	20,515	0.6%
Personal Care Products	9,348	0.3%
Pharmaceuticals	17,283	0.5%
Professional Services	98,688	3.0%
Real Estate Management & Development	30,077	0.9%
Residential REITs	31,595	1.0%
Retail REITs	52,863	1.6%
Semiconductors & Semiconductor Equipment	38,787	1.2%
Software	53,861	1.6%
Specialized REITs	60,542	1.8%
Specialty Retail	101,028	3.0%
Textiles, Apparel & Luxury Goods	29,709	0.9%
Trading Companies & Distributors	39,608	1.2%
Water Utilities	11,773	0.4%
Other **	8,849	0.3%
Total	$3,317,246	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks (53.6%)

	Shares	Value
Adobe, Inc.* (Software)	2,009	$960,462
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,329	1,055,889
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,992	268,502
Alphabet, Inc. - Class A (Interactive Media & Services)	10,271	1,757,471
Alphabet, Inc. - Class C (Interactive Media & Services)	9,791	1,690,808
Amazon.com, Inc.* (Broadline Retail)	18,400	3,429,760
American Electric Power Co., Inc. (Electric Utilities)	2,410	237,988
Amgen, Inc. (Biotechnology)	2,433	778,949
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,249	501,774
ANSYS, Inc.* (Software)	395	126,562
Apple, Inc. (Technology Hardware, Storage & Peripherals)	26,655	6,021,631
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,733	677,838
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	567	80,117
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	427	287,179
AstraZeneca PLCADR (Pharmaceuticals)	2,636	187,551
Atlassian Corp.* - Class A (Software)	725	136,692
Autodesk, Inc.* (Software)	976	276,989
Automatic Data Processing, Inc. (Professional Services)	1,846	533,936
Baker Hughes Co. (Energy Equipment & Services)	4,498	171,284
Biogen, Inc.* (Biotechnology)	659	114,666
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	152	710,790
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	20,985	3,562,623
Cadence Design Systems, Inc.* (Software)	1,239	342,113
CDW Corp. (Electronic Equipment, Instruments & Components)	605	113,879
Charter Communications, Inc.* - Class A (Media)	648	212,291
Cintas Corp. (Commercial Services & Supplies)	1,825	375,604
Cisco Systems, Inc. (Communications Equipment)	18,243	999,169
Coca-Cola Europacific Partners PLC (Beverages)	2,079	158,004
Cognizant Technology Solutions Corp. - Class A (IT Services)	2,244	167,380
Comcast Corp. - Class A (Media)	17,494	763,963
Constellation Energy Corp. (Electric Utilities)	1,415	372,088
Copart, Inc.* (Commercial Services & Supplies)	4,358	224,306
CoStar Group, Inc.* (Real Estate Management & Development)	1,855	135,025
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	2,007	1,754,479
Crowdstrike Holdings, Inc.* - Class A (Software)	1,054	312,901
CSX Corp. (Ground Transportation)	8,778	295,292
Datadog, Inc.* - Class A (Software)	1,408	176,620
Dexcom, Inc.* (Health Care Equipment & Supplies)	1,814	127,851
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,333	235,634
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	973	62,895
DoorDash, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,741	272,815
Electronic Arts, Inc. (Entertainment)	1,196	180,417
Exelon Corp. (Electric Utilities)	4,530	178,029
Fastenal Co. (Trading Companies & Distributors)	2,592	202,643
Fortinet, Inc.* (Software)	3,464	272,478
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	2,067	180,552
Gilead Sciences, Inc. (Biotechnology)	5,636	500,590
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	2,495	91,068
Honeywell International, Inc. (Industrial Conglomerates)	2,942	605,111
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	373	151,781
Illumina, Inc.* (Life Sciences Tools & Services)	722	104,069
Intel Corp. (Semiconductors & Semiconductor Equipment)	19,363	416,692
Intuit, Inc. (Software)	1,265	772,030
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,609	810,679
Keurig Dr Pepper, Inc. (Beverages)	6,141	202,346
KLA Corp. (Semiconductors & Semiconductor Equipment)	609	405,734
Lam Research Corp.* (Semiconductors & Semiconductor Equipment)	5,875	436,806
Linde PLC (Chemicals)	2,161	985,740
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	533	158,781
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,274	331,265
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,922	314,191
MercadoLibre, Inc.* (Broadline Retail)	230	468,551
Meta Platforms, Inc. - Class A (Interactive Media & Services)	6,094	3,458,833
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,428	178,142
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,021	500,343
Microsoft Corp. (Software)	13,031	5,295,146
Moderna, Inc.* (Biotechnology)	1,740	94,586
Mondelez International, Inc. - Class A (Food Products)	6,049	414,235
MongoDB, Inc.* (IT Services)	334	90,314
Monster Beverage Corp.* (Beverages)	4,435	233,636
Netflix, Inc.* (Entertainment)	1,943	1,468,965
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	43,014	5,710,538
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,153	270,379
Old Dominion Freight Line, Inc. (Ground Transportation)	970	195,280
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,940	136,751

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
O'Reilly Automotive, Inc.* (Specialty Retail)	262	$302,123
PACCAR, Inc. (Machinery)	2,374	247,561
Palo Alto Networks, Inc.* (Software)	1,466	528,244
Paychex, Inc. (Professional Services)	1,628	226,829
PayPal Holdings, Inc.* (Financial Services)	4,628	367,000
PDD Holdings, Inc.*ADR (Broadline Retail)	3,025	364,785
PepsiCo, Inc. (Beverages)	6,220	1,033,017
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	5,045	821,175
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	490	410,718
Roper Technologies, Inc. (Software)	486	261,337
Ross Stores, Inc. (Specialty Retail)	1,510	210,977
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,130	501,201
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	2,652	77,200
Synopsys, Inc.* (Software)	696	357,473
Take-Two Interactive Software, Inc.* (Entertainment)	794	128,406
Tesla, Inc.* (Automobiles)	8,479	2,118,478
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,135	840,067
The Kraft Heinz Co. (Food Products)	5,475	183,194
The Trade Desk, Inc.* - Class A (Media)	2,027	243,666
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	5,284	1,179,177
Verisk Analytics, Inc. (Professional Services)	644	176,920
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,168	555,945
Warner Bros. Discovery, Inc.* (Entertainment)	11,105	90,284
Workday, Inc.* - Class A (Software)	964	225,431
Xcel Energy, Inc. (Electric Utilities)	2,525	168,695
Zscaler, Inc.* (Software)	684	123,660
TOTAL COMMON STOCKS (Cost $24,144,216)		68,232,034

Repurchase Agreements(b)(c)  (40.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $51,503,707	$51,497,000	$51,497,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,497,000)		51,497,000

Collateral for Securities Loaned(d)  (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.78%(e)	92,274	$92,274
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $92,274)		92,274
TOTAL INVESTMENT SECURITIES (Cost $75,733,490) - 94.2%		119,821,308
Net other assets (liabilities) - 5.8%		7,363,847
NET ASSETS - 100.0%		$127,185,155

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2024. The total value of securities on loan as of October 31, 2024 was $86,359.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $4,652,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2024.
ADR	American Depositary Receipt
NYS	New York Shares

Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	18	12/23/24	$7,207,830	$185,680

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	11/27/24	5.58%	$49,474,438	$(747,298)
Nasdaq-100 Index	UBS AG	11/27/24	5.63%	2,247,617	(52,924)
				$51,722,055	$(800,222)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Automobiles	$2,118,478	1.7%
Beverages	1,627,003	1.3%
Biotechnology	2,455,454	1.9%
Broadline Retail	4,263,096	3.3%
Chemicals	985,740	0.8%
Commercial Services & Supplies	599,910	0.5%
Communications Equipment	999,169	0.8%
Consumer Staples Distribution & Retail	1,817,374	1.4%
Electric Utilities	956,800	0.7%
Electronic Equipment, Instruments & Components	113,879	0.1%
Energy Equipment & Services	171,284	0.1%
Entertainment	1,868,072	1.5%
Financial Services	367,000	0.3%
Food Products	597,429	0.5%
Ground Transportation	490,572	0.4%
Health Care Equipment & Supplies	1,270,863	1.0%
Hotels, Restaurants & Leisure	2,084,573	1.6%
Industrial Conglomerates	605,111	0.5%
Interactive Media & Services	6,907,111	5.4%
IT Services	257,694	0.2%
Life Sciences Tools & Services	104,069	0.1%
Machinery	247,561	0.2%
Media	1,219,920	1.0%
Oil, Gas & Consumable Fuels	235,634	0.2%
Pharmaceuticals	187,551	0.1%
Professional Services	937,686	0.7%
Real Estate Management & Development	135,025	0.1%
Semiconductors & Semiconductor Equipment	16,287,306	12.8%
Software	10,168,138	8.0%
Specialty Retail	513,100	0.4%
Technology Hardware, Storage & Peripherals	6,098,831	4.8%
Textiles, Apparel & Luxury Goods	158,781	0.1%
Trading Companies & Distributors	202,643	0.2%
Wireless Telecommunication Services	1,179,177	0.9%
Other **	58,953,121	46.4%
Total	$127,185,155	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Oil & Gas Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (72.6%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	20,538	$411,171
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	12,816	250,809
Baker Hughes Co. (Energy Equipment & Services)	13,389	509,854
Bristow Group, Inc.* (Energy Equipment & Services)	1,785	59,208
Cactus, Inc. - Class A (Energy Equipment & Services)	7,932	470,288
ChampionX Corp. (Energy Equipment & Services)	15,635	441,220
Core Laboratories, Inc. (Energy Equipment & Services)	8,548	161,557
Expro Group Holdings N.V.* (Energy Equipment & Services)	17,389	221,710
Halliburton Co. (Energy Equipment & Services)	16,045	445,088
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	27,804	257,187
Helmerich & Payne, Inc. (Energy Equipment & Services)	14,980	503,328
Innovex International, Inc.* (Energy Equipment & Services)	4,859	68,949
Kodiak Gas Services, Inc. (Energy Equipment & Services)	4,941	157,519
Liberty Energy, Inc. (Energy Equipment & Services)	23,097	394,266
Nabors Industries, Ltd.* (Energy Equipment & Services)	2,530	188,257
Newpark Resources, Inc.* (Energy Equipment & Services)	10,876	72,434
Noble Corp. PLC (Energy Equipment & Services)	13,118	419,514
NOV, Inc. (Energy Equipment & Services)	28,196	437,320
Oceaneering International, Inc.* (Energy Equipment & Services)	12,827	312,979
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	56,534	433,616
ProPetro Holding Corp.* (Energy Equipment & Services)	20,392	140,909
RPC, Inc. (Energy Equipment & Services)	21,480	122,006
Schlumberger N.V. (Energy Equipment & Services)	11,190	448,383
Select Water Solutions, Inc. (Energy Equipment & Services)	15,263	161,788
TechnipFMC PLC (Energy Equipment & Services)	18,440	492,164
TETRA Technologies, Inc.* (Energy Equipment & Services)	19,401	64,993
Tidewater, Inc.* (Energy Equipment & Services)	6,257	375,858
Transocean, Ltd.* (Energy Equipment & Services)	108,277	469,922
Valaris, Ltd.* (Energy Equipment & Services)	8,222	416,033
Weatherford International PLC (Energy Equipment & Services)	4,885	385,915
TOTAL COMMON STOCKS (Cost $5,615,275)		9,294,245

Repurchase Agreements(a)(b)  (29.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $3,720,484	$3,720,000	$3,720,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,720,000)		3,720,000
TOTAL INVESTMENT SECURITIES (Cost $9,335,275) - 101.7%		13,014,245
Net other assets (liabilities) - (1.7)%		(220,128)
NET ASSETS - 100.0%		$12,794,117

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $1,781,000.

Oil & Gas Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Oil & Gas Equipment & Services Select Sector Index	Goldman Sachs International	11/25/24	5.58%	$4,643,537	$(18,590)
S&P Oil & Gas Equipment & Services Select Sector Index	UBS AG	11/25/24	5.63%	5,251,073	(24,126)
				$9,894,610	$(42,716)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Oil & Gas Equipment & Services UltraSector ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Energy Equipment & Services	$9,294,245	72.6%
Other **	3,499,872	27.4%
Total	$12,794,117	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (76.4%)

	Shares	Value
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	3,462	$29,323
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,049	53,006
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	613	35,091
Arvinas, Inc.* (Pharmaceuticals)	2,369	62,613
Axsome Therapeutics, Inc.* (Pharmaceuticals)	860	76,566
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,640	91,463
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	2,294	59,197
Catalent, Inc.* (Pharmaceuticals)	1,350	79,110
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	1,143	39,022
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,114	103,524
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	2,432	81,642
Elanco Animal Health, Inc.* (Pharmaceuticals)	5,571	70,417
Eli Lilly & Co. (Pharmaceuticals)	87	72,187
Enliven Therapeutics, Inc.* (Pharmaceuticals)	602	16,766
Evolus, Inc.* (Pharmaceuticals)	1,033	16,859
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	2,104	24,743
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	5,946	18,789
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	864	27,760
Harrow, Inc.* (Pharmaceuticals)	638	28,748
Innoviva, Inc.* (Pharmaceuticals)	1,189	23,257
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,069	90,598
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	741	81,532
Johnson & Johnson (Pharmaceuticals)	487	77,852
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	359	37,946
Liquidia Corp.* (Pharmaceuticals)	2,082	22,590
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	1,611	96,209
Merck & Co., Inc. (Pharmaceuticals)	695	71,112
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	3,429	21,603
Neumora Therapeutics, Inc.* (Pharmaceuticals)	1,609	18,423
Nuvation Bio, Inc.* (Pharmaceuticals)	4,896	10,820
Ocular Therapeutix, Inc.* (Pharmaceuticals)	3,387	35,665
Organon & Co. (Pharmaceuticals)	3,938	73,956
Pacira BioSciences, Inc.* (Pharmaceuticals)	2,728	45,285
Perrigo Co. PLC (Pharmaceuticals)	2,905	74,455
Pfizer, Inc. (Pharmaceuticals)	2,754	77,938
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	1,248	21,403
Pliant Therapeutics, Inc.* (Pharmaceuticals)	1,577	22,188
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	704	51,920
Royalty Pharma PLC - Class A (Pharmaceuticals)	2,907	78,489
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,391	47,391
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,406	62,553
Viatris, Inc. (Pharmaceuticals)	6,913	80,191
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	1,825	25,021
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	3,511	11,305
Zoetis, Inc. (Pharmaceuticals)	423	75,624
TOTAL COMMON STOCKS (Cost $1,469,904)		2,322,152

Repurchase Agreements(b)(c)  (19.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $582,076	$582,000	$582,000
TOTAL REPURCHASE AGREEMENTS (Cost $582,000)		582,000

Collateral for Securities Loaned(d)  (1.9%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.78%(e)	58,262	$58,262
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $58,262)		58,262
TOTAL INVESTMENT SECURITIES (Cost $2,110,166) - 97.4%		2,962,414
Net other assets (liabilities) - 2.6%		79,639
NET ASSETS - 100.0%		$3,042,053

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2024. The total value of securities on loan as of October 31, 2024 was $56,203.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $323,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2024.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	11/25/24	5.58%	$982,756	$(8,505)
S&P Pharmaceuticals Select Industry Index	UBS AG	11/25/24	5.63%	1,241,653	(7,104)
				$2,224,409	$(15,609)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Pharmaceuticals	$2,322,152	76.4%
Other **	719,901	23.6%
Total	$3,042,053	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (79.0%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	37,738	$3,256,412
Alamos Gold, Inc. (Metals & Mining)	31,627	638,233
Anglogold Ashanti PLC (Metals & Mining)	25,934	720,965
B2Gold Corp. (Metals & Mining)	98,490	326,987
Barrick Gold Corp. (Metals & Mining)	132,074	2,551,670
Cia de Minas Buenaventura S.A.AADR (Metals & Mining)	18,019	235,328
Coeur Mining, Inc.* (Metals & Mining)	30,083	193,735
Eldorado Gold Corp.* (Metals & Mining)	15,428	267,984
Endeavour Silver Corp.* (Metals & Mining)	18,525	93,366
Equinox Gold Corp.* (Metals & Mining)	30,028	166,355
First Majestic Silver Corp. (Metals & Mining)	22,726	167,718
Fortuna Mining Corp.* (Metals & Mining)	23,066	114,638
Franco-Nevada Corp. (Metals & Mining)	14,501	1,923,703
Gold Fields, Ltd.ADR (Metals & Mining)	67,331	1,109,615
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	41,949	454,727
Hecla Mining Co. (Metals & Mining)	46,785	303,635
IAMGOLD Corp.* (Metals & Mining)	42,899	237,660
Kinross Gold Corp. (Metals & Mining)	92,610	933,509
MAG Silver Corp.* (Metals & Mining)	6,995	119,545
New Gold, Inc.* (Metals & Mining)	59,572	163,823
Newmont Corp. (Metals & Mining)	86,462	3,928,832
Osisko Gold Royalties, Ltd. (Metals & Mining)	14,028	282,384
Pan American Silver Corp. (Metals & Mining)	27,350	640,264
Royal Gold, Inc. (Metals & Mining)	4,954	723,581
Sandstorm Gold, Ltd. (Metals & Mining)	18,604	112,554
Seabridge Gold, Inc.* (Metals & Mining)	5,684	99,072
Sibanye Stillwater, Ltd.*ADR (Metals & Mining)	53,307	248,944
SilverCrest Metals, Inc.* (Metals & Mining)	11,191	113,812
SSR Mining, Inc. (Metals & Mining)	15,229	93,963
Wheaton Precious Metals Corp. (Metals & Mining)	34,182	2,256,354
TOTAL COMMON STOCKS (Cost $8,972,715)		22,479,368

Repurchase Agreements(a)(b)  (41.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $11,667,519	$11,666,000	$11,666,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,666,000)		11,666,000
TOTAL INVESTMENT SECURITIES (Cost $20,638,715) - 120.0%		34,145,368
Net other assets (liabilities) - (20.0)%		(5,679,598)
NET ASSETS - 100.0%		$28,465,770

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $4,670,000.
ADR	American Depositary Receipt

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	11/25/24	5.58%	$19,001,619	$(1,616,294)
Dow Jones Precious Metals Index	UBS AG	11/25/24	5.63%	1,429,581	(631,102)
				$20,431,200	$(2,247,396)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Metals & Mining	$22,479,368	79.0%
Other **	5,986,402	21.0%
Total	$28,465,770	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (79.0%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	1,398	$155,947
American Tower Corp. (Specialized REITs)	4,195	895,800
AvalonBay Communities, Inc. (Residential REITs)	1,275	282,553
BXP, Inc. (Office REITs)	1,304	105,050
Camden Property Trust (Residential REITs)	957	110,811
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	2,706	354,405
CoStar Group, Inc.* (Real Estate Management & Development)	3,681	267,940
Crown Castle, Inc. (Specialized REITs)	3,903	419,533
Digital Realty Trust, Inc. (Specialized REITs)	2,764	492,628
Equinix, Inc. (Specialized REITs)	852	773,684
Equity Commonwealth* (Office REITs)	1	10
Equity Residential (Residential REITs)	3,064	215,614
Essex Property Trust, Inc. (Residential REITs)	576	163,503
Extra Space Storage, Inc. (Specialized REITs)	1,903	310,760
Federal Realty Investment Trust (Retail REITs)	675	74,817
Healthpeak Properties, Inc. (Health Care REITs)	6,321	141,906
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	6,307	108,733
Invitation Homes, Inc. (Residential REITs)	5,118	160,756
Iron Mountain, Inc. (Specialized REITs)	2,635	326,029
Kimco Realty Corp. (Retail REITs)	6,055	143,625
Mid-America Apartment Communities, Inc. (Residential REITs)	1,050	158,907
Prologis, Inc. (Industrial REITs)	8,314	938,983
Public Storage (Specialized REITs)	1,414	465,291
Realty Income Corp. (Retail REITs)	7,821	464,333
Regency Centers Corp. (Retail REITs)	1,467	104,802
SBA Communications Corp. (Specialized REITs)	966	221,668
Simon Property Group, Inc. (Retail REITs)	2,753	465,587
UDR, Inc. (Residential REITs)	2,696	113,744
Ventas, Inc. (Health Care REITs)	3,710	242,968
VICI Properties, Inc. (Specialized REITs)	9,404	298,671
Welltower, Inc. (Health Care REITs)	5,197	700,972
Weyerhaeuser Co. (Specialized REITs)	6,532	203,537
TOTAL COMMON STOCKS (Cost $7,725,568)		9,883,567

Repurchase Agreements(a)(b)  (21.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $2,651,345	$2,651,000	$2,651,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,651,000)		2,651,000
TOTAL INVESTMENT SECURITIES (Cost $10,376,568) - 100.2%		12,534,567
Net other assets (liabilities) - (0.2)%		(21,619)
NET ASSETS - 100.0%		$12,512,948

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $1,588,000.

REIT	Real Estate Investment Trust

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	11/25/24	5.58%	$4,287,305	$(120,167)
S&P Real Estate Select Sector Index	UBS AG	11/25/24	5.63%	4,650,410	(121,081)
				$8,937,715	$(241,248)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Real Estate UltraSector ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Health Care REITs	$1,085,846	8.7%
Hotel & Resort REITs	108,733	0.9%
Industrial REITs	938,983	7.5%
Office REITs	261,007	2.1%
Real Estate Management & Development	622,345	5.0%
Residential REITs	1,205,888	9.6%
Retail REITs	1,253,164	10.0%
Specialized REITs	4,407,601	35.2%
Other **	2,629,381	21.0%
Total	$12,512,948	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b)  (97.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $8,225,071	$8,224,000	$8,224,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,224,000)		8,224,000
TOTAL INVESTMENT SECURITIES (Cost $8,224,000) - 97.5%		8,224,000
Net other assets (liabilities) - 2.5%		213,292
NET ASSETS - 100.0%		$8,437,292

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $270,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.25%, due 8/15/54	Citibank North America	11/18/24	(4.75)%	$(4,831,750)	$90,747
30-Year U.S. Treasury Bond, 4.25%, due 8/15/54	Societe' Generale	11/18/24	(4.57)%	(5,669,125)	156,293
				$(10,500,875)	$247,040

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b)  (103.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $783,102	$783,000	$783,000
TOTAL REPURCHASE AGREEMENTS (Cost $783,000)		783,000
TOTAL INVESTMENT SECURITIES (Cost $783,000) - 103.8%		783,000
Net other assets (liabilities) - (3.8)%		(28,684)
NET ASSETS - 100.0%		$754,316

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $64,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 3.875%, due 8/15/34	Citibank North America	11/18/24	(4.65)%	$(290,320)	$7,586
10-Year U.S. Treasury Note, 3.875%, due 8/15/34	Societe' Generale	11/18/24	(4.52)%	(445,158)	9,146
				$(735,478)	$16,732

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Rising U.S. Dollar ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b)  (87.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $7,587,988	$7,587,000	$7,587,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,587,000)		7,587,000
TOTAL INVESTMENT SECURITIES (Cost $7,587,000) - 87.1%		7,587,000
Net other assets (liabilities) - 12.9%		1,124,066
NET ASSETS - 100.0%		$8,711,066

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $181,000.

As of October 31, 2024, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$38,989	British pound	29,374	11/8/24	$37,869	$1,120
U.S. dollar	436,785	Canadian dollar	587,935	11/8/24	422,414	14,371
U.S. dollar	3,102,725	Euro	2,802,258	11/8/24	3,048,713	54,012
U.S. dollar	393,916	Japanese yen	57,088,189	11/8/24	376,166	17,750
U.S. dollar	246,641	Swedish krona	2,525,793	11/8/24	237,240	9,401
U.S. dollar	292,590	Swiss franc	247,326	11/8/24	286,706	5,884
Total Short Contracts	4,511,646				$4,409,108	$102,538

Long:
British pound	23,589	U.S. dollar	$30,677	11/8/24	$30,410	$(267)
Canadian dollar	23,545	U.S. dollar	16,924	11/8/24	16,916	(8)
Euro	127,598	U.S. dollar	138,041	11/8/24	138,820	779
Japanese yen	1,687,058	U.S. dollar	11,007	11/8/24	11,116	109
Swedish krona	74,412	U.S. dollar	6,991	11/8/24	6,989	(2)
Swiss franc	6,727	U.S. dollar	7,761	11/8/24	7,798	37
Total Long Contracts			$211,401		$212,049	$648

As of October 31, 2024, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$1,098,591	British pound	829,456	11/8/24	$1,069,327	$29,264
U.S. dollar	434,072	Canadian dollar	586,780	11/8/24	421,584	12,488
U.S. dollar	2,360,005	Euro	2,137,158	11/8/24	2,325,118	34,887
U.S. dollar	879,391	Japanese yen	128,033,965	11/8/24	843,643	35,748
U.S. dollar	156,106	Swedish krona	1,607,320	11/8/24	150,971	5,135
U.S. dollar	47,906	Swiss franc	40,863	11/8/24	47,369	537
Total Short Contracts	$4,976,071				$4,858,012	$118,059

Long:
British pound	28,795	U.S. dollar	$37,805	11/8/24	$37,122	$(683)
Canadian dollar	46,038	U.S. dollar	33,951	11/8/24	33,077	(874)
Euro	187,330	U.S. dollar	205,972	11/8/24	203,805	(2,167)
Japanese yen	3,133,443	U.S. dollar	21,160	11/8/24	20,647	(513)
Swedish krona	152,276	U.S. dollar	14,715	11/8/24	14,303	(412)
Swiss franc	10,226	U.S. dollar	11,955	11/8/24	11,854	(101)
Total Long Contracts			$325,558		$320,808	$(4,750)

			Total unrealized appreciation			$221,522
			Total unrealized (depreciation)			(5,027)
			Total net unrealized appreciation/(depreciation)			$216,495

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (43.1%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	46,328	$6,674,474
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	4,449	92,717
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,244	82,560
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	14,204	3,169,054
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	23,700	4,303,446
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	934	79,680
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	133,243	22,620,663
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,529	167,915
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	3,876	321,863
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	4,322	452,557
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	2,369	86,469
Intel Corp. (Semiconductors & Semiconductor Equipment)	122,140	2,628,453
KLA Corp. (Semiconductors & Semiconductor Equipment)	3,848	2,563,653
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	37,320	2,774,742
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,944	199,803
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	24,777	1,984,885
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	15,357	1,126,743
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	31,740	3,162,891
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,926	191,310
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,395	1,059,224
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	704,159	93,484,148
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	7,292	1,709,974
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	12,261	864,278
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	1,414	280,439
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,627	98,320
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,715	193,471
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	31,888	5,190,410
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	3,082	147,381
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	924	95,967
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	4,572	400,416
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,671	496,107
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	26,135	5,309,586
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,263	227,744
TOTAL COMMON STOCKS (Cost $28,151,752)		162,241,343

Repurchase Agreements(b)(c)  (34.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $129,967,926	$129,951,000	$129,951,000
TOTAL REPURCHASE AGREEMENTS (Cost $129,951,000)		129,951,000

Collateral for Securities Loaned(d) (NM)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.78%(e)	142,428	$142,428
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $142,428)		142,428
TOTAL INVESTMENT SECURITIES (Cost $158,245,180) - 77.6%		292,334,771
Net other assets (liabilities) - 22.4%		84,471,559
NET ASSETS - 100.0%		$376,806,330

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2024. The total value of securities on loan as of October 31, 2024 was $86,469.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $59,738,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2024.
NM	Not meaningful, amount is less than 0.05%.

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	11/25/24	5.58%	$204,660,781	$(5,621,989)
Dow Jones U.S. Semiconductors Index	UBS AG	11/25/24	5.63%	198,050,855	(7,974,056)
				$402,711,636	$(13,596,045)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$162,241,343	43.1%
Other **	214,564,987	56.9%
Total	$376,806,330	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Short Energy ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b)  (167.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $621,081	$621,000	$621,000
TOTAL REPURCHASE AGREEMENTS (Cost $621,000)		621,000
TOTAL INVESTMENT SECURITIES (Cost $621,000) - 167.7%		621,000
Net other assets (liabilities) - (67.7)%		(250,650)
NET ASSETS - 100.0%		$370,350

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $155,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	11/25/24	(5.08)%	$(150,100)	$994
S&P Energy Select Sector Index	UBS AG	11/25/24	(5.13)%	(217,226)	7,622
				$(367,326)	$8,616

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Short Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b)  (109.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $2,445,318	$2,445,000	$2,445,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,445,000)		2,445,000
TOTAL INVESTMENT SECURITIES (Cost $2,445,000) - 109.6%		2,445,000
Net other assets (liabilities) - (9.6)%		(213,439)
NET ASSETS - 100.0%		$2,231,561

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $307,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	12/23/24	$(400,435)	$(10,317)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	11/27/24	(5.33)%	$(918,939)	$29,809
Nasdaq-100 Index	UBS AG	11/27/24	(5.23)%	(895,069)	21,045
				$(1,814,008)	$50,854

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Short Precious Metals ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b)  (15.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $970,126	$970,000	$970,000
TOTAL REPURCHASE AGREEMENTS (Cost $970,000)		970,000
TOTAL INVESTMENT SECURITIES (Cost $970,000) - 15.2%		970,000
Net other assets (liabilities)(c) - 84.8%		5,432,409
NET ASSETS - 100.0%		$6,402,409

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $256,000.
(c)	Amount includes $5,244,038 of net capital subscriptions.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	11/25/24	(5.08)%	$(452,087)	$110,522
Dow Jones Precious Metals Index	UBS AG	11/25/24	(5.13)%	(5,894,352)	56,739
				$(6,346,439)	$167,261

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Short Real Estate ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b)  (93.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $987,129	$987,000	$987,000
TOTAL REPURCHASE AGREEMENTS (Cost $987,000)		987,000
TOTAL INVESTMENT SECURITIES (Cost $987,000) - 93.6%		987,000
Net other assets (liabilities) - 6.4%		67,893
NET ASSETS - 100.0%		$1,054,893

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $244,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	11/25/24	(5.08)%	$(494,526)	$12,061
S&P Real Estate Select Sector Index	UBS AG	11/25/24	(5.13)%	(550,910)	13,528
				$(1,045,436)	$25,589

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Short Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b)  (77.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $417,054	$417,000	$417,000
TOTAL REPURCHASE AGREEMENTS
(Cost $417,000)		417,000
TOTAL INVESTMENT SECURITIES
(Cost $417,000) - 77.9%		417,000
Net other assets (liabilities) - 22.1%		118,525
NET ASSETS - 100.0%		$535,525

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $141,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/27/24	(4.98)%	$(131,798)	$3,428
Russell 2000 Index	UBS AG	11/27/24	(5.13)%	(401,987)	8,820
				$(533,785)	$12,248

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks (100.8%)

	Shares	Value
A10 Networks, Inc. (Software)	248	$3,633
AAR Corp.* (Aerospace & Defense)	183	10,742
ACI Worldwide, Inc.* (Software)	475	23,370
Addus HomeCare Corp.* (Health Care Providers & Services)	55	6,843
Adeia, Inc. (Software)	312	3,878
ADMA Biologics, Inc.* (Biotechnology)	1,678	27,368
Adtalem Global Education, Inc.* (Diversified Consumer Services)	272	22,010
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	169	18,342
AeroVironment, Inc.* (Aerospace & Defense)	202	43,422
Agilysys, Inc.* (Software)	161	16,106
Air Lease Corp. (Trading Companies & Distributors)	157	6,963
Alamo Group, Inc. (Machinery)	75	12,716
Alarm.com Holdings, Inc.* (Software)	354	18,879
Albany International Corp. (Machinery)	108	7,335
Alkermes PLC* (Biotechnology)	759	19,506
Alpha Metallurgical Resources, Inc. (Metals & Mining)	79	16,456
Ambac Financial Group, Inc.* (Insurance)	339	3,834
American Eagle Outfitters, Inc. (Specialty Retail)	1,287	25,212
American States Water Co. (Water Utilities)	143	11,793
American Woodmark Corp.* (Building Products)	63	5,715
AMERISAFE, Inc. (Insurance)	60	3,243
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	147	5,577
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	274	13,845
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	119	6,812
Apogee Enterprises, Inc. (Building Products)	72	5,388
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	567	5,041
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	1,613	23,824
ArcBest Corp. (Ground Transportation)	171	17,815
Arch Resources, Inc. (Metals & Mining)	90	13,208
Archrock, Inc. (Energy Equipment & Services)	1,216	24,345
Arcosa, Inc. (Construction & Engineering)	208	19,477
Arcus Biosciences, Inc.* (Biotechnology)	158	2,417
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	718	7,295
Armada Hoffler Properties, Inc. (Diversified REITs)	209	2,263
ARMOUR Residential REIT, Inc. (Mortgage REITs)	241	4,519
Armstrong World Industries, Inc. (Building Products)	315	43,959
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	282	12,436
Artivion, Inc.* (Health Care Equipment & Supplies)	146	3,844
Asbury Automotive Group, Inc.* (Specialty Retail)	71	16,177
Assured Guaranty, Ltd. (Insurance)	214	17,860
Astrana Health, Inc.* (Health Care Providers & Services)	299	16,080
ATI, Inc.* (Metals & Mining)	897	47,281
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	235	20,048
Axos Financial, Inc.* (Banks)	245	16,591
AZZ, Inc. (Building Products)	215	16,379
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	212	42,410
Balchem Corp. (Chemicals)	131	21,919
BancFirst Corp. (Banks)	89	9,675
Bank of Hawaii Corp. (Banks)	115	8,306
Berkshire Hills Bancorp, Inc. (Banks)	148	4,030
BGC Group, Inc. - Class A (Capital Markets)	1,581	14,814
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	155	3,627
BlackLine, Inc.* (Software)	248	13,732
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	265	4,396
Boise Cascade Co. (Trading Companies & Distributors)	280	37,247
Boot Barn Holdings, Inc.* (Specialty Retail)	220	27,401
Box, Inc.* - Class A (Software)	639	20,295
Brady Corp. - Class A (Commercial Services & Supplies)	206	14,654
Brightsphere Investment Group, Inc. (Capital Markets)	119	3,140
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	135	13,866
Cactus, Inc. - Class A (Energy Equipment & Services)	297	17,609
California Resources Corp. (Oil, Gas & Consumable Fuels)	502	26,089
California Water Service Group (Water Utilities)	170	8,833
Calix, Inc.* (Communications Equipment)	206	7,288
Cal-Maine Foods, Inc. (Food Products)	293	25,721
CareTrust REIT, Inc. (Health Care REITs)	700	22,868
Cargurus, Inc.* (Interactive Media & Services)	629	19,512
Carpenter Technology Corp. (Metals & Mining)	359	53,671
Cars.com, Inc.* (Interactive Media & Services)	437	6,988
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	802	17,484
Cathay General Bancorp (Banks)	244	11,219
Cavco Industries, Inc.* (Household Durables)	60	24,588
Century Communities, Inc. (Household Durables)	102	9,043
Certara, Inc.* (Health Care Technology)	455	4,641
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	73	1,703
Chesapeake Utilities Corp. (Gas Utilities)	73	8,745
Cinemark Holdings, Inc.* (Entertainment)	769	22,878
City Holding Co. (Banks)	64	7,462
Clear Secure, Inc. - Class A (Software)	452	16,625
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	304	24,402
Cohen & Steers, Inc. (Capital Markets)	95	9,383
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	138	3,439
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	232	7,920
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	331	3,826

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
CONMED Corp. (Health Care Equipment & Supplies)	222	$15,149
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	193	21,408
Corcept Therapeutics, Inc.* (Pharmaceuticals)	436	21,352
Core Laboratories, Inc. (Energy Equipment & Services)	148	2,797
CorVel Corp.* (Health Care Providers & Services)	66	19,656
CSG Systems International, Inc. (Professional Services)	100	4,661
CSW Industrials, Inc. (Building Products)	120	42,372
CTS Corp. (Electronic Equipment, Instruments & Components)	123	6,087
Curbline Properties Corp.* (Retail REITs)	319	7,219
Customers Bancorp, Inc.* (Banks)	212	9,780
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	135	2,147
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	227	8,383
DiamondRock Hospitality Co. (Hotel & Resort REITs)	1,492	12,786
DigitalOcean Holdings, Inc.* (IT Services)	250	9,895
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	204	11,930
Donnelley Financial Solutions, Inc.* (Capital Markets)	193	11,260
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	260	7,501
Dorman Products, Inc.* (Automobile Components)	135	15,394
DoubleVerify Holdings, Inc.* (Software)	1,015	17,306
Dynavax Technologies Corp.* (Biotechnology)	876	10,381
Ellington Financial, Inc. (Mortgage REITs)	625	7,556
Energizer Holdings, Inc. (Household Products)	216	6,927
Enerpac Tool Group Corp. (Machinery)	261	11,515
Enpro, Inc. (Machinery)	69	10,047
Envestnet, Inc.* (Software)	152	9,543
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	117	10,407
ESCO Technologies, Inc. (Machinery)	186	23,350
Essential Properties Realty Trust, Inc. (Diversified REITs)	656	20,789
Ethan Allen Interiors, Inc. (Household Durables)	66	1,826
Etsy, Inc.* (Broadline Retail)	363	18,673
EVERTEC, Inc. (Financial Services)	461	15,102
eXp World Holdings, Inc. (Real Estate Management & Development)	608	8,099
Extreme Networks, Inc.* (Communications Equipment)	563	8,405
Federal Signal Corp. (Machinery)	441	35,972
First BanCorp (Banks)	1,173	22,616
First Commonwealth Financial Corp. (Banks)	337	5,540
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	558	21,193
Four Corners Property Trust, Inc. (Specialized REITs)	294	8,103
Fox Factory Holding Corp.* (Automobile Components)	113	4,067
Franklin Electric Co., Inc. (Machinery)	283	27,086
Frontdoor, Inc.* (Diversified Consumer Services)	552	27,429
Gates Industrial Corp. PLC* (Machinery)	553	10,701
Gentherm, Inc.* (Automobile Components)	104	4,363
Getty Realty Corp. (Retail REITs)	153	4,803
Gibraltar Industries, Inc.* (Building Products)	220	14,848
Glaukos Corp.* (Health Care Equipment & Supplies)	396	52,372
GMS, Inc.* (Trading Companies & Distributors)	286	25,709
Gogo, Inc.* (Wireless Telecommunication Services)	201	1,317
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	93	2,732
Goosehead Insurance, Inc.* - Class A (Insurance)	175	19,057
Granite Construction, Inc. (Construction & Engineering)	161	13,532
Green Brick Partners, Inc.* (Household Durables)	222	15,320
Griffon Corp. (Building Products)	201	12,639
Group 1 Automotive, Inc. (Specialty Retail)	95	34,611
Guess?, Inc. (Specialty Retail)	204	3,466
H.B. Fuller Co. (Chemicals)	193	14,124
Harmonic, Inc.* (Communications Equipment)	451	5,002
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	93	2,988
Hawkins, Inc. (Chemicals)	137	14,645
Haynes International, Inc. (Metals & Mining)	51	3,078
HCI Group, Inc. (Insurance)	61	6,912
HealthStream, Inc. (Health Care Technology)	91	2,660
Heartland Express, Inc. (Ground Transportation)	170	1,837
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,029	9,518
Helmerich & Payne, Inc. (Energy Equipment & Services)	385	12,936
HNI Corp. (Commercial Services & Supplies)	203	10,004
IAC, Inc.* (Interactive Media & Services)	204	9,782
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	113	21,469
Inari Medical, Inc.* (Health Care Equipment & Supplies)	205	9,922
Innospec, Inc. (Chemicals)	113	12,179
Innovative Industrial Properties, Inc. (Industrial REITs)	113	14,598
Innoviva, Inc.* (Pharmaceuticals)	198	3,873
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	131	22,914
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	162	31,596
Installed Building Products, Inc. (Household Durables)	169	36,656
Insteel Industries, Inc. (Building Products)	88	2,373
Integer Holdings Corp.* (Health Care Equipment & Supplies)	241	29,944
Inter Parfums, Inc. (Personal Care Products)	129	15,618
InterDigital, Inc. (Software)	183	27,531

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	575	$2,271
Itron, Inc.* (Electronic Equipment, Instruments & Components)	159	17,770
J & J Snack Foods Corp. (Food Products)	112	18,381
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	138	6,797
John B Sanfilippo & Son, Inc. (Food Products)	34	2,805
John Bean Technologies Corp. (Machinery)	138	15,376
Knowles Corp.* (Electronic Equipment, Instruments & Components)	259	4,486
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	361	30,912
Koppers Holdings, Inc. (Chemicals)	78	2,653
Korn Ferry (Professional Services)	221	15,614
Krystal Biotech, Inc.* (Biotechnology)	120	20,704
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	247	11,080
Lakeland Financial Corp. (Banks)	87	5,661
La-Z-Boy, Inc. (Household Durables)	164	6,240
LCI Industries (Automobile Components)	116	12,908
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	147	12,993
LGI Homes, Inc.* (Household Durables)	90	9,140
Liberty Energy, Inc. (Energy Equipment & Services)	1,190	20,313
Lindsay Corp. (Machinery)	38	4,549
Liquidity Services, Inc.* (Commercial Services & Supplies)	159	3,431
LiveRamp Holdings, Inc.* (Software)	479	11,989
LTC Properties, Inc. (Health Care REITs)	134	5,119
M/I Homes, Inc.* (Household Durables)	198	30,015
Madison Square Garden Sports Corp.* (Entertainment)	121	26,946
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	1,356	34,279
MARA Holdings, Inc.* (Software)	2,122	35,586
Marcus & Millichap, Inc. (Real Estate Management & Development)	71	2,687
Marten Transport, Ltd. (Ground Transportation)	194	3,003
Materion Corp. (Metals & Mining)	149	15,143
Matson, Inc. (Marine Transportation)	241	37,328
Matthews International Corp. - Class A (Commercial Services & Supplies)	140	3,261
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	340	4,410
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	247	24,369
Meritage Homes Corp. (Household Durables)	261	47,294
Metallus, Inc.* (Metals & Mining)	156	2,198
MGE Energy, Inc. (Electric Utilities)	143	12,940
MGP Ingredients, Inc. (Beverages)	59	2,834
Middlesex Water Co. (Water Utilities)	60	3,671
Minerals Technologies, Inc. (Chemicals)	116	8,734
Mister Car Wash, Inc.* (Diversified Consumer Services)	307	2,306
Moelis & Co. - Class A (Capital Markets)	274	18,194
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	92	7,223
Moog, Inc. - Class A (Aerospace & Defense)	208	39,229
MP Materials Corp.*(a) (Metals & Mining)	351	6,314
Mueller Industries, Inc. (Machinery)	817	66,970
Myers Industries, Inc. (Containers & Packaging)	130	1,531
MYR Group, Inc.* (Construction & Engineering)	119	15,589
Myriad Genetics, Inc.* (Biotechnology)	320	7,027
N-able, Inc.* (Software)	322	3,938
National Beverage Corp. (Beverages)	93	4,203
National HealthCare Corp. (Health Care Providers & Services)	41	4,757
National Presto Industries, Inc. (Aerospace & Defense)	16	1,151
NeoGenomics, Inc.* (Health Care Providers & Services)	922	12,530
New York Mortgage Trust, Inc. (Mortgage REITs)	651	3,756
NMI Holdings, Inc.* (Financial Services)	374	14,466
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)	718	26,028
Oceaneering International, Inc.* (Energy Equipment & Services)	731	17,836
OFG Bancorp (Banks)	335	13,490
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	114	15,072
Otter Tail Corp. (Electric Utilities)	301	23,634
Outfront Media, Inc. (Specialized REITs)	416	7,388
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	106	7,698
Palomar Holdings, Inc.* (Insurance)	189	16,967
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	111	5,815
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	404	6,242
Park National Corp. (Banks)	43	7,430
Pathward Financial, Inc. (Banks)	181	12,808
Patrick Industries, Inc. (Automobile Components)	162	20,409
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,416	10,861
Payoneer Global, Inc.* (Financial Services)	721	6,215
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	223	6,315
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	407	10,692
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	155	2,333
Perdoceo Education Corp. (Diversified Consumer Services)	248	5,543
Phillips Edison & Co., Inc. (Retail REITs)	450	17,015
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	319	7,273
Piper Sandler Cos. (Capital Markets)	57	16,167
PJT Partners, Inc. - Class A (Capital Markets)	98	13,618
Plexus Corp.* (Electronic Equipment, Instruments & Components)	87	12,537
Powell Industries, Inc. (Electrical Equipment)	68	17,339
Preferred Bank (Banks)	90	7,593
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	172	12,685
Privia Health Group, Inc.* (Health Care Providers & Services)	738	13,550

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
PROG Holdings, Inc. (Consumer Finance)	305	$13,320
Progress Software Corp. (Software)	308	19,740
Progyny, Inc.* (Health Care Providers & Services)	565	8,503
Protagonist Therapeutics, Inc.* (Biotechnology)	301	13,798
Proto Labs, Inc.* (Machinery)	117	3,206
Quaker Chemical Corp. (Chemicals)	51	7,731
Quanex Building Products Corp. (Building Products)	234	6,800
Radian Group, Inc. (Financial Services)	596	20,807
RadNet, Inc.* (Health Care Providers & Services)	469	30,504
Redwood Trust, Inc. (Mortgage REITs)	953	6,976
REGENXBIO, Inc.* (Biotechnology)	139	1,194
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	111	4,965
Rogers Corp.* (Electronic Equipment, Instruments & Components)	82	8,223
RPC, Inc. (Energy Equipment & Services)	594	3,374
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	201	11,373
RXO, Inc.* (Ground Transportation)	455	12,826
S&T Bancorp, Inc. (Banks)	145	5,507
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,471	4,707
Saul Centers, Inc. (Retail REITs)	42	1,644
Schrodinger, Inc.* (Health Care Technology)	223	3,924
Sealed Air Corp. (Containers & Packaging)	420	15,196
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	243	10,738
Sensient Technologies Corp. (Chemicals)	131	9,888
ServisFirst Bancshares, Inc. (Banks)	167	13,884
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	288	35,041
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	329	4,553
Shutterstock, Inc. (Interactive Media & Services)	89	2,856
Signet Jewelers, Ltd. (Specialty Retail)	321	29,429
Simulations Plus, Inc. (Health Care Technology)	68	1,851
SiriusPoint, Ltd.* (Insurance)	701	9,211
SITE Centers Corp.* (Retail REITs)	159	2,536
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	79	13,352
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	670	26,405
SJW Group (Water Utilities)	93	5,176
SkyWest, Inc.* (Passenger Airlines)	156	14,851
SM Energy Co. (Oil, Gas & Consumable Fuels)	825	34,624
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	160	2,730
SolarWinds Corp. (Software)	175	2,289
Southside Bancshares, Inc. (Banks)	79	2,560
SPS Commerce, Inc.* (Software)	267	44,055
SPX Technologies, Inc.* (Machinery)	333	47,783
STAAR Surgical Co.* (Health Care Equipment & Supplies)	216	6,262
Standex International Corp. (Machinery)	86	15,814
StepStone Group, Inc. - Class A (Capital Markets)	136	8,178
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	524	23,564
Strategic Education, Inc. (Diversified Consumer Services)	73	6,348
Stride, Inc.* (Diversified Consumer Services)	306	28,543
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	396	2,424
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	125	1,756
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	1,464	14,772
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	158	5,383
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	216	6,776
Tanger, Inc. (Retail REITs)	787	26,152
TechTarget, Inc.* (Media)	107	3,097
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	351	10,442
Tennant Co. (Machinery)	136	11,908
TG Therapeutics, Inc.* (Biotechnology)	961	24,083
The Andersons, Inc. (Consumer Staples Distribution & Retail)	123	5,584
The Bancorp, Inc.* (Banks)	352	17,692
The Buckle, Inc. (Specialty Retail)	134	5,703
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	155	7,164
The Simply Good Foods Co.* (Food Products)	414	13,935
The St. Joe Co. (Real Estate Management & Development)	274	14,165
Tidewater, Inc.* (Energy Equipment & Services)	348	20,905
Tootsie Roll Industries, Inc. (Food Products)	72	2,100
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	240	19,673
Tri Pointe Homes, Inc.* (Household Durables)	412	16,657
Trinity Industries, Inc. (Machinery)	297	10,181
TripAdvisor, Inc.* (Interactive Media & Services)	787	12,623
Triumph Financial, Inc.* (Banks)	158	13,962
Trupanion, Inc.* (Insurance)	115	6,300
Two Harbors Investment Corp. (Mortgage REITs)	744	8,556
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	60	4,811
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	52	13,884
UniFirst Corp. (Commercial Services & Supplies)	44	7,912
Uniti Group, Inc. (Specialized REITs)	913	4,629
Unitil Corp. (Multi-Utilities)	52	3,010
Universal Health Realty Income Trust (Health Care REITs)	44	1,741
Upbound Group, Inc. (Specialty Retail)	196	5,731
Urban Edge Properties (Retail REITs)	515	11,454
Urban Outfitters, Inc.* (Specialty Retail)	411	14,775
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	409	11,771
Vericel Corp.* (Biotechnology)	353	15,546

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Veris Residential, Inc. (Residential REITs)	232	$3,821
Verra Mobility Corp.* (Professional Services)	1,186	30,800
Vestis Corp. (Commercial Services & Supplies)	436	5,895
Viad Corp.* (Commercial Services & Supplies)	151	5,653
Vicor Corp.* (Electrical Equipment)	88	4,022
Virtus Investment Partners, Inc. (Capital Markets)	30	6,491
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	93	2,536
Walker & Dunlop, Inc. (Financial Services)	100	10,937
Warrior Met Coal, Inc. (Metals & Mining)	377	23,800
WD-40 Co. (Household Products)	98	25,683
Westamerica BanCorp (Banks)	117	6,028
Whitestone REIT (Retail REITs)	154	2,122
Winnebago Industries, Inc. (Automobiles)	117	6,557
WisdomTree, Inc. (Capital Markets)	856	8,860
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	424	5,643
World Acceptance Corp.* (Consumer Finance)	24	2,738
Worthington Enterprises, Inc. (Household Durables)	153	5,860
Worthington Steel, Inc. (Metals & Mining)	173	6,616
WSFS Financial Corp. (Banks)	193	9,490
Xencor, Inc.* (Biotechnology)	231	4,853
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	432	6,121
XPEL, Inc.* (Automobile Components)	163	6,287
Yelp, Inc.* (Interactive Media & Services)	483	16,490
Zurn Elkay Water Solutions Corp. (Building Products)	435	15,704
TOTAL COMMON STOCKS (Cost $3,191,614)		4,663,364

Collateral for Securities Loaned(b)  (0.1%)

Invesco Government & Agency Portfolio - Institutional Shares, 4.78%(c)	6,391	6,391
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,391)		6,391
TOTAL INVESTMENT SECURITIES (Cost $3,198,005) - 100.9%		4,669,755
Net other assets (liabilities) - (0.9)%		(41,330)
NET ASSETS - 100.0%		$4,628,425

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2024. The total value of securities on loan as of October 31, 2024 was $5,973.
(b)	Securities were purchased with cash collateral held from securities on loan at October 31, 2024.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2024.
REIT	Real Estate Investment Trust

Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Small-Cap Growth ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$94,544	2.0%
Automobile Components	63,428	1.4%
Automobiles	6,557	0.1%
Banks	211,325	4.6%
Beverages	7,037	0.1%
Biotechnology	166,632	3.6%
Broadline Retail	18,673	0.4%
Building Products	166,176	3.6%
Capital Markets	122,541	2.6%
Chemicals	91,873	2.0%
Commercial Services & Supplies	50,810	1.1%
Communications Equipment	20,695	0.4%
Construction & Engineering	48,598	1.0%
Consumer Finance	16,058	0.3%
Consumer Staples Distribution & Retail	5,584	0.1%
Containers & Packaging	16,727	0.4%
Diversified Consumer Services	92,179	2.0%
Diversified REITs	23,052	0.5%
Diversified Telecommunication Services	28,955	0.6%
Electric Utilities	36,575	0.8%
Electrical Equipment	21,361	0.5%
Electronic Equipment, Instruments & Components	165,543	3.6%
Energy Equipment & Services	140,494	3.0%
Entertainment	49,824	1.1%
Financial Services	67,527	1.5%
Food Products	62,942	1.4%
Gas Utilities	8,745	0.2%
Ground Transportation	35,481	0.8%
Health Care Equipment & Supplies	226,784	4.9%
Health Care Providers & Services	122,811	2.7%
Health Care REITs	29,728	0.6%
Health Care Technology	13,076	0.3%
Hotel & Resort REITs	59,927	1.3%
Hotels, Restaurants & Leisure	122,529	2.6%
Household Durables	202,639	4.4%
Household Products	32,610	0.7%
Industrial REITs	14,598	0.3%
Insurance	83,384	1.8%
Interactive Media & Services	68,250	1.5%
IT Services	9,895	0.2%
Life Sciences Tools & Services	3,627	0.1%
Machinery	314,508	6.8%
Marine Transportation	37,329	0.8%
Media	3,097	0.1%
Metals & Mining	187,765	4.1%
Mortgage REITs	36,404	0.8%
Multi-Utilities	3,010	0.1%
Oil, Gas & Consumable Fuels	180,338	3.9%
Passenger Airlines	16,607	0.4%
Personal Care Products	15,618	0.3%
Pharmaceuticals	74,858	1.6%
Professional Services	51,075	1.1%
Real Estate Management & Development	24,951	0.5%
Residential REITs	3,821	0.1%
Retail REITs	72,944	1.6%
Semiconductors & Semiconductor Equipment	155,427	3.4%
Software	288,494	6.2%
Specialized REITs	20,120	0.4%
Specialty Retail	162,505	3.5%
Textiles, Apparel & Luxury Goods	62,174	1.3%
Trading Companies & Distributors	81,293	1.8%
Water Utilities	29,473	0.6%
Wireless Telecommunication Services	11,759	0.3%
Other **	(34,939)	(0.8)%
Total	$4,628,425	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks (44.6%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	24	$200
1st Source Corp. (Banks)	17	1,007
1stdibs.com, Inc.* (Broadline Retail)	24	100
2seventy bio, Inc.* (Biotechnology)	46	200
374Water, Inc.* (Machinery)	61	95
3D Systems Corp.* (Machinery)	119	357
4D Molecular Therapeutics, Inc.* (Biotechnology)	47	376
89bio, Inc.* (Biotechnology)	78	607
8x8, Inc.* (Software)	120	268
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	22	69
a.k.a. Brands Holding Corp.* (Specialty Retail)	1	23
A10 Networks, Inc. (Software)	66	967
AAR Corp.* (Aerospace & Defense)	32	1,878
Abercrombie & Fitch Co.* (Specialty Retail)	47	6,193
ABM Industries, Inc. (Commercial Services & Supplies)	59	3,131
Absci Corp.* (Biotechnology)	75	288
Acacia Research Corp.* (Financial Services)	35	158
Academy Sports & Outdoors, Inc. (Specialty Retail)	66	3,357
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	112	1,634
Acadia Realty Trust (Retail REITs)	97	2,376
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	48	530
ACCO Brands Corp. (Commercial Services & Supplies)	88	431
Accolade, Inc.* (Health Care Providers & Services)	68	216
Accuray, Inc.* (Health Care Equipment & Supplies)	90	156
ACELYRIN, Inc.* (Biotechnology)	68	386
Achieve Life Sciences, Inc.* (Biotechnology)	32	150
ACI Worldwide, Inc.* (Software)	99	4,871
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	48	902
ACNB Corp. (Banks)	8	336
Acrivon Therapeutics, Inc.* (Biotechnology)	11	88
Actinium Pharmaceuticals, Inc.* (Biotechnology)	28	50
Acumen Pharmaceuticals, Inc.* (Biotechnology)	39	112
Acushnet Holdings Corp. (Leisure Products)	27	1,655
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	139	2,403
AdaptHealth Corp.* (Health Care Providers & Services)	95	978
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	108	523
ADC Therapeutics SA* (Biotechnology)	76	214
Addus HomeCare Corp.* (Health Care Providers & Services)	16	1,991
Adeia, Inc. (Software)	102	1,268
Adient PLC* (Automobile Components)	84	1,641
ADMA Biologics, Inc.* (Biotechnology)	211	3,441
Adtalem Global Education, Inc.* (Diversified Consumer Services)	35	2,832
ADTRAN Holdings, Inc.* (Communications Equipment)	74	450
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	35	3,799
Advanced Flower Capital, Inc. (Mortgage REITs)	16	156
AdvanSix, Inc. (Chemicals)	24	681
Advantage Solutions, Inc.* (Media)	100	306
Adverum Biotechnologies, Inc.* (Biotechnology)	19	139
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	26	366
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	34	91
Aerovate Therapeutics, Inc.* (Biotechnology)	13	32
AeroVironment, Inc.* (Aerospace & Defense)	25	5,375
AerSale Corp.* (Aerospace & Defense)	31	163
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	21	77
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	27	197
Agenus, Inc.* (Biotechnology)	20	84
agilon health, Inc.* (Health Care Providers & Services)	289	737
Agilysys, Inc.* (Software)	21	2,101
Agios Pharmaceuticals, Inc.* (Biotechnology)	53	2,355
Air Transport Services Group, Inc.* (Air Freight & Logistics)	48	828
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	12	68
Airship AI Holdings, Inc.* (Software)	7	13
Akebia Therapeutics, Inc.* (Biotechnology)	195	324
Akero Therapeutics, Inc.* (Biotechnology)	63	1,942
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	25	70
Alamo Group, Inc. (Machinery)	10	1,695
Alarm.com Holdings, Inc.* (Software)	45	2,400
Albany International Corp. (Machinery)	29	1,970
Aldeyra Therapeutics, Inc.* (Biotechnology)	47	247
Alector, Inc.* (Biotechnology)	76	374
Alerus Financial Corp. (Financial Services)	17	344
Alexander & Baldwin, Inc. (Diversified REITs)	68	1,265
Alexander's, Inc. (Retail REITs)	2	454
Alico, Inc. (Food Products)	7	172
Alight, Inc.* - Class A (Professional Services)	397	2,751
Alignment Healthcare, Inc.* (Health Care Providers & Services)	94	1,166
Alkami Technology, Inc.* (Software)	42	1,538
Alkermes PLC* (Biotechnology)	153	3,932
Allegiant Travel Co. (Passenger Airlines)	15	975
ALLETE, Inc. (Electric Utilities)	54	3,451
Allient, Inc. (Electrical Equipment)	14	242
Allogene Therapeutics, Inc.* (Biotechnology)	120	307
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	22	727
Alpha Metallurgical Resources, Inc. (Metals & Mining)	10	2,083
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	96	754
Alpine Income Property Trust, Inc. (Diversified REITs)	12	210

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Alta Equipment Group, Inc. (Trading Companies & Distributors)	25	$163
Altair Engineering, Inc.* - Class A (Software)	54	5,614
AlTi Global, Inc.* (Capital Markets)	32	131
Altimmune, Inc.* (Biotechnology)	67	452
Alto Neuroscience, Inc.* (Pharmaceuticals)	20	78
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	71	244
Alumis, Inc.* (Pharmaceuticals)	12	136
ALX Oncology Holdings, Inc.* (Biotechnology)	32	46
Amalgamated Financial Corp. (Banks)	17	564
A-Mark Precious Metals, Inc. (Financial Services)	16	622
Ambac Financial Group, Inc.* (Insurance)	41	464
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	35	1,967
AMC Entertainment Holdings, Inc.* (Entertainment)	317	1,392
AMC Networks, Inc.* - Class A (Media)	30	243
Amerant Bancorp, Inc. (Banks)	28	597
Ameresco, Inc.* - Class A (Construction & Engineering)	30	923
American Assets Trust, Inc. (Diversified REITs)	45	1,213
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	108	610
American Coastal Insurance Corp.* (Insurance)	23	279
American Eagle Outfitters, Inc. (Specialty Retail)	171	3,350
American Healthcare REIT, Inc. (Health Care REITs)	77	2,048
American Public Education, Inc.* (Diversified Consumer Services)	15	228
American Realty Investors, Inc.* (Real Estate Management & Development)	1	14
American States Water Co. (Water Utilities)	35	2,886
American Superconductor Corp.* (Electrical Equipment)	33	809
American Vanguard Corp. (Chemicals)	24	126
American Woodmark Corp.* (Building Products)	15	1,361
America's Car-Mart, Inc.* (Specialty Retail)	5	195
Ameris Bancorp (Banks)	62	3,843
AMERISAFE, Inc. (Insurance)	18	973
Ames National Corp. (Banks)	8	136
Amicus Therapeutics, Inc.* (Biotechnology)	275	3,141
AMMO, Inc.* (Leisure Products)	84	91
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	35	1,328
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	149	1,262
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	36	1,819
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	37	245
Amplitude, Inc.* - Class A (Software)	72	647
Amprius Technologies, Inc.* (Electrical Equipment)	15	20
AnaptysBio, Inc.* (Biotechnology)	18	389
Anavex Life Sciences Corp.*(a) (Biotechnology)	70	463
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	11	99
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	36	241
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	17	973
Anika Therapeutics, Inc.* (Biotechnology)	12	205
Annexon, Inc.* (Biotechnology)	90	659
Anterix, Inc.* (Diversified Telecommunication Services)	10	325
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	92	355
Apartment Investment and Management Co.* (Residential REITs)	133	1,123
Apogee Enterprises, Inc. (Building Products)	20	1,497
Apogee Therapeutics, Inc.* (Biotechnology)	35	1,821
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	134	1,191
Appian Corp.* - Class A (Software)	38	1,359
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	214	3,161
Applied Digital Corp.* (IT Services)	110	744
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	36	8,337
Applied Optoelectronics, Inc.* (Communications Equipment)	35	547
Applied Therapeutics, Inc.* (Biotechnology)	90	796
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	70	384
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	172	2,535
Arbutus Biopharma Corp.* (Biotechnology)	137	527
Arcadium Lithium PLC* (Chemicals)	1,015	5,470
ArcBest Corp. (Ground Transportation)	22	2,292
Arcellx, Inc.* (Biotechnology)	40	3,371
Arch Resources, Inc. (Metals & Mining)	16	2,348
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	219	690
Archrock, Inc. (Energy Equipment & Services)	156	3,123
Arcosa, Inc. (Construction & Engineering)	45	4,214
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	21	372
Arcus Biosciences, Inc.* (Biotechnology)	51	780
Arcutis Biotherapeutics, Inc.* (Biotechnology)	99	823
Ardagh Metal Packaging SA (Containers & Packaging)	135	497
Ardelyx, Inc.* (Biotechnology)	218	1,280
Ardent Health Partners, Inc.* (Health Care Providers & Services)	11	191
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	39	550
Ares Commercial Real Estate Corp. (Mortgage REITs)	50	318
Argan, Inc. (Construction & Engineering)	12	1,584
Arhaus, Inc. (Specialty Retail)	48	407
Aris Water Solutions, Inc. - Class A (Commercial Services & Supplies)	25	413
Arko Corp. (Specialty Retail)	75	499
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	89	904
Armada Hoffler Properties, Inc. (Diversified REITs)	62	671
ARMOUR Residential REIT, Inc. (Mortgage REITs)	46	863
Arq, Inc.* (Chemicals)	23	135
Array Technologies, Inc.* (Electrical Equipment)	143	934

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
ArriVent Biopharma, Inc.* (Biotechnology)	26	$763
Arrow Financial Corp. (Banks)	15	428
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	112	2,154
ARS Pharmaceuticals, Inc.* (Biotechnology)	46	677
Arteris, Inc.* (Software)	26	177
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	59	2,602
Artiva Biotherapeutics, Inc.* (Biotechnology)	13	132
Artivion, Inc.* (Health Care Equipment & Supplies)	37	974
Arvinas, Inc.* (Pharmaceuticals)	60	1,586
Asana, Inc.* - Class A (Software)	76	907
Asbury Automotive Group, Inc.* (Specialty Retail)	19	4,329
ASGN, Inc.* (Professional Services)	42	3,868
ASP Isotopes, Inc.* (Chemicals)	47	329
Aspen Aerogels, Inc.* (Chemicals)	55	981
Associated Banc-Corp. (Banks)	140	3,324
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	125	2,976
Astec Industries, Inc. (Machinery)	21	667
Astrana Health, Inc.* (Health Care Providers & Services)	40	2,151
Astria Therapeutics, Inc.* (Biotechnology)	42	470
Astronics Corp.* (Aerospace & Defense)	27	470
Asure Software, Inc.* (Professional Services)	22	218
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	72	233
Atkore, Inc. (Electrical Equipment)	34	2,916
Atlanta Braves Holdings, Inc.* (Entertainment)	10	421
Atlanta Braves Holdings, Inc.* (Entertainment)	47	1,857
Atlantic Union Bankshares Corp. (Banks)	84	3,175
Atlanticus Holdings Corp.* (Consumer Finance)	5	186
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	64	1,252
Atmus Filtration Technologies, Inc. (Automobile Components)	78	3,036
ATN International, Inc. (Diversified Telecommunication Services)	10	210
Atossa Therapeutics, Inc.* (Biotechnology)	118	163
AtriCure, Inc.* (Health Care Equipment & Supplies)	44	1,460
AudioEye, Inc.* (Software)	7	149
Aura Biosciences, Inc.* (Biotechnology)	43	449
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	126	908
Aurora Innovation, Inc.* (Software)	877	4,556
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	87	1,346
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	43	803
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	49	228
AvePoint, Inc.* (Software)	119	1,445
Aviat Networks, Inc.* (Communications Equipment)	11	225
Avid Bioservices, Inc.* (Biotechnology)	58	578
Avidity Biosciences, Inc.* (Biotechnology)	101	4,268
AvidXchange Holdings, Inc.* (Financial Services)	163	1,343
Avient Corp. (Chemicals)	85	3,962
Avista Corp. (Multi-Utilities)	73	2,736
Avita Medical, Inc.* (Biotechnology)	24	242
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	31	2,645
Axogen, Inc.* (Health Care Equipment & Supplies)	40	560
Axonics, Inc.* (Health Care Equipment & Supplies)	48	3,374
Axos Financial, Inc.* (Banks)	51	3,454
Axsome Therapeutics, Inc.* (Pharmaceuticals)	34	3,026
AZZ, Inc. (Building Products)	27	2,057
B Riley Financial, Inc. (Capital Markets)	19	112
B&G Foods, Inc. (Food Products)	73	622
Backblaze, Inc.* - Class A (IT Services)	37	267
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	28	5,600
Balchem Corp. (Chemicals)	30	5,020
Bally's Corp.* (Hotels, Restaurants & Leisure)	22	384
Banc of California, Inc. (Banks)	130	1,997
BancFirst Corp. (Banks)	19	2,065
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	26	831
Bandwidth, Inc.* - Class A (Diversified Telecommunication Services)	23	449
Bank First Corp. (Banks)	9	828
Bank of Hawaii Corp. (Banks)	37	2,673
Bank of Marin Bancorp (Banks)	15	333
Bank7 Corp. (Banks)	4	168
BankUnited, Inc. (Banks)	70	2,474
Bankwell Financial Group, Inc. (Banks)	6	171
Banner Corp. (Banks)	32	2,049
Bar Harbor Bankshares (Banks)	14	450
BARK, Inc.* (Specialty Retail)	124	180
Barnes Group, Inc. (Machinery)	43	2,011
Barrett Business Services, Inc. (Professional Services)	24	869
BayCom Corp. (Banks)	10	249
BCB Bancorp, Inc. (Banks)	14	170
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	60	5,524
Beam Therapeutics, Inc.* (Biotechnology)	72	1,578
Beazer Homes USA, Inc.* (Household Durables)	28	861
Bel Fuse, Inc. - Class A (Electronic Equipment, Instruments & Components)	2	203
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	10	754
Belden, Inc. (Electronic Equipment, Instruments & Components)	38	4,327
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	33	1,429
Berkshire Hills Bancorp, Inc. (Banks)	40	1,089
Berry Corp. (Oil, Gas & Consumable Fuels)	72	361
Beyond Meat, Inc.*(a) (Food Products)	56	341
Beyond, Inc.* (Specialty Retail)	43	276
BGC Group, Inc. - Class A (Capital Markets)	341	3,195
BigBear.ai Holdings, Inc.* (IT Services)	95	151
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	66	346

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	1		$170
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	194		1,554
Biohaven, Ltd.* (Biotechnology)	70		3,483
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	34		795
Biomea Fusion, Inc.* (Biotechnology)	26		244
Biote Corp.* - Class A (Pharmaceuticals)	25		128
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	35		475
Bit Digital, Inc.* (Software)	112		427
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	18		668
Black Diamond Therapeutics, Inc.* (Biotechnology)	37		101
Black Hills Corp. (Multi-Utilities)	64		3,788
Blackbaud, Inc.* (Software)	39		2,945
BlackLine, Inc.* (Software)	54		2,990
BlackSky Technology, Inc.* (Professional Services)	13		82
Blackstone Mortgage Trust, Inc. - Class A (Mortgage REITs)	163		2,968
Blade Air Mobility, Inc.* (Passenger Airlines)	54		194
Blend Labs, Inc.* - Class A (Software)	216		784
Blink Charging Co.* (Electrical Equipment)	90		178
Bloom Energy Corp.*(a) - Class A (Electrical Equipment)	186		1,786
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	74		1,228
Blue Bird Corp.* (Machinery)	30		1,263
Blue Foundry Bancorp* (Banks)	19		187
Bluebird Bio, Inc.* (Biotechnology)	179		83
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	8		876
Blueprint Medicines Corp.* (Biotechnology)	59		5,163
Bluerock Homes Trust, Inc. (Residential REITs)	–	†	2
Boise Cascade Co. (Trading Companies & Distributors)	37		4,922
Boot Barn Holdings, Inc.* (Specialty Retail)	28		3,487
Borr Drilling, Ltd. (Energy Equipment & Services)	222		930
Boston Omaha Corp.* - Class A (Media)	23		339
Boundless Bio, Inc.* (Biotechnology)	6		18
Bowhead Specialty Holdings, Inc.* (Insurance)	7		204
Bowman Consulting Group, Ltd.* (Construction & Engineering)	12		244
Box, Inc.* - Class A (Software)	132		4,192
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	62		177
Brandywine Realty Trust (Office REITs)	159		806
Braze, Inc.* - Class A (Software)	62		1,951
BRC, Inc.* - Class A (Food Products)	50		157
Bread Financial Holdings, Inc. (Consumer Finance)	47		2,343
Bridgebio Pharma, Inc.* (Biotechnology)	132		3,090
Bridger Aerospace Group Holdings, Inc.* (Commercial Services & Supplies)	9		30
Bridgewater Bancshares, Inc.* (Banks)	19		277
Brightsphere Investment Group, Inc. (Capital Markets)	26		686
BrightSpire Capital, Inc. (Mortgage REITs)	121		736
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	50		749
BrightView Holdings, Inc.* (Commercial Services & Supplies)	54		885
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	41		4,211
Bristow Group, Inc.* (Energy Equipment & Services)	23		763
Broadstone Net Lease, Inc. (Diversified REITs)	177		3,113
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	179		1,122
Brookfield Business Corp. - Class A (Industrial Conglomerates)	24		571
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	112		4,601
Brookline Bancorp, Inc. (Banks)	83		934
BRT Apartments Corp. (Residential REITs)	11		179
Build-A-Bear Workshop, Inc. (Specialty Retail)	12		457
Bumble, Inc.* - Class A (Interactive Media & Services)	90		637
Burford Capital, Ltd. (Financial Services)	188		2,538
Burke & Herbert Financial Services Corp. (Banks)	13		823
Business First Bancshares, Inc. (Banks)	23		602
Byline Bancorp, Inc. (Banks)	29		780
Byrna Technologies, Inc.* (Aerospace & Defense)	16		231
C3.ai, Inc.* - Class A (Software)	79		1,946
C4 Therapeutics, Inc.* (Biotechnology)	55		293
Cabaletta Bio, Inc.* (Biotechnology)	42		149
Cable One, Inc. (Media)	5		1,708
Cabot Corp. (Chemicals)	51		5,498
Cactus, Inc. - Class A (Energy Equipment & Services)	61		3,617
Cadence Bank (Banks)	171		5,716
Cadiz, Inc.* (Water Utilities)	39		119
Cadre Holdings, Inc. (Aerospace & Defense)	24		834
Caesarstone, Ltd.* (Building Products)	19		77
Calavo Growers, Inc. (Food Products)	16		425
Caledonia Mining Corp. PLC (Metals & Mining)	15		224
Caleres, Inc. (Specialty Retail)	32		955
California BanCorp* (Banks)	23		335
California Resources Corp. (Oil, Gas & Consumable Fuels)	65		3,378
California Water Service Group (Water Utilities)	54		2,806
Calix, Inc.* (Communications Equipment)	55		1,945
Cal-Maine Foods, Inc. (Food Products)	38		3,336
Camden National Corp. (Banks)	14		587
Camping World Holdings, Inc. - Class A (Specialty Retail)	40		802
Candel Therapeutics, Inc.* (Biotechnology)	19		100
Cannae Holdings, Inc. (Financial Services)	53		1,052
Canoo, Inc.* (Automobiles)	61		46
Cantaloupe, Inc.* (Financial Services)	55		487
Capital Bancorp, Inc. (Banks)	9		227
Capital City Bank Group, Inc. (Banks)	13		455
Capitol Federal Financial, Inc. (Banks)	116		748
Capricor Therapeutics, Inc.* (Biotechnology)	24		482
Cardiff Oncology, Inc.* (Biotechnology)	37		115

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Cardlytics, Inc.* (Media)	38	$164
CareDx, Inc.* (Biotechnology)	47	1,040
CareTrust REIT, Inc. (Health Care REITs)	134	4,378
Cargo Therapeutics, Inc.* (Biotechnology)	32	624
Cargurus, Inc.* (Interactive Media & Services)	83	2,574
Caribou Biosciences, Inc.* (Biotechnology)	77	151
Carpenter Technology Corp. (Metals & Mining)	45	6,727
Carriage Services, Inc. (Diversified Consumer Services)	13	486
Cars.com, Inc.* (Interactive Media & Services)	62	991
Carter Bankshares, Inc.* (Banks)	21	386
Cartesian Therapeutics, Inc.*(a) (Biotechnology)	7	139
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	58	5,677
Cass Information Systems, Inc. (Financial Services)	13	538
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	38	981
Castle Biosciences, Inc.* (Health Care Providers & Services)	24	832
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	105	2,289
Cathay General Bancorp (Banks)	65	2,989
Cavco Industries, Inc.* (Household Durables)	8	3,278
CBIZ, Inc.* (Professional Services)	45	3,102
CBL & Associates Properties, Inc. (Retail REITs)	21	555
CECO Environmental Corp.* (Commercial Services & Supplies)	27	643
Celcuity, Inc.* (Biotechnology)	25	388
Celldex Therapeutics, Inc.* (Biotechnology)	60	1,564
Centerspace (Residential REITs)	14	975
Central Garden & Pet Co.* (Household Products)	9	309
Central Garden & Pet Co.* - Class A (Household Products)	49	1,428
Central Pacific Financial Corp. (Banks)	25	674
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	13	1,350
Centuri Holdings, Inc.* (Construction & Engineering)	13	244
Century Aluminum Co.* (Metals & Mining)	49	865
Century Communities, Inc. (Household Durables)	26	2,305
Century Therapeutics, Inc.* (Biotechnology)	44	51
Cerence, Inc.* (Software)	39	119
Cerus Corp.* (Health Care Equipment & Supplies)	169	265
CervoMed, Inc.* (Biotechnology)	5	68
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	22	513
CG oncology, Inc.* (Biotechnology)	44	1,563
Champion Homes, Inc.* (Household Durables)	50	4,412
ChampionX Corp. (Energy Equipment & Services)	179	5,051
ChargePoint Holdings, Inc.* (Electrical Equipment)	364	437
Chart Industries, Inc.* (Machinery)	40	4,829
Chatham Lodging Trust (Hotel & Resort REITs)	45	356
Chegg, Inc.* (Diversified Consumer Services)	93	149
Chemung Financial Corp. (Banks)	3	143
Chesapeake Utilities Corp. (Gas Utilities)	21	2,516
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	16	242
Chimera Investment Corp. (Mortgage REITs)	75	1,133
ChoiceOne Financial Services, Inc. (Banks)	8	265
ChromaDex Corp.* (Life Sciences Tools & Services)	46	161
Cibus, Inc.* (Biotechnology)	14	56
Cimpress PLC* (Commercial Services & Supplies)	16	1,104
Cinemark Holdings, Inc.* (Entertainment)	103	3,064
Cipher Mining, Inc.* (Software)	169	833
Citi Trends, Inc.* (Specialty Retail)	6	113
Citizens & Northern Corp. (Banks)	14	265
Citizens Financial Services, Inc. (Banks)	4	233
City Holding Co. (Banks)	14	1,632
City Office REIT, Inc. (Office REITs)	37	189
Civista Bancshares, Inc. (Banks)	14	285
Claros Mortgage Trust, Inc. (Mortgage REITs)	81	509
Clarus Corp. (Leisure Products)	29	122
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	160	453
Cleanspark, Inc.* (Software)	214	2,271
Clear Channel Outdoor Holdings, Inc.* (Media)	330	485
Clear Secure, Inc. - Class A (Software)	82	3,016
Clearfield, Inc.* (Communications Equipment)	11	395
Clearwater Analytics Holdings, Inc.* - Class A (Software)	142	3,708
Clearwater Paper Corp.* (Paper & Forest Products)	15	378
Climb Bio, Inc.* (Biotechnology)	28	107
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	4	410
Clipper Realty, Inc. (Residential REITs)	11	72
CNB Financial Corp. (Banks)	19	482
CNO Financial Group, Inc. (Insurance)	99	3,406
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	138	4,696
Coastal Financial Corp.* (Banks)	11	693
Codexis, Inc.* (Life Sciences Tools & Services)	65	204
Coeur Mining, Inc.* (Metals & Mining)	370	2,383
Cogent Biosciences, Inc.* (Biotechnology)	86	988
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	41	3,291
Cohen & Steers, Inc. (Capital Markets)	26	2,568
Coherus Biosciences, Inc.* (Biotechnology)	104	77
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	43	1,072
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	30	1,024
Colony Bankcorp, Inc. (Banks)	16	243
Columbia Financial, Inc.* (Banks)	26	444
Columbus McKinnon Corp. (Machinery)	27	859
Commercial Metals Co. (Metals & Mining)	108	5,809
Commercial Vehicle Group, Inc.* (Machinery)	31	90

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
CommScope Holding Co., Inc.* (Communications Equipment)	198	$1,333
Community Financial System, Inc. (Banks)	49	2,996
Community Health Systems, Inc.* (Health Care Providers & Services)	118	478
Community Healthcare Trust, Inc. (Health Care REITs)	25	469
Community Trust Bancorp, Inc. (Banks)	14	725
Community West Bancshares (Banks)	16	300
Commvault Systems, Inc.* (Software)	41	6,403
Compass Diversified Holdings (Financial Services)	62	1,345
Compass Minerals International, Inc. (Metals & Mining)	32	394
Compass Therapeutics, Inc.* (Biotechnology)	96	157
Compass, Inc.* - Class A (Real Estate Management & Development)	355	2,254
CompoSecure, Inc. - Class A (Technology Hardware, Storage & Peripherals)	23	348
CompX International, Inc. (Commercial Services & Supplies)	1	28
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	87	1,006
Concentra Group Holdings Parent, Inc.* (Health Care Providers & Services)	21	426
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	22	122
Conduent, Inc.* (Professional Services)	148	533
Conduit Pharmaceuticals, Inc.* (Life Sciences Tools & Services)	22	2
CONMED Corp. (Health Care Equipment & Supplies)	29	1,979
ConnectOne Bancorp, Inc. (Banks)	34	824
Consensus Cloud Solutions, Inc.* (Software)	17	377
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	27	2,995
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	72	334
Consolidated Water Co., Ltd. (Water Utilities)	14	333
Constellium SE* (Metals & Mining)	121	1,343
Construction Partners, Inc.* - Class A (Construction & Engineering)	40	3,149
Consumer Portfolio Services, Inc.* (Consumer Finance)	8	80
Contango ORE, Inc.* (Metals & Mining)	10	215
Contineum Therapeutics, Inc.* - Class A (Pharmaceuticals)	5	84
Cooper-Standard Holdings, Inc.* (Automobile Components)	16	201
COPT Defense Properties (Office REITs)	105	3,381
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	10	160
Corcept Therapeutics, Inc.* (Pharmaceuticals)	76	3,721
Core Laboratories, Inc. (Energy Equipment & Services)	44	832
Core Molding Technologies, Inc.* (Chemicals)	7	105
Core Scientific, Inc.* (IT Services)	167	2,219
CoreCivic, Inc.* (Commercial Services & Supplies)	103	1,422
CorMedix, Inc.* (Pharmaceuticals)	51	513
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	42	269
CorVel Corp.* (Health Care Providers & Services)	8	2,383
Costamare, Inc. (Marine Transportation)	40	544
Couchbase, Inc.* (IT Services)	36	579
Coursera, Inc.* (Diversified Consumer Services)	129	897
Covenant Logistics Group, Inc. (Ground Transportation)	8	405
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	5	108
CRA International, Inc. (Professional Services)	6	1,093
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	21	999
Crawford & Co. - Class A (Insurance)	14	156
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	121	4,562
Crescent Energy Co. - Class A (Oil, Gas & Consumable Fuels)	134	1,666
Cricut, Inc. - Class A (Household Durables)	44	290
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	82	4,589
Critical Metals Corp.* (Metals & Mining)	7	43
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	30	342
CrossFirst Bankshares, Inc.* (Banks)	43	675
CryoPort, Inc.* (Life Sciences Tools & Services)	41	273
CS Disco, Inc.* (Software)	27	159
CSG Systems International, Inc. (Professional Services)	28	1,305
CSW Industrials, Inc. (Building Products)	16	5,650
CTO Realty Growth, Inc. (Diversified REITs)	21	406
CTS Corp. (Electronic Equipment, Instruments & Components)	28	1,386
Cullinan Therapeutics, Inc.* (Biotechnology)	48	746
Curbline Properties Corp.* (Retail REITs)	88	1,991
Cushman & Wakefield PLC* (Real Estate Management & Development)	214	2,900
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	48	196
Customers Bancorp, Inc.* (Banks)	28	1,292
CVB Financial Corp. (Banks)	124	2,409
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	32	509
CVRx, Inc.* (Health Care Equipment & Supplies)	12	157
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	114	564
Cytokinetics, Inc.* (Biotechnology)	107	5,457
Daily Journal Corp.* (Media)	1	485
Dakota Gold Corp.* (Metals & Mining)	63	138
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	35	456
Dana, Inc. (Automobile Components)	122	936
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	30	1,108
Dave, Inc.* (Software)	7	270
Day One Biopharmaceuticals, Inc.* (Biotechnology)	49	721
Definitive Healthcare Corp.* (Health Care Technology)	50	208

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	59	$925
Deluxe Corp. (Commercial Services & Supplies)	41	769
Denali Therapeutics, Inc.* (Biotechnology)	116	3,011
Denny's Corp.* (Hotels, Restaurants & Leisure)	47	301
Design Therapeutics, Inc.* (Biotechnology)	29	152
Designer Brands, Inc. - Class A (Specialty Retail)	40	208
Despegar.com Corp.* (Hotels, Restaurants & Leisure)	58	838
Destination XL Group, Inc.* (Specialty Retail)	50	134
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	126	1,300
Diamond Hill Investment Group, Inc. (Capital Markets)	2	302
DiamondRock Hospitality Co. (Hotel & Resort REITs)	197	1,688
Dianthus Therapeutics, Inc.* (Biotechnology)	22	613
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	24	1,110
Digi International, Inc.* (Communications Equipment)	33	956
Digimarc Corp.* (Software)	14	434
Digital Turbine, Inc.* (Software)	90	288
DigitalBridge Group, Inc. (Real Estate Management & Development)	149	2,338
DigitalOcean Holdings, Inc.* (IT Services)	61	2,414
Dime Community Bancshares, Inc. (Banks)	33	992
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	14	426
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	43	2,515
Disc Medicine, Inc.* (Biotechnology)	18	807
Distribution Solutions Group, Inc.* (Building Products)	10	385
Diversified Energy Co. PLC (Oil, Gas & Consumable Fuels)	44	528
Diversified Healthcare Trust (Health Care REITs)	205	732
DLH Holdings Corp.* (Professional Services)	8	65
DMC Global, Inc.* (Energy Equipment & Services)	18	182
DNOW, Inc.* (Trading Companies & Distributors)	99	1,171
DocGo, Inc.* (Health Care Providers & Services)	95	333
Dole PLC (Food Products)	70	1,131
Domo, Inc.* - Class B (Software)	32	254
Donegal Group, Inc. - Class A (Insurance)	14	212
Donnelley Financial Solutions, Inc.* (Capital Markets)	24	1,400
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	34	981
Dorman Products, Inc.* (Automobile Components)	25	2,850
Douglas Dynamics, Inc. (Machinery)	21	476
Douglas Emmett, Inc. (Office REITs)	151	2,686
Dream Finders Homes, Inc.* - Class A (Household Durables)	26	776
Drilling Tools International Corp.* (Energy Equipment & Services)	11	37
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	56	832
Ducommun, Inc.* (Aerospace & Defense)	13	764
D-Wave Quantum, Inc.* (Software)	82	87
DXP Enterprises, Inc.* (Trading Companies & Distributors)	12	589
Dycom Industries, Inc.* (Construction & Engineering)	27	4,707
Dynavax Technologies Corp.* (Biotechnology)	123	1,458
Dyne Therapeutics, Inc.* (Biotechnology)	76	2,193
Dynex Capital, Inc. (Mortgage REITs)	70	855
E2open Parent Holdings, Inc.* (Software)	192	563
Eagle Bancorp, Inc. (Banks)	28	734
Easterly Government Properties, Inc. (Office REITs)	91	1,234
Eastern Bankshares, Inc. (Banks)	181	2,956
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	57	269
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	114	2,857
Ecovyst, Inc.* (Chemicals)	109	726
Edgewell Personal Care Co. (Personal Care Products)	46	1,608
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	68	2,283
Editas Medicine, Inc.* (Biotechnology)	78	226
eGain Corp.* (Software)	18	89
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	24	293
Elevation Oncology, Inc.* (Biotechnology)	49	28
Ellington Financial, Inc. (Mortgage REITs)	77	931
Elme Communities (Residential REITs)	82	1,383
Embecta Corp. (Health Care Equipment & Supplies)	54	760
Emerald Holding, Inc. (Media)	14	55
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	13	67
Empire State Realty Trust, Inc. (Diversified REITs)	126	1,336
Employers Holdings, Inc. (Insurance)	23	1,121
Enact Holdings, Inc. (Financial Services)	27	920
Enanta Pharmaceuticals, Inc.* (Biotechnology)	19	214
Encore Capital Group, Inc.* (Consumer Finance)	22	1,005
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	170	665
Energizer Holdings, Inc. (Household Products)	67	2,149
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	173	1,041
Energy Recovery, Inc.* (Machinery)	53	947
Energy Vault Holdings, Inc.* (Electrical Equipment)	97	181
Enerpac Tool Group Corp. (Machinery)	51	2,250
EnerSys (Electrical Equipment)	37	3,584
Enfusion, Inc.* - Class A (Software)	46	410
Enhabit, Inc.* (Health Care Providers & Services)	47	324
Enliven Therapeutics, Inc.* (Pharmaceuticals)	33	919
Ennis, Inc. (Commercial Services & Supplies)	24	489

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Enova International, Inc.* (Consumer Finance)	24	$2,086
Enovix Corp.*(a) (Electrical Equipment)	144	1,297
Enpro, Inc. (Machinery)	20	2,912
Enstar Group, Ltd.* (Insurance)	12	3,870
Enterprise Bancorp, Inc. (Banks)	9	289
Enterprise Financial Services Corp. (Banks)	35	1,845
Entrada Therapeutics, Inc.* (Biotechnology)	23	394
Entravision Communications Corp. - Class A (Media)	58	135
Envestnet, Inc.* (Software)	47	2,951
Enviri Corp.* (Commercial Services & Supplies)	74	567
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	25	2,224
Equity Bancshares, Inc. - Class A (Banks)	13	552
Equity Commonwealth* (Office REITs)	99	1,959
Erasca, Inc.* (Biotechnology)	166	430
Escalade, Inc. (Leisure Products)	9	117
ESCO Technologies, Inc. (Machinery)	24	3,013
Esperion Therapeutics, Inc.* (Pharmaceuticals)	177	361
Esquire Financial Holdings, Inc. (Banks)	7	466
ESSA Bancorp, Inc. (Banks)	8	151
Essent Group, Ltd. (Financial Services)	98	5,882
Essential Properties Realty Trust, Inc. (Diversified REITs)	164	5,198
Ethan Allen Interiors, Inc. (Household Durables)	21	581
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	32	230
Eve Holding, Inc.* (Aerospace & Defense)	28	86
Eventbrite, Inc.* - Class A (Interactive Media & Services)	75	240
EverCommerce, Inc.* (Software)	20	210
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	74	986
EverQuote, Inc.* - Class A (Interactive Media & Services)	24	432
Everspin Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	18	111
EVERTEC, Inc. (Financial Services)	60	1,966
EVgo, Inc.* (Specialty Retail)	94	737
EVI Industries, Inc. (Trading Companies & Distributors)	5	99
Evolent Health, Inc.* - Class A (Health Care Technology)	108	2,522
Evolus, Inc.* (Pharmaceuticals)	52	849
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	29	149
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	122	262
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	16	382
ExlService Holdings, Inc.* (Professional Services)	147	6,124
eXp World Holdings, Inc. (Real Estate Management & Development)	77	1,026
Exponent, Inc. (Professional Services)	47	4,435
Expro Group Holdings N.V.* (Energy Equipment & Services)	89	1,135
Extreme Networks, Inc.* (Communications Equipment)	118	1,762
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	47	553
F&G Annuities & Life, Inc. (Insurance)	17	682
Fabrinet* (Electronic Equipment, Instruments & Components)	34	8,192
Farmers & Merchants Bancorp, Inc. (Banks)	12	325
Farmers National Banc Corp. (Banks)	34	468
Farmland Partners, Inc. (Specialized REITs)	41	480
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	18	316
Fastly, Inc.* - Class A (IT Services)	121	875
Fate Therapeutics, Inc.* (Biotechnology)	94	223
FB Financial Corp. (Banks)	33	1,624
Federal Agricultural Mortgage Corp. - Class C (Financial Services)	9	1,649
Federal Signal Corp. (Machinery)	56	4,568
Fennec Pharmaceuticals, Inc.* (Biotechnology)	22	96
Fibrobiologics, Inc.* (Biotechnology)	26	79
Fidelis Insurance Holdings, Ltd. (Insurance)	49	846
Fidelity D&D Bancorp, Inc. (Banks)	4	210
Figs, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	122	763
Financial Institutions, Inc. (Banks)	14	336
First Advantage Corp.* (Professional Services)	48	870
First Bancorp (Banks)	37	1,543
First BanCorp (Banks)	152	2,931
First Bank/Hamilton NJ (Banks)	20	283
First Busey Corp. (Banks)	50	1,216
First Business Financial Services, Inc. (Banks)	7	300
First Commonwealth Financial Corp. (Banks)	95	1,562
First Community Bankshares, Inc. (Banks)	16	663
First Financial Bancorp (Banks)	88	2,251
First Financial Bankshares, Inc. (Banks)	122	4,409
First Financial Corp. (Banks)	11	473
First Financial Northwest, Inc. (Banks)	7	158
First Foundation, Inc. (Banks)	59	397
First Internet Bancorp (Banks)	8	280
First Interstate BancSystem, Inc. - Class A (Banks)	74	2,279
First Merchants Corp. (Banks)	55	2,038
First Mid Bancshares, Inc. (Banks)	21	801
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	28	476
First Western Financial, Inc.* (Banks)	8	152
FirstCash Holdings, Inc. (Consumer Finance)	36	3,725
FiscalNote Holdings, Inc.* (Professional Services)	56	51
Five Star Bancorp (Banks)	16	481
Flagstar Financial, Inc. (Banks)	238	2,409
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	29	711
Flexsteel Industries, Inc. (Household Durables)	4	233
Fluence Energy, Inc.* (Electrical Equipment)	57	1,240
Fluor Corp.* (Construction & Engineering)	160	8,364
Flushing Financial Corp. (Banks)	26	408
Flywire Corp.* (Financial Services)	113	1,968
Foghorn Therapeutics, Inc.* (Biotechnology)	24	183

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Foot Locker, Inc.* (Specialty Retail)	78	$1,809
Forafric Global PLC* (Food Products)	5	51
Forestar Group, Inc.* (Real Estate Management & Development)	18	568
Forge Global Holdings, Inc.* (Capital Markets)	107	124
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	73	2,773
Forrester Research, Inc.* (Professional Services)	11	161
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	11	154
Forward Air Corp. (Air Freight & Logistics)	23	813
Four Corners Property Trust, Inc. (Specialized REITs)	86	2,370
Fox Factory Holding Corp.* (Automobile Components)	40	1,440
Fractyl Health, Inc.* (Health Care Equipment & Supplies)	32	90
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	77	1,002
Franklin Covey Co.* (Professional Services)	11	438
Franklin Electric Co., Inc. (Machinery)	42	4,020
Franklin Street Properties Corp. (Office REITs)	91	161
Fresh Del Monte Produce, Inc. (Food Products)	32	1,028
Freshworks, Inc.* - Class A (Software)	194	2,270
Freyr Battery, Inc.* (Electrical Equipment)	105	102
Frontdoor, Inc.* (Diversified Consumer Services)	74	3,677
Frontier Group Holdings, Inc.* (Passenger Airlines)	39	237
FRP Holdings, Inc.* (Real Estate Management & Development)	12	348
FS Bancorp, Inc. (Banks)	6	263
FTAI Aviation, Ltd. (Trading Companies & Distributors)	95	12,772
FTAI Infrastructure, Inc. (Ground Transportation)	94	759
fuboTV, Inc.* (Interactive Media & Services)	275	479
FuelCell Energy, Inc.* (Electrical Equipment)	467	161
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	58	183
Fulgent Genetics, Inc.* (Health Care Providers & Services)	19	408
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	31	158
Fulton Financial Corp. (Banks)	170	3,079
Funko, Inc.* - Class A (Leisure Products)	29	343
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	24	145
FVCBankcorp, Inc.* (Banks)	15	195
Galectin Therapeutics, Inc.* (Biotechnology)	19	47
Gambling.com Group, Ltd.* (Media)	16	154
Gannett Co., Inc.* (Media)	133	624
GATX Corp. (Trading Companies & Distributors)	33	4,546
GCM Grosvenor, Inc. - Class A (Capital Markets)	40	462
GCT Semiconductor Holding, Inc.* (Semiconductors & Semiconductor Equipment)	7	16
Genco Shipping & Trading, Ltd. (Marine Transportation)	40	630
Gencor Industries, Inc.* (Machinery)	10	199
GeneDx Holdings Corp.* (Health Care Providers & Services)	12	980
Generation Bio Co.* (Biotechnology)	46	100
Genesco, Inc.* (Specialty Retail)	10	256
Genie Energy, Ltd. - Class B (Electric Utilities)	12	189
Gentherm, Inc.* (Automobile Components)	29	1,217
Genworth Financial, Inc.* (Insurance)	403	2,716
Geospace Technologies Corp.* (Energy Equipment & Services)	12	134
German American Bancorp, Inc. (Banks)	27	1,093
Geron Corp.* (Biotechnology)	545	2,240
Getty Images Holdings, Inc.* (Interactive Media & Services)	94	390
Getty Realty Corp. (Retail REITs)	46	1,444
Gibraltar Industries, Inc.* (Building Products)	29	1,957
GigaCloud Technology, Inc.* - Class A (Distributors)	22	501
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	38	1,151
Glacier Bancorp, Inc. (Banks)	107	5,580
Gladstone Commercial Corp. (Diversified REITs)	38	598
Gladstone Land Corp. (Specialized REITs)	31	404
Glaukos Corp.* (Health Care Equipment & Supplies)	46	6,084
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	118	900
Global Industrial Co. (Trading Companies & Distributors)	13	345
Global Medical REIT, Inc. (Health Care REITs)	57	518
Global Net Lease, Inc. (Diversified REITs)	188	1,465
Global Water Resources, Inc. (Water Utilities)	11	137
Globalstar, Inc.* (Diversified Telecommunication Services)	683	717
GMS, Inc.* (Trading Companies & Distributors)	37	3,326
Gogo, Inc.* (Wireless Telecommunication Services)	61	400
GoHealth, Inc.* - Class A (Insurance)	4	45
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	93	3,372
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	19	558
Golden Matrix Group, Inc.* (Entertainment)	19	48
Golden Ocean Group, Ltd. (Marine Transportation)	114	1,222
Goosehead Insurance, Inc.* - Class A (Insurance)	21	2,287
GoPro, Inc.* - Class A (Household Durables)	117	158
GrafTech International, Ltd.* (Electrical Equipment)	242	411
Graham Corp.* (Machinery)	10	280
Graham Holdings Co. - Class B (Diversified Consumer Services)	3	2,530
Granite Construction, Inc. (Construction & Engineering)	41	3,446
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	47	140
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	49	291
Gray Television, Inc. (Media)	80	457

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	62	$709
Great Southern Bancorp, Inc. (Banks)	8	454
Green Brick Partners, Inc.* (Household Durables)	29	2,001
Green Dot Corp.* - Class A (Consumer Finance)	50	568
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	60	734
Greene County Bancorp, Inc. (Banks)	7	196
Greenlight Capital Re, Ltd.* - Class A (Insurance)	26	350
Greenwich Lifesciences, Inc.* (Biotechnology)	6	81
Greif, Inc. - Class A (Containers & Packaging)	23	1,436
Greif, Inc. - Class B (Containers & Packaging)	5	335
Grid Dynamics Holdings, Inc.* (IT Services)	53	844
Griffon Corp. (Building Products)	35	2,201
Grindr, Inc.* (Interactive Media & Services)	23	308
Group 1 Automotive, Inc. (Specialty Retail)	12	4,372
Groupon, Inc.* (Broadline Retail)	22	226
GrowGeneration Corp.* (Specialty Retail)	54	111
Guaranty Bancshares, Inc. (Banks)	7	230
Guardant Health, Inc.* (Health Care Providers & Services)	111	2,429
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	12	1,661
Gyre Therapeutics, Inc.* (Biotechnology)	7	100
H&E Equipment Services, Inc. (Trading Companies & Distributors)	30	1,568
H.B. Fuller Co. (Chemicals)	51	3,732
Haemonetics Corp.* (Health Care Equipment & Supplies)	47	3,345
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	24	238
Halozyme Therapeutics, Inc.* (Biotechnology)	117	5,917
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	8	221
Hamilton Insurance Group, Ltd.* - Class B (Insurance)	37	645
Hamilton Lane, Inc. - Class A (Capital Markets)	36	6,467
Hancock Whitney Corp. (Banks)	81	4,218
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	331	2,300
Hanmi Financial Corp. (Banks)	28	640
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	105	3,675
HarborOne Bancorp, Inc. (Banks)	36	427
Harmonic, Inc.* (Communications Equipment)	103	1,142
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	28	900
Harrow, Inc.* (Pharmaceuticals)	29	1,307
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	38	89
Haverty Furniture Cos., Inc. (Specialty Retail)	13	288
Hawaiian Electric Industries, Inc.* (Electric Utilities)	154	1,582
Hawkins, Inc. (Chemicals)	18	1,924
Haynes International, Inc. (Metals & Mining)	12	724
HBT Financial, Inc. (Banks)	12	256
HCI Group, Inc. (Insurance)	8	906
Health Catalyst, Inc.* (Health Care Technology)	55	427
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	69	757
HealthEquity, Inc.* (Health Care Providers & Services)	79	6,734
HealthStream, Inc. (Health Care Technology)	23	672
Heartland Express, Inc. (Ground Transportation)	44	475
Heartland Financial USA, Inc. (Banks)	40	2,380
Hecla Mining Co. (Metals & Mining)	550	3,570
Heidrick & Struggles International, Inc. (Professional Services)	19	742
Helen of Troy, Ltd.* (Household Durables)	21	1,337
Helios Technologies, Inc. (Machinery)	31	1,430
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	135	1,249
Helmerich & Payne, Inc. (Energy Equipment & Services)	91	3,058
Herbalife, Ltd.* (Personal Care Products)	94	710
Herc Holdings, Inc. (Trading Companies & Distributors)	26	5,438
Heritage Commerce Corp. (Banks)	56	544
Heritage Financial Corp. (Banks)	32	736
Heritage Insurance Holdings, Inc.* (Insurance)	21	217
Heron Therapeutics, Inc.* (Biotechnology)	110	191
Hertz Global Holdings, Inc.* (Ground Transportation)	115	320
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	37	127
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	14	179
Hillenbrand, Inc. (Machinery)	66	1,818
HilleVax, Inc.* (Biotechnology)	30	54
Hillman Solutions Corp.* (Machinery)	184	1,950
Hilltop Holdings, Inc. (Banks)	44	1,348
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	69	2,545
Himalaya Shipping, Ltd. (Marine Transportation)	28	184
Hims & Hers Health, Inc.* (Health Care Providers & Services)	178	3,352
Hingham Institution For Savings The (Banks)	1	254
Hippo Holdings, Inc.* (Insurance)	18	399
HireQuest, Inc. (Professional Services)	5	67
HNI Corp. (Commercial Services & Supplies)	44	2,168
Holley, Inc.* (Automobile Components)	44	114
Home Bancorp, Inc. (Banks)	7	330
Home BancShares, Inc. (Banks)	176	4,803
HomeStreet, Inc. (Banks)	17	154
HomeTrust Bancshares, Inc. (Banks)	14	464
Hooker Furnishings Corp. (Household Durables)	10	160
Hope Bancorp, Inc. (Banks)	109	1,351
Horace Mann Educators Corp. (Insurance)	39	1,452
Horizon Bancorp, Inc. (Banks)	41	657
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	5	880

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Hub Group, Inc. - Class A (Air Freight & Logistics)	57	$2,473
Hudson Pacific Properties, Inc. (Office REITs)	128	553
Hudson Technologies, Inc.* (Trading Companies & Distributors)	42	322
Humacyte, Inc.* (Biotechnology)	82	414
Huron Consulting Group, Inc.* (Professional Services)	16	1,852
Hut 8 Corp.* (Software)	76	1,200
Hyliion Holdings Corp.* (Machinery)	132	315
Hyster-Yale, Inc. (Machinery)	11	698
I3 Verticals, Inc.* - Class A (Financial Services)	21	483
i-80 Gold Corp.* (Metals & Mining)	297	312
IBEX Holdings, Ltd.* (Professional Services)	8	144
Ibotta, Inc.* - Class A (Media)	7	513
ICF International, Inc. (Professional Services)	17	2,866
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	31	845
ICU Medical, Inc.* (Health Care Equipment & Supplies)	20	3,415
Ideaya Biosciences, Inc.* (Biotechnology)	78	2,196
IDT Corp. - Class B (Diversified Telecommunication Services)	14	657
IES Holdings, Inc.* (Construction & Engineering)	8	1,749
IGM Biosciences, Inc.* (Biotechnology)	14	240
iHeartMedia, Inc.* - Class A (Media)	97	192
iLearningEngines Holdings, Inc.* (Software)	27	41
IMAX Corp.* (Entertainment)	40	972
Immersion Corp. (Technology Hardware, Storage & Peripherals)	28	236
ImmunityBio, Inc.*(a) (Biotechnology)	136	709
Immunome, Inc.* (Biotechnology)	48	551
Immunovant, Inc.* (Biotechnology)	54	1,580
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	21	3,990
Inari Medical, Inc.* (Health Care Equipment & Supplies)	50	2,420
Independence Realty Trust, Inc. (Residential REITs)	212	4,158
Independent Bank Corp. (Banks)	19	623
Independent Bank Corp. (Banks)	40	2,516
Independent Bank Group, Inc. (Banks)	34	1,984
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	154	510
Industrial Logistics Properties Trust (Industrial REITs)	61	216
Infinera Corp.*(a) (Communications Equipment)	190	1,277
Information Services Group, Inc. (IT Services)	33	101
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	19	118
Ingevity Corp.* (Chemicals)	34	1,421
Ingles Markets, Inc. - Class A (Consumer Staples Distribution & Retail)	14	894
Inhibrx Biosciences, Inc.* (Biotechnology)	11	176
Inmode, Ltd.* (Health Care Equipment & Supplies)	74	1,264
Inmune Bio, Inc.* (Biotechnology)	13	76
Innodata, Inc.* (Professional Services)	25	503
Innospec, Inc. (Chemicals)	23	2,479
Innovage Holding Corp.* (Health Care Providers & Services)	18	104
Innovative Industrial Properties, Inc. (Industrial REITs)	26	3,359
Innovex International, Inc.* (Energy Equipment & Services)	32	454
Innovid Corp.* (Media)	100	191
Innoviva, Inc.* (Pharmaceuticals)	52	1,017
Inogen, Inc.* (Health Care Equipment & Supplies)	22	192
Inovio Pharmaceuticals, Inc.* (Biotechnology)	24	127
Inozyme Pharma, Inc.* (Biotechnology)	48	206
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	26	4,548
Insmed, Inc.* (Biotechnology)	147	9,890
Insperity, Inc. (Professional Services)	34	2,678
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	21	200
Installed Building Products, Inc. (Household Durables)	22	4,772
Insteel Industries, Inc. (Building Products)	18	485
Instructure Holdings, Inc.* (Software)	21	494
Intapp, Inc.* (Software)	37	1,856
Integer Holdings Corp.* (Health Care Equipment & Supplies)	31	3,852
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	63	1,182
Integral Ad Science Holding Corp.* (Media)	68	805
Intellia Therapeutics, Inc.* (Biotechnology)	90	1,280
Inter Parfums, Inc. (Personal Care Products)	17	2,058
InterDigital, Inc. (Software)	24	3,611
Interface, Inc. (Commercial Services & Supplies)	54	943
International Bancshares Corp. (Banks)	51	3,124
International Game Technology PLC (Hotels, Restaurants & Leisure)	107	2,174
International Money Express, Inc.* (Financial Services)	30	528
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	38	1,655
Intrepid Potash, Inc.* (Chemicals)	10	251
Intuitive Machines, Inc.* (Aerospace & Defense)	27	211
InvenTrust Properties Corp. (Retail REITs)	64	1,885
Invesco Mortgage Capital, Inc. (Mortgage REITs)	46	371
Investar Holding Corp. (Banks)	9	188
Investors Title Co. (Insurance)	1	231
Invivyd, Inc.* (Biotechnology)	74	66
IonQ, Inc.*(a) (Technology Hardware, Storage & Peripherals)	186	2,795
Iovance Biotherapeutics, Inc.* (Biotechnology)	237	2,474
iRadimed Corp. (Health Care Equipment & Supplies)	8	394
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	29	2,101
iRobot Corp.* (Household Durables)	27	236
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	132	521
Ispire Technology, Inc.* (Tobacco)	18	101
iTeos Therapeutics, Inc.* (Biotechnology)	25	211

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Itron, Inc.* (Electronic Equipment, Instruments & Components)	43	$4,806
Ivanhoe Electric, Inc.* (Metals & Mining)	78	792
J & J Snack Foods Corp. (Food Products)	14	2,298
J Jill, Inc. (Specialty Retail)	5	120
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	18	887
Jackson Financial, Inc. - Class A (Financial Services)	72	7,197
JAKKS Pacific, Inc.* (Leisure Products)	7	221
James River Group Holdings, Ltd. (Insurance)	29	180
Jamf Holding Corp.* (Software)	77	1,281
Janus International Group, Inc.* (Building Products)	133	979
Janux Therapeutics, Inc.* (Biotechnology)	26	1,404
Jasper Therapeutics, Inc.* (Biotechnology)	11	233
JBG SMITH Properties (Office REITs)	78	1,326
JELD-WEN Holding, Inc.* (Building Products)	80	1,133
JetBlue Airways Corp.* (Passenger Airlines)	293	1,670
Joby Aviation, Inc.*(a) (Passenger Airlines)	376	1,805
John B Sanfilippo & Son, Inc. (Food Products)	8	660
John Bean Technologies Corp. (Machinery)	30	3,343
John Marshall Bancorp, Inc. (Banks)	12	256
John Wiley & Sons, Inc. - Class A (Media)	34	1,676
Johnson Outdoors, Inc. - Class A (Leisure Products)	4	126
Kadant, Inc. (Machinery)	11	3,664
Kaiser Aluminum Corp. (Metals & Mining)	15	1,114
Kaltura, Inc.* (Software)	90	114
KalVista Pharmaceuticals, Inc.* (Biotechnology)	36	370
Karat Packaging, Inc. (Trading Companies & Distributors)	6	160
KB Home (Household Durables)	63	4,946
Kearny Financial Corp. (Banks)	51	356
Kelly Services, Inc. - Class A (Professional Services)	29	580
Kennametal, Inc. (Machinery)	74	1,874
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	106	1,133
Keros Therapeutics, Inc.* (Biotechnology)	28	1,625
Kforce, Inc. (Professional Services)	17	982
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	23	409
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	36	1,752
Kingsway Financial Services, Inc.* (Insurance)	12	107
Kiniksa Pharmaceuticals International PLC* (Biotechnology)	35	791
Kite Realty Group Trust (Retail REITs)	203	5,211
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	55	637
Knife River Corp.* (Construction Materials)	53	5,158
Knowles Corp.* (Electronic Equipment, Instruments & Components)	81	1,403
Kodiak Gas Services, Inc. (Energy Equipment & Services)	19	606
Kodiak Sciences, Inc.* (Biotechnology)	31	118
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	52	4,452
Koppers Holdings, Inc. (Chemicals)	19	646
Korn Ferry (Professional Services)	49	3,462
Korro Bio, Inc.* (Biotechnology)	6	345
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	438	1,647
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	138	3,135
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	80	910
Kronos Worldwide, Inc. (Chemicals)	20	231
Krystal Biotech, Inc.* (Biotechnology)	23	3,968
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	51	2,288
Kura Oncology, Inc.* (Biotechnology)	68	1,137
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	6	599
Kymera Therapeutics, Inc.* (Biotechnology)	42	1,939
Kyverna Therapeutics, Inc.* (Biotechnology)	16	76
L B Foster Co.* - Class A (Machinery)	8	151
Ladder Capital Corp. (Mortgage REITs)	106	1,209
Lakeland Financial Corp. (Banks)	23	1,497
Lancaster Colony Corp. (Food Products)	18	3,125
Lands' End, Inc.* (Specialty Retail)	13	205
Landsea Homes Corp.* (Household Durables)	17	176
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	64	7,029
LanzaTech Global, Inc.* (Commercial Services & Supplies)	105	177
Larimar Therapeutics, Inc.* (Biotechnology)	39	321
Latham Group, Inc.* (Leisure Products)	38	247
Laureate Education, Inc. (Diversified Consumer Services)	126	2,165
La-Z-Boy, Inc. (Household Durables)	40	1,522
LCI Industries (Automobile Components)	23	2,559
LCNB Corp. (Banks)	12	188
Legacy Housing Corp.* (Household Durables)	10	248
Legalzoom.com, Inc.* (Professional Services)	129	926
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	19	1,679
Lemonade, Inc.* (Insurance)	48	1,141
LendingClub Corp.* (Consumer Finance)	102	1,446
LendingTree, Inc.* (Consumer Finance)	9	513
LENZ Therapeutics, Inc.* (Biotechnology)	12	324
Leonardo DRS, Inc.* (Aerospace & Defense)	69	2,075
Leslie's, Inc.* (Specialty Retail)	168	452
Lexeo Therapeutics, Inc.* (Biotechnology)	22	174
Lexicon Pharmaceuticals, Inc.*+ (Biotechnology)	108	211
LGI Homes, Inc.* (Household Durables)	20	2,031
Liberty Energy, Inc. (Energy Equipment & Services)	151	2,578
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	30	294
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	121	1,171
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	56	1,248
Life360, Inc.* (Software)	5	214
Lifecore Biomedical, Inc.* (Life Sciences Tools & Services)	21	119
LifeMD, Inc.* (Health Care Technology)	33	135

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
LifeStance Health Group, Inc.* (Health Care Providers & Services)	131	$879
Lifetime Brands, Inc. (Household Durables)	12	69
Lifeway Foods, Inc.* (Food Products)	4	106
Lifezone Metals, Ltd.* (Metals & Mining)	34	218
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	16	1,691
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	112	353
Limbach Holdings, Inc.* (Construction & Engineering)	10	760
Limoneira Co. (Food Products)	16	410
Lincoln Educational Services Corp.* (Diversified Consumer Services)	24	319
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	33	312
Lindsay Corp. (Machinery)	10	1,197
Lineage Cell Therapeutics, Inc.* (Biotechnology)	138	115
LINKBANCORP, Inc. (Banks)	21	150
Lions Gate Entertainment Corp.* - Class A (Entertainment)	56	442
Lions Gate Entertainment Corp.* - Class B (Entertainment)	117	825
Liquidia Corp.* (Pharmaceuticals)	54	586
Liquidity Services, Inc.* (Commercial Services & Supplies)	20	432
LivaNova PLC* (Health Care Equipment & Supplies)	51	2,633
Live Oak Bancshares, Inc. (Banks)	32	1,271
LiveOne, Inc.* (Entertainment)	70	48
LiveRamp Holdings, Inc.* (Software)	62	1,552
Livewire Group, Inc.* (Automobiles)	17	100
Logility Supply Chain Solutions, Inc. (Software)	29	306
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	30	1,792
LSB Industries, Inc.* (Chemicals)	50	410
LSI Industries, Inc. (Electrical Equipment)	26	425
LTC Properties, Inc. (Health Care REITs)	40	1,528
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	948	6,057
Luminar Technologies, Inc.*(a) (Automobile Components)	314	243
Luxfer Holdings PLC (Machinery)	26	373
LXP Industrial Trust (Industrial REITs)	272	2,568
Lyell Immunopharma, Inc.* (Biotechnology)	150	144
Lyra Therapeutics, Inc.* (Pharmaceuticals)	45	12
M/I Homes, Inc.* (Household Durables)	25	3,790
MacroGenics, Inc.* (Biotechnology)	58	212
Madison Square Garden Entertainment Corp.* (Entertainment)	37	1,543
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	16	4,149
Magnite, Inc.* (Media)	118	1,473
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	162	4,095
Maiden Holdings, Ltd.* (Insurance)	82	127
Malibu Boats, Inc.* - Class A (Leisure Products)	19	853
Mama's Creations, Inc.* (Food Products)	31	231
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	23	101
MannKind Corp.* (Biotechnology)	248	1,753
MARA Holdings, Inc.* (Software)	256	4,293
Maravai LifeSciences Holdings, Inc.* - Class A (Life Sciences Tools & Services)	103	763
Marcus & Millichap, Inc. (Real Estate Management & Development)	22	832
Marine Products Corp. (Leisure Products)	8	75
MarineMax, Inc.* (Specialty Retail)	20	583
MarketWise, Inc. (Capital Markets)	36	21
Marqeta, Inc.* - Class A (Financial Services)	437	2,473
Marten Transport, Ltd. (Ground Transportation)	54	836
Masterbrand, Inc.* (Building Products)	119	2,137
MasterCraft Boat Holdings, Inc.* (Leisure Products)	16	278
Materion Corp. (Metals & Mining)	19	1,931
Mativ Holdings, Inc. (Chemicals)	51	788
Matrix Service Co.* (Construction & Engineering)	25	281
Matson, Inc. (Marine Transportation)	32	4,956
Matterport, Inc.* (Software)	249	1,135
Matthews International Corp. - Class A (Commercial Services & Supplies)	28	652
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	7	154
MaxCyte, Inc.* (Life Sciences Tools & Services)	98	351
Maximus, Inc. (Professional Services)	57	4,926
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	75	973
Mayville Engineering Co., Inc.* (Machinery)	12	246
MBIA, Inc. (Insurance)	42	165
McGrath RentCorp (Trading Companies & Distributors)	23	2,615
Medallion Financial Corp. (Consumer Finance)	18	170
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	28	480
Medifast, Inc.* (Personal Care Products)	10	184
MediWound, Ltd.* (Pharmaceuticals)	7	127
MeiraGTx Holdings PLC* (Biotechnology)	36	199
Mercantile Bank Corp. (Banks)	15	643
Merchants Bancorp (Financial Services)	17	628
Mercury General Corp. (Insurance)	25	1,691
Mercury Systems, Inc.* (Aerospace & Defense)	51	1,650
Meridianlink, Inc.* (Software)	25	549
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	54	5,328
Meritage Homes Corp. (Household Durables)	34	6,161
Mersana Therapeutics, Inc.* (Biotechnology)	106	192
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	5	570
Metagenomi, Inc.* (Biotechnology)	6	12
Metallus, Inc.* (Metals & Mining)	40	564
Metals Acquisition, Ltd.* - Class A (Metals & Mining)	50	599
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	33	288
Metrocity Bankshares, Inc. (Banks)	17	503
Metropolitan Bank Holding Corp.* (Banks)	10	535
MFA Financial, Inc. (Mortgage REITs)	96	1,180
MGE Energy, Inc. (Electric Utilities)	34	3,077
MGP Ingredients, Inc. (Beverages)	13	625
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	193	195
Mid Penn Bancorp, Inc. (Banks)	14	442

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Middlefield Banc Corp. (Banks)	7	$198
Middlesex Water Co. (Water Utilities)	17	1,040
Midland States Bancorp, Inc. (Banks)	19	471
MidWestOne Financial Group, Inc. (Banks)	14	405
Miller Industries, Inc. (Machinery)	10	656
MillerKnoll, Inc. (Commercial Services & Supplies)	65	1,453
MiMedx Group, Inc.* (Biotechnology)	111	760
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	67	422
Minerals Technologies, Inc. (Chemicals)	30	2,259
Mineralys Therapeutics, Inc.* (Biotechnology)	27	361
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	187	2,768
Mirum Pharmaceuticals, Inc.* (Biotechnology)	37	1,423
Mission Produce, Inc.* (Food Products)	41	484
Mister Car Wash, Inc.* (Diversified Consumer Services)	88	661
Mistras Group, Inc.* (Professional Services)	20	169
Mitek Systems, Inc.* (Software)	43	369
Modine Manufacturing Co.* (Automobile Components)	48	5,652
ModivCare, Inc.* (Health Care Providers & Services)	10	162
Moelis & Co. - Class A (Capital Markets)	66	4,382
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	12	942
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	36	46
Moneylion, Inc.* (Consumer Finance)	8	344
Monro, Inc. (Specialty Retail)	28	767
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	62	343
Monte Rosa Therapeutics, Inc.* (Biotechnology)	39	332
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	30	791
Moog, Inc. - Class A (Aerospace & Defense)	27	5,092
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	14	259
Mr. Cooper Group, Inc.* (Financial Services)	60	5,314
MRC Global, Inc.* (Trading Companies & Distributors)	79	969
Mueller Industries, Inc. (Machinery)	105	8,608
Mueller Water Products, Inc. - Class A (Machinery)	146	3,152
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	136	4,281
MVB Financial Corp. (Banks)	11	209
Myers Industries, Inc. (Containers & Packaging)	34	401
MYR Group, Inc.* (Construction & Engineering)	15	1,965
Myriad Genetics, Inc.* (Biotechnology)	84	1,845
N-able, Inc.* (Software)	67	819
Nabors Industries, Ltd.* (Energy Equipment & Services)	9	670
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	4	125
NANO Nuclear Energy, Inc.* (Electrical Equipment)	4	78
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	51	289
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	33	1,270
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	3	253
National Bank Holdings Corp. - Class A (Banks)	35	1,574
National Bankshares, Inc. (Banks)	5	143
National Beverage Corp. (Beverages)	22	994
National CineMedia, Inc.* (Media)	66	475
National Health Investors, Inc. (Health Care REITs)	39	2,989
National HealthCare Corp. (Health Care Providers & Services)	12	1,392
National Presto Industries, Inc. (Aerospace & Defense)	5	360
National Research Corp. (Health Care Providers & Services)	14	254
National Vision Holdings, Inc.* (Specialty Retail)	73	759
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	10	196
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	9	246
Nature's Sunshine Products, Inc.* (Personal Care Products)	12	152
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	46	120
Navient Corp. (Consumer Finance)	74	1,053
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	118	291
NB Bancorp, Inc.* (Banks)	36	680
NBT Bancorp, Inc. (Banks)	43	1,913
NCR Atleos Corp.* (Financial Services)	68	1,780
NCR Voyix Corp.* (Software)	136	1,742
Nektar Therapeutics* (Pharmaceuticals)	167	199
Nelnet, Inc. - Class A (Consumer Finance)	13	1,465
Neogen Corp.* (Health Care Equipment & Supplies)	204	2,913
NeoGenomics, Inc.* (Health Care Providers & Services)	119	1,617
NerdWallet, Inc.* - Class A (Consumer Finance)	37	544
Nerdy, Inc.* (Diversified Consumer Services)	68	61
NET Lease Office Properties* (Office REITs)	14	421
Net Power, Inc.* (Electrical Equipment)	20	180
NETGEAR, Inc.* (Communications Equipment)	26	570
NetScout Systems, Inc.* (Communications Equipment)	65	1,367
NETSTREIT Corp. (Retail REITs)	73	1,132
Neumora Therapeutics, Inc.* (Pharmaceuticals)	79	905
Neurogene, Inc.* (Biotechnology)	10	440
NeuroPace, Inc.* (Health Care Equipment & Supplies)	13	84
Nevro Corp.* (Health Care Equipment & Supplies)	34	187
New Jersey Resources Corp. (Gas Utilities)	92	4,222
New York Mortgage Trust, Inc. (Mortgage REITs)	85	490
Newmark Group, Inc. - Class A (Real Estate Management & Development)	125	1,874
Newpark Resources, Inc.* (Energy Equipment & Services)	78	519

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
NewtekOne, Inc. (Financial Services)	22	$288
NexPoint Diversified Real Estate Trust* (Diversified REITs)	31	166
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	8	121
NexPoint Residential Trust, Inc. (Residential REITs)	21	875
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	108	631
Nextdoor Holdings, Inc.* (Interactive Media & Services)	163	394
NextNav, Inc.* (Software)	70	813
NEXTracker, Inc.* - Class A (Electrical Equipment)	135	5,375
NI Holdings, Inc.* (Insurance)	7	110
Nicolet Bankshares, Inc. (Banks)	12	1,220
Nkarta, Inc.* (Biotechnology)	50	154
NL Industries, Inc. (Commercial Services & Supplies)	8	60
nLight, Inc.* (Electronic Equipment, Instruments & Components)	43	537
NMI Holdings, Inc.* (Financial Services)	73	2,824
NN, Inc.* (Machinery)	43	135
Noble Corp. PLC (Energy Equipment & Services)	129	4,125
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	191	625
Northeast Bank (Banks)	6	533
Northeast Community Bancorp, Inc. (Banks)	12	312
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)	93	3,371
Northern Technologies International Corp. (Chemicals)	7	89
Northfield Bancorp, Inc. (Banks)	37	435
Northrim BanCorp, Inc. (Banks)	5	326
Northwest Bancshares, Inc. (Banks)	119	1,582
Northwest Natural Holding Co. (Gas Utilities)	36	1,400
Northwest Pipe Co.* (Construction & Engineering)	9	404
Northwestern Energy Group, Inc. (Multi-Utilities)	58	3,101
Norwood Financial Corp. (Banks)	7	205
Novagold Resources, Inc.* (Metals & Mining)	228	789
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	34	5,787
Novavax, Inc.* (Biotechnology)	132	1,269
Novocure, Ltd.* (Health Care Equipment & Supplies)	100	1,518
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	46	285
Nurix Therapeutics, Inc.* (Biotechnology)	60	1,475
NuScale Power Corp.*(a) (Electrical Equipment)	74	1,416
Nuvalent, Inc.* - Class A (Biotechnology)	32	2,832
Nuvation Bio, Inc.* (Pharmaceuticals)	170	376
NV5 Global, Inc.* (Professional Services)	52	1,188
NVE Corp. (Semiconductors & Semiconductor Equipment)	4	301
Oak Valley Bancorp (Banks)	6	162
Oceaneering International, Inc.* (Energy Equipment & Services)	95	2,318
OceanFirst Financial Corp. (Banks)	54	983
Ocugen, Inc.*(a) (Biotechnology)	240	219
Ocular Therapeutix, Inc.* (Pharmaceuticals)	146	1,537
Offerpad Solutions, Inc.* (Real Estate Management & Development)	10	30
OFG Bancorp (Banks)	43	1,732
O-I Glass, Inc.* (Containers & Packaging)	145	1,610
Oil States International, Inc.* (Energy Equipment & Services)	57	270
Oil-Dri Corp. of America (Household Products)	5	339
Olaplex Holdings, Inc.* (Personal Care Products)	130	231
Old National Bancorp (Banks)	295	5,682
Old Second Bancorp, Inc. (Banks)	41	673
Olema Pharmaceuticals, Inc.* (Biotechnology)	37	427
Olo, Inc.* - Class A (Software)	98	491
Olympic Steel, Inc. (Metals & Mining)	9	323
Omega Flex, Inc. (Machinery)	3	153
Omeros Corp.* (Pharmaceuticals)	52	210
OmniAb, Inc.* (Life Sciences Tools & Services)	86	352
Omnicell, Inc.* (Health Care Equipment & Supplies)	43	2,092
ON24, Inc.* (Software)	26	157
ONE Gas, Inc. (Gas Utilities)	53	3,777
One Liberty Properties, Inc. (Diversified REITs)	15	401
OneSpan, Inc.* (Software)	35	584
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	94	1,646
OneWater Marine, Inc.* (Specialty Retail)	11	239
Onity Group, Inc.* (Financial Services)	6	178
Ooma, Inc.* (Diversified Telecommunication Services)	23	275
Open Lending Corp.* (Capital Markets)	96	538
Opendoor Technologies, Inc.* (Real Estate Management & Development)	580	1,015
OPENLANE, Inc.* (Commercial Services & Supplies)	101	1,596
OPKO Health, Inc.* (Health Care Providers & Services)	305	461
OppFi, Inc. (Consumer Finance)	17	87
OptimizeRx Corp.* (Health Care Technology)	16	84
Option Care Health, Inc.* (Health Care Providers & Services)	161	3,709
Orange County Bancorp, Inc. (Banks)	5	265
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	68	276
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	22	113
Orchid Island Capital, Inc. (Mortgage REITs)	67	507
Organogenesis Holdings, Inc.* (Biotechnology)	68	188
ORIC Pharmaceuticals, Inc.* (Biotechnology)	58	544
Origin Bancorp, Inc. (Banks)	27	848
Orion Group Holdings, Inc.* (Construction & Engineering)	29	177
Orion Office REIT, Inc. (Office REITs)	53	198
Orion SA (Chemicals)	54	809
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	51	4,030
Orrstown Financial Services, Inc. (Banks)	17	636
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	32	518

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	15	$398
Oscar Health, Inc.* - Class A (Insurance)	182	3,058
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	15	1,983
Otter Tail Corp. (Electric Utilities)	39	3,062
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	41	272
Outbrain, Inc.* (Interactive Media & Services)	36	154
Outfront Media, Inc. (Specialized REITs)	139	2,469
Outlook Therapeutics, Inc.* (Biotechnology)	14	81
Ovid Therapeutics, Inc.* (Biotechnology)	55	62
Owens & Minor, Inc.* (Health Care Providers & Services)	71	902
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	14	1,017
P10, Inc. - Class A (Capital Markets)	38	420
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	256	556
Pacific Premier Bancorp, Inc. (Banks)	90	2,296
Pacira BioSciences, Inc.* (Pharmaceuticals)	43	714
PACS Group, Inc.* (Health Care Providers & Services)	37	1,579
Pactiv Evergreen, Inc. (Containers & Packaging)	38	431
Pagaya Technologies, Ltd.* - Class A (Software)	44	507
PagerDuty, Inc.* (Software)	86	1,553
Pagseguro Digital, Ltd.* - Class A (Financial Services)	177	1,423
Palomar Holdings, Inc.* (Insurance)	23	2,065
PAM Transportation Services, Inc.* (Ground Transportation)	6	93
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	29	186
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	31	1,624
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	52	803
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	34	2,006
Paragon 28, Inc.* (Health Care Equipment & Supplies)	44	233
Paramount Group, Inc. (Office REITs)	173	839
Park Aerospace Corp. (Aerospace & Defense)	17	230
Park National Corp. (Banks)	13	2,246
Parke Bancorp, Inc. (Banks)	10	211
Park-Ohio Holdings Corp. (Machinery)	8	228
Pathward Financial, Inc. (Banks)	24	1,698
Patria Investments, Ltd. - Class A (Capital Markets)	52	605
Patrick Industries, Inc. (Automobile Components)	20	2,520
Patterson Cos., Inc. (Health Care Providers & Services)	74	1,555
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	364	2,792
Payoneer Global, Inc.* (Financial Services)	265	2,284
Paysafe, Ltd.* (Financial Services)	30	637
Paysign, Inc.* (Financial Services)	31	112
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	97	2,766
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	11	700
PCB Bancorp (Banks)	10	188
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	29	821
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	118	3,100
Peakstone Realty Trust (Office REITs)	34	446
Peapack-Gladstone Financial Corp. (Banks)	16	514
Pebblebrook Hotel Trust (Hotel & Resort REITs)	112	1,342
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	79	973
Peloton Interactive, Inc.* - Class A (Leisure Products)	320	2,721
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	49	737
PennyMac Financial Services, Inc. (Financial Services)	25	2,492
PennyMac Mortgage Investment Trust (Mortgage REITs)	81	1,092
Peoples Bancorp of North Carolina, Inc. (Banks)	4	103
Peoples Bancorp, Inc. (Banks)	32	985
Peoples Financial Services Corp. (Banks)	9	420
PepGen, Inc.* (Biotechnology)	15	99
Perdoceo Education Corp. (Diversified Consumer Services)	61	1,363
Perella Weinberg Partners (Capital Markets)	49	991
Performant Financial Corp.* (Commercial Services & Supplies)	66	257
Perimeter Solutions SA* (Chemicals)	125	1,660
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	14	188
Perpetua Resources Corp.* (Metals & Mining)	36	368
Perspective Therapeutics, Inc.* (Biotechnology)	51	602
Petco Health & Wellness Co., Inc.* (Specialty Retail)	79	337
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	32	549
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	19	439
Phillips Edison & Co., Inc. (Retail REITs)	115	4,348
Phinia, Inc. (Automobile Components)	41	1,910
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	58	1,322
Phreesia, Inc.* (Health Care Technology)	52	951
Piedmont Lithium, Inc.* (Metals & Mining)	17	223
Piedmont Office Realty Trust, Inc. - Class A (Office REITs)	116	1,153
Pioneer Bancorp, Inc.* (Banks)	11	123
Piper Sandler Cos. (Capital Markets)	16	4,538
Pitney Bowes, Inc. (Commercial Services & Supplies)	150	1,082
PJT Partners, Inc. - Class A (Capital Markets)	22	3,057
Planet Labs PBC* (Professional Services)	200	442
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	36	419
Playstudios, Inc.* (Entertainment)	82	109
Plexus Corp.* (Electronic Equipment, Instruments & Components)	25	3,603
Pliant Therapeutics, Inc.* (Pharmaceuticals)	53	746
Plug Power, Inc.*(a) (Electrical Equipment)	697	1,366
Plumas Bancorp (Banks)	5	208
Plymouth Industrial REIT, Inc. (Industrial REITs)	38	772

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Ponce Financial Group, Inc.* (Banks)	18	$203
Porch Group, Inc.* (Software)	73	158
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	51	659
Portland General Electric Co. (Electric Utilities)	95	4,503
Poseida Therapeutics, Inc.* (Biotechnology)	64	152
Postal Realty Trust, Inc. - Class A (Office REITs)	20	291
Potbelly Corp.* (Hotels, Restaurants & Leisure)	26	192
PotlatchDeltic Corp. (Specialized REITs)	74	3,075
Powell Industries, Inc. (Electrical Equipment)	9	2,295
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	53	3,203
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	88	443
PRA Group, Inc.* (Consumer Finance)	36	726
Prairie Operating Co.* (Software)	4	33
Praxis Precision Medicines, Inc.* (Biotechnology)	16	1,120
Precigen, Inc.* (Biotechnology)	119	94
Preferred Bank (Banks)	12	1,012
Preformed Line Products Co. (Electrical Equipment)	2	246
Prelude Therapeutics, Inc.* (Biotechnology)	12	14
Premier Financial Corp. (Banks)	33	814
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	46	3,392
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	23	1,912
Prime Medicine, Inc.* (Biotechnology)	53	206
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1	165
Primis Financial Corp. (Banks)	19	213
Primo Water Corp. (Beverages)	148	3,881
Primoris Services Corp. (Construction & Engineering)	50	3,131
Princeton Bancorp, Inc. (Banks)	5	176
Priority Technology Holdings, Inc.* (Financial Services)	17	92
Privia Health Group, Inc.* (Health Care Providers & Services)	96	1,763
ProAssurance Corp.* (Insurance)	48	715
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	40	3,600
Proficient Auto Logistics, Inc.* (Ground Transportation)	14	115
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	21	125
PROG Holdings, Inc. (Consumer Finance)	39	1,703
Progress Software Corp. (Software)	40	2,564
Progyny, Inc.* (Health Care Providers & Services)	79	1,189
ProKidney Corp.* (Biotechnology)	97	155
ProPetro Holding Corp.* (Energy Equipment & Services)	83	574
PROS Holdings, Inc.* (Software)	43	851
Protagonist Therapeutics, Inc.* (Biotechnology)	55	2,521
Prothena Corp. PLC* (Biotechnology)	40	680
Proto Labs, Inc.* (Machinery)	24	658
Provident Bancorp, Inc.* (Banks)	15	156
Provident Financial Services, Inc. (Banks)	118	2,204
PTC Therapeutics, Inc.* (Biotechnology)	71	2,834
PubMatic, Inc.* - Class A (Media)	39	574
Pulmonx Corp.* (Health Care Equipment & Supplies)	35	219
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	17	296
Puma Biotechnology, Inc.* (Biotechnology)	39	111
Pure Cycle Corp.* (Water Utilities)	19	200
PureCycle Technologies, Inc.* (Chemicals)	115	1,497
Purple Innovation, Inc.* (Household Durables)	53	47
Pyxis Oncology, Inc.* (Biotechnology)	46	164
Q2 Holdings, Inc.* (Software)	55	4,656
Q32 Bio, Inc.* (Biotechnology)	6	283
QCR Holdings, Inc. (Banks)	15	1,187
Quad/Graphics, Inc. (Commercial Services & Supplies)	29	184
Quaker Chemical Corp. (Chemicals)	13	1,971
Qualys, Inc.* (Software)	35	4,173
Quanex Building Products Corp. (Building Products)	41	1,191
Quanterix Corp.* (Life Sciences Tools & Services)	34	449
Quantum-Si, Inc.* (Life Sciences Tools & Services)	94	66
Quest Resource Holding Corp.* (Commercial Services & Supplies)	16	125
QuickLogic Corp.* (Semiconductors & Semiconductor Equipment)	13	96
QuinStreet, Inc.* (Interactive Media & Services)	49	1,029
Quipt Home Medical Corp.* (Health Care Providers & Services)	38	100
Qurate Retail, Inc.* - Class B (Broadline Retail)	1	3
Rackspace Technology, Inc.* (IT Services)	63	150
Radian Group, Inc. (Financial Services)	142	4,957
Radiant Logistics, Inc.* (Air Freight & Logistics)	33	219
Radius Recycling, Inc. (Metals & Mining)	25	405
RadNet, Inc.* (Health Care Providers & Services)	62	4,031
Ramaco Resources, Inc. - Class A (Metals & Mining)	25	254
Ramaco Resources, Inc. - Class B (Metals & Mining)	5	51
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	102	4,878
Ranger Energy Services, Inc. (Energy Equipment & Services)	15	195
Ranpak Holdings Corp.* (Containers & Packaging)	40	243
Rapid7, Inc.* (Software)	58	2,344
Rapport Therapeutics, Inc.* (Pharmaceuticals)	9	221
RAPT Therapeutics, Inc.* (Biotechnology)	28	59
Rayonier Advanced Materials, Inc.* (Chemicals)	60	478
RBB Bancorp (Banks)	16	355
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	8	347
RE/MAX Holdings, Inc.* (Real Estate Management & Development)	17	208
Ready Capital Corp. (Mortgage REITs)	151	1,034
Recursion Pharmaceuticals, Inc.*(a) - Class A (Biotechnology)	223	1,409
Red River Bancshares, Inc. (Banks)	4	209

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	46	$2,367
Red Violet, Inc.* (Software)	10	301
Redfin Corp.* (Real Estate Management & Development)	110	1,141
Redwire Corp.* (Aerospace & Defense)	21	161
Redwood Trust, Inc. (Mortgage REITs)	123	900
REGENXBIO, Inc.* (Biotechnology)	43	369
Regional Management Corp. (Consumer Finance)	8	230
Regulus Therapeutics, Inc.* (Biotechnology)	59	86
Rekor Systems, Inc.* (Software)	69	72
Relay Therapeutics, Inc.* (Biotechnology)	93	524
Remitly Global, Inc.* (Financial Services)	138	2,481
Renasant Corp. (Banks)	58	1,978
Renovaro, Inc.* (Biotechnology)	47	25
Repay Holdings Corp.* (Financial Services)	85	676
Replimune Group, Inc.* (Biotechnology)	57	670
ReposiTrak, Inc. (Software)	11	212
Republic Bancorp, Inc. - Class A (Banks)	8	540
Reservoir Media, Inc.* (Entertainment)	18	150
Resideo Technologies, Inc.* (Building Products)	137	2,695
Resources Connection, Inc. (Professional Services)	30	242
Retail Opportunity Investments Corp. (Retail REITs)	116	1,798
REV Group, Inc. (Machinery)	48	1,272
Revance Therapeutics, Inc.* (Pharmaceuticals)	98	578
REVOLUTION Medicines, Inc.* (Biotechnology)	143	7,651
Revolve Group, Inc.* (Specialty Retail)	36	894
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	14	626
RGC Resources, Inc. (Gas Utilities)	8	164
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	51	2,434
Ribbon Communications, Inc.* (Communications Equipment)	86	306
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	12	165
Rigel Pharmaceuticals, Inc.* (Biotechnology)	16	218
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	132	174
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	11	294
Rimini Street, Inc.* (Software)	50	89
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	139	206
Riot Platforms, Inc.* (Software)	267	2,467
RLJ Lodging Trust (Hotel & Resort REITs)	143	1,266
Roadzen, Inc.* (Software)	14	14
Rocket Lab USA, Inc.* (Aerospace & Defense)	326	3,488
Rocket Pharmaceuticals, Inc.* (Biotechnology)	62	1,032
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	7	142
Rogers Corp.* (Electronic Equipment, Instruments & Components)	18	1,805
Root, Inc.* - Class A (Insurance)	8	547
RPC, Inc. (Energy Equipment & Services)	80	454
RumbleON, Inc.* - Class B (Specialty Retail)	15	76
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	57	3,225
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	8	388
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	71	768
RXO, Inc.* (Ground Transportation)	127	3,579
RxSight, Inc.* (Health Care Equipment & Supplies)	34	1,722
Ryerson Holding Corp. (Metals & Mining)	26	567
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	55	5,887
S&T Bancorp, Inc. (Banks)	36	1,367
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	47	1,051
Sabra Health Care REIT, Inc. (Health Care REITs)	217	4,210
Sabre Corp.* (Hotels, Restaurants & Leisure)	352	1,126
Safe Bulkers, Inc. (Marine Transportation)	57	239
Safehold, Inc. (Specialized REITs)	49	1,043
Safety Insurance Group, Inc. (Insurance)	14	1,096
Sage Therapeutics, Inc.* (Biotechnology)	51	310
Sally Beauty Holdings, Inc.* (Specialty Retail)	97	1,261
Sana Biotechnology, Inc.* (Biotechnology)	124	434
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	4	132
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	30	333
Sandy Spring Bancorp, Inc. (Banks)	41	1,379
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	50	3,505
Sapiens International Corp. N.V. (Software)	29	1,070
Saul Centers, Inc. (Retail REITs)	10	391
Savara, Inc.* (Biotechnology)	108	393
Savers Value Village, Inc.* (Broadline Retail)	22	225
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	23	975
Scholar Rock Holding Corp.* (Biotechnology)	64	1,820
Scholastic Corp. (Media)	22	546
Schrodinger, Inc.* (Health Care Technology)	52	915
Scilex Holding Co.* (Pharmaceuticals)	48	46
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	44	2,564
scPharmaceuticals, Inc.* (Pharmaceuticals)	27	112
Seacoast Banking Corp. of Florida (Banks)	79	2,109
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	23	156
Seadrill, Ltd.* (Energy Equipment & Services)	64	2,518
Select Medical Holdings Corp. (Health Care Providers & Services)	101	3,240
Select Water Solutions, Inc. (Energy Equipment & Services)	85	901
Selective Insurance Group, Inc. (Insurance)	57	5,177
Selectquote, Inc.* (Insurance)	125	250
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	4	118
SEMrush Holdings, Inc.* - Class A (Software)	34	446
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	61	2,696
Seneca Foods Corp.* - Class A (Food Products)	4	247
Sensient Technologies Corp. (Chemicals)	39	2,944

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Sera Prognostics, Inc.* - Class A (Biotechnology)	26	$200
Service Properties Trust (Hotel & Resort REITs)	155	496
ServisFirst Bancshares, Inc. (Banks)	48	3,991
SES AI Corp.* (Electrical Equipment)	122	58
Seven Hills Realty Trust (Mortgage REITs)	12	151
Sezzle, Inc.* (Financial Services)	2	429
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	112	1,188
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	36	4,380
Shattuck Labs, Inc.* (Biotechnology)	37	47
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	46	637
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	161	871
Shoe Carnival, Inc. (Specialty Retail)	17	583
Shore Bancshares, Inc. (Banks)	29	422
Shutterstock, Inc. (Interactive Media & Services)	23	738
SI-BONE, Inc.* (Health Care Equipment & Supplies)	38	524
Sierra Bancorp (Banks)	12	341
SIGA Technologies, Inc. (Pharmaceuticals)	43	310
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	33	165
Signet Jewelers, Ltd. (Specialty Retail)	40	3,667
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	30	3,116
Silvaco Group, Inc.* (Software)	6	38
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	9	157
Simmons First National Corp. - Class A (Banks)	116	2,691
Simulations Plus, Inc. (Health Care Technology)	15	408
Sinclair, Inc. (Media)	30	518
SiriusPoint, Ltd.* (Insurance)	92	1,209
SITE Centers Corp.* (Retail REITs)	44	702
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	17	2,873
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	76	1,694
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	87	3,429
SJW Group (Water Utilities)	31	1,725
Sky Harbour Group Corp.* (Transportation Infrastructure)	11	121
Skye Bioscience, Inc.* (Biotechnology)	16	84
Skyward Specialty Insurance Group, Inc.* (Insurance)	35	1,547
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	26	255
SkyWest, Inc.* (Passenger Airlines)	37	3,523
SL Green Realty Corp. (Office REITs)	61	4,613
Sleep Number Corp.* (Specialty Retail)	20	274
SM Energy Co. (Oil, Gas & Consumable Fuels)	107	4,491
SmartFinancial, Inc. (Banks)	15	497
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	179	303
Smith & Wesson Brands, Inc. (Leisure Products)	43	557
Smith-Midland Corp.* (Construction Materials)	4	138
Solaris Energy Infrastructure, Inc. (Energy Equipment & Services)	24	315
SolarMax Technology, Inc.* (Electrical Equipment)	5	5
SolarWinds Corp. (Software)	51	667
Soleno Therapeutics, Inc.* (Biotechnology)	22	1,211
Solid Biosciences, Inc.* (Biotechnology)	21	116
Solid Power, Inc.* (Automobile Components)	143	169
Solidion Technology, Inc.* (Electrical Equipment)	8	4
Solo Brands, Inc.* - Class A (Leisure Products)	26	33
Sonic Automotive, Inc. - Class A (Specialty Retail)	14	794
Sonida Senior Living, Inc.* (Health Care Providers & Services)	3	79
Sonos, Inc.* (Household Durables)	115	1,441
SoundHound AI, Inc.*(a) - Class A (Software)	274	1,378
SoundThinking, Inc.* (Software)	9	95
South Plains Financial, Inc. (Banks)	11	371
Southern First Bancshares, Inc.* (Banks)	7	267
Southern Missouri Bancorp, Inc. (Banks)	9	534
Southern States Bancshares, Inc. (Banks)	8	249
Southland Holdings, Inc.* (Construction & Engineering)	9	26
Southside Bancshares, Inc. (Banks)	27	875
SouthState Corp. (Banks)	71	6,924
Southwest Gas Holdings, Inc. (Gas Utilities)	57	4,175
SpartanNash Co. (Consumer Staples Distribution & Retail)	32	673
Sphere Entertainment Co.* (Entertainment)	25	1,045
Spire Global, Inc.* (Professional Services)	21	208
Spire, Inc. (Gas Utilities)	53	3,385
Spirit Airlines, Inc.(a) (Passenger Airlines)	103	247
Spok Holdings, Inc. (Wireless Telecommunication Services)	17	265
SpringWorks Therapeutics, Inc.* (Biotechnology)	64	1,928
Sprinklr, Inc.* - Class A (Software)	119	884
Sprout Social, Inc.* - Class A (Software)	46	1,219
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	94	12,073
SPS Commerce, Inc.* (Software)	35	5,774
SPX Technologies, Inc.* (Machinery)	42	6,027
Spyre Therapeutics, Inc.* (Biotechnology)	32	1,041
SSR Mining, Inc. (Metals & Mining)	190	1,172
STAAR Surgical Co.* (Health Care Equipment & Supplies)	46	1,334
Stagwell, Inc.* (Media)	81	503
Standard BioTools, Inc.* (Life Sciences Tools & Services)	276	541
Standard Motor Products, Inc. (Automobile Components)	20	644
Standex International Corp. (Machinery)	11	2,023
Star Holdings* (Diversified REITs)	12	153
Steelcase, Inc. - Class A (Commercial Services & Supplies)	87	1,047
Stellar Bancorp, Inc. (Banks)	46	1,252
Stem, Inc.* (Electrical Equipment)	142	54
Stepan Co. (Chemicals)	20	1,447
StepStone Group, Inc. - Class A (Capital Markets)	58	3,488
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	51	100

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Sterling Bancorp, Inc.* (Banks)	20	$93
Sterling Infrastructure, Inc.* (Construction & Engineering)	28	4,325
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	68	3,058
Stewart Information Services Corp. (Insurance)	25	1,720
Stitch Fix, Inc.* - Class A (Specialty Retail)	84	265
Stock Yards Bancorp, Inc. (Banks)	24	1,548
Stoke Therapeutics, Inc.* (Biotechnology)	33	408
StoneCo, Ltd.* - Class A (Financial Services)	268	2,975
Stoneridge, Inc.* (Automobile Components)	26	182
StoneX Group, Inc.* (Capital Markets)	26	2,341
Strategic Education, Inc. (Diversified Consumer Services)	21	1,826
Stratus Properties, Inc.* (Real Estate Management & Development)	5	111
Strawberry Fields REIT, Inc. (Health Care REITs)	5	63
Stride, Inc.* (Diversified Consumer Services)	40	3,730
Sturm Ruger & Co., Inc. (Leisure Products)	15	590
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	98	600
Summit Materials, Inc.* - Class A (Construction Materials)	113	5,357
Summit Therapeutics, Inc.* (Biotechnology)	82	1,524
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	37	520
SunCoke Energy, Inc. (Metals & Mining)	78	804
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	102	619
SunOpta, Inc.* (Food Products)	86	563
Sunrise Realty Trust, Inc. (Mortgage REITs)	5	69
Sunrun, Inc.* (Electrical Equipment)	205	2,962
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	191	1,927
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)	140	574
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	12	177
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	47	1,601
Surgery Partners, Inc.* (Health Care Providers & Services)	72	2,074
Surmodics, Inc.* (Health Care Equipment & Supplies)	13	488
Sutro Biopharma, Inc.* (Biotechnology)	77	250
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	93	3,357
SWK Holdings Corp.* (Financial Services)	3	49
Sylvamo Corp. (Paper & Forest Products)	33	2,806
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	36	2,472
Syndax Pharmaceuticals, Inc.* (Biotechnology)	77	1,452
System1, Inc.* (Interactive Media & Services)	22	22
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	22	319
Talkspace, Inc.* (Health Care Providers & Services)	115	360
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	139	1,421
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	61	1,914
Tanger, Inc. (Retail REITs)	100	3,323
Tango Therapeutics, Inc.* (Biotechnology)	45	245
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	31	231
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	34	1,513
Taylor Devices, Inc.* (Machinery)	2	94
Taylor Morrison Home Corp.* (Household Durables)	96	6,575
Taysha Gene Therapies, Inc.* (Biotechnology)	161	272
TechTarget, Inc.* (Media)	24	695
Tecnoglass, Inc. (Building Products)	21	1,439
Teekay Corp., Ltd.* (Oil, Gas & Consumable Fuels)	54	452
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	22	1,049
TEGNA, Inc. (Media)	159	2,611
Tejon Ranch Co.* (Real Estate Management & Development)	20	318
Teladoc Health, Inc.* (Health Care Technology)	159	1,431
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	92	2,736
Telomir Pharmaceuticals, Inc.* (Pharmaceuticals)	5	20
Telos Corp.* (Software)	52	183
Tenable Holdings, Inc.* (Software)	110	4,357
Tenaya Therapeutics, Inc.* (Biotechnology)	52	100
Tennant Co. (Machinery)	18	1,576
Terawulf, Inc.* (Software)	219	1,428
Terex Corp. (Machinery)	62	3,206
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	54	370
Terreno Realty Corp. (Industrial REITs)	89	5,335
TETRA Technologies, Inc.* (Energy Equipment & Services)	118	395
Tevogen Bio Holdings, Inc.* (Biotechnology)	21	53
Texas Capital Bancshares, Inc.* (Banks)	43	3,309
TG Therapeutics, Inc.* (Biotechnology)	131	3,283
The Andersons, Inc. (Consumer Staples Distribution & Retail)	31	1,407
The Baldwin Insurance Group, Inc.* (Insurance)	62	2,868
The Bancorp, Inc.* (Banks)	47	2,362
The Bank of NT Butterfield & Son, Ltd. (Banks)	44	1,609
The Beauty Health Co.* (Personal Care Products)	70	113
The Brink's Co. (Commercial Services & Supplies)	42	4,317
The Buckle, Inc. (Specialty Retail)	29	1,234
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	45	2,080
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	33	1,317
The Duckhorn Portfolio, Inc.* (Beverages)	50	548
The E.W. Scripps Co.* - Class A (Media)	57	191
The Eastern Co. (Machinery)	5	156
The Ensign Group, Inc. (Health Care Providers & Services)	52	8,058
The First Bancorp, Inc. (Banks)	10	259
The First Bancshares, Inc. (Banks)	28	937
The First of Long Island Corp. (Banks)	20	252

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
The GEO Group, Inc.* (Commercial Services & Supplies)	116	$1,761
The Goodyear Tire & Rubber Co.* (Automobile Components)	267	2,139
The Gorman-Rupp Co. (Machinery)	20	739
The Greenbrier Cos., Inc. (Machinery)	29	1,719
The Hackett Group, Inc. (IT Services)	24	584
The Hain Celestial Group, Inc.* (Food Products)	84	733
The Honest Co., Inc.* (Personal Care Products)	76	283
The Joint Corp.* (Health Care Providers & Services)	10	111
The Lovesac Co.* (Household Durables)	13	379
The Macerich Co. (Retail REITs)	203	3,796
The Manitowoc Co., Inc.* (Machinery)	33	308
The Marcus Corp. (Entertainment)	22	415
The ODP Corp.* (Specialty Retail)	33	1,024
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	20	68
The Pennant Group, Inc.* (Health Care Providers & Services)	27	863
The Real Brokerage, Inc.* (Real Estate Management & Development)	90	491
The RealReal, Inc.* (Specialty Retail)	92	267
The RMR Group, Inc. - Class A (Real Estate Management & Development)	14	337
The Shyft Group, Inc. (Machinery)	32	413
The Simply Good Foods Co.* (Food Products)	85	2,861
The St. Joe Co. (Real Estate Management & Development)	34	1,758
The Vita Coco Co., Inc.* (Beverages)	37	1,096
The York Water Co. (Water Utilities)	13	457
Theravance Biopharma, Inc.* (Pharmaceuticals)	34	280
Thermon Group Holdings, Inc.* (Electrical Equipment)	31	813
Third Coast Bancshares, Inc.* (Banks)	11	358
Third Harmonic Bio, Inc.* (Pharmaceuticals)	19	262
Thoughtworks Holding, Inc.* (IT Services)	94	417
ThredUp, Inc.* - Class A (Specialty Retail)	74	46
Thryv Holdings, Inc.* (Media)	30	431
Tidewater, Inc.* (Energy Equipment & Services)	46	2,763
Tile Shop Holdings, Inc.* (Specialty Retail)	27	178
Tilly's, Inc.* - Class A (Specialty Retail)	14	56
Timberland Bancorp, Inc. (Banks)	7	202
Tiptree, Inc. (Insurance)	24	490
Titan International, Inc.* (Machinery)	47	303
Titan Machinery, Inc.* (Trading Companies & Distributors)	19	261
Tompkins Financial Corp. (Banks)	12	774
Topgolf Callaway Brands Corp.* (Leisure Products)	133	1,291
Torrid Holdings, Inc.* (Specialty Retail)	11	40
Tourmaline Bio, Inc.* (Biotechnology)	22	561
Towne Bank (Banks)	66	2,146
Townsquare Media, Inc. - Class A (Media)	12	118
TPG RE Finance Trust, Inc. (Mortgage REITs)	56	493
TPI Composites, Inc.* (Electrical Equipment)	43	146
Traeger, Inc.* (Household Durables)	32	99
Transcat, Inc.* (Trading Companies & Distributors)	8	765
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	1	28
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	30	2,459
Transocean, Ltd.* (Energy Equipment & Services)	683	2,964
Travere Therapeutics, Inc.* (Biotechnology)	69	1,208
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	46	214
Tredegar Corp.* (Metals & Mining)	25	194
TreeHouse Foods, Inc.* (Food Products)	45	1,637
Trevi Therapeutics, Inc.* (Pharmaceuticals)	55	162
Tri Pointe Homes, Inc.* (Household Durables)	86	3,477
TriCo Bancshares (Banks)	30	1,282
TriMas Corp. (Containers & Packaging)	38	1,020
TriNet Group, Inc. (Professional Services)	30	2,547
Trinity Industries, Inc. (Machinery)	77	2,640
Triumph Financial, Inc.* (Banks)	21	1,856
Triumph Group, Inc.* (Aerospace & Defense)	69	955
Tronox Holdings PLC (Chemicals)	111	1,345
TrueBlue, Inc.* (Professional Services)	28	210
TrueCar, Inc.* (Interactive Media & Services)	80	313
Trupanion, Inc.* (Insurance)	31	1,698
TrustCo Bank Corp. (Banks)	17	561
Trustmark Corp. (Banks)	57	1,979
TScan Therapeutics, Inc.* (Biotechnology)	36	163
TTEC Holdings, Inc. (Professional Services)	18	94
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	95	2,132
Tucows, Inc.* - Class A (IT Services)	7	130
Turning Point Brands, Inc. (Tobacco)	16	756
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	16	256
Tutor Perini Corp.* (Construction & Engineering)	41	1,063
Twin Disc, Inc. (Machinery)	10	116
Twist Bioscience Corp.* (Biotechnology)	54	2,179
Two Harbors Investment Corp. (Mortgage REITs)	97	1,116
TXNM Energy, Inc. (Electric Utilities)	84	3,657
Tyra Biosciences, Inc.* (Biotechnology)	19	317
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	14	1,123
Udemy, Inc.* (Diversified Consumer Services)	90	706
UFP Industries, Inc. (Building Products)	57	6,972
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	7	1,869
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	41	1,371
Ultralife Corp.* (Electrical Equipment)	9	76
UMB Financial Corp. (Banks)	42	4,609
UMH Properties, Inc. (Residential REITs)	61	1,138
UniFirst Corp. (Commercial Services & Supplies)	14	2,517
Unisys Corp.* (IT Services)	62	428
United Bankshares, Inc. (Banks)	124	4,672
United Community Banks, Inc. (Banks)	112	3,188
United Fire Group, Inc. (Insurance)	20	393
United Homes Group, Inc.* (Household Durables)	5	27

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	55	$1,119
United Parks & Resorts, Inc.* (Hotels, Restaurants & Leisure)	33	1,737
United States Lime & Minerals, Inc. (Construction Materials)	10	1,128
Uniti Group, Inc. (Specialized REITs)	224	1,136
Unitil Corp. (Multi-Utilities)	15	868
Unity Bancorp, Inc. (Banks)	7	271
Universal Corp. (Tobacco)	23	1,171
Universal Health Realty Income Trust (Health Care REITs)	12	475
Universal Insurance Holdings, Inc. (Insurance)	22	439
Universal Logistics Holdings, Inc. (Ground Transportation)	6	252
Universal Stainless & Alloy Products, Inc.* (Metals & Mining)	8	350
Universal Technical Institute, Inc.* (Diversified Consumer Services)	37	616
Univest Financial Corp. (Banks)	27	751
Upbound Group, Inc. (Specialty Retail)	50	1,462
Upstart Holdings, Inc.* (Consumer Finance)	72	3,505
Upwork, Inc.* (Professional Services)	117	1,587
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	374	2,775
Urban Edge Properties (Retail REITs)	115	2,558
Urban Outfitters, Inc.* (Specialty Retail)	60	2,157
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	318	404
UroGen Pharma, Ltd.* (Biotechnology)	35	429
USANA Health Sciences, Inc.* (Personal Care Products)	11	406
USCB Financial Holdings, Inc. (Banks)	10	145
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	3	190
Utz Brands, Inc. (Food Products)	61	1,050
V2X, Inc.* (Aerospace & Defense)	12	739
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	98	523
Vacasa, Inc.* - Class A (Hotels, Restaurants & Leisure)	9	23
Valaris, Ltd.* (Energy Equipment & Services)	59	2,985
Valhi, Inc. (Chemicals)	2	68
Valley National Bancorp (Banks)	404	3,826
Value Line, Inc. (Capital Markets)	1	48
Vanda Pharmaceuticals, Inc.* (Biotechnology)	53	246
Varex Imaging Corp.* (Health Care Equipment & Supplies)	36	473
Varonis Systems, Inc.* (Software)	103	5,188
Vaxcyte, Inc.* (Biotechnology)	112	11,912
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	52	1,497
Velocity Financial, Inc.* (Financial Services)	8	154
Ventyx Biosciences, Inc.* (Pharmaceuticals)	57	123
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	24	120
Vera Therapeutics, Inc.* (Biotechnology)	36	1,454
Veracyte, Inc.* (Biotechnology)	72	2,429
Verastem, Inc.* (Biotechnology)	36	135
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	3	13
Vericel Corp.* (Biotechnology)	45	1,982
Verint Systems, Inc.* (Software)	57	1,214
Veris Residential, Inc. (Residential REITs)	74	1,219
Veritex Holdings, Inc. (Banks)	49	1,323
Verra Mobility Corp.* (Professional Services)	156	4,051
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	18	25
Vertex, Inc.* - Class A (Software)	51	2,117
Veru, Inc.* (Personal Care Products)	124	94
Verve Therapeutics, Inc.* (Biotechnology)	67	384
Viad Corp.* (Commercial Services & Supplies)	19	711
Viant Technology, Inc.* - Class A (Software)	15	175
Viasat, Inc.* (Communications Equipment)	116	1,114
Viavi Solutions, Inc.* (Communications Equipment)	206	1,899
Vicor Corp.* (Electrical Equipment)	21	960
Victoria's Secret & Co.* (Specialty Retail)	74	2,239
Victory Capital Holdings, Inc. - Class A (Capital Markets)	39	2,337
Viemed Healthcare, Inc.* (Health Care Providers & Services)	32	274
Village Super Market, Inc. - Class A (Consumer Staples Distribution & Retail)	8	228
Vimeo, Inc.* (Interactive Media & Services)	139	663
Vir Biotechnology, Inc.* (Biotechnology)	84	629
Virco Mfg. Corp. (Commercial Services & Supplies)	10	140
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	18	121
Virginia National Bankshares Corp. (Banks)	4	159
Viridian Therapeutics, Inc.* (Biotechnology)	59	1,273
VirTra, Inc.* (Aerospace & Defense)	10	61
Virtus Investment Partners, Inc. (Capital Markets)	6	1,298
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	118	2,001
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	11	255
Vista Outdoor, Inc.* (Leisure Products)	55	2,418
Visteon Corp.* (Automobile Components)	26	2,347
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	27	736
Vital Farms, Inc.* (Food Products)	31	1,075
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	23	572
Vivid Seats, Inc.* - Class A (Entertainment)	72	293
Vizio Holding Corp.* - Class A (Household Durables)	83	924
Voyager Therapeutics, Inc.* (Biotechnology)	43	294
VSE Corp. (Commercial Services & Supplies)	15	1,539
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	92	196
Wabash National Corp. (Machinery)	41	715
WaFd, Inc. (Banks)	63	2,141
Waldencast PLC* - Class A (Personal Care Products)	23	79
Walker & Dunlop, Inc. (Financial Services)	30	3,281
Warby Parker, Inc.* - Class A (Specialty Retail)	82	1,388
Warrior Met Coal, Inc. (Metals & Mining)	49	3,093
Washington Trust Bancorp, Inc. (Banks)	16	546
Waterstone Financial, Inc. (Financial Services)	15	221
Watts Water Technologies, Inc. - Class A (Machinery)	26	4,955

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	73	$1,001
Waystar Holding Corp.* (Health Care Technology)	40	1,141
WD-40 Co. (Household Products)	13	3,406
Weave Communications, Inc.* (Software)	37	519
Webtoon Entertainment, Inc.* (Interactive Media & Services)	14	146
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	15	943
Werewolf Therapeutics, Inc.* (Biotechnology)	29	74
Werner Enterprises, Inc. (Ground Transportation)	58	2,140
WesBanco, Inc. (Banks)	54	1,698
West BanCorp, Inc. (Banks)	15	324
Westamerica BanCorp (Banks)	24	1,236
Westrock Coffee Co.* (Food Products)	32	212
Weyco Group, Inc. (Distributors)	6	202
Wheels Up Experience, Inc.* (Passenger Airlines)	84	171
Whitestone REIT (Retail REITs)	46	634
WideOpenWest, Inc.* (Media)	47	235
Willdan Group, Inc.* (Professional Services)	12	568
Willis Lease Finance Corp. (Trading Companies & Distributors)	3	544
Winmark Corp. (Specialty Retail)	3	1,119
Winnebago Industries, Inc. (Automobiles)	26	1,458
WisdomTree, Inc. (Capital Markets)	131	1,356
WK Kellogg Co. (Food Products)	61	1,014
WM Technology, Inc.* (Software)	79	61
WNS Holdings, Ltd.* (Professional Services)	42	2,016
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	74	1,139
Workiva, Inc.* (Software)	47	3,749
World Acceptance Corp.* (Consumer Finance)	3	342
World Kinect Corp. (Oil, Gas & Consumable Fuels)	54	1,412
Worthington Enterprises, Inc. (Household Durables)	29	1,111
Worthington Steel, Inc. (Metals & Mining)	30	1,147
WSFS Financial Corp. (Banks)	55	2,704
X4 Pharmaceuticals, Inc.* (Biotechnology)	157	79
XBiotech, Inc.* (Biotechnology)	19	138
Xencor, Inc.* (Biotechnology)	56	1,177
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	95	1,346
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	131	422
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	109	891
XOMA Royalty Corp.* (Biotechnology)	8	242
Xometry, Inc.* - Class A (Trading Companies & Distributors)	39	768
XPEL, Inc.* (Automobile Components)	24	926
Xperi, Inc.* (Software)	42	383
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	22	270
Yelp, Inc.* (Interactive Media & Services)	61	2,082
Yext, Inc.* (Software)	98	710
Y-mAbs Therapeutics, Inc.* (Biotechnology)	34	493
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	54	147
Zeta Global Holdings Corp.* - Class A (Software)	167	4,623
Zevra Therapeutics, Inc.* (Pharmaceuticals)	39	318
Ziff Davis, Inc.* (Interactive Media & Services)	43	1,990
Zimvie, Inc.* (Health Care Equipment & Supplies)	25	344
ZipRecruiter, Inc.* (Interactive Media & Services)	67	621
Zumiez, Inc.* (Specialty Retail)	15	309
Zuora, Inc.* - Class A (Software)	131	1,297
Zura Bio, Ltd.* (Biotechnology)	42	185
Zurn Elkay Water Solutions Corp. (Building Products)	135	4,874
Zymeworks, Inc.* (Biotechnology)	52	712
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	14	121
TOTAL COMMON STOCKS (Cost $1,399,667)		2,459,866

Rights (NM)

Cartesian Therapeutics, Inc., CVR*+ (Pharmaceuticals)	98	18
Chinook Therapeutics CVR*+ (Health Care Providers & Services)	56	–
TOTAL RIGHTS (Cost $–)		18

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $–)		—

Repurchase Agreements(b)(c) (47.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $2,620,341	$2,620,000	$2,620,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,620,000)		2,620,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.78%(e)	20,510	$20,510
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $20,510)		20,510
TOTAL INVESTMENT SECURITIES (Cost $4,040,177) - 92.5%		5,100,394
Net other assets (liabilities) - 7.5%		414,843
NET ASSETS - 100.0%		$5,515,237

†	Number of shares is less than 0.50.
*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of October 31, 2024, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of October 31, 2024. The total value of securities on loan as of October 31, 2024 was $18,565.

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $272,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2024.
NM	Not meaningful, amount is less than 0.05%.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	3	12/23/24	$331,290	$12,299

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/27/24	5 .38%	$2,324,058	$(35,793)
Russell 2000 Index	UBS AG	11/27/24	5 .53%	406,380	(8,931)
				$2,730,438	$(44,724)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Small-Cap ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$28,769	0.5%
Air Freight & Logistics	4,333	0.1%
Automobile Components	31,336	0.6%
Automobiles	1,604	NM
Banks	250,731	4.4%
Beverages	7,144	0.1%
Biotechnology	219,902	4.0%
Broadline Retail	554	NM
Building Products	37,090	0.7%
Capital Markets	43,626	0.8%
Chemicals	49,483	0.9%
Commercial Services & Supplies	41,721	0.8%
Communications Equipment	15,288	0.3%
Construction & Engineering	41,587	0.8%
Construction Materials	11,781	0.2%
Consumer Finance	22,121	0.4%
Consumer Staples Distribution & Retail	20,939	0.4%
Containers & Packaging	5,973	0.1%
Distributors	703	NM
Diversified Consumer Services	24,122	0.4%
Diversified REITs	16,195	0.3%
Diversified Telecommunication Services	20,249	0.4%
Electric Utilities	19,521	0.4%
Electrical Equipment	31,628	0.6%
Electronic Equipment, Instruments & Components	72,920	1.3%
Energy Equipment & Services	50,491	0.9%
Entertainment	12,624	0.2%
Financial Services	65,599	1.2%
Food Products	23,970	0.4%
Gas Utilities	24,239	0.4%
Ground Transportation	11,266	0.2%
Health Care Equipment & Supplies	78,188	1.4%
Health Care Providers & Services	66,916	1.2%
Health Care REITs	17,410	0.3%
Health Care Technology	8,894	0.2%
Hotel & Resort REITs	18,246	0.3%
Hotels, Restaurants & Leisure	48,001	0.9%
Household Durables	55,525	1.0%
Household Products	7,631	0.1%
Independent Power and Renewable Electricity Producers	5,236	0.1%
Industrial Conglomerates	571	NM
Industrial REITs	12,250	0.2%
Insurance	48,254	0.9%
Interactive Media & Services	14,683	0.3%
IT Services	10,249	0.2%
Leisure Products	11,738	0.2%
Life Sciences Tools & Services	6,568	0.1%
Machinery	89,411	1.6%
Marine Transportation	7,961	0.1%
Media	16,902	0.3%
Metals & Mining	42,136	0.8%
Mortgage REITs	26,920	0.5%
Multi-Utilities	10,493	0.2%
Office REITs	20,256	0.4%
Oil, Gas & Consumable Fuels	77,684	1.4%
Paper & Forest Products	3,184	0.1%
Passenger Airlines	9,342	0.2%
Personal Care Products	6,203	0.1%
Pharmaceuticals	46,745	0.8%
Professional Services	59,015	1.1%
Real Estate Management & Development	19,233	0.3%
Residential REITs	11,124	0.2%
Retail REITs	32,598	0.6%
Semiconductors & Semiconductor Equipment	52,878	1.0%
Software	147,418	2.7%
Specialized REITs	10,977	0.2%
Specialty Retail	55,534	1.0%
Technology Hardware, Storage & Peripherals	6,282	0.1%
Textiles, Apparel & Luxury Goods	14,578	0.3%
Tobacco	2,028	NM
Trading Companies & Distributors	59,888	1.1%
Transportation Infrastructure	121	NM
Water Utilities	9,703	0.2%
Wireless Telecommunication Services	3,401	0.1%
Other **	3,055,353	55.4%
Total	$5,515,237	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks (99.5%)

	Shares	Value
A10 Networks, Inc. (Software)	165	$2,417
AAR Corp.* (Aerospace & Defense)	41	2,407
ABM Industries, Inc. (Commercial Services & Supplies)	265	14,061
Academy Sports & Outdoors, Inc. (Specialty Retail)	304	15,461
Acadia Realty Trust (Retail REITs)	444	10,873
ACI Worldwide, Inc.* (Software)	164	8,068
AdaptHealth Corp.* (Health Care Providers & Services)	446	4,589
Addus HomeCare Corp.* (Health Care Providers & Services)	43	5,350
Adeia, Inc. (Software)	277	3,443
Adient PLC* (Automobile Components)	369	7,207
Advance Auto Parts, Inc. (Specialty Retail)	254	9,065
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	60	6,512
AdvanSix, Inc. (Chemicals)	113	3,206
Air Lease Corp. (Trading Companies & Distributors)	344	15,256
Alaska Air Group, Inc.* (Passenger Airlines)	533	25,535
Albany International Corp. (Machinery)	67	4,551
Alexander & Baldwin, Inc. (Diversified REITs)	307	5,713
Alkermes PLC* (Biotechnology)	253	6,502
Allegiant Travel Co. (Passenger Airlines)	60	3,901
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	101	3,337
American Assets Trust, Inc. (Diversified REITs)	200	5,390
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	496	2,802
American States Water Co. (Water Utilities)	76	6,267
American Woodmark Corp.* (Building Products)	30	2,721
Ameris Bancorp (Banks)	273	16,923
AMERISAFE, Inc. (Insurance)	45	2,432
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	75	2,846
Apogee Enterprises, Inc. (Building Products)	49	3,667
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	203	1,805
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	796	11,733
Arch Resources, Inc. (Metals & Mining)	23	3,375
Arcosa, Inc. (Construction & Engineering)	85	7,959
Arcus Biosciences, Inc.* (Biotechnology)	135	2,066
Armada Hoffler Properties, Inc. (Diversified REITs)	163	1,765
ARMOUR Residential REIT, Inc. (Mortgage REITs)	64	1,200
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	131	5,777
Artivion, Inc.* (Health Care Equipment & Supplies)	75	1,975
Asbury Automotive Group, Inc.* (Specialty Retail)	43	9,797
Assured Guaranty, Ltd. (Insurance)	83	6,927
Astec Industries, Inc. (Machinery)	98	3,114
Atlantic Union Bankshares Corp. (Banks)	382	14,440
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	194	3,624
Avista Corp. (Multi-Utilities)	332	12,443
Axos Financial, Inc.* (Banks)	85	5,756
B&G Foods, Inc. (Food Products)	332	2,829
Balchem Corp. (Chemicals)	60	10,041
Banc of California, Inc. (Banks)	582	8,940
BancFirst Corp. (Banks)	33	3,587
Bank of Hawaii Corp. (Banks)	102	7,367
BankUnited, Inc. (Banks)	314	11,097
Banner Corp. (Banks)	145	9,286
Barnes Group, Inc. (Machinery)	191	8,931
Bath & Body Works, Inc. (Specialty Retail)	943	26,763
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	152	6,582
Berkshire Hills Bancorp, Inc. (Banks)	92	2,505
BGC Group, Inc. - Class A (Capital Markets)	670	6,278
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	62	1,451
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	99	3,672
BlackLine, Inc.* (Software)	70	3,876
Blackstone Mortgage Trust, Inc. - Class A (Mortgage REITs)	734	13,366
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	165	2,737
Box, Inc.* - Class A (Software)	239	7,591
Brady Corp. - Class A (Commercial Services & Supplies)	64	4,553
Brandywine Realty Trust (Office REITs)	726	3,681
Bread Financial Holdings, Inc. (Consumer Finance)	209	10,418
Brightsphere Investment Group, Inc. (Capital Markets)	47	1,240
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	110	11,298
Bristow Group, Inc.* (Energy Equipment & Services)	105	3,483
Brookline Bancorp, Inc. (Banks)	377	4,241
Cable One, Inc. (Media)	20	6,831
Cactus, Inc. - Class A (Energy Equipment & Services)	107	6,344
Caleres, Inc. (Specialty Retail)	148	4,418
California Water Service Group (Water Utilities)	148	7,690
Calix, Inc.* (Communications Equipment)	126	4,458
Capitol Federal Financial, Inc. (Banks)	516	3,326
CareTrust REIT, Inc. (Health Care REITs)	241	7,873
Cathay General Bancorp (Banks)	162	7,449
Centerspace (Residential REITs)	64	4,458
Central Garden & Pet Co.* (Household Products)	40	1,372
Central Garden & Pet Co.* - Class A (Household Products)	222	6,469
Central Pacific Financial Corp. (Banks)	114	3,071
Century Aluminum Co.* (Metals & Mining)	222	3,918
Century Communities, Inc. (Household Durables)	57	5,054
Certara, Inc.* (Health Care Technology)	195	1,990
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	60	1,400
Chesapeake Utilities Corp. (Gas Utilities)	50	5,990
City Holding Co. (Banks)	24	2,798
Clear Secure, Inc. - Class A (Software)	125	4,598
Clearwater Paper Corp.* (Paper & Forest Products)	71	1,788
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	146	3,889

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued
	Shares	Value
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	349	$9,905
Cohen & Steers, Inc. (Capital Markets)	57	5,630
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	118	2,941
Comerica, Inc. (Banks)	560	35,677
Community Financial System, Inc. (Banks)	225	13,757
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	189	2,185
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	319	1,479
Corcept Therapeutics, Inc.* (Pharmaceuticals)	138	6,758
Core Laboratories, Inc. (Energy Equipment & Services)	110	2,079
CoreCivic, Inc.* (Commercial Services & Supplies)	467	6,449
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	187	1,200
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	96	4,567
Crescent Energy Co. - Class A (Oil, Gas & Consumable Fuels)	648	8,054
CSG Systems International, Inc. (Professional Services)	60	2,797
CTS Corp. (Electronic Equipment, Instruments & Components)	56	2,771
Curbline Properties Corp.* (Retail REITs)	213	4,820
Cushman & Wakefield PLC* (Real Estate Management & Development)	967	13,102
CVB Financial Corp. (Banks)	553	10,745
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	65	1,034
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	450	2,225
Dana, Inc. (Automobile Components)	544	4,172
Deluxe Corp. (Commercial Services & Supplies)	186	3,489
Digi International, Inc.* (Communications Equipment)	153	4,432
DigitalOcean Holdings, Inc.* (IT Services)	121	4,789
Dime Community Bancshares, Inc. (Banks)	148	4,450
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	77	4,503
DNOW, Inc.* (Trading Companies & Distributors)	449	5,312
Dorman Products, Inc.* (Automobile Components)	37	4,219
Douglas Emmett, Inc. (Office REITs)	708	12,595
DXC Technology Co.* (IT Services)	765	15,193
DXP Enterprises, Inc.* (Trading Companies & Distributors)	53	2,601
Dycom Industries, Inc.* (Construction & Engineering)	123	21,443
Eagle Bancorp, Inc. (Banks)	127	3,329
Easterly Government Properties, Inc. (Office REITs)	408	5,532
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	513	12,856
Edgewell Personal Care Co. (Personal Care Products)	209	7,305
Elme Communities (Residential REITs)	373	6,293
Embecta Corp. (Health Care Equipment & Supplies)	243	3,421
Employers Holdings, Inc. (Insurance)	106	5,164
Encore Capital Group, Inc.* (Consumer Finance)	101	4,614
Energizer Holdings, Inc. (Household Products)	148	4,746
Enerpac Tool Group Corp. (Machinery)	77	3,397
Enova International, Inc.* (Consumer Finance)	112	9,734
Enpro, Inc. (Machinery)	48	6,989
Envestnet, Inc.* (Software)	123	7,722
Enviri Corp.* (Commercial Services & Supplies)	338	2,589
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	43	3,825
Essential Properties Realty Trust, Inc. (Diversified REITs)	353	11,188
Ethan Allen Interiors, Inc. (Household Durables)	56	1,550
Etsy, Inc.* (Broadline Retail)	271	13,940
Extreme Networks, Inc.* (Communications Equipment)	222	3,314
EZCORP, Inc.* - Class A (Consumer Finance)	219	2,516
FB Financial Corp. (Banks)	147	7,232
First Bancorp (Banks)	174	7,256
First Commonwealth Financial Corp. (Banks)	233	3,831
First Financial Bancorp (Banks)	403	10,309
First Hawaiian, Inc. (Banks)	542	13,409
Foot Locker, Inc.* (Specialty Retail)	349	8,093
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	379	6,375
Forward Air Corp. (Air Freight & Logistics)	80	2,826
Four Corners Property Trust, Inc. (Specialized REITs)	222	6,117
Fox Factory Holding Corp.* (Automobile Components)	110	3,959
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	347	4,514
Fresh Del Monte Produce, Inc. (Food Products)	142	4,560
Fulgent Genetics, Inc.* (Health Care Providers & Services)	85	1,823
Fulton Financial Corp. (Banks)	769	13,927
Gates Industrial Corp. PLC* (Machinery)	630	12,192
Gentherm, Inc.* (Automobile Components)	70	2,937
Genworth Financial, Inc.* (Insurance)	1,825	12,301
Getty Realty Corp. (Retail REITs)	121	3,798
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	167	5,057
Global Net Lease, Inc. (Diversified REITs)	836	6,512
Gogo, Inc.* (Wireless Telecommunication Services)	134	878
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	37	1,087
Granite Construction, Inc. (Construction & Engineering)	91	7,649
Green Dot Corp.* - Class A (Consumer Finance)	225	2,556
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	274	3,351
Griffon Corp. (Building Products)	55	3,458

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued
	Shares	Value
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	414	$5,920
H.B. Fuller Co. (Chemicals)	118	8,635
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	1,483	10,307
Hanmi Financial Corp. (Banks)	127	2,904
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	492	17,215
Harmonic, Inc.* (Communications Equipment)	224	2,484
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	70	2,249
Haynes International, Inc. (Metals & Mining)	23	1,388
Hayward Holdings, Inc.* (Building Products)	601	9,772
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	310	3,401
HealthStream, Inc. (Health Care Technology)	47	1,374
Heartland Express, Inc. (Ground Transportation)	83	897
Heidrick & Struggles International, Inc. (Professional Services)	87	3,398
Helen of Troy, Ltd.* (Household Durables)	98	6,238
Helmerich & Payne, Inc. (Energy Equipment & Services)	190	6,383
Heritage Financial Corp. (Banks)	144	3,311
Hertz Global Holdings, Inc.* (Ground Transportation)	519	1,443
Highwoods Properties, Inc. (Office REITs)	447	14,992
Hillenbrand, Inc. (Machinery)	296	8,155
Hilltop Holdings, Inc. (Banks)	194	5,942
Hims & Hers Health, Inc.* (Health Care Providers & Services)	797	15,008
HNI Corp. (Commercial Services & Supplies)	80	3,942
Hope Bancorp, Inc. (Banks)	509	6,307
Horace Mann Educators Corp. (Insurance)	172	6,405
Hub Group, Inc. - Class A (Air Freight & Logistics)	261	11,325
Hudson Pacific Properties, Inc. (Office REITs)	595	2,570
IAC, Inc.* (Interactive Media & Services)	181	8,680
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	142	3,871
ICU Medical, Inc.* (Health Care Equipment & Supplies)	104	17,756
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	30	5,700
Inari Medical, Inc.* (Health Care Equipment & Supplies)	92	4,453
Independent Bank Corp. (Banks)	181	11,385
Independent Bank Group, Inc. (Banks)	151	8,812
Ingevity Corp.* (Chemicals)	152	6,352
Innospec, Inc. (Chemicals)	39	4,203
Innovative Industrial Properties, Inc. (Industrial REITs)	53	6,847
Innovex International, Inc.* (Energy Equipment & Services)	147	2,086
Innoviva, Inc.* (Pharmaceuticals)	117	2,289
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	41	7,172
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	33	6,436
Insteel Industries, Inc. (Building Products)	31	836
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	282	5,290
Interface, Inc. (Commercial Services & Supplies)	247	4,315
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	255	1,007
Itron, Inc.* (Electronic Equipment, Instruments & Components)	98	10,952
Jackson Financial, Inc. - Class A (Financial Services)	318	31,784
JBG SMITH Properties (Office REITs)	366	6,222
JetBlue Airways Corp.* (Passenger Airlines)	1,259	7,176
John B Sanfilippo & Son, Inc. (Food Products)	17	1,403
John Bean Technologies Corp. (Machinery)	53	5,905
John Wiley & Sons, Inc. - Class A (Media)	173	8,529
Kaiser Aluminum Corp. (Metals & Mining)	66	4,901
Kelly Services, Inc. - Class A (Professional Services)	138	2,759
Kennametal, Inc. (Machinery)	330	8,356
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	497	5,313
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	247	2,863
Knowles Corp.* (Electronic Equipment, Instruments & Components)	223	3,862
Kohl's Corp. (Broadline Retail)	471	8,704
Koppers Holdings, Inc. (Chemicals)	41	1,394
Korn Ferry (Professional Services)	96	6,782
Krystal Biotech, Inc.* (Biotechnology)	37	6,384
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	87	3,903
Lakeland Financial Corp. (Banks)	57	3,709
La-Z-Boy, Inc. (Household Durables)	81	3,082
LCI Industries (Automobile Components)	40	4,451
Leggett & Platt, Inc. (Household Durables)	568	6,816
Leslie's, Inc.* (Specialty Retail)	782	2,104
LGI Homes, Inc.* (Household Durables)	37	3,758
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	78	8,245
Lincoln National Corp. (Insurance)	718	24,950
Lindsay Corp. (Machinery)	23	2,753
LTC Properties, Inc. (Health Care REITs)	106	4,049
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	4,293	27,432
LXP Industrial Trust (Industrial REITs)	1,245	11,753
Marcus & Millichap, Inc. (Real Estate Management & Development)	59	2,233
MarineMax, Inc.* (Specialty Retail)	82	2,389
Marten Transport, Ltd. (Ground Transportation)	129	1,997
Masterbrand, Inc.* (Building Products)	537	9,645
Mativ Holdings, Inc. (Chemicals)	228	3,523
Matthews International Corp. - Class A (Commercial Services & Supplies)	48	1,118
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	122	1,582
MDU Resources Group, Inc. (Construction & Engineering)	854	24,637
Medical Properties Trust, Inc.(a) (Health Care REITs)	2,532	11,724
Mercury General Corp. (Insurance)	112	7,575

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued
	Shares	Value
Mercury Systems, Inc.* (Aerospace & Defense)	214	$6,923
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	102	10,063
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	22	2,509
Metallus, Inc.* (Metals & Mining)	70	986
MGE Energy, Inc. (Electric Utilities)	67	6,063
MGP Ingredients, Inc. (Beverages)	24	1,153
Middlesex Water Co. (Water Utilities)	40	2,448
MillerKnoll, Inc. (Commercial Services & Supplies)	296	6,619
Minerals Technologies, Inc. (Chemicals)	67	5,044
Mister Car Wash, Inc.* (Diversified Consumer Services)	210	1,577
Moelis & Co. - Class A (Capital Markets)	138	9,163
Monro, Inc. (Specialty Retail)	126	3,454
MP Materials Corp.*(a) (Metals & Mining)	310	5,578
Mr. Cooper Group, Inc.* (Financial Services)	272	24,086
Myers Industries, Inc. (Containers & Packaging)	79	931
Myriad Genetics, Inc.* (Biotechnology)	196	4,304
N-able, Inc.* (Software)	107	1,309
Nabors Industries, Ltd.* (Energy Equipment & Services)	38	2,828
National Bank Holdings Corp. - Class A (Banks)	161	7,239
National Beverage Corp. (Beverages)	44	1,988
National HealthCare Corp. (Health Care Providers & Services)	26	3,017
National Presto Industries, Inc. (Aerospace & Defense)	12	863
National Vision Holdings, Inc.* (Specialty Retail)	331	3,442
Navient Corp. (Consumer Finance)	332	4,724
NBT Bancorp, Inc. (Banks)	199	8,852
NCR Atleos Corp.* (Financial Services)	305	7,985
NCR Voyix Corp.* (Software)	612	7,840
NetScout Systems, Inc.* (Communications Equipment)	301	6,330
New York Mortgage Trust, Inc. (Mortgage REITs)	1	4
Newell Brands, Inc. (Household Durables)	1,754	15,434
NexPoint Residential Trust, Inc. (Residential REITs)	96	3,998
NMI Holdings, Inc.* (Financial Services)	119	4,603
Northwest Bancshares, Inc. (Banks)	537	7,137
Northwest Natural Holding Co. (Gas Utilities)	164	6,377
NV5 Global, Inc.* (Professional Services)	224	5,118
O-I Glass, Inc.* (Containers & Packaging)	657	7,299
Omnicell, Inc.* (Health Care Equipment & Supplies)	192	9,339
OPENLANE, Inc.* (Commercial Services & Supplies)	461	7,284
Organon & Co. (Pharmaceuticals)	1,089	20,450
Outfront Media, Inc. (Specialized REITs)	339	6,021
Owens & Minor, Inc.* (Health Care Providers & Services)	312	3,966
Pacific Premier Bancorp, Inc. (Banks)	406	10,357
Pacira BioSciences, Inc.* (Pharmaceuticals)	195	3,237
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	70	3,667
Park National Corp. (Banks)	37	6,393
Patterson Cos., Inc. (Health Care Providers & Services)	332	6,975
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	680	5,216
Payoneer Global, Inc.* (Financial Services)	632	5,448
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	50	3,183
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	294	7,722
Pebblebrook Hotel Trust (Hotel & Resort REITs)	509	6,098
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	357	4,398
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	131	1,972
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	632	12,482
PennyMac Mortgage Investment Trust (Mortgage REITs)	366	4,934
Perdoceo Education Corp. (Diversified Consumer Services)	116	2,593
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	86	1,988
Phillips Edison & Co., Inc. (Retail REITs)	255	9,642
Phinia, Inc. (Automobile Components)	183	8,524
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	80	1,824
Piper Sandler Cos. (Capital Markets)	35	9,927
Pitney Bowes, Inc. (Commercial Services & Supplies)	658	4,744
PJT Partners, Inc. - Class A (Capital Markets)	43	5,975
Plexus Corp.* (Electronic Equipment, Instruments & Components)	62	8,934
PRA Group, Inc.* (Consumer Finance)	166	3,347
Premier, Inc. - Class A (Health Care Providers & Services)	442	8,906
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	110	8,113
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	107	8,890
ProAssurance Corp.* (Insurance)	217	3,231
ProPetro Holding Corp.* (Energy Equipment & Services)	337	2,329
Protagonist Therapeutics, Inc.* (Biotechnology)	70	3,209
Proto Labs, Inc.* (Machinery)	37	1,014
Provident Financial Services, Inc. (Banks)	550	10,274
Quaker Chemical Corp. (Chemicals)	29	4,396
Quanex Building Products Corp. (Building Products)	60	1,744
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	245	9,322
QuinStreet, Inc.* (Interactive Media & Services)	234	4,914
Radian Group, Inc. (Financial Services)	288	10,054
Ready Capital Corp. (Mortgage REITs)	710	4,864
REGENXBIO, Inc.* (Biotechnology)	110	945
Renasant Corp. (Banks)	268	9,141
Resideo Technologies, Inc.* (Building Products)	620	12,195
Retail Opportunity Investments Corp. (Retail REITs)	538	8,339
Robert Half, Inc. (Professional Services)	431	29,356
Rogers Corp.* (Electronic Equipment, Instruments & Components)	23	2,306

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued
	Shares	Value
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	143	$8,091
RXO, Inc.* (Ground Transportation)	312	8,795
S&T Bancorp, Inc. (Banks)	77	2,924
Sabre Corp.* (Hotels, Restaurants & Leisure)	767	2,454
Safehold, Inc. (Specialized REITs)	192	4,086
Safety Insurance Group, Inc. (Insurance)	61	4,774
Sally Beauty Holdings, Inc.* (Specialty Retail)	435	5,655
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	231	16,193
Saul Centers, Inc. (Retail REITs)	25	979
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	97	4,114
Schneider National, Inc. - Class B (Ground Transportation)	197	5,571
Scholastic Corp. (Media)	106	2,632
Schrodinger, Inc.* (Health Care Technology)	105	1,847
Seacoast Banking Corp. of Florida (Banks)	357	9,532
Sealed Air Corp. (Containers & Packaging)	370	13,386
Select Medical Holdings Corp. (Health Care Providers & Services)	444	14,244
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	174	7,688
Sensient Technologies Corp. (Chemicals)	102	7,699
Service Properties Trust (Hotel & Resort REITs)	701	2,243
ServisFirst Bancshares, Inc. (Banks)	114	9,478
Shoe Carnival, Inc. (Specialty Retail)	76	2,605
Shutterstock, Inc. (Interactive Media & Services)	49	1,572
Simmons First National Corp. - Class A (Banks)	530	12,296
Simulations Plus, Inc. (Health Care Technology)	29	789
SITE Centers Corp.* (Retail REITs)	106	1,691
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	35	5,915
SJW Group (Water Utilities)	70	3,896
SkyWest, Inc.* (Passenger Airlines)	79	7,521
SL Green Realty Corp. (Office REITs)	273	20,643
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	147	2,508
SolarWinds Corp. (Software)	128	1,674
Sonic Automotive, Inc. - Class A (Specialty Retail)	60	3,404
Sonos, Inc.* (Household Durables)	510	6,390
Southside Bancshares, Inc. (Banks)	75	2,430
SpartanNash Co. (Consumer Staples Distribution & Retail)	142	2,988
Sprinklr, Inc.* - Class A (Software)	507	3,767
STAAR Surgical Co.* (Health Care Equipment & Supplies)	81	2,348
Standard Motor Products, Inc. (Automobile Components)	88	2,833
Stellar Bancorp, Inc. (Banks)	203	5,526
Stepan Co. (Chemicals)	90	6,511
StepStone Group, Inc. - Class A (Capital Markets)	183	11,005
Stewart Information Services Corp. (Insurance)	118	8,118
StoneX Group, Inc.* (Capital Markets)	120	10,805
Strategic Education, Inc. (Diversified Consumer Services)	60	5,217
Sturm Ruger & Co., Inc. (Leisure Products)	70	2,752
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	225	1,377
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	90	1,265
SunCoke Energy, Inc. (Metals & Mining)	355	3,660
Sunrun, Inc.* (Electrical Equipment)	945	13,655
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	141	4,804
Sylvamo Corp. (Paper & Forest Products)	145	12,328
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	526	5,376
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	149	4,674
TechTarget, Inc.* (Media)	45	1,303
TEGNA, Inc. (Media)	699	11,484
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	206	6,128
The Andersons, Inc. (Consumer Staples Distribution & Retail)	62	2,815
The Buckle, Inc. (Specialty Retail)	47	2,000
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	107	4,946
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	146	5,828
The GEO Group, Inc.* (Commercial Services & Supplies)	574	8,713
The Greenbrier Cos., Inc. (Machinery)	132	7,824
The Hain Celestial Group, Inc.* (Food Products)	380	3,317
The Macerich Co. (Retail REITs)	914	17,091
The ODP Corp.* (Specialty Retail)	142	4,406
The Simply Good Foods Co.* (Food Products)	142	4,780
Thryv Holdings, Inc.* (Media)	144	2,071
Titan International, Inc.* (Machinery)	207	1,333
Tompkins Financial Corp. (Banks)	51	3,292
Tootsie Roll Industries, Inc. (Food Products)	26	758
Topgolf Callaway Brands Corp.* (Leisure Products)	597	5,797
TreeHouse Foods, Inc.* (Food Products)	196	7,130
Tri Pointe Homes, Inc.* (Household Durables)	153	6,186
Trinity Industries, Inc. (Machinery)	173	5,930
Triumph Group, Inc.* (Aerospace & Defense)	326	4,512
Trupanion, Inc.* (Insurance)	70	3,835
TrustCo Bank Corp. (Banks)	80	2,638
Trustmark Corp. (Banks)	257	8,923
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	430	9,649
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	29	2,325
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	188	6,289
UniFirst Corp. (Commercial Services & Supplies)	38	6,833
United Community Banks, Inc. (Banks)	506	14,401
United Fire Group, Inc. (Insurance)	90	1,768
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	254	5,166
Uniti Group, Inc. (Specialized REITs)	494	2,505

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued
	Shares	Value
Unitil Corp. (Multi-Utilities)	38	$2,200
Universal Corp. (Tobacco)	105	5,347
Universal Health Realty Income Trust (Health Care REITs)	29	1,147
Upbound Group, Inc. (Specialty Retail)	91	2,661
Urban Edge Properties (Retail REITs)	212	4,715
USANA Health Sciences, Inc.* (Personal Care Products)	47	1,736
Veris Residential, Inc. (Residential REITs)	206	3,393
Veritex Holdings, Inc. (Banks)	230	6,210
Vestis Corp. (Commercial Services & Supplies)	226	3,056
VF Corp. (Textiles, Apparel & Luxury Goods)	1,397	28,932
Viasat, Inc.* (Communications Equipment)	354	3,398
Viavi Solutions, Inc.* (Communications Equipment)	939	8,659
Vicor Corp.* (Electrical Equipment)	45	2,057
Victoria's Secret & Co.* (Specialty Retail)	331	10,016
Vir Biotechnology, Inc.* (Biotechnology)	386	2,891
Virtu Financial, Inc. - Class A (Capital Markets)	344	10,650
Virtus Investment Partners, Inc. (Capital Markets)	11	2,380
Vista Outdoor, Inc.* (Leisure Products)	247	10,861
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	59	1,609
Wabash National Corp. (Machinery)	185	3,226
WaFd, Inc. (Banks)	342	11,621
Walker & Dunlop, Inc. (Financial Services)	78	8,531
Werner Enterprises, Inc. (Ground Transportation)	263	9,702
Westamerica BanCorp (Banks)	44	2,267
Whitestone REIT (Retail REITs)	93	1,282
Winnebago Industries, Inc. (Automobiles)	53	2,970
WK Kellogg Co. (Food Products)	278	4,623
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	280	3,727
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	339	5,217
World Kinect Corp. (Oil, Gas & Consumable Fuels)	250	6,538
Worthington Enterprises, Inc. (Household Durables)	41	1,570
Worthington Steel, Inc. (Metals & Mining)	45	1,721
WSFS Financial Corp. (Banks)	138	6,785
Xencor, Inc.* (Biotechnology)	125	2,626
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	178	2,522
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	487	3,978
Ziff Davis, Inc.* (Interactive Media & Services)	187	8,652
Zurn Elkay Water Solutions Corp. (Building Products)	350	12,636
TOTAL COMMON STOCKS
(Cost $2,219,256)		2,869,117

Collateral for Securities Loaned(b) (0.8%)

Invesco Government & Agency Portfolio - Institutional Shares, 4.78%(c)	21,658	21,658
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $21,658)		21,658
TOTAL INVESTMENT SECURITIES
(Cost $2,240,914) - 100.3%		2,890,775
Net other assets (liabilities) - (0.3)%		(8,168)
NET ASSETS - 100.0%		$2,882,607

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2024. The total value of securities on loan as of October 31, 2024 was $20,373.
(b)	Securities were purchased with cash collateral held from securities on loan at October 31, 2024.
(c)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2024.

REIT	Real Estate Investment Trust

Small-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Small-Cap Value ProFund invested in the following industries as of October 31, 2024:
	Value	% of Net Assets
Aerospace & Defense	$14,705	0.5%
Air Freight & Logistics	14,151	0.5%
Automobile Components	41,104	1.4%
Automobiles	2,970	0.1%
Banks	424,793	14.7%
Beverages	3,141	0.1%
Biotechnology	29,934	1.0%
Broadline Retail	22,644	0.8%
Building Products	56,674	2.0%
Capital Markets	78,830	2.7%
Chemicals	61,003	2.1%
Commercial Services & Supplies	81,166	2.8%
Communications Equipment	33,075	1.2%
Construction & Engineering	61,688	2.1%
Consumer Finance	37,910	1.3%
Consumer Staples Distribution & Retail	31,607	1.1%
Containers & Packaging	21,617	0.8%
Diversified Consumer Services	9,387	0.3%
Diversified REITs	30,568	1.1%
Diversified Telecommunication Services	41,767	1.5%
Electric Utilities	6,063	0.2%
Electrical Equipment	15,712	0.6%
Electronic Equipment, Instruments & Components	86,055	3.0%
Energy Equipment & Services	30,748	1.1%
Financial Services	92,490	3.2%
Food Products	29,400	1.0%
Gas Utilities	12,367	0.4%
Ground Transportation	28,405	1.0%
Health Care Equipment & Supplies	78,702	2.7%
Health Care Providers & Services	73,447	2.6%
Health Care REITs	24,793	0.9%
Health Care Technology	6,000	0.2%
Hotel & Resort REITs	12,240	0.4%
Hotels, Restaurants & Leisure	46,910	1.6%
Household Durables	56,078	2.0%
Household Products	12,587	0.4%
Independent Power and Renewable Electricity Producers	13,794	0.5%
Industrial REITs	18,600	0.7%
Insurance	87,481	3.0%
Interactive Media & Services	23,818	0.8%
IT Services	19,982	0.7%
Leisure Products	19,410	0.7%
Life Sciences Tools & Services	12,560	0.4%
Machinery	83,669	2.9%
Media	32,850	1.1%
Metals & Mining	25,527	0.9%
Mortgage REITs	62,498	2.2%
Multi-Utilities	14,643	0.5%
Office REITs	66,235	2.3%
Oil, Gas & Consumable Fuels	35,870	1.2%
Paper & Forest Products	14,116	0.5%
Passenger Airlines	45,398	1.6%
Personal Care Products	9,041	0.3%
Pharmaceuticals	58,133	2.0%
Professional Services	50,210	1.7%
Real Estate Management & Development	20,648	0.7%
Residential REITs	18,142	0.6%
Retail REITs	63,230	2.2%
Semiconductors & Semiconductor Equipment	57,160	2.0%
Software	52,305	1.8%
Specialized REITs	18,729	0.7%
Specialty Retail	115,732	4.0%
Technology Hardware, Storage & Peripherals	5,178	0.2%
Textiles, Apparel & Luxury Goods	49,513	1.7%
Tobacco	5,347	0.2%
Trading Companies & Distributors	31,260	1.1%
Water Utilities	20,301	0.7%
Wireless Telecommunication Services	7,006	0.2%
Other **	13,490	0.5%
Total	$2,882,607	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (79.5%)

	Shares	Value
Accenture PLC - Class A (IT Services)	4,369	$1,506,518
Adobe, Inc.* (Software)	3,094	1,479,180
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	11,290	1,626,550
Akamai Technologies, Inc.* (IT Services)	1,057	106,842
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	8,401	563,036
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,462	772,407
ANSYS, Inc.* (Software)	609	195,130
Apple, Inc. (Technology Hardware, Storage & Peripherals)	40,683	9,190,697
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,776	1,048,806
Arista Networks, Inc.* (Communications Equipment)	1,797	694,433
Autodesk, Inc.* (Software)	1,503	426,551
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	16,426	2,788,642
Cadence Design Systems, Inc.* (Software)	1,910	527,389
CDW Corp. (Electronic Equipment, Instruments & Components)	932	175,430
Cisco Systems, Inc. (Communications Equipment)	28,105	1,539,311
Cognizant Technology Solutions Corp. - Class A (IT Services)	3,457	257,858
Corning, Inc. (Electronic Equipment, Instruments & Components)	5,373	255,701
Crowdstrike Holdings, Inc.* - Class A (Software)	1,611	478,258
Dell Technologies, Inc. - Class C (Technology Hardware, Storage & Peripherals)	2,007	248,125
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	944	78,390
EPAM Systems, Inc.* (IT Services)	397	74,894
F5, Inc.* (Communications Equipment)	407	95,189
Fair Isaac Corp.* (Software)	171	340,822
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	747	145,277
Fortinet, Inc.* (Software)	4,429	348,385
Gartner, Inc.* (IT Services)	538	270,345
Gen Digital, Inc. (Software)	3,779	110,007
GoDaddy, Inc.* - Class A (IT Services)	983	163,964
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	9,065	176,677
HP, Inc. (Technology Hardware, Storage & Peripherals)	6,826	242,460
Intel Corp. (Semiconductors & Semiconductor Equipment)	29,766	640,564
International Business Machines Corp. (IT Services)	6,426	1,328,383
Intuit, Inc. (Software)	1,950	1,190,085
Jabil, Inc. (Electronic Equipment, Instruments & Components)	791	97,364
Juniper Networks, Inc. (Communications Equipment)	2,297	89,353
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,218	181,494
KLA Corp. (Semiconductors & Semiconductor Equipment)	938	624,924
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	9,100	676,585
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,742	274,551
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,734	770,693
Microsoft Corp. (Software)	19,889	8,081,895
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	340	258,162
Motorola Solutions, Inc. (Communications Equipment)	1,164	523,043
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,435	165,470
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	65,824	8,738,793
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,777	416,707
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,989	210,695
Oracle Corp. (Software)	11,150	1,871,416
Palantir Technologies, Inc.* - Class A (Software)	14,048	583,835
Palo Alto Networks, Inc.* (Software)	2,259	813,985
PTC, Inc.* (Software)	838	155,307
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	662	47,174
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	7,771	1,264,886
Roper Technologies, Inc. (Software)	748	402,222
Salesforce, Inc. (Software)	6,760	1,969,661
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,465	147,042
ServiceNow, Inc.* (Software)	1,437	1,340,707
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,114	97,564
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	3,511	102,205
Synopsys, Inc.* (Software)	1,068	548,535
TE Connectivity PLC (Electronic Equipment, Instruments & Components)	2,120	312,530
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	326	148,434
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,138	120,867
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,370	1,294,129
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,703	103,032
Tyler Technologies, Inc.* (Software)	297	179,860
VeriSign, Inc.* (IT Services)	585	103,451
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	2,278	148,776
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	359	137,127
TOTAL COMMON STOCKS
(Cost $31,683,625)		62,088,780

Technology UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b)  (25.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $19,632,557	$19,630,000	$19,630,000
TOTAL REPURCHASE AGREEMENTS
(Cost $19,630,000)		19,630,000
TOTAL INVESTMENT SECURITIES
(Cost $51,313,625) - 104.7%		81,718,780
Net other assets (liabilities) - (4.7)%		(3,693,696)
NET ASSETS - 100.0%		$78,025,084

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $11,333,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	11/25/24	5.58%	$30,712,274	$(962,435)
S&P Technology Select Sector Index	UBS AG	11/25/24	5.63%	24,469,050	(854,411)
				$55,181,324	$(1,816,846)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Communications Equipment	$2,941,329	3.8%
Electronic Equipment, Instruments & Components	1,974,148	2.5%
IT Services	3,812,255	4.9%
Semiconductors & Semiconductor Equipment	21,896,366	28.0%
Software	21,043,230	27.0%
Technology Hardware, Storage & Peripherals	10,421,452	13.3%
Other **	15,936,304	20.5%
Total	$78,025,084	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraBear ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b)  (96.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $6,900,899	$6,900,000	$6,900,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,900,000)		6,900,000
TOTAL INVESTMENT SECURITIES
(Cost $6,900,000) - 96.1%		6,900,000
Net other assets (liabilities) - 3.9%		278,933
NET ASSETS - 100.0%		$7,178,933

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $2,245,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	3	12/23/24	$(860,775)	$(17,572)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/24	(5.33)%	$(5,323,185)	$90,983
S&P 500	UBS AG	11/27/24	(5.23)%	(8,187,321)	172,389
				$(13,510,506)	$263,372

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (73.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,348	$173,178
A.O. Smith Corp. (Building Products)	294	22,079
Abbott Laboratories (Health Care Equipment & Supplies)	4,271	484,202
AbbVie, Inc. (Biotechnology)	4,337	884,185
Accenture PLC - Class A (IT Services)	1,537	529,988
Adobe, Inc.* (Software)	1,088	520,151
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,975	572,678
Aflac, Inc. (Insurance)	1,236	129,520
Agilent Technologies, Inc. (Life Sciences Tools & Services)	717	93,432
Air Products and Chemicals, Inc. (Chemicals)	547	169,860
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,081	145,708
Akamai Technologies, Inc.* (IT Services)	371	37,501
Albemarle Corp. (Chemicals)	288	27,282
Alexandria Real Estate Equities, Inc. (Office REITs)	381	42,500
Align Technology, Inc.* (Health Care Equipment & Supplies)	172	35,265
Allegion PLC (Building Products)	214	29,881
Alliant Energy Corp. (Electric Utilities)	632	37,920
Alphabet, Inc. - Class A (Interactive Media & Services)	14,383	2,461,075
Alphabet, Inc. - Class C (Interactive Media & Services)	11,789	2,035,842
Altria Group, Inc. (Tobacco)	4,190	228,187
Amazon.com, Inc.* (Broadline Retail)	22,928	4,273,780
Amcor PLC (Containers & Packaging)	3,551	39,523
Amentum Holdings, Inc.* (Professional Services)	311	9,249
Ameren Corp. (Multi-Utilities)	654	56,970
American Electric Power Co., Inc. (Electric Utilities)	1,306	128,968
American Express Co. (Consumer Finance)	1,378	372,171
American International Group, Inc. (Insurance)	1,580	119,890
American Tower Corp. (Specialized REITs)	1,146	244,718
American Water Works Co., Inc. (Water Utilities)	479	66,155
Ameriprise Financial, Inc. (Capital Markets)	241	122,982
AMETEK, Inc. (Electrical Equipment)	568	104,137
Amgen, Inc. (Biotechnology)	1,320	422,611
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	2,956	198,112
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,218	271,748
ANSYS, Inc.* (Software)	215	68,888
Aon PLC - Class A (Insurance)	533	195,542
APA Corp. (Oil, Gas & Consumable Fuels)	912	21,523
Apple, Inc. (Technology Hardware, Storage & Peripherals)	37,321	8,431,187
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,033	369,152
Aptiv PLC* (Automobile Components)	652	37,053
Arch Capital Group, Ltd.* (Insurance)	920	90,675
Archer-Daniels-Midland Co. (Food Products)	1,176	64,927
Arista Networks, Inc.* (Communications Equipment)	632	244,230
Arthur J. Gallagher & Co. (Insurance)	537	151,004
Assurant, Inc. (Insurance)	127	24,346
AT&T, Inc. (Diversified Telecommunication Services)	17,604	396,794
Atmos Energy Corp. (Gas Utilities)	380	52,736
Autodesk, Inc.* (Software)	529	150,130
Automatic Data Processing, Inc. (Professional Services)	1,001	289,528
AutoZone, Inc.* (Specialty Retail)	42	126,378
AvalonBay Communities, Inc. (Residential REITs)	349	77,343
Avery Dennison Corp. (Containers & Packaging)	198	40,992
Axon Enterprise, Inc.* (Aerospace & Defense)	175	74,113
Baker Hughes Co. (Energy Equipment & Services)	2,441	92,953
Ball Corp. (Containers & Packaging)	747	44,260
Bank of America Corp. (Banks)	16,574	693,125
Baxter International, Inc. (Health Care Equipment & Supplies)	1,256	44,839
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	711	166,082
Berkshire Hathaway, Inc.* - Class B (Financial Services)	4,495	2,026,885
Best Buy Co., Inc. (Specialty Retail)	482	43,587
Biogen, Inc.* (Biotechnology)	357	62,118
Bio-Techne Corp. (Life Sciences Tools & Services)	388	28,615
BlackRock, Inc. (Capital Markets)	342	335,512
Blackstone, Inc. (Capital Markets)	1,768	296,582
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	81	378,776
BorgWarner, Inc. (Automobile Components)	562	18,900
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,616	303,816
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,978	277,623
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	11,426	1,939,792
Broadridge Financial Solutions, Inc. (Professional Services)	286	60,306
Brown & Brown, Inc. (Insurance)	582	60,900
Brown-Forman Corp. - Class B (Beverages)	452	19,902
Builders FirstSource, Inc.* (Building Products)	286	49,020
Bunge Global SA (Food Products)	349	29,323
BXP, Inc. (Office REITs)	357	28,760
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	287	29,572
Cadence Design Systems, Inc.* (Software)	673	185,829
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	531	21,267
Camden Property Trust (Residential REITs)	261	30,221
Campbell Soup Co. (Food Products)	487	22,719
Capital One Financial Corp. (Consumer Finance)	939	152,860
Cardinal Health, Inc. (Health Care Providers & Services)	599	65,003

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
CarMax, Inc.* (Specialty Retail)	385	$27,866
Carnival Corp.* (Hotels, Restaurants & Leisure)	2,484	54,648
Carrier Global Corp. (Building Products)	2,061	149,876
Catalent, Inc.* (Pharmaceuticals)	446	26,136
Caterpillar, Inc. (Machinery)	1,192	448,431
Cboe Global Markets, Inc. (Capital Markets)	256	54,674
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	739	96,786
CDW Corp. (Electronic Equipment, Instruments & Components)	328	61,739
Celanese Corp. (Chemicals)	268	33,760
Cencora, Inc. (Health Care Providers & Services)	429	97,846
Centene Corp.* (Health Care Providers & Services)	1,293	80,502
CenterPoint Energy, Inc. (Multi-Utilities)	1,602	47,307
CF Industries Holdings, Inc. (Chemicals)	443	36,428
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	127	22,680
Charter Communications, Inc.* - Class A (Media)	239	78,299
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,176	621,472
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	3,364	187,610
Chubb, Ltd. (Insurance)	922	260,410
Church & Dwight Co., Inc. (Household Products)	602	60,146
Cincinnati Financial Corp. (Insurance)	382	53,797
Cintas Corp. (Commercial Services & Supplies)	842	173,292
Cisco Systems, Inc. (Communications Equipment)	9,891	541,730
Citigroup, Inc. (Banks)	4,685	300,636
Citizens Financial Group, Inc. (Banks)	1,103	46,458
CME Group, Inc. (Capital Markets)	885	199,444
CMS Energy Corp. (Multi-Utilities)	733	51,024
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,217	90,776
Colgate-Palmolive Co. (Household Products)	2,006	187,982
Comcast Corp. - Class A (Media)	9,485	414,210
Conagra Brands, Inc. (Food Products)	1,178	34,091
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,851	312,299
Consolidated Edison, Inc. (Multi-Utilities)	849	86,326
Constellation Brands, Inc. - Class A (Beverages)	384	89,219
Constellation Energy Corp. (Electric Utilities)	768	201,953
Copart, Inc.* (Commercial Services & Supplies)	2,151	110,712
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,893	90,088
Corpay, Inc.* (Software)	170	56,052
Corteva, Inc. (Chemicals)	1,699	103,503
CoStar Group, Inc.* (Real Estate Management & Development)	1,007	73,300
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	1,088	951,108
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	1,818	43,487
Crowdstrike Holdings, Inc.* - Class A (Software)	567	168,325
Crown Castle, Inc. (Specialized REITs)	1,067	114,692
CSX Corp. (Ground Transportation)	4,763	160,227
Cummins, Inc. (Machinery)	337	110,866
CVS Health Corp. (Health Care Providers & Services)	3,089	174,405
D.R. Horton, Inc. (Household Durables)	721	121,848
Danaher Corp. (Life Sciences Tools & Services)	1,577	387,406
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	291	46,566
DaVita, Inc.* (Health Care Providers & Services)	113	15,799
Dayforce, Inc.* (Professional Services)	389	27,600
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	374	60,173
Deere & Co. (Machinery)	628	254,146
Dell Technologies, Inc. - Class C (Technology Hardware, Storage & Peripherals)	708	87,530
Delta Air Lines, Inc. (Passenger Airlines)	1,575	90,122
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,540	59,567
Dexcom, Inc.* (Health Care Equipment & Supplies)	985	69,423
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	438	77,425
Digital Realty Trust, Inc. (Specialized REITs)	754	134,385
Discover Financial Services (Consumer Finance)	615	91,284
Dollar General Corp. (Consumer Staples Distribution & Retail)	539	43,142
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	497	32,126
Dominion Energy, Inc. (Multi-Utilities)	2,060	122,632
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	86	35,581
Dover Corp. (Machinery)	338	63,994
Dow, Inc. (Chemicals)	1,722	85,032
DTE Energy Co. (Multi-Utilities)	508	63,104
Duke Energy Corp. (Electric Utilities)	1,895	218,437
DuPont de Nemours, Inc. (Chemicals)	1,024	84,982
Eastman Chemical Co. (Chemicals)	287	30,161
Eaton Corp. PLC (Electrical Equipment)	977	323,953
eBay, Inc. (Broadline Retail)	1,201	69,070
Ecolab, Inc. (Chemicals)	620	152,353
Edison International (Electric Utilities)	949	78,198
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,481	99,242
Electronic Arts, Inc. (Entertainment)	591	89,152
Elevance Health, Inc. (Health Care Providers & Services)	569	230,877
Eli Lilly & Co. (Pharmaceuticals)	1,937	1,607,207
Emerson Electric Co. (Electrical Equipment)	1,406	152,228
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	334	27,735
Entergy Corp. (Electric Utilities)	525	81,260
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,396	170,256

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
EPAM Systems, Inc.* (IT Services)	138		$26,034
EQT Corp. (Oil, Gas & Consumable Fuels)	1,461		53,385
Equifax, Inc. (Professional Services)	305		80,831
Equinix, Inc. (Specialized REITs)	234		212,491
Equity Residential (Residential REITs)	839		59,040
Erie Indemnity Co. - Class A (Insurance)	62		27,828
Essex Property Trust, Inc. (Residential REITs)	159		45,134
Everest Group, Ltd. (Insurance)	107		38,050
Evergy, Inc. (Electric Utilities)	567		34,269
Eversource Energy (Electric Utilities)	879		57,882
Exelon Corp. (Electric Utilities)	2,455		96,482
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	307		47,987
Expeditors International of Washington, Inc. (Air Freight & Logistics)	347		41,293
Extra Space Storage, Inc. (Specialized REITs)	521		85,079
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	10,904		1,273,369
F5, Inc.* (Communications Equipment)	142		33,211
FactSet Research Systems, Inc. (Capital Markets)	94		42,682
Fair Isaac Corp.* (Software)	59		117,593
Fastenal Co. (Trading Companies & Distributors)	1,405		109,843
Federal Realty Investment Trust (Retail REITs)	185		20,505
FedEx Corp. (Air Freight & Logistics)	553		151,439
Fidelity National Information Services, Inc. (Financial Services)	1,338		120,059
Fifth Third Bancorp (Banks)	1,664		72,684
First Horizon Corp. (Banks)	–	†	5
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	263		51,148
FirstEnergy Corp. (Electric Utilities)	1,260		52,706
Fiserv, Inc.* (Financial Services)	1,412		279,435
FMC Corp. (Chemicals)	307		19,952
Ford Motor Co. (Automobiles)	9,588		98,661
Fortinet, Inc.* (Software)	1,560		122,710
Fortive Corp. (Machinery)	859		61,358
Fox Corp. - Class A (Media)	555		23,310
Fox Corp. - Class B (Media)	327		12,740
Franklin Resources, Inc. (Capital Markets)	762		15,827
Freeport-McMoRan, Inc. (Metals & Mining)	3,529		158,875
Garmin, Ltd. (Household Durables)	376		74,580
Gartner, Inc.* (IT Services)	190		95,475
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	1,043		91,106
GE Vernova, Inc.* (Electrical Equipment)	675		203,621
Gen Digital, Inc. (Software)	1,333		38,804
Generac Holdings, Inc.* (Electrical Equipment)	147		24,336
General Dynamics Corp. (Aerospace & Defense)	633		184,589
General Electric Co. (Industrial Conglomerates)	2,662		457,278
General Mills, Inc. (Food Products)	1,367		92,983
General Motors Co. (Automobiles)	2,760		140,098
Genuine Parts Co. (Distributors)	342		39,227
Gilead Sciences, Inc. (Biotechnology)	3,057		271,523
Global Payments, Inc. (Financial Services)	623		64,611
Globe Life, Inc. (Insurance)	220		23,232
GoDaddy, Inc.* - Class A (IT Services)	347		57,880
Halliburton Co. (Energy Equipment & Services)	2,171		60,224
Hasbro, Inc. (Leisure Products)	323		21,198
HCA Healthcare, Inc. (Health Care Providers & Services)	457		163,944
Healthpeak Properties, Inc. (Health Care REITs)	1,733		38,906
Henry Schein, Inc.* (Health Care Providers & Services)	311		21,842
Hess Corp. (Oil, Gas & Consumable Fuels)	679		91,312
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	3,195		62,271
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	605		142,084
Hologic, Inc.* (Health Care Equipment & Supplies)	572		46,258
Honeywell International, Inc. (Industrial Conglomerates)	1,598		328,677
Hormel Foods Corp. (Food Products)	718		21,935
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,730		29,825
Howmet Aerospace, Inc. (Aerospace & Defense)	1,002		99,919
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,406		85,461
Hubbell, Inc. (Electrical Equipment)	131		55,941
Humana, Inc. (Health Care Providers & Services)	295		76,060
Huntington Bancshares, Inc. (Banks)	3,567		55,610
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	97		17,941
IDEX Corp. (Machinery)	186		39,923
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	202		82,198
Illinois Tool Works, Inc. (Machinery)	662		172,868
Incyte Corp.* (Biotechnology)	394		29,203
Ingersoll Rand, Inc. (Machinery)	990		95,040
Insulet Corp.* (Health Care Equipment & Supplies)	172		39,823
Intel Corp. (Semiconductors & Semiconductor Equipment)	10,478		225,487
Intercontinental Exchange, Inc. (Capital Markets)	1,409		219,621
International Business Machines Corp. (IT Services)	2,260		467,187
International Flavors & Fragrances, Inc. (Chemicals)	627		62,343
International Paper Co. (Containers & Packaging)	854		47,431
Intuit, Inc. (Software)	686		418,666
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	871		438,845
Invesco, Ltd. (Capital Markets)	1,106		19,178
Invitation Homes, Inc. (Residential REITs)	1,401		44,005
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	426		87,679
Iron Mountain, Inc. (Specialized REITs)	720		89,086
J.B. Hunt Transport Services, Inc. (Ground Transportation)	198		35,763
Jabil, Inc. (Electronic Equipment, Instruments & Components)	279		34,342

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Jack Henry & Associates, Inc. (Financial Services)	178	$32,384
Jacobs Solutions, Inc. (Professional Services)	308	43,299
Johnson & Johnson (Pharmaceuticals)	5,911	944,933
Johnson Controls International PLC (Building Products)	1,640	123,902
JPMorgan Chase & Co. (Banks)	6,983	1,549,666
Juniper Networks, Inc. (Communications Equipment)	811	31,548
Kellanova (Food Products)	658	53,068
Kenvue, Inc. (Personal Care Products)	4,705	107,885
Keurig Dr Pepper, Inc. (Beverages)	2,600	85,670
KeyCorp (Banks)	2,283	39,382
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	430	64,074
Kimberly-Clark Corp. (Household Products)	828	111,101
Kimco Realty Corp. (Retail REITs)	1,658	39,328
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,743	116,251
KKR & Co., Inc. (Capital Markets)	1,655	228,787
KLA Corp. (Semiconductors & Semiconductor Equipment)	329	219,190
L3Harris Technologies, Inc. (Aerospace & Defense)	467	115,568
Labcorp Holdings, Inc. (Health Care Providers & Services)	205	46,795
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	3,195	237,548
Lamb Weston Holdings, Inc. (Food Products)	353	27,425
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	870	45,110
Leidos Holdings, Inc. (Professional Services)	330	60,443
Lennar Corp. - Class A (Household Durables)	594	101,158
Linde PLC (Chemicals)	1,181	538,712
Live Nation Entertainment, Inc.* (Entertainment)	384	44,982
LKQ Corp. (Distributors)	649	23,877
Lockheed Martin Corp. (Aerospace & Defense)	521	284,492
Loews Corp. (Insurance)	449	35,453
Lowe's Cos., Inc. (Specialty Retail)	1,399	366,300
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	282	84,008
LyondellBasell Industries N.V. - Class A (Chemicals)	639	55,497
M&T Bank Corp. (Banks)	410	79,819
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,377	38,143
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	822	119,576
MarketAxess Holdings, Inc. (Capital Markets)	94	27,205
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	574	149,124
Marsh & McLennan Cos., Inc. (Insurance)	1,207	263,417
Martin Marietta Materials, Inc. (Construction Materials)	149	88,259
Masco Corp. (Building Products)	536	42,832
Mastercard, Inc. - Class A (Financial Services)	2,024	1,011,170
Match Group, Inc.* (Interactive Media & Services)	635	22,879
McCormick & Co., Inc. (Food Products)	618	48,352
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,762	514,697
McKesson Corp. (Health Care Providers & Services)	318	159,188
Medtronic PLC (Health Care Equipment & Supplies)	3,148	280,959
Merck & Co., Inc. (Pharmaceuticals)	6,222	636,635
Meta Platforms, Inc. - Class A (Interactive Media & Services)	5,363	3,043,932
MetLife, Inc. (Insurance)	1,444	113,238
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	52	67,171
MGM Resorts International* (Hotels, Restaurants & Leisure)	570	21,016
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,318	96,702
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,721	271,148
Microsoft Corp. (Software)	18,247	7,414,669
Mid-America Apartment Communities, Inc. (Residential REITs)	287	43,435
Moderna, Inc.* (Biotechnology)	831	45,173
Mohawk Industries, Inc.* (Household Durables)	128	17,187
Molina Healthcare, Inc.* (Health Care Providers & Services)	143	45,934
Molson Coors Beverage Co. - Class B (Beverages)	434	23,640
Mondelez International, Inc. - Class A (Food Products)	3,279	224,545
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	120	91,116
Monster Beverage Corp.* (Beverages)	1,732	91,242
Moody's Corp. (Capital Markets)	384	174,351
Morgan Stanley (Capital Markets)	3,059	355,609
Motorola Solutions, Inc. (Communications Equipment)	409	183,784
MSCI, Inc. (Capital Markets)	194	110,813
Nasdaq, Inc. (Capital Markets)	1,016	75,103
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	503	58,001
Netflix, Inc.* (Entertainment)	1,053	796,099
Newmont Corp. (Metals & Mining)	2,818	128,050
News Corp. - Class A (Media)	931	25,370
News Corp. - Class B (Media)	280	8,131
NextEra Energy, Inc. (Electric Utilities)	5,044	399,736
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,950	227,533
NiSource, Inc. (Multi-Utilities)	1,104	38,817
Nordson Corp. (Machinery)	133	32,969
Norfolk Southern Corp. (Ground Transportation)	555	138,989
Northern Trust Corp. (Capital Markets)	495	49,757
Northrop Grumman Corp. (Aerospace & Defense)	338	172,049
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,084	27,469

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
NRG Energy, Inc. (Electric Utilities)	506	$45,742
Nucor Corp. (Metals & Mining)	583	82,693
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	60,385	8,016,712
NVR, Inc.* (Household Durables)	7	64,070
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	624	146,328
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,655	82,932
Old Dominion Freight Line, Inc. (Ground Transportation)	465	93,614
Omnicom Group, Inc. (Media)	480	48,480
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,053	74,226
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,435	139,023
Oracle Corp. (Software)	3,923	658,436
O'Reilly Automotive, Inc.* (Specialty Retail)	142	163,746
Otis Worldwide Corp. (Machinery)	982	96,432
PACCAR, Inc. (Machinery)	1,287	134,208
Packaging Corp. of America (Containers & Packaging)	219	50,138
Palantir Technologies, Inc.* - Class A (Software)	4,945	205,514
Palo Alto Networks, Inc.* (Software)	795	286,462
Paramount Global - Class B (Media)	1,463	16,005
Parker-Hannifin Corp. (Machinery)	315	199,732
Paychex, Inc. (Professional Services)	787	109,653
Paycom Software, Inc. (Professional Services)	120	25,084
PayPal Holdings, Inc.* (Financial Services)	2,511	199,122
Pentair PLC (Machinery)	406	40,243
PepsiCo, Inc. (Beverages)	3,373	560,188
Pfizer, Inc. (Pharmaceuticals)	13,914	393,766
PG&E Corp. (Electric Utilities)	5,251	106,175
Philip Morris International, Inc. (Tobacco)	3,816	506,384
Phillips 66 (Oil, Gas & Consumable Fuels)	1,026	124,987
Pinnacle West Capital Corp. (Electric Utilities)	279	24,499
Pool Corp. (Distributors)	95	34,356
PPG Industries, Inc. (Chemicals)	572	71,220
PPL Corp. (Electric Utilities)	1,815	59,096
Principal Financial Group, Inc. (Insurance)	523	43,095
Prologis, Inc. (Industrial REITs)	2,274	256,826
Prudential Financial, Inc. (Insurance)	876	107,292
PTC, Inc.* (Software)	295	54,672
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,222	109,259
Public Storage (Specialized REITs)	386	127,017
PulteGroup, Inc. (Household Durables)	509	65,931
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	234	16,675
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	2,734	445,013
Quanta Services, Inc. (Construction & Engineering)	362	109,190
Quest Diagnostics, Inc. (Health Care Providers & Services)	274	42,423
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	99	19,595
Raymond James Financial, Inc. (Capital Markets)	456	67,588
Realty Income Corp. (Retail REITs)	2,140	127,052
Regency Centers Corp. (Retail REITs)	402	28,719
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	260	217,932
Regions Financial Corp. (Banks)	2,250	53,708
Republic Services, Inc. (Commercial Services & Supplies)	500	99,000
ResMed, Inc. (Health Care Equipment & Supplies)	361	87,532
Revvity, Inc. (Life Sciences Tools & Services)	304	36,051
Rockwell Automation, Inc. (Electrical Equipment)	279	74,412
Rollins, Inc. (Commercial Services & Supplies)	691	32,574
Roper Technologies, Inc. (Software)	263	141,423
Ross Stores, Inc. (Specialty Retail)	820	114,570
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	582	120,096
RTX Corp. (Aerospace & Defense)	3,266	395,154
S&P Global, Inc. (Capital Markets)	785	377,083
Salesforce, Inc. (Software)	2,378	692,878
SBA Communications Corp. (Specialized REITs)	264	60,580
Schlumberger N.V. (Energy Equipment & Services)	3,488	139,764
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	516	51,791
Sempra (Multi-Utilities)	1,556	129,724
ServiceNow, Inc.* (Software)	505	471,160
Simon Property Group, Inc. (Retail REITs)	751	127,009
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	394	34,507
Smurfit WestRock PLC (Containers & Packaging)	1,213	62,469
Snap-on, Inc. (Machinery)	129	42,587
Solventum Corp.* (Health Care Providers & Services)	340	24,677
Southwest Airlines Co. (Passenger Airlines)	1,473	45,044
Stanley Black & Decker, Inc. (Machinery)	377	35,038
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,782	271,801
State Street Corp. (Capital Markets)	733	68,022
Steel Dynamics, Inc. (Metals & Mining)	353	46,067
STERIS PLC (Health Care Equipment & Supplies)	242	53,688
Stryker Corp. (Health Care Equipment & Supplies)	842	299,988
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,240	36,096
Synchrony Financial (Consumer Finance)	972	53,596
Synopsys, Inc.* (Software)	375	192,604
Sysco Corp. (Consumer Staples Distribution & Retail)	1,207	90,465
T. Rowe Price Group, Inc. (Capital Markets)	547	60,093
Take-Two Interactive Software, Inc.* (Entertainment)	401	64,850
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	567	26,904

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	537	$89,658
Target Corp. (Consumer Staples Distribution & Retail)	1,135	170,295
TE Connectivity PLC (Electronic Equipment, Instruments & Components)	745	109,828
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	115	52,362
Teleflex, Inc. (Health Care Equipment & Supplies)	116	23,323
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	401	42,590
Tesla, Inc.* (Automobiles)	6,811	1,701,727
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,241	455,282
Textron, Inc. (Aerospace & Defense)	461	37,074
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,748	28,825
The Allstate Corp. (Insurance)	648	120,865
The Bank of New York Mellon Corp. (Capital Markets)	1,811	136,477
The Boeing Co.* (Aerospace & Defense)	1,795	268,011
The Charles Schwab Corp. (Capital Markets)	3,668	259,804
The Cigna Group (Health Care Providers & Services)	686	215,960
The Clorox Co. (Household Products)	305	48,358
The Coca-Cola Co. (Beverages)	9,523	621,946
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	488	51,084
The Estee Lauder Cos., Inc. (Personal Care Products)	573	39,503
The Goldman Sachs Group, Inc. (Capital Markets)	775	401,288
The Hartford Financial Services Group, Inc. (Insurance)	720	79,517
The Hershey Co. (Food Products)	363	64,462
The Home Depot, Inc. (Specialty Retail)	2,433	957,995
The Interpublic Group of Cos., Inc. (Media)	925	27,195
The J M Smucker Co. (Food Products)	260	29,513
The Kraft Heinz Co. (Food Products)	2,170	72,608
The Kroger Co. (Consumer Staples Distribution & Retail)	1,630	90,905
The Mosaic Co. (Chemicals)	785	21,007
The PNC Financial Services Group, Inc. (Banks)	976	183,752
The Procter & Gamble Co. (Household Products)	5,780	954,740
The Progressive Corp. (Insurance)	1,438	349,191
The Sherwin-Williams Co. (Chemicals)	569	204,139
The Southern Co. (Electric Utilities)	2,684	244,324
The TJX Cos., Inc. (Specialty Retail)	2,774	313,545
The Travelers Cos., Inc. (Insurance)	559	137,480
The Walt Disney Co. (Entertainment)	4,453	428,379
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,993	156,743
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	939	512,994
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	1,203	268,461
Tractor Supply Co. (Specialty Retail)	265	70,360
Trane Technologies PLC (Building Products)	554	205,069
TransDigm Group, Inc. (Aerospace & Defense)	137	178,415
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	600	36,300
Truist Financial Corp. (Banks)	3,289	141,591
Tyler Technologies, Inc.* (Software)	106	64,193
Tyson Foods, Inc. - Class A (Food Products)	704	41,247
U.S. Bancorp (Banks)	3,833	185,172
Uber Technologies, Inc.* (Ground Transportation)	5,157	371,561
UDR, Inc. (Residential REITs)	739	31,178
Ulta Beauty, Inc.* (Specialty Retail)	117	43,171
Union Pacific Corp. (Ground Transportation)	1,496	347,177
United Airlines Holdings, Inc.* (Passenger Airlines)	808	63,234
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,799	241,174
United Rentals, Inc. (Trading Companies & Distributors)	164	133,299
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,266	1,279,158
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	145	29,625
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	785	101,862
Ventas, Inc. (Health Care REITs)	1,014	66,407
Veralto Corp. (Commercial Services & Supplies)	607	62,029
VeriSign, Inc.* (IT Services)	205	36,252
Verisk Analytics, Inc. (Professional Services)	350	96,152
Verizon Communications, Inc. (Diversified Telecommunication Services)	10,335	435,414
Vertex Pharmaceuticals, Inc.* (Biotechnology)	633	301,295
Viatris, Inc. (Pharmaceuticals)	2,931	34,000
VICI Properties, Inc. (Specialized REITs)	2,574	81,750
Visa, Inc. - Class A (Financial Services)	4,101	1,188,675
Vistra Corp. (Independent Power and Renewable Electricity Producers)	844	105,466
Vulcan Materials Co. (Construction Materials)	324	88,753
W.R. Berkley Corp. (Insurance)	741	42,363
W.W. Grainger, Inc. (Trading Companies & Distributors)	110	122,015
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	1,759	16,640
Walmart, Inc. (Consumer Staples Distribution & Retail)	10,661	873,669
Warner Bros. Discovery, Inc.* (Entertainment)	5,484	44,585
Waste Management, Inc. (Commercial Services & Supplies)	896	193,402
Waters Corp.* (Life Sciences Tools & Services)	145	46,851
WEC Energy Group, Inc. (Multi-Utilities)	776	74,131
Wells Fargo & Co. (Banks)	8,354	542,342
Welltower, Inc. (Health Care REITs)	1,420	191,529
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	177	54,504
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	803	52,444

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Westinghouse Air Brake Technologies Corp. (Machinery)	431	$81,019
Weyerhaeuser Co. (Specialized REITs)	1,790	55,776
Willis Towers Watson PLC (Insurance)	248	74,943
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	231	22,181
Xcel Energy, Inc. (Electric Utilities)	1,369	91,463
Xylem, Inc. (Machinery)	596	72,581
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	689	90,369
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	127	48,510
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	499	53,353
Zoetis, Inc. (Pharmaceuticals)	1,112	198,803
TOTAL COMMON STOCKS
(Cost $48,358,107)		118,387,167

Repurchase Agreements(a)(b)  (27.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $44,194,756	$44,189,000	$44,189,000
TOTAL REPURCHASE AGREEMENTS
(Cost $44,189,000)		44,189,000
TOTAL INVESTMENT SECURITIES
(Cost $92,547,107) - 101.2%		162,576,167
Net other assets (liabilities) - (1.2)%		(1,874,534)
NET ASSETS - 100.0%		$160,701,633

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $25,016,000.
REIT	Real Estate Investment Trust

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	78	12/23/24	$22,380,150	$456,326

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	11/27/24	5.58%	$52,518,667	$(1,119,817)
SPDR S&P 500 ETF	Goldman Sachs International	11/27/24	5.49%	41,270,879	(961,037)
				$93,789,546	$(2,080,854)
S&P 500	UBS AG	11/27/24	5.63%	$76,407,957	$(1,611,421)
SPDR S&P 500 ETF	UBS AG	11/27/24	5.63%	10,983,617	(240,721)
				$87,391,574	$(1,852,142)
				$181,181,120	$(3,932,996)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraBull ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

UltraBull ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$1,827,325	1.1%
Air Freight & Logistics	463,478	0.3%
Automobile Components	55,953	NM
Automobiles	1,940,486	1.2%
Banks	3,943,950	2.5%
Beverages	1,491,807	0.9%
Biotechnology	2,234,040	1.4%
Broadline Retail	4,342,849	2.7%
Building Products	622,659	0.4%
Capital Markets	3,698,482	2.3%
Chemicals	1,696,232	1.1%
Commercial Services & Supplies	671,009	0.4%
Communications Equipment	1,034,503	0.6%
Construction & Engineering	109,190	0.1%
Construction Materials	177,012	0.1%
Consumer Finance	669,911	0.4%
Consumer Staples Distribution & Retail	2,268,350	1.4%
Containers & Packaging	284,813	0.2%
Distributors	97,460	0.1%
Diversified Telecommunication Services	832,208	0.5%
Electric Utilities	1,959,111	1.2%
Electrical Equipment	938,628	0.6%
Electronic Equipment, Instruments & Components	695,355	0.4%
Energy Equipment & Services	292,941	0.2%
Entertainment	1,468,047	0.9%
Financial Services	4,922,341	3.1%
Food Products	827,198	0.5%
Gas Utilities	52,736	NM
Ground Transportation	1,147,331	0.7%
Health Care Equipment & Supplies	2,751,026	1.7%
Health Care Providers & Services	2,770,038	1.7%
Health Care REITs	296,842	0.2%
Hotel & Resort REITs	29,825	NM
Hotels, Restaurants & Leisure	2,322,090	1.5%
Household Durables	444,774	0.3%
Household Products	1,362,327	0.8%
Independent Power and Renewable Electricity Producers	134,291	0.1%
Industrial Conglomerates	959,133	0.6%
Industrial REITs	256,826	0.2%
Insurance	2,542,048	1.6%
Interactive Media & Services	7,563,728	4.7%
IT Services	1,341,093	0.8%
Leisure Products	21,198	NM
Life Sciences Tools & Services	1,337,383	0.8%
Machinery	1,981,435	1.2%
Media	653,740	0.4%
Metals & Mining	415,685	0.3%
Multi-Utilities	779,294	0.5%
Office REITs	71,260	NM
Oil, Gas & Consumable Fuels	3,693,270	2.3%
Passenger Airlines	198,400	0.1%
Personal Care Products	147,388	0.1%
Pharmaceuticals	4,119,102	2.6%
Professional Services	802,145	0.5%
Real Estate Management & Development	170,086	0.1%
Residential REITs	330,356	0.2%
Retail REITs	342,613	0.2%
Semiconductors & Semiconductor Equipment	13,604,777	8.5%
Software	12,029,159	7.5%
Specialized REITs	1,205,574	0.8%
Specialty Retail	2,227,518	1.4%
Technology Hardware, Storage & Peripherals	8,864,781	5.5%
Textiles, Apparel & Luxury Goods	418,213	0.3%
Tobacco	734,571	0.5%
Trading Companies & Distributors	365,157	0.2%
Water Utilities	66,155	NM
Wireless Telecommunication Services	268,461	0.2%
Other **	42,314,466	26.3%
Total	$160,701,633	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

UltraChina ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (83.9%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	37,619	$3,685,911
Atour Lifestyle Holdings, Ltd.ADR (Hotels, Restaurants & Leisure)	2,233	58,505
Autohome, Inc.ADR (Interactive Media & Services)	3,668	103,071
Baidu, Inc.*ADR (Interactive Media & Services)	8,551	780,108
BeiGene, Ltd.*ADR (Biotechnology)	3,400	688,977
Bilibili, Inc.*ADR (Entertainment)	14,880	329,146
Daqo New Energy Corp.*ADR(a) (Semiconductors & Semiconductor Equipment)	2,846	64,262
DouYu International Holdings, Ltd.ADR (Entertainment)	753	8,147
EHang Holdings, Ltd.*ADR (Aerospace & Defense)	2,400	40,872
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	38,944	348,549
Gaotu Techedu, Inc.*ADR (Diversified Consumer Services)	6,684	20,587
GDS Holdings, Ltd.*ADR (IT Services)	6,257	137,091
H World Group, Ltd.ADR (Hotels, Restaurants & Leisure)	8,779	322,102
Hello Group, Inc.ADR (Interactive Media & Services)	7,076	50,027
HUYA, Inc.ADR (Entertainment)	4,071	14,086
iQIYI, Inc.*ADR (Entertainment)	23,918	62,426
JD.com, Inc.ADR (Broadline Retail)	51,129	2,076,860
JinkoSolar Holding Co., Ltd.ADR(a) (Semiconductors & Semiconductor Equipment)	2,171	57,662
JOYY, Inc.*ADR (Interactive Media & Services)	1,825	62,141
Kanzhun, Ltd.ADR (Interactive Media & Services)	16,726	243,363
KE Holdings, Inc.ADR (Real Estate Management & Development)	37,798	828,910
Legend Biotech Corp.*ADR (Biotechnology)	4,005	180,305
Li Auto, Inc.*ADR(a) (Automobiles)	33,186	829,982
Lufax Holding, Ltd.*ADR (Consumer Finance)	9,656	25,878
MINISO Group Holding, Ltd.ADR(a) (Broadline Retail)	6,132	122,149
NetEase, Inc.ADR (Entertainment)	9,183	739,323
New Oriental Education & Technology Group, Inc.ADR (Diversified Consumer Services)	6,823	427,119
NIO, Inc.*ADR(a) (Automobiles)	91,496	466,630
PDD Holdings, Inc.*ADR (Broadline Retail)	27,604	3,328,766
Qifu Technology, Inc.ADR (Consumer Finance)	6,084	199,616
Structure Therapeutics, Inc.*ADR(a) (Pharmaceuticals)	2,716	111,763
TAL Education Group*ADR (Diversified Consumer Services)	23,116	257,050
Tencent Music Entertainment GroupADR (Entertainment)	35,803	398,487
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	15,183	977,784
Up Fintech Holding, Ltd.*ADR (Capital Markets)	4,991	31,743
Vipshop Holdings, Ltd.ADR (Broadline Retail)	19,300	278,692
Weibo Corp.ADR (Interactive Media & Services)	4,391	39,739
XPeng, Inc.*ADR(a) (Automobiles)	34,313	385,335
Zai Lab, Ltd.*ADR (Biotechnology)	4,597	138,921
ZEEKR Intelligent Technology Holding, Ltd.*ADR(a) (Automobiles)	1,048	26,315
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	19,160	442,788
TOTAL COMMON STOCKS (Cost $13,038,931)		19,391,188

Repurchase Agreements(b)(c)  (19.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $4,581,597	$4,581,000	$4,581,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,581,000)		4,581,000

Collateral for Securities Loaned(d)  (9.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.78%(e)	2,101,157	$2,101,157
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,101,157)		2,101,157
TOTAL INVESTMENT SECURITIES (Cost $19,721,088) - 112.8%		26,073,345
Net other assets (liabilities) - (12.8)%		(2,949,146)
NET ASSETS - 100.0%		$23,124,199

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2024. The total value of securities on loan as of October 31, 2024 was $1,904,080.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $1,526,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2024.
ADR	American Depositary Receipt

UltraChina ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	11/27/24	5.58%	$3,934,422	$(160,840)
S&P China Select ADR Index (USD)	UBS AG	11/27/24	5.43%	22,941,198	(942,035)
				$26,875,620	$(1,102,875)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$40,872	0.2%
Air Freight & Logistics	442,788	1.9%
Automobiles	1,708,262	7.4%
Biotechnology	1,008,202	4.4%
Broadline Retail	9,492,377	41.1%
Capital Markets	31,743	0.1%
Consumer Finance	225,494	1.0%
Diversified Consumer Services	704,757	3.0%
Entertainment	1,551,615	6.7%
Ground Transportation	348,549	1.5%
Hotels, Restaurants & Leisure	1,358,391	5.9%
Interactive Media & Services	1,278,449	5.5%
IT Services	137,091	0.6%
Pharmaceuticals	111,763	0.5%
Real Estate Management & Development	828,910	3.6%
Semiconductors & Semiconductor Equipment	121,925	0.5%
Other **	3,733,011	16.1%
Total	$23,124,199	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of October 31, 2024:

	Value	% of Net Assets
China	$15,019,236	65.0%
Ireland	3,328,766	14.4%
Singapore	62,141	0.3%
United States	981,045	4.2%
Other **	3,733,011	16.1%
Total	$23,124,199	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (78.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	4,571	$587,236
Amazon.com, Inc.* (Broadline Retail)	4,571	852,034
American Express Co. (Consumer Finance)	4,572	1,234,806
Amgen, Inc. (Biotechnology)	4,572	1,463,772
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,572	1,032,861
Caterpillar, Inc. (Machinery)	4,572	1,719,986
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,571	680,256
Cisco Systems, Inc. (Communications Equipment)	4,570	250,299
Dow, Inc. (Chemicals)	4,571	225,716
Honeywell International, Inc. (Industrial Conglomerates)	4,573	940,575
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,566	98,260
International Business Machines Corp. (IT Services)	4,571	944,917
Johnson & Johnson (Pharmaceuticals)	4,572	730,880
JPMorgan Chase & Co. (Banks)	4,573	1,014,840
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,572	1,335,527
Merck & Co., Inc. (Pharmaceuticals)	4,571	467,705
Microsoft Corp. (Software)	4,572	1,857,832
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	4,571	352,561
Salesforce, Inc. (Software)	4,572	1,332,144
The Boeing Co.* (Aerospace & Defense)	4,571	682,496
The Coca-Cola Co. (Beverages)	4,571	298,532
The Goldman Sachs Group, Inc. (Capital Markets)	4,572	2,367,336
The Home Depot, Inc. (Specialty Retail)	4,572	1,800,226
The Procter & Gamble Co. (Household Products)	4,571	755,038
The Travelers Cos., Inc. (Insurance)	4,573	1,124,684
The Walt Disney Co. (Entertainment)	4,571	439,730
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,572	2,580,893
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,567	192,408
Visa, Inc. - Class A (Financial Services)	4,572	1,325,194
Walmart, Inc. (Consumer Staples Distribution & Retail)	4,571	374,593
TOTAL COMMON STOCKS
(Cost $10,973,541)		29,063,337

Repurchase Agreements(a)(b)  (21.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $8,087,053	$8,086,000	$8,086,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,086,000)		8,086,000
TOTAL INVESTMENT SECURITIES
(Cost $19,059,541) - 100.3%		37,149,337
Net other assets (liabilities) - (0.3)%		(117,082)
NET ASSETS - 100.0%		$37,032,255

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $5,725,000.

UltraDow 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	25	12/23/24	$5,243,375	$81,446

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	11/27/24	5.58%	$16,474,461	$(262,020)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	11/27/24	5.42%	3,190,028	(55,486)
				$19,664,489	$(317,506)

Dow Jones Industrial Average	UBS AG	11/27/24	5.63%	$14,778,698	$(227,889)
SPDR Dow Jones Industrial Average ETF	UBS AG	11/27/24	5.63%	5,640,443	(89,118)
				$20,419,141	$(317,007)
				$40,083,630	$(634,513)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraDow 30 ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$682,496	1.8%
Banks	1,014,840	2.7%
Beverages	298,532	0.8%
Biotechnology	1,463,772	4.0%
Broadline Retail	852,034	2.3%
Capital Markets	2,367,336	6.4%
Chemicals	225,716	0.6%
Communications Equipment	250,299	0.7%
Consumer Finance	1,234,806	3.3%
Consumer Staples Distribution & Retail	374,593	1.0%
Diversified Telecommunication Services	192,408	0.5%
Entertainment	439,730	1.2%
Financial Services	1,325,194	3.6%
Health Care Providers & Services	2,580,894	7.0%
Hotels, Restaurants & Leisure	1,335,527	3.6%
Household Products	755,038	2.0%
Industrial Conglomerates	1,527,811	4.1%
Insurance	1,124,684	3.0%
IT Services	944,917	2.6%
Machinery	1,719,986	4.6%
Oil, Gas & Consumable Fuels	680,256	1.8%
Pharmaceuticals	1,198,585	3.2%
Semiconductors & Semiconductor Equipment	98,260	0.3%
Software	3,189,976	8.7%
Specialty Retail	1,800,225	4.9%
Technology Hardware, Storage & Peripherals	1,032,861	2.8%
Textiles, Apparel & Luxury Goods	352,561	1.0%
Other **	7,968,918	21.5%
Total	$37,032,255	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (84.6%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	6,965	$682,432
Ambev S.A.ADR (Beverages)	16,888	36,816
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	3,648	57,420
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	6,554	62,656
Baidu, Inc.*ADR (Interactive Media & Services)	1,091	99,531
Banco Bradesco S.A.ADR (Banks)	20,332	50,220
Banco de ChileADR (Banks)	851	19,743
BeiGene, Ltd.*ADR (Biotechnology)	238	48,228
Cemex S.A.B. de C.V.ADR (Construction Materials)	5,795	30,250
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	3,491	22,971
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	1,455	54,839
Cia de Saneamento Basico do Estado de Sao Paulo SABESPADR (Water Utilities)	1,753	27,855
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	201	16,757
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	466	34,437
Embraer SA*ADR (Aerospace & Defense)	666	22,324
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	676	65,497
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	2,840	25,418
Gerdau S.A.ADR (Metals & Mining)	5,312	16,573
Gold Fields, Ltd.ADR (Metals & Mining)	3,420	56,362
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	156	27,158
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	67	18,042
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	2,131	23,100
HDFC Bank, Ltd.ADR (Banks)	6,442	406,040
ICICI Bank, Ltd.ADR (Banks)	7,824	237,928
Infosys, Ltd.ADR(a) (IT Services)	12,385	258,970
Itau Unibanco Holding S.A.ADR (Banks)	18,551	112,234
JD.com, Inc.ADR (Broadline Retail)	5,474	222,354
Kanzhun, Ltd.ADR (Interactive Media & Services)	1,270	18,479
KB Financial Group, Inc.ADR (Banks)	1,452	94,729
KE Holdings, Inc.ADR (Real Estate Management & Development)	2,740	60,088
Li Auto, Inc.*ADR (Automobiles)	2,434	60,874
NetEase, Inc.ADR (Entertainment)	1,332	107,239
New Oriental Education & Technology Group, Inc.ADR (Diversified Consumer Services)	489	30,611
NIO, Inc.*ADR(a) (Automobiles)	6,706	34,201
PDD Holdings, Inc.*ADR (Broadline Retail)	2,397	289,054
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	7,122	95,791
POSCO Holdings, Inc.ADR (Metals & Mining)	1,165	70,028
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	1,820	32,014
Shinhan Financial Group Co., Ltd.ADR (Banks)	1,950	73,749
Sociedad Quimica y Minera de Chile S.A.ADR(a) (Electrical Equipment)	547	21,000
Suzano S.A.ADR (Paper & Forest Products)	2,661	27,328
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	5,962	1,135,999
Tencent Music Entertainment GroupADR (Entertainment)	2,537	28,237
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	2,117	136,335
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	8,920	61,013
Vale S.A.ADR (Metals & Mining)	13,727	146,879
Wipro, Ltd.ADR(a) (IT Services)	5,406	35,031
Woori Financial Group, Inc.ADR (Banks)	843	28,375
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	1,440	33,278
TOTAL COMMON STOCKS
(Cost $2,437,148)		5,356,487

Preferred Stock  (1.7%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	8,470	104,774
TOTAL PREFERRED STOCK
(Cost $24,569)		104,774

Repurchase Agreements(b)(c)  (13.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $830,108	$830,000	$830,000
TOTAL REPURCHASE AGREEMENTS
(Cost $830,000)		830,000

Collateral for Securities Loaned(d)  (6.5%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.78%(e)	411,322	$411,322
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $411,322)		411,322
TOTAL INVESTMENT SECURITIES
(Cost $3,703,039) - 105.9%		6,702,583
Net other assets (liabilities) - (5.9)%		(372,066)
NET ASSETS - 100.0%		$6,330,517

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2024. The total value of securities on loan as of October 31, 2024 was $390,142.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $295,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2024.
ADR	American Depositary Receipt

UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	11/27/24	5.58%	$3,870,616	$(129,445)
S&P Emerging 50 ADR Index (USD)	UBS AG	11/27/24	5.63%	3,332,999	(124,701)
				$7,203,615	$(254,146)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$22,324	0.4%
Air Freight & Logistics	33,278	0.5%
Automobiles	95,075	1.5%
Banks	1,023,017	16.2%
Beverages	119,071	1.9%
Biotechnology	48,228	0.8%
Broadline Retail	1,193,839	18.9%
Construction Materials	30,250	0.5%
Diversified Consumer Services	30,611	0.5%
Diversified Telecommunication Services	86,853	1.4%
Electric Utilities	22,971	0.4%
Electrical Equipment	20,999	0.3%
Entertainment	135,476	2.1%
Ground Transportation	25,418	0.4%
Hotels, Restaurants & Leisure	136,335	2.2%
Interactive Media & Services	118,010	1.9%
IT Services	294,001	4.6%
Metals & Mining	312,942	4.9%
Oil, Gas & Consumable Fuels	200,565	3.2%
Paper & Forest Products	27,329	0.4%
Pharmaceuticals	34,437	0.5%
Real Estate Management & Development	60,088	0.9%
Semiconductors & Semiconductor Equipment	1,259,669	19.9%
Transportation Infrastructure	45,200	0.7%
Water Utilities	27,855	0.4%
Wireless Telecommunication Services	57,420	0.9%
Other **	869,256	13.7%
Total	$6,330,517	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of October 31, 2024:

	Value	% of Net Assets
Brazil	$663,765	10.5%
Chile	40,743	0.6%
China	1,539,077	24.3%
India	972,406	15.4%
Indonesia	32,014	0.5%
Ireland	289,054	4.6%
Mexico	215,124	3.4%
South Africa	79,462	1.3%
South Korea	266,881	4.2%
Taiwan	1,314,507	20.7%
United States	48,228	0.8%
Other **	869,256	13.7%
Total	$6,330,517	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraInternational ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b)  (118.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $4,391,572	$4,391,000	$4,391,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,391,000)		4,391,000
TOTAL INVESTMENT SECURITIES
(Cost $4,391,000) - 118.0%		4,391,000
Net other assets (liabilities) - (18.0)%		(669,701)
NET ASSETS - 100.0%		$3,721,299

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $237,000.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	11/27/24	5.48%	$4,146,856	$(59,120)
MSCI EAFE Index	UBS AG	11/27/24	5.63%	3,329,477	(62,587)
				$7,476,333	$(121,707)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraJapan ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b)  (80.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $21,286,772	$21,284,000	$21,284,000
TOTAL REPURCHASE AGREEMENTS
(Cost $21,284,000)		21,284,000
TOTAL INVESTMENT SECURITIES
(Cost $21,284,000) - 80.0%		21,284,000
Net other assets (liabilities) - 20.0%		5,306,367
NET ASSETS - 100.0%		$26,590,367

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $60,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	277	12/13/24	$53,225,550	$2,188,800

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	11/27/24	5.28%	$196,600	$(963)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (80.6%)

	Shares	Value
Ambev S.A.ADR (Beverages)	92,377	$201,382
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	16,139	254,028
Banco Bradesco S.A.ADR (Banks)	94,153	232,558
Banco de ChileADR (Banks)	4,653	107,949
Banco Santander ChileADR (Banks)	3,255	63,603
Bancolombia S.A.ADR (Banks)	2,367	75,530
BRF S.A.*ADR (Food Products)	10,920	49,904
Cemex S.A.B. de C.V.ADR (Construction Materials)	31,693	165,437
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	19,098	125,665
Cia de Minas Buenaventura S.A.AADR (Metals & Mining)	5,007	65,391
Cia de Saneamento Basico do Estado de Sao Paulo SABESPADR (Water Utilities)	9,588	152,353
Cia Energetica de Minas GeraisADR (Electric Utilities)	39,889	76,986
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	1,100	91,707
Corp. Inmobiliaria Vesta S.A.B. de C.V.ADR (Real Estate Management & Development)	1,848	48,159
Cosan S.A.ADR (Oil, Gas & Consumable Fuels)	6,057	49,243
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	5,165	39,771
Embraer SA*ADR (Aerospace & Defense)	3,643	122,113
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	3,221	312,083
Gerdau S.A.ADR (Metals & Mining)	29,057	90,658
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.ADR (Transportation Infrastructure)	721	48,343
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	854	148,673
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	365	98,287
Grupo Financiero Galicia S.A.*ADR (Banks)	2,249	118,568
Itau Unibanco Holding S.A.ADR (Banks)	88,399	534,814
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	33,942	456,520
Sendas Distribuidora S.A.*ADR(a) (Consumer Staples Distribution & Retail)	5,662	36,803
Sociedad Quimica y Minera de Chile S.A.ADR(a) (Electrical Equipment)	2,990	114,786
Suzano S.A.ADR (Paper & Forest Products)	14,557	149,500
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	8,304	75,649
TIM S.A.ADR (Wireless Telecommunication Services)	3,345	47,834
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	15,180	54,952
Vale S.A.ADR (Metals & Mining)	65,413	699,920
Vista Energy SAB de CV*ADR (Oil, Gas & Consumable Fuels)	1,624	80,973
YPF S.A.*ADR (Oil, Gas & Consumable Fuels)	4,034	98,873
TOTAL COMMON STOCKS
(Cost $2,741,283)		5,089,015

Preferred Stock  (7.9%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	40,367	499,340
TOTAL PREFERRED STOCK
(Cost $63,019)		$499,340

Repurchase Agreements(b)(c)  (16.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $1,048,136	$1,048,000	$1,048,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,048,000)		1,048,000

Collateral for Securities Loaned(d)  (4.3%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.78%(e)	272,982	$272,982
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $272,982)		272,982
TOTAL INVESTMENT SECURITIES
(Cost $4,125,284) - 109.4%		6,909,337
Net other assets (liabilities) - (9.4)%		(594,537)
NET ASSETS - 100.0%		$6,314,800

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2024. The total value of securities on loan as of October 31, 2024 was $259,755.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $429,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2024.
ADR	American Depositary Receipt

UltraLatin America ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	11/27/24	5.58%	$3,805,259	$(127,796)
S&P Latin America 35 ADR Index (USD)	UBS AG	11/27/24	5.43%	3,242,956	(125,987)
				$7,048,215	$(253,783)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$122,113	1.9%
Banks	1,133,023	17.9%
Beverages	605,172	9.6%
Construction Materials	165,438	2.6%
Consumer Staples Distribution & Retail	36,803	0.6%
Diversified Telecommunication Services	75,650	1.2%
Electric Utilities	202,651	3.2%
Electrical Equipment	114,786	1.8%
Food Products	49,904	0.8%
Metals & Mining	855,968	13.6%
Oil, Gas & Consumable Fuels	1,279,671	20.2%
Paper & Forest Products	149,500	2.4%
Real Estate Management & Development	48,159	0.8%
Transportation Infrastructure	295,303	4.7%
Water Utilities	152,353	2.4%
Wireless Telecommunication Services	301,861	4.8%
Other **	726,445	11.5%
Total	$6,314,800	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of October 31, 2024:

	Value	% of Net Assets
Argentina	$217,441	3.4%
Brazil	3,656,194	58.0%
Chile	286,338	4.5%
Colombia	115,301	1.8%
Mexico	1,247,690	19.8%
Peru	65,391	1.0%
Other **	726,445	11.5%
Total	$6,314,800	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks  (67.4%)

	Shares	Value
AAON, Inc. (Building Products)	692	$79,040
Abercrombie & Fitch Co.* (Specialty Retail)	524	69,058
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	955	40,769
Acuity Brands, Inc. (Electrical Equipment)	315	94,717
Advanced Drainage Systems, Inc. (Building Products)	726	108,813
AECOM (Construction & Engineering)	1,378	147,170
Affiliated Managers Group, Inc. (Capital Markets)	306	59,333
AGCO Corp. (Machinery)	637	63,598
Agree Realty Corp. (Retail REITs)	1,032	76,626
Alcoa Corp. (Metals & Mining)	2,657	106,519
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	1,598	33,302
ALLETE, Inc. (Electric Utilities)	594	37,963
Ally Financial, Inc. (Consumer Finance)	2,819	98,806
Altair Engineering, Inc.* - Class A (Software)	611	63,538
Amedisys, Inc.* (Health Care Providers & Services)	335	31,691
American Airlines Group, Inc.* (Passenger Airlines)	6,751	90,463
American Financial Group, Inc. (Insurance)	742	95,666
American Homes 4 Rent - Class A (Residential REITs)	3,234	113,966
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,166	29,675
Annaly Capital Management, Inc. (Mortgage REITs)	5,151	97,921
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	3,464	49,778
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	3,006	77,795
Appfolio, Inc.* - Class A (Software)	237	49,265
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	395	91,478
AptarGroup, Inc. (Containers & Packaging)	683	114,683
Aramark (Hotels, Restaurants & Leisure)	2,709	102,481
Arcadium Lithium PLC* (Chemicals)	11,055	59,586
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	545	64,675
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,277	24,557
ASGN, Inc.* (Professional Services)	460	42,366
Ashland, Inc. (Chemicals)	502	42,454
Aspen Technology, Inc.* (Software)	273	64,081
Associated Banc-Corp. (Banks)	1,527	36,251
Autoliv, Inc. (Automobile Components)	752	69,846
AutoNation, Inc.* (Specialty Retail)	270	41,977
Avantor, Inc.* (Life Sciences Tools & Services)	6,990	156,366
Avient Corp. (Chemicals)	939	43,767
Avis Budget Group, Inc. (Ground Transportation)	176	14,608
Avnet, Inc. (Electronic Equipment, Instruments & Components)	906	49,114
Axalta Coating Systems, Ltd.* (Chemicals)	2,255	85,510
Azenta, Inc.* (Life Sciences Tools & Services)	502	20,627
Bank OZK (Banks)	1,085	47,469
Belden, Inc. (Electronic Equipment, Instruments & Components)	420	47,825
BellRing Brands, Inc.* (Personal Care Products)	1,329	87,488
Berry Global Group, Inc. (Containers & Packaging)	1,179	83,061
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,958	129,013
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	197	70,563
BJ's Wholesale Club Holdings, Inc.* (Household Products)	1,365	115,656
Black Hills Corp. (Multi-Utilities)	717	42,439
Blackbaud, Inc.* (Software)	411	31,035
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	707	48,988
Brighthouse Financial, Inc.* (Insurance)	624	29,515
Brixmor Property Group, Inc. (Retail REITs)	3,099	83,518
Bruker Corp. (Life Sciences Tools & Services)	1,137	64,366
Brunswick Corp. (Leisure Products)	682	54,383
Burlington Stores, Inc.* (Specialty Retail)	648	160,554
BWX Technologies, Inc. (Aerospace & Defense)	940	114,445
Cabot Corp. (Chemicals)	564	60,816
CACI International, Inc.* - Class A (Professional Services)	231	127,640
Cadence Bank (Banks)	1,875	62,681
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,211	23,905
Carlisle Cos., Inc. (Building Products)	475	200,560
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	371	20,294
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	383	150,910
Celsius Holdings, Inc.* (Beverages)	1,605	48,278
ChampionX Corp. (Energy Equipment & Services)	1,959	55,283
Chart Industries, Inc.* (Machinery)	432	52,151
Chemed Corp. (Health Care Providers & Services)	155	83,737
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	234	32,645
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	636	79,564
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	755	105,776
Ciena Corp.* (Communications Equipment)	1,477	93,805
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	549	60,291
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	930	45,375
Clean Harbors, Inc.* (Commercial Services & Supplies)	521	120,486
Cleveland-Cliffs, Inc.* (Metals & Mining)	4,812	62,460
CNH Industrial N.V. (Machinery)	9,024	101,340
CNO Financial Group, Inc. (Insurance)	1,088	37,427
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,554	52,883
Coca-Cola Consolidated, Inc. (Beverages)	60	67,456
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,763	70,925
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,576	145,686
Columbia Banking System, Inc. (Banks)	2,153	61,382

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	337	$27,118
Comfort Systems USA, Inc. (Construction & Engineering)	365	142,730
Commerce Bancshares, Inc. (Banks)	1,207	75,438
Commercial Metals Co. (Metals & Mining)	1,183	63,645
Commvault Systems, Inc.* (Software)	450	70,286
Concentrix Corp. (Professional Services)	484	20,575
COPT Defense Properties (Office REITs)	1,156	37,223
Core & Main, Inc.* - Class A (Trading Companies & Distributors)	1,984	87,852
Coty, Inc.* - Class A (Personal Care Products)	3,748	27,885
Cousins Properties, Inc. (Office REITs)	1,564	47,905
Crane Co. (Machinery)	500	78,640
Crane NXT Co. (Electronic Equipment, Instruments & Components)	505	27,406
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	610	65,770
Crown Holdings, Inc. (Containers & Packaging)	1,226	114,692
CubeSmart (Specialized REITs)	2,316	110,797
Cullen/Frost Bankers, Inc. (Banks)	659	83,924
Curtiss-Wright Corp. (Aerospace & Defense)	394	135,914
Cytokinetics, Inc.* (Biotechnology)	1,210	61,710
Darling Ingredients, Inc.* (Food Products)	1,634	63,906
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	2,084	48,286
Dick's Sporting Goods, Inc. (Specialty Retail)	595	116,471
DocuSign, Inc.* (Software)	2,104	145,976
Dolby Laboratories, Inc. - Class A (Software)	613	44,688
Donaldson Co., Inc. (Machinery)	1,238	90,572
Doximity, Inc.* - Class A (Health Care Technology)	1,288	53,761
Dropbox, Inc.* - Class A (Software)	2,439	63,048
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	999	90,060
Duolingo, Inc.* (Diversified Consumer Services)	386	113,086
Dynatrace, Inc.* (Software)	3,062	164,736
Eagle Materials, Inc. (Construction Materials)	345	98,484
East West Bancorp, Inc. (Banks)	1,425	138,922
EastGroup Properties, Inc. (Industrial REITs)	500	85,640
elf Beauty, Inc.* (Personal Care Products)	580	61,045
EMCOR Group, Inc. (Construction & Engineering)	480	214,114
Encompass Health Corp. (Health Care Providers & Services)	1,035	102,941
EnerSys (Electrical Equipment)	415	40,197
Enovis Corp.* (Health Care Equipment & Supplies)	575	23,730
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,768	37,075
EPR Properties (Specialized REITs)	779	35,343
Equitable Holdings, Inc. (Financial Services)	3,288	149,078
Equity LifeStyle Properties, Inc. (Residential REITs)	1,919	134,561
Esab Corp. (Machinery)	584	71,855
Essent Group, Ltd. (Financial Services)	1,092	65,531
Essential Utilities, Inc. (Water Utilities)	2,589	99,935
Euronet Worldwide, Inc.* (Financial Services)	434	42,736
Evercore, Inc. (Capital Markets)	366	96,686
Exelixis, Inc.* (Biotechnology)	2,932	97,342
ExlService Holdings, Inc.* (Professional Services)	1,659	69,131
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	2,126	180,115
Exponent, Inc. (Professional Services)	521	49,172
F.N.B. Corp. (Banks)	3,696	53,592
Fabrinet* (Electronic Equipment, Instruments & Components)	371	89,400
Federated Hermes, Inc. (Capital Markets)	809	32,465
Fidelity National Financial, Inc. (Insurance)	2,670	160,654
First American Financial Corp. (Insurance)	1,058	67,871
First Financial Bankshares, Inc. (Banks)	1,322	47,777
First Horizon Corp. (Banks)	5,509	95,470
First Industrial Realty Trust, Inc. (Industrial REITs)	1,361	71,439
FirstCash Holdings, Inc. (Consumer Finance)	400	41,388
Five Below, Inc.* (Specialty Retail)	567	53,746
Flagstar Financial, Inc. (Banks)	3,064	31,008
Floor & Decor Holdings, Inc.* - Class A (Specialty Retail)	1,101	113,458
Flowers Foods, Inc. (Food Products)	2,014	44,771
Flowserve Corp. (Machinery)	1,351	71,117
Fluor Corp.* (Construction & Engineering)	1,761	92,065
Fortune Brands Innovations, Inc. (Building Products)	1,276	106,329
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	2,273	81,214
FTI Consulting, Inc.* (Professional Services)	362	70,619
GameStop Corp.* - Class A (Specialty Retail)	3,987	88,432
Gaming and Leisure Properties, Inc. (Specialized REITs)	2,821	141,585
GATX Corp. (Trading Companies & Distributors)	365	50,282
Genpact, Ltd. (Professional Services)	1,685	64,316
Gentex Corp. (Automobile Components)	2,366	71,714
Glacier Bancorp, Inc. (Banks)	1,166	60,807
Globus Medical, Inc.* (Health Care Equipment & Supplies)	1,161	85,380
Graco, Inc. (Machinery)	1,736	141,397
Graham Holdings Co. - Class B (Diversified Consumer Services)	35	29,516
Grand Canyon Education, Inc.* (Diversified Consumer Services)	299	40,996
Graphic Packaging Holding Co. (Containers & Packaging)	3,085	87,182
Greif, Inc. - Class A (Containers & Packaging)	266	16,609
GXO Logistics, Inc.* (Air Freight & Logistics)	1,228	73,447
H&R Block, Inc. (Diversified Consumer Services)	1,434	85,653
Haemonetics Corp.* (Health Care Equipment & Supplies)	525	37,359

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Halozyme Therapeutics, Inc.* (Biotechnology)	1,303	$65,893
Hamilton Lane, Inc. - Class A (Capital Markets)	418	75,090
Hancock Whitney Corp. (Banks)	887	46,195
Harley-Davidson, Inc. (Automobiles)	1,218	38,915
Healthcare Realty Trust, Inc. (Health Care REITs)	3,733	64,133
HealthEquity, Inc.* (Health Care Providers & Services)	895	76,299
Hexcel Corp. (Aerospace & Defense)	842	49,417
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	1,668	64,401
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	657	24,230
Home BancShares, Inc. (Banks)	1,909	52,097
Houlihan Lokey, Inc. (Capital Markets)	547	94,505
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	461	67,052
IDACORP, Inc. (Electric Utilities)	548	56,707
Illumina, Inc.* (Life Sciences Tools & Services)	1,638	236,101
Independence Realty Trust, Inc. (Residential REITs)	2,310	45,322
Ingredion, Inc. (Food Products)	668	88,683
Insperity, Inc. (Professional Services)	366	28,830
Interactive Brokers Group, Inc. (Capital Markets)	1,119	170,737
International Bancshares Corp. (Banks)	550	33,693
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	281	22,750
Iridium Communications, Inc. (Diversified Telecommunication Services)	1,217	35,695
ITT, Inc. (Machinery)	841	117,841
Janus Henderson Group PLC (Capital Markets)	1,310	54,116
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	635	69,869
Jefferies Financial Group, Inc. (Capital Markets)	1,669	106,783
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	488	132,228
KB Home (Household Durables)	741	58,169
KBR, Inc. (Professional Services)	1,368	91,670
Kemper Corp. (Insurance)	623	38,794
Kilroy Realty Corp. (Office REITs)	1,086	43,679
Kinsale Capital Group, Inc. (Insurance)	228	97,609
Kirby Corp.* (Marine Transportation)	595	68,282
Kite Realty Group Trust (Retail REITs)	2,259	57,989
Knife River Corp.* (Construction Materials)	582	56,640
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	1,665	86,713
Kyndryl Holdings, Inc.* (IT Services)	2,378	54,432
Lamar Advertising Co. - Class A (Specialized REITs)	904	119,328
Lancaster Colony Corp. (Food Products)	198	34,373
Landstar System, Inc. (Ground Transportation)	364	63,980
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	714	78,426
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,416	71,735
Lear Corp. (Automobile Components)	578	55,349
Lennox International, Inc. (Building Products)	330	198,849
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	912	85,527
Lincoln Electric Holdings, Inc. (Machinery)	582	112,070
Lithia Motors, Inc. (Specialty Retail)	275	91,402
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	254	62,136
LivaNova PLC* (Health Care Equipment & Supplies)	558	28,804
Louisiana-Pacific Corp. (Paper & Forest Products)	642	63,494
Lumentum Holdings, Inc.* (Communications Equipment)	698	44,581
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	594	66,766
Macy's, Inc. (Broadline Retail)	2,842	43,596
Manhattan Associates, Inc.* (Software)	630	165,916
ManpowerGroup, Inc. (Professional Services)	487	30,608
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	332	25,574
Masimo Corp.* (Health Care Equipment & Supplies)	454	65,381
MasTec, Inc.* (Construction & Engineering)	633	77,789
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,194	62,219
Mattel, Inc.* (Leisure Products)	3,494	71,208
Maximus, Inc. (Professional Services)	618	53,420
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	262	82,326
MGIC Investment Corp. (Financial Services)	2,665	66,732
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	693	68,836
Morningstar, Inc. (Capital Markets)	277	90,870
MSA Safety, Inc. (Commercial Services & Supplies)	404	67,044
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	461	36,451
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,459	45,929
Murphy USA, Inc. (Specialty Retail)	191	93,294
National Fuel Gas Co. (Gas Utilities)	939	56,838
National Storage Affiliates Trust (Specialized REITs)	719	30,306
Neogen Corp.* (Health Care Equipment & Supplies)	2,026	28,931
Neurocrine Biosciences, Inc.* (Biotechnology)	1,038	124,840
New Jersey Resources Corp. (Gas Utilities)	1,020	46,808
NewMarket Corp. (Chemicals)	80	41,998
Nexstar Media Group, Inc. (Media)	311	54,711
NEXTracker, Inc.* - Class A (Electrical Equipment)	1,475	58,735
NNN REIT, Inc. (Retail REITs)	1,887	81,971
Nordstrom, Inc. (Broadline Retail)	993	22,452
Northwestern Energy Group, Inc. (Multi-Utilities)	631	33,733
NOV, Inc. (Energy Equipment & Services)	4,047	62,769
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	368	62,648

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
nVent Electric PLC (Electrical Equipment)	1,709	$127,439
OGE Energy Corp. (Electric Utilities)	2,065	82,579
Old National Bancorp (Banks)	3,280	63,173
Old Republic International Corp. (Insurance)	2,445	85,404
Olin Corp. (Chemicals)	1,208	49,564
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	630	57,853
Omega Healthcare Investors, Inc. (Health Care REITs)	2,652	112,631
ONE Gas, Inc. (Gas Utilities)	582	41,479
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	508	100,751
Option Care Health, Inc.* (Health Care Providers & Services)	1,758	40,504
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	553	43,698
Oshkosh Corp. (Machinery)	669	68,399
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	2,715	106,428
Owens Corning (Building Products)	894	158,050
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,147	29,822
Parsons Corp.* (Professional Services)	481	52,025
Paylocity Holding Corp.* (Professional Services)	446	82,318
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,024	29,204
Penske Automotive Group, Inc. (Specialty Retail)	191	28,759
Penumbra, Inc.* (Health Care Equipment & Supplies)	399	91,319
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	1,602	130,163
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	6,525	88,936
Perrigo Co. PLC (Pharmaceuticals)	1,403	35,959
Pilgrim's Pride Corp.* (Food Products)	415	20,103
Pinnacle Financial Partners, Inc. (Banks)	787	82,989
Planet Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	871	68,391
Polaris, Inc. (Leisure Products)	540	37,751
Portland General Electric Co. (Electric Utilities)	1,060	50,244
Post Holdings, Inc.* (Food Products)	486	53,076
PotlatchDeltic Corp. (Specialized REITs)	738	30,679
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	584	35,291
Primerica, Inc. (Insurance)	348	96,330
Prosperity Bancshares, Inc. (Banks)	978	71,590
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	3,176	158,959
PVH Corp. (Textiles, Apparel & Luxury Goods)	575	56,615
Qualys, Inc.* (Software)	379	45,192
R1 RCM, Inc.* (Health Care Providers & Services)	1,606	22,902
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,107	52,937
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,488	74,715
Rayonier, Inc. (Specialized REITs)	1,379	43,066
RB Global, Inc. (Commercial Services & Supplies)	1,895	160,583
RBC Bearings, Inc.* (Machinery)	299	83,825
Regal Rexnord Corp. (Electrical Equipment)	685	114,080
Reinsurance Group of America, Inc. (Insurance)	676	142,690
Reliance, Inc. (Metals & Mining)	567	162,355
RenaissanceRe Holdings, Ltd. (Insurance)	537	140,909
Repligen Corp.* (Life Sciences Tools & Services)	537	72,103
Rexford Industrial Realty, Inc. (Industrial REITs)	2,253	96,631
RH* (Specialty Retail)	153	48,662
RLI Corp. (Insurance)	428	66,755
Roivant Sciences, Ltd.* (Biotechnology)	4,486	51,813
Royal Gold, Inc. (Metals & Mining)	675	98,591
RPM International, Inc. (Chemicals)	1,324	168,294
Ryan Specialty Holdings, Inc. (Insurance)	1,052	69,295
Ryder System, Inc. (Ground Transportation)	446	65,241
Sabra Health Care REIT, Inc. (Health Care REITs)	2,408	46,715
Saia, Inc.* (Ground Transportation)	274	133,879
Sarepta Therapeutics, Inc.* (Biotechnology)	979	123,354
Science Applications International Corp. (Professional Services)	526	75,897
SEI Investments Co. (Capital Markets)	1,015	75,881
Selective Insurance Group, Inc. (Insurance)	625	56,763
Sensata Technologies Holding PLC (Electrical Equipment)	1,552	53,296
Service Corp. International (Diversified Consumer Services)	1,498	122,311
Silgan Holdings, Inc. (Containers & Packaging)	835	43,203
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	332	34,482
Simpson Manufacturing Co., Inc. (Building Products)	433	77,849
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,363	83,770
SLM Corp. (Consumer Finance)	2,236	49,259
Sonoco Products Co. (Containers & Packaging)	1,010	53,045
Sotera Health Co.* (Life Sciences Tools & Services)	1,571	24,618
SouthState Corp. (Banks)	784	76,464
Southwest Gas Holdings, Inc. (Gas Utilities)	618	45,269
Spire, Inc. (Gas Utilities)	594	37,933
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	1,030	132,283
STAG Industrial, Inc. (Industrial REITs)	1,872	69,788
Starwood Property Trust, Inc. (Mortgage REITs)	3,264	64,431
Stericycle, Inc.* (Commercial Services & Supplies)	954	58,642
Stifel Financial Corp. (Capital Markets)	1,055	109,319
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	406	27,880
Synovus Financial Corp. (Banks)	1,480	73,808
Taylor Morrison Home Corp.* (Household Durables)	1,071	73,364
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	782	90,205
Tempur Sealy International, Inc. (Household Durables)	1,785	85,519

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Tenet Healthcare Corp.* (Health Care Providers & Services)	986	$152,850
Teradata Corp.* (Software)	988	31,843
Terex Corp. (Machinery)	689	35,628
Tetra Tech, Inc. (Commercial Services & Supplies)	2,750	134,420
Texas Capital Bancshares, Inc.* (Banks)	476	36,628
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	193	225,038
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	686	131,108
The Boston Beer Co., Inc.* - Class A (Beverages)	91	26,487
The Brink's Co. (Commercial Services & Supplies)	454	46,667
The Carlyle Group, Inc. (Capital Markets)	2,162	108,165
The Chemours Co. (Chemicals)	1,534	27,857
The Ensign Group, Inc. (Health Care Providers & Services)	581	90,049
The Gap, Inc. (Specialty Retail)	2,274	47,231
The Goodyear Tire & Rubber Co.* (Automobile Components)	2,932	23,485
The Hanover Insurance Group, Inc. (Insurance)	369	54,734
The Middleby Corp.* (Machinery)	553	71,724
The New York Times Co. - Class A (Media)	1,681	93,868
The Scotts Miracle-Gro Co. (Chemicals)	437	38,010
The Timken Co. (Machinery)	657	54,531
The Toro Co. (Machinery)	1,068	85,953
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,755	33,538
The Western Union Co. (Financial Services)	3,473	37,369
Thor Industries, Inc. (Automobiles)	547	56,932
TKO Group Holdings, Inc.* (Entertainment)	684	79,870
Toll Brothers, Inc. (Household Durables)	1,056	154,640
TopBuild Corp.* (Household Durables)	308	108,841
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	717	34,280
Trex Co., Inc.* (Building Products)	1,118	79,210
TXNM Energy, Inc. (Electric Utilities)	930	40,492
UFP Industries, Inc. (Building Products)	627	76,707
UGI Corp. (Gas Utilities)	2,207	52,769
UMB Financial Corp. (Banks)	456	50,037
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,942	16,604
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	1,332	10,523
United Bankshares, Inc. (Banks)	1,386	52,224
United States Steel Corp. (Metals & Mining)	2,300	89,355
United Therapeutics Corp.* (Biotechnology)	457	170,904
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	454	81,864
Unum Group (Insurance)	1,758	112,828
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	2,514	154,988
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	388	64,288
Valaris, Ltd.* (Energy Equipment & Services)	685	34,661
Valley National Bancorp (Banks)	4,399	41,659
Valmont Industries, Inc. (Construction & Engineering)	207	64,518
Valvoline, Inc.* (Specialty Retail)	1,325	53,371
Viper Energy, Inc. (Oil, Gas & Consumable Fuels)	1,039	53,924
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,167	19,792
Visteon Corp.* (Automobile Components)	283	25,541
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,580	58,586
Vornado Realty Trust (Office REITs)	1,703	70,522
Voya Financial, Inc. (Financial Services)	1,011	81,183
Warner Music Group Corp. - Class A (Entertainment)	1,455	46,502
Watsco, Inc. (Trading Companies & Distributors)	358	169,338
Watts Water Technologies, Inc. - Class A (Machinery)	281	53,556
Weatherford International PLC (Energy Equipment & Services)	753	59,487
Webster Financial Corp. (Banks)	1,763	91,323
WESCO International, Inc. (Trading Companies & Distributors)	460	88,306
Western Alliance Bancorp (Banks)	1,121	93,278
Westlake Corp. (Chemicals)	343	45,255
WEX, Inc.* (Financial Services)	423	73,010
Whirlpool Corp. (Household Durables)	564	58,380
Williams-Sonoma, Inc. (Specialty Retail)	1,322	177,319
Wingstop, Inc. (Hotels, Restaurants & Leisure)	301	86,595
Wintrust Financial Corp. (Banks)	684	79,269
Woodward, Inc. (Aerospace & Defense)	613	100,587
WP Carey, Inc. (Diversified REITs)	2,251	125,426
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	812	71,716
XPO, Inc.* (Ground Transportation)	1,197	156,245
YETI Holdings, Inc.* (Leisure Products)	870	30,633
Zions Bancorp NA (Banks)	1,518	79,027
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	2,967	32,785
TOTAL COMMON STOCKS
(Cost $17,897,554)		29,787,750

Repurchase Agreements(a)(b)  (33.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $14,950,947	$14,949,000	$14,949,000
TOTAL REPURCHASE AGREEMENTS
(Cost $14,949,000)		14,949,000
TOTAL INVESTMENT SECURITIES
(Cost $32,846,554) - 101.2%		44,736,750
Net other assets (liabilities) - (1.2)%		(522,504)
NET ASSETS - 100.0%		$44,214,246

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $7,148,000.
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	14	12/23/24	$4,359,040	$171,890

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/27/24	5.48%	$21,135,882	$(285,128)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	11/27/24	5.25%	11,162,454	(168,152)
				$32,298,336	$(453,280)

S&P MidCap 400	UBS AG	11/27/24	5.63%	$15,777,882	$(214,232)
SPDR S&P MidCap 400 ETF	UBS AG	11/27/24	5.63%	6,428,362	(91,935)
				$22,206,244	$(306,167)
				$54,504,580	$(759,447)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

UltraMid-Cap ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$400,363	0.9%
Air Freight & Logistics	73,447	0.2%
Automobile Components	245,935	0.6%
Automobiles	95,847	0.2%
Banks	1,818,175	4.1%
Beverages	142,221	0.3%
Biotechnology	849,426	1.9%
Broadline Retail	123,901	0.3%
Building Products	1,085,406	2.4%
Capital Markets	1,073,950	2.4%
Chemicals	663,112	1.5%
Commercial Services & Supplies	587,842	1.3%
Communications Equipment	138,386	0.3%
Construction & Engineering	738,386	1.7%
Construction Materials	155,124	0.4%
Consumer Finance	189,453	0.4%
Consumer Staples Distribution & Retail	568,343	1.3%
Containers & Packaging	512,475	1.2%
Diversified Consumer Services	391,562	0.9%
Diversified REITs	125,426	0.3%
Diversified Telecommunication Services	116,909	0.3%
Electric Utilities	267,985	0.6%
Electrical Equipment	488,464	1.1%
Electronic Equipment, Instruments & Components	811,149	1.8%
Energy Equipment & Services	212,200	0.5%
Entertainment	126,372	0.3%
Financial Services	515,639	1.2%
Food Products	304,912	0.7%
Gas Utilities	281,095	0.6%
Ground Transportation	520,666	1.2%
Health Care Equipment & Supplies	524,691	1.2%
Health Care Providers & Services	641,742	1.4%
Health Care REITs	223,479	0.5%
Health Care Technology	53,761	0.1%
Hotel & Resort REITs	29,822	0.1%
Hotels, Restaurants & Leisure	982,190	2.2%
Household Durables	538,913	1.2%
Household Products	115,656	0.3%
Independent Power and Renewable Electricity Producers	43,698	0.1%
Industrial REITs	323,498	0.7%
Insurance	1,353,244	3.1%
Interactive Media & Services	32,785	0.1%
IT Services	54,432	0.1%
Leisure Products	193,975	0.4%
Life Sciences Tools & Services	727,070	1.6%
Machinery	1,354,196	3.1%
Marine Transportation	68,282	0.2%
Media	148,578	0.3%
Metals & Mining	582,925	1.3%
Mortgage REITs	162,352	0.4%
Multi-Utilities	76,173	0.2%
Office REITs	199,329	0.4%
Oil, Gas & Consumable Fuels	1,326,364	3.0%
Paper & Forest Products	63,494	0.1%
Passenger Airlines	90,463	0.2%
Personal Care Products	176,418	0.4%
Pharmaceuticals	105,828	0.2%
Professional Services	858,587	1.9%
Real Estate Management & Development	132,228	0.3%
Residential REITs	293,849	0.7%
Retail REITs	300,104	0.7%
Semiconductors & Semiconductor Equipment	663,810	1.5%
Software	939,603	2.1%
Specialized REITs	511,105	1.2%
Specialty Retail	1,183,735	2.7%
Technology Hardware, Storage & Peripherals	158,959	0.4%
Textiles, Apparel & Luxury Goods	304,599	0.7%
Trading Companies & Distributors	523,707	1.2%
Water Utilities	99,935	0.2%
Other **	14,426,496	32.6%
Total	$44,214,246	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks (72.0%)

	Shares	Value
Adobe, Inc.* (Software)	20,384	$9,745,183
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	74,406	10,719,672
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	20,228	2,726,532
Alphabet, Inc. - Class A (Interactive Media & Services)	104,278	17,843,009
Alphabet, Inc. - Class C (Interactive Media & Services)	99,411	17,167,286
Amazon.com, Inc.* (Broadline Retail)	186,815	34,822,315
American Electric Power Co., Inc. (Electric Utilities)	24,465	2,415,919
Amgen, Inc. (Biotechnology)	24,693	7,905,711
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	22,825	5,092,486
ANSYS, Inc.* (Software)	4,018	1,287,407
Apple, Inc. (Technology Hardware, Storage & Peripherals)	270,625	61,136,893
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	37,902	6,882,245
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	5,753	812,899
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	4,333	2,914,159
AstraZeneca PLCADR (Pharmaceuticals)	26,771	1,904,757
Atlassian Corp.* - Class A (Software)	7,358	1,387,277
Autodesk, Inc.* (Software)	9,908	2,811,890
Automatic Data Processing, Inc. (Professional Services)	18,738	5,419,778
Baker Hughes Co. (Energy Equipment & Services)	45,671	1,739,152
Biogen, Inc.* (Biotechnology)	6,696	1,165,104
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	1,541	7,206,102
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	213,052	36,169,838
Cadence Design Systems, Inc.* (Software)	12,586	3,475,246
CDW Corp. (Electronic Equipment, Instruments & Components)	6,142	1,156,109
Charter Communications, Inc.* - Class A (Media)	6,563	2,150,104
Cintas Corp. (Commercial Services & Supplies)	18,530	3,813,660
Cisco Systems, Inc. (Communications Equipment)	185,219	10,144,445
Coca-Cola Europacific Partners PLC (Beverages)	21,111	1,604,436
Cognizant Technology Solutions Corp. - Class A (IT Services)	22,784	1,699,459
Comcast Corp. - Class A (Media)	177,598	7,755,705
Constellation Energy Corp. (Electric Utilities)	14,369	3,778,472
Copart, Inc.* (Commercial Services & Supplies)	44,241	2,277,084
CoStar Group, Inc.* (Real Estate Management & Development)	18,842	1,371,509
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	20,381	17,816,663
Crowdstrike Holdings, Inc.* - Class A (Software)	10,699	3,176,212
CSX Corp. (Ground Transportation)	89,105	2,997,492
Datadog, Inc.* - Class A (Software)	14,303	1,794,168
Dexcom, Inc.* (Health Care Equipment & Supplies)	18,424	1,298,524
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	13,523	2,390,460
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	9,882	638,772
DoorDash, Inc.* - Class A (Hotels, Restaurants & Leisure)	17,682	2,770,769
Electronic Arts, Inc. (Entertainment)	12,147	1,832,375
Exelon Corp. (Electric Utilities)	45,997	1,807,682
Fastenal Co. (Trading Companies & Distributors)	26,323	2,057,932
Fortinet, Inc.* (Software)	35,166	2,766,158
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	20,995	1,833,913
Gilead Sciences, Inc. (Biotechnology)	57,237	5,083,790
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	25,331	924,582
Honeywell International, Inc. (Industrial Conglomerates)	29,867	6,143,045
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	3,783	1,539,378
Illumina, Inc.* (Life Sciences Tools & Services)	7,323	1,055,537
Intel Corp. (Semiconductors & Semiconductor Equipment)	196,555	4,229,864
Intuit, Inc. (Software)	12,852	7,843,576
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	16,337	8,231,234
Keurig Dr Pepper, Inc. (Beverages)	62,344	2,054,235
KLA Corp. (Semiconductors & Semiconductor Equipment)	6,180	4,117,301
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	59,709	4,439,364
Linde PLC (Chemicals)	21,937	10,006,563
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	5,409	1,611,341
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	12,943	3,365,439
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	39,822	3,190,140
MercadoLibre, Inc.* (Broadline Retail)	2,331	4,748,667
Meta Platforms, Inc. - Class A (Interactive Media & Services)	61,866	35,113,904
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	24,665	1,809,671
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	50,970	5,079,161
Microsoft Corp. (Software)	132,303	53,761,325
Moderna, Inc.* (Biotechnology)	17,671	960,596
Mondelez International, Inc. - Class A (Food Products)	61,412	4,205,493
MongoDB, Inc.* (IT Services)	3,396	918,278
Monster Beverage Corp.* (Beverages)	45,033	2,372,338
Netflix, Inc.* (Entertainment)	19,730	14,916,471
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	436,696	57,975,760
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	11,710	2,745,995
Old Dominion Freight Line, Inc. (Ground Transportation)	9,852	1,983,405

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	19,692	$1,388,089
O'Reilly Automotive, Inc.* (Specialty Retail)	2,667	3,075,425
PACCAR, Inc. (Machinery)	24,107	2,513,878
Palo Alto Networks, Inc.* (Software)	14,887	5,364,233
Paychex, Inc. (Professional Services)	16,538	2,304,239
PayPal Holdings, Inc.* (Financial Services)	46,987	3,726,069
PDD Holdings, Inc.*ADR (Broadline Retail)	30,701	3,702,234
PepsiCo, Inc. (Beverages)	63,148	10,487,620
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	51,214	8,336,103
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,985	4,178,427
Roper Technologies, Inc. (Software)	4,928	2,649,933
Ross Stores, Inc. (Specialty Retail)	15,335	2,142,606
Starbucks Corp. (Hotels, Restaurants & Leisure)	52,092	5,089,388
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	26,914	783,467
Synopsys, Inc.* (Software)	7,063	3,627,627
Take-Two Interactive Software, Inc.* (Entertainment)	8,058	1,303,140
Tesla, Inc.* (Automobiles)	86,075	21,505,839
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	41,975	8,527,641
The Kraft Heinz Co. (Food Products)	55,586	1,859,908
The Trade Desk, Inc.* - Class A (Media)	20,586	2,474,643
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	53,641	11,970,526
Verisk Analytics, Inc. (Professional Services)	6,548	1,798,867
Vertex Pharmaceuticals, Inc.* (Biotechnology)	11,866	5,647,979
Warner Bros. Discovery, Inc.* (Entertainment)	112,722	916,430
Workday, Inc.* - Class A (Software)	9,789	2,289,158
Xcel Energy, Inc. (Electric Utilities)	25,632	1,712,474
Zscaler, Inc.* (Software)	6,948	1,256,129
TOTAL COMMON STOCKS
(Cost $233,947,988)		692,741,488

Repurchase Agreements(b)(c) (29.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $280,250,497	$280,214,000	$280,214,000
TOTAL REPURCHASE AGREEMENTS
(Cost $280,214,000)		280,214,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.78%(e)	896,376	$896,376
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $896,376)		896,376
TOTAL INVESTMENT SECURITIES
(Cost $515,058,364) - 101.2%		973,851,864
Net other assets (liabilities) - (1.2)%		(11,724,021)
NET ASSETS - 100.0%		$962,127,843

*	Non-income producing security.
(a)	All or part of this security was on loan as of October 31, 2024. The total value of securities on loan as of October 31, 2024 was $838,916.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $145,823,000.
(d)	Securities were purchased with cash collateral held from securities on loan at October 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on October 31, 2024.
ADR	American Depositary Receipt
NYS	New York Shares

UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	326	12/23/24	$130,541,810	$2,340,195

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	11/27/24	5.38%	$172,340,480	$(4,832,279)
Nasdaq-100 Index	Goldman Sachs International	11/27/24	5.58%	499,741,634	(11,352,684)
				$672,082,114	$(16,184,963)

Invesco QQQ Trust, Series 1 ETF	UBS AG	11/27/24	5.63%	$129,124,845	$(3,144,277)
Nasdaq-100 Index	UBS AG	11/27/24	5.63%	303,243,376	(7,140,370)
				$432,368,221	$(10,284,647)
				$1,104,450,335	$(26,469,610)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Automobiles	$21,505,839	2.2%
Beverages	16,518,629	1.7%
Biotechnology	24,941,606	2.6%
Broadline Retail	43,273,216	4.5%
Chemicals	10,006,562	1.0%
Commercial Services & Supplies	6,090,744	0.6%
Communications Equipment	10,144,445	1.1%
Consumer Staples Distribution & Retail	18,455,435	1.9%
Electric Utilities	9,714,547	1.0%
Electronic Equipment, Instruments & Components	1,156,109	0.1%
Energy Equipment & Services	1,739,152	0.2%
Entertainment	18,968,416	2.0%
Financial Services	3,726,069	0.4%
Food Products	6,065,401	0.6%
Ground Transportation	4,980,897	0.5%
Health Care Equipment & Supplies	12,903,049	1.3%
Hotels, Restaurants & Leisure	21,158,230	2.2%
Industrial Conglomerates	6,143,045	0.6%
Interactive Media & Services	70,124,198	7.3%
IT Services	2,617,737	0.3%
Life Sciences Tools & Services	1,055,537	0.1%
Machinery	2,513,878	0.3%
Media	12,380,452	1.3%
Oil, Gas & Consumable Fuels	2,390,461	0.3%
Pharmaceuticals	1,904,757	0.2%
Professional Services	9,522,885	1.0%
Real Estate Management & Development	1,371,509	0.2%
Semiconductors & Semiconductor Equipment	165,354,971	17.2%
Software	103,235,522	10.7%
Specialty Retail	5,218,031	0.5%
Technology Hardware, Storage & Peripherals	61,920,360	6.4%
Textiles, Apparel & Luxury Goods	1,611,341	0.2%
Trading Companies & Distributors	2,057,932	0.2%
Wireless Telecommunication Services	11,970,526	1.3%
Other **	269,386,355	28.0%
Total	$962,127,843	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

UltraShort China ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (78.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $2,074,270	$2,074,000	$2,074,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,074,000)		2,074,000
TOTAL INVESTMENT SECURITIES
(Cost $2,074,000) - 78.5%		2,074,000
Net other assets (liabilities) - 21.5%		569,032
NET ASSETS - 100.0%		$2,643,032

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $161,000.

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	11/27/24	(4.48)%	$(2,102,184)	$81,664
S&P China Select ADR Index (USD)	UBS AG	11/27/24	(4.63)%	(3,174,465)	92,743
				$(5,276,649)	$174,407

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (96.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $2,058,268	$2,058,000	$2,058,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,058,000)		2,058,000
TOTAL INVESTMENT SECURITIES
(Cost $2,058,000) - 96.3%		2,058,000
Net other assets (liabilities) - 3.7%		79,681
NET ASSETS - 100.0%		$2,137,681

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $652,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	11/27/24	(5.33)%	$(2,491,859)	$36,641
Dow Jones Industrial Average	UBS AG	11/27/24	(5.23)%	(1,778,664)	27,367
				$(4,270,523)	$64,008

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (79.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $298,039	$298,000	$298,000
TOTAL REPURCHASE AGREEMENTS
(Cost $298,000)		298,000
TOTAL INVESTMENT SECURITIES
(Cost $298,000) - 79.5%		298,000
Net other assets (liabilities) - 20.5%		76,673
NET ASSETS - 100.0%		$374,673

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $108,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	11/27/24	(4.63)%	$(334,330)	$10,824
S&P Emerging 50 ADR Index (USD)	UBS AG	11/27/24	(4.83)%	(415,443)	9,608
				$(749,773)	$20,432

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraShort International ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (95.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $2,429,316	$2,429,000	$2,429,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,429,000)		2,429,000
TOTAL INVESTMENT SECURITIES
(Cost $2,429,000) - 95.9%		2,429,000
Net other assets (liabilities) - 4.1%		102,967
NET ASSETS - 100.0%		$2,531,967

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $93,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	11/27/24	(4.78)%	$(2,785,722)	$36,049
MSCI EAFE Index	UBS AG	11/27/24	(5.13)%	(2,267,090)	30,366
				$(5,052,812)	$66,415

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraShort Japan ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (94.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $434,057	$434,000	$434,000
TOTAL REPURCHASE AGREEMENTS
(Cost $434,000)		434,000
TOTAL INVESTMENT SECURITIES
(Cost $434,000) - 94.3%		434,000
Net other assets (liabilities) - 5.7%		26,228
NET ASSETS - 100.0%		$460,228

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $85,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	3	12/13/24	$(576,450)	$15,765

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	11/27/24	(5.08)%	$(343,508)	$1,716

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (90.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $1,043,136	$1,043,000	$1,043,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,043,000)		1,043,000
TOTAL INVESTMENT SECURITIES
(Cost $1,043,000) - 90.8%		1,043,000
Net other assets (liabilities) - 9.2%		105,318
NET ASSETS - 100.0%		$1,148,318

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $91,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	11/27/24	(4.48)%	$(1,232,326)	$42,800
S&P Latin America 35 ADR Index (USD)	UBS AG	11/27/24	(4.63)%	(1,067,233)	26,286
				$(2,299,559)	$69,086

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (82.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $706,092	$706,000	$706,000
TOTAL REPURCHASE AGREEMENTS
(Cost $706,000)		706,000
TOTAL INVESTMENT SECURITIES
(Cost $706,000) - 82.8%		706,000
Net other assets (liabilities) - 17.2%		147,077
NET ASSETS - 100.0%		$853,077

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $304,000.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	11/27/24	(5.08)%	$(863,413)	$8,104
S&P MidCap 400	UBS AG	11/27/24	(5.23)%	(850,091)	11,514
				$(1,713,504)	$19,618

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (95.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $12,990,692	$12,989,000	$12,989,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,989,000)		12,989,000
TOTAL INVESTMENT SECURITIES
(Cost $12,989,000) - 95.7%		12,989,000
Net other assets (liabilities) - 4.3%		587,549
NET ASSETS - 100.0%		$13,576,549

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $4,537,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	6	12/23/24	$(2,402,610)	$(61,902)

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	11/27/24	(5.33)%	$(7,916,389)	$146,903
Nasdaq-100 Index	UBS AG	11/27/24	(5.23)%	(16,807,405)	395,185
				$(24,723,794)	$542,088

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b)  (96.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $3,568,465	$3,568,000	$3,568,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,568,000)		3,568,000
TOTAL INVESTMENT SECURITIES
(Cost $3,568,000) - 96.3%		3,568,000
Net other assets (liabilities) - 3.7%		138,556
NET ASSETS - 100.0%		$3,706,556

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $1,048,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	5	12/23/24	$(552,150)	$(20,522)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	11/27/24	(4.98)%	$(3,503,656)	$71,116
Russell 2000 Index	UBS AG	11/27/24	(5.13)%	(3,453,134)	75,768
				$(6,956,790)	$146,884

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks (66.8%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	342	$2,845
1st Source Corp. (Banks)	243	14,393
1stdibs.com, Inc.* (Broadline Retail)	337	1,405
2seventy bio, Inc.* (Biotechnology)	647	2,808
374Water, Inc.* (Machinery)	865	1,349
3D Systems Corp.* (Machinery)	1,687	5,061
4D Molecular Therapeutics, Inc.* (Biotechnology)	667	5,343
89bio, Inc.* (Biotechnology)	1,109	8,628
8x8, Inc.* (Software)	1,693	3,775
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	314	984
a.k.a. Brands Holding Corp.* (Specialty Retail)	8	184
A10 Networks, Inc. (Software)	939	13,756
AAR Corp.* (Aerospace & Defense)	456	26,767
Abercrombie & Fitch Co.* (Specialty Retail)	666	87,772
ABM Industries, Inc. (Commercial Services & Supplies)	837	44,411
Absci Corp.* (Biotechnology)	1,057	4,059
Acacia Research Corp.* (Financial Services)	500	2,260
Academy Sports & Outdoors, Inc. (Specialty Retail)	936	47,605
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,585	23,125
Acadia Realty Trust (Retail REITs)	1,366	33,453
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	684	7,551
ACCO Brands Corp. (Commercial Services & Supplies)	1,238	6,066
Accolade, Inc.* (Health Care Providers & Services)	967	3,065
Accuray, Inc.* (Health Care Equipment & Supplies)	1,270	2,197
ACELYRIN, Inc.* (Biotechnology)	967	5,493
Achieve Life Sciences, Inc.* (Biotechnology)	456	2,134
ACI Worldwide, Inc.* (Software)	1,397	68,732
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	674	12,668
ACNB Corp. (Banks)	110	4,620
Acrivon Therapeutics, Inc.* (Biotechnology)	156	1,248
Actinium Pharmaceuticals, Inc.* (Biotechnology)	398	716
Acumen Pharmaceuticals, Inc.* (Biotechnology)	555	1,598
Acushnet Holdings Corp. (Leisure Products)	384	23,539
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	1,959	33,871
AdaptHealth Corp.* (Health Care Providers & Services)	1,347	13,861
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	1,534	7,425
ADC Therapeutics SA* (Biotechnology)	1,077	3,037
Addus HomeCare Corp.* (Health Care Providers & Services)	231	28,741
Adeia, Inc. (Software)	1,441	17,912
Adient PLC* (Automobile Components)	1,185	23,143
ADMA Biologics, Inc.* (Biotechnology)	2,982	48,636
Adtalem Global Education, Inc.* (Diversified Consumer Services)	496	40,136
ADTRAN Holdings, Inc.* (Communications Equipment)	1,043	6,336
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	496	53,831
Advanced Flower Capital, Inc. (Mortgage REITs)	224	2,184
AdvanSix, Inc. (Chemicals)	338	9,589
Advantage Solutions, Inc.* (Media)	1,417	4,336
Adverum Biotechnologies, Inc.* (Biotechnology)	275	2,006
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	366	5,153
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	480	1,282
Aerovate Therapeutics, Inc.* (Biotechnology)	179	439
AeroVironment, Inc.* (Aerospace & Defense)	347	74,590
AerSale Corp.* (Aerospace & Defense)	444	2,340
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	302	1,111
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	381	2,777
Agenus, Inc.* (Biotechnology)	278	1,168
agilon health, Inc.* (Health Care Providers & Services)	4,085	10,417
Agilysys, Inc.* (Software)	298	29,812
Agios Pharmaceuticals, Inc.* (Biotechnology)	748	33,234
Air Transport Services Group, Inc.* (Air Freight & Logistics)	679	11,706
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	176	1,001
Airship AI Holdings, Inc.* (Software)	95	181
Akebia Therapeutics, Inc.* (Biotechnology)	2,755	4,573
Akero Therapeutics, Inc.* (Biotechnology)	898	27,685
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	352	991
Alamo Group, Inc. (Machinery)	136	23,057
Alarm.com Holdings, Inc.* (Software)	638	34,025
Albany International Corp. (Machinery)	413	28,051
Aldeyra Therapeutics, Inc.* (Biotechnology)	660	3,472
Alector, Inc.* (Biotechnology)	1,069	5,259
Alerus Financial Corp. (Financial Services)	236	4,774
Alexander & Baldwin, Inc. (Diversified REITs)	964	17,940
Alexander's, Inc. (Retail REITs)	28	6,357
Alico, Inc. (Food Products)	94	2,304
Alight, Inc.* - Class A (Professional Services)	5,616	38,919
Alignment Healthcare, Inc.* (Health Care Providers & Services)	1,325	16,430
Alkami Technology, Inc.* (Software)	592	21,673
Alkermes PLC* (Biotechnology)	2,170	55,769
Allegiant Travel Co. (Passenger Airlines)	205	13,327
ALLETE, Inc. (Electric Utilities)	769	49,147
Allient, Inc. (Electrical Equipment)	193	3,337
Allogene Therapeutics, Inc.* (Biotechnology)	1,700	4,344
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	312	10,308
Alpha Metallurgical Resources, Inc. (Metals & Mining)	146	30,412

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	1,359	$10,668
Alpine Income Property Trust, Inc. (Diversified REITs)	166	2,910
Alta Equipment Group, Inc. (Trading Companies & Distributors)	355	2,308
Altair Engineering, Inc.* - Class A (Software)	757	78,720
AlTi Global, Inc.* (Capital Markets)	446	1,820
Altimmune, Inc.* (Biotechnology)	940	6,336
Alto Neuroscience, Inc.* (Pharmaceuticals)	283	1,101
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	1,005	3,457
Alumis, Inc.* (Pharmaceuticals)	175	1,981
ALX Oncology Holdings, Inc.* (Biotechnology)	451	645
Amalgamated Financial Corp. (Banks)	237	7,860
A-Mark Precious Metals, Inc. (Financial Services)	232	9,013
Ambac Financial Group, Inc.* (Insurance)	575	6,503
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	502	28,207
AMC Entertainment Holdings, Inc.* (Entertainment)	4,482	19,676
AMC Networks, Inc.* - Class A (Media)	422	3,418
Amerant Bancorp, Inc. (Banks)	393	8,379
Ameresco, Inc.* - Class A (Construction & Engineering)	427	13,139
American Assets Trust, Inc. (Diversified REITs)	635	17,113
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	1,522	8,599
American Coastal Insurance Corp.* (Insurance)	320	3,888
American Eagle Outfitters, Inc. (Specialty Retail)	2,413	47,271
American Healthcare REIT, Inc. (Health Care REITs)	1,092	29,047
American Public Education, Inc.* (Diversified Consumer Services)	208	3,155
American Realty Investors, Inc.* (Real Estate Management & Development)	20	280
American States Water Co. (Water Utilities)	494	40,736
American Superconductor Corp.* (Electrical Equipment)	463	11,353
American Vanguard Corp. (Chemicals)	334	1,747
American Woodmark Corp.* (Building Products)	206	18,686
America's Car-Mart, Inc.* (Specialty Retail)	75	2,928
Ameris Bancorp (Banks)	872	54,055
AMERISAFE, Inc. (Insurance)	252	13,621
Ames National Corp. (Banks)	116	1,971
Amicus Therapeutics, Inc.* (Biotechnology)	3,885	44,367
AMMO, Inc.* (Leisure Products)	1,188	1,283
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	502	19,046
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	2,107	17,846
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	509	25,720
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	519	3,436
Amplitude, Inc.* - Class A (Software)	1,012	9,098
Amprius Technologies, Inc.* (Electrical Equipment)	218	294
AnaptysBio, Inc.* (Biotechnology)	259	5,602
Anavex Life Sciences Corp.* (Biotechnology)	994	6,580
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	157	1,416
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	505	3,378
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	245	14,025
Anika Therapeutics, Inc.* (Biotechnology)	174	2,977
Annexon, Inc.* (Biotechnology)	1,266	9,267
Anterix, Inc.* (Diversified Telecommunication Services)	135	4,385
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	1,300	5,018
Apartment Investment and Management Co.* (Residential REITs)	1,884	15,901
Apogee Enterprises, Inc. (Building Products)	290	21,704
Apogee Therapeutics, Inc.* (Biotechnology)	502	26,124
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	1,888	16,784
Appian Corp.* - Class A (Software)	533	19,055
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	3,019	44,591
Applied Digital Corp.* (IT Services)	1,557	10,525
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	509	117,878
Applied Optoelectronics, Inc.* (Communications Equipment)	490	7,654
Applied Therapeutics, Inc.* (Biotechnology)	1,275	11,271
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	983	5,397
Arbor Realty Trust, Inc. (Mortgage REITs)	2,439	35,951
Arbutus Biopharma Corp.* (Biotechnology)	1,935	7,440
Arcadium Lithium PLC* (Chemicals)	14,350	77,347
ArcBest Corp. (Ground Transportation)	312	32,504
Arcellx, Inc.* (Biotechnology)	571	48,118
Arch Resources, Inc. (Metals & Mining)	233	34,195
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	3,091	9,737
Archrock, Inc. (Energy Equipment & Services)	2,210	44,244
Arcosa, Inc. (Construction & Engineering)	643	60,211
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	303	5,372
Arcus Biosciences, Inc.* (Biotechnology)	720	11,016
Arcutis Biotherapeutics, Inc.* (Biotechnology)	1,407	11,692
Ardagh Metal Packaging SA (Containers & Packaging)	1,913	7,040
Ardelyx, Inc.* (Biotechnology)	3,077	18,062
Ardent Health Partners, Inc.* (Health Care Providers & Services)	160	2,784
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	549	7,746
Ares Commercial Real Estate Corp. (Mortgage REITs)	707	4,489
Argan, Inc. (Construction & Engineering)	164	21,655
Arhaus, Inc. (Specialty Retail)	678	5,749
Aris Water Solutions, Inc. - Class A (Commercial Services & Supplies)	355	5,858
Arko Corp. (Specialty Retail)	1,066	7,089

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,260	$12,802
Armada Hoffler Properties, Inc. (Diversified REITs)	879	9,520
ARMOUR Residential REIT, Inc. (Mortgage REITs)	649	12,169
Arq, Inc.* (Chemicals)	327	1,916
Array Technologies, Inc.* (Electrical Equipment)	2,022	13,204
ArriVent Biopharma, Inc.* (Biotechnology)	373	10,944
Arrow Financial Corp. (Banks)	217	6,193
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,581	30,403
ARS Pharmaceuticals, Inc.* (Biotechnology)	652	9,597
Arteris, Inc.* (Software)	365	2,486
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	834	36,779
Artiva Biotherapeutics, Inc.* (Biotechnology)	186	1,886
Artivion, Inc.* (Health Care Equipment & Supplies)	526	13,850
Arvinas, Inc.* (Pharmaceuticals)	851	22,492
Asana, Inc.* - Class A (Software)	1,076	12,847
Asbury Automotive Group, Inc.* (Specialty Retail)	268	61,061
ASGN, Inc.* (Professional Services)	598	55,076
ASP Isotopes, Inc.* (Chemicals)	668	4,669
Aspen Aerogels, Inc.* (Chemicals)	772	13,772
Associated Banc-Corp. (Banks)	1,983	47,076
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	1,774	42,239
Astec Industries, Inc. (Machinery)	302	9,598
Astrana Health, Inc.* (Health Care Providers & Services)	571	30,708
Astria Therapeutics, Inc.* (Biotechnology)	596	6,663
Astronics Corp.* (Aerospace & Defense)	379	6,591
Asure Software, Inc.* (Professional Services)	314	3,115
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	1,022	3,311
Atkore, Inc. (Electrical Equipment)	486	41,679
Atlanta Braves Holdings, Inc.* (Entertainment)	136	5,720
Atlanta Braves Holdings, Inc.* (Entertainment)	664	26,235
Atlantic Union Bankshares Corp. (Banks)	1,184	44,755
Atlanticus Holdings Corp.* (Consumer Finance)	73	2,715
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	899	17,593
Atmus Filtration Technologies, Inc. (Automobile Components)	1,110	43,224
ATN International, Inc. (Diversified Telecommunication Services)	140	2,934
Atossa Therapeutics, Inc.* (Biotechnology)	1,675	2,312
AtriCure, Inc.* (Health Care Equipment & Supplies)	627	20,804
AudioEye, Inc.* (Software)	94	2,002
Aura Biosciences, Inc.* (Biotechnology)	614	6,410
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	1,778	12,819
Aurora Innovation, Inc.* (Software)	12,402	64,428
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	1,224	18,935
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	601	11,227
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	692	3,218
AvePoint, Inc.* (Software)	1,680	20,395
Aviat Networks, Inc.* (Communications Equipment)	151	3,088
Avid Bioservices, Inc.* (Biotechnology)	823	8,197
Avidity Biosciences, Inc.* (Biotechnology)	1,431	60,474
AvidXchange Holdings, Inc.* (Financial Services)	2,301	18,960
Avient Corp. (Chemicals)	1,196	55,746
Avista Corp. (Multi-Utilities)	1,037	38,867
Avita Medical, Inc.* (Biotechnology)	338	3,414
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	431	36,769
Axogen, Inc.* (Health Care Equipment & Supplies)	561	7,854
Axonics, Inc.* (Health Care Equipment & Supplies)	675	47,453
Axos Financial, Inc.* (Banks)	724	49,029
Axsome Therapeutics, Inc.* (Pharmaceuticals)	482	42,912
AZZ, Inc. (Building Products)	389	29,634
B Riley Financial, Inc. (Capital Markets)	270	1,592
B&G Foods, Inc. (Food Products)	1,029	8,767
Backblaze, Inc.* - Class A (IT Services)	529	3,819
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	389	77,819
Balchem Corp. (Chemicals)	428	71,617
Bally's Corp.* (Hotels, Restaurants & Leisure)	317	5,532
Banc of California, Inc. (Banks)	1,840	28,262
BancFirst Corp. (Banks)	264	28,699
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	362	11,573
Bandwidth, Inc.* - Class A (Diversified Telecommunication Services)	327	6,377
Bank First Corp. (Banks)	130	11,961
Bank of Hawaii Corp. (Banks)	518	37,415
Bank of Marin Bancorp (Banks)	212	4,709
Bank7 Corp. (Banks)	53	2,223
BankUnited, Inc. (Banks)	988	34,916
Bankwell Financial Group, Inc. (Banks)	85	2,423
Banner Corp. (Banks)	455	29,138
Bar Harbor Bankshares (Banks)	198	6,366
BARK, Inc.* (Specialty Retail)	1,755	2,545
Barnes Group, Inc. (Machinery)	615	28,757
Barrett Business Services, Inc. (Professional Services)	339	12,268
BayCom Corp. (Banks)	139	3,454
BCB Bancorp, Inc. (Banks)	198	2,404
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	843	77,615
Beam Therapeutics, Inc.* (Biotechnology)	1,012	22,173
Beazer Homes USA, Inc.* (Household Durables)	392	12,058
Bel Fuse, Inc. - Class A (Electronic Equipment, Instruments & Components)	23	2,331
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	137	10,333

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
Belden, Inc. (Electronic Equipment, Instruments & Components)	537		$61,148
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	473		20,481
Berkshire Hills Bancorp, Inc. (Banks)	569		15,494
Berry Corp. (Oil, Gas & Consumable Fuels)	1,014		5,090
Beyond Meat, Inc.* (Food Products)	791		4,817
Beyond, Inc.* (Specialty Retail)	604		3,872
BGC Group, Inc. - Class A (Capital Markets)	4,824		45,201
BigBear.ai Holdings, Inc.* (IT Services)	1,345		2,139
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	934		4,894
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	10		1,703
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	2,736		21,915
Biohaven, Ltd.* (Biotechnology)	994		49,461
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	477		11,161
Biomea Fusion, Inc.* (Biotechnology)	366		3,429
Biote Corp.* - Class A (Pharmaceuticals)	356		1,816
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	497		6,744
Bit Digital, Inc.* (Software)	1,587		6,046
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	251		9,310
Black Diamond Therapeutics, Inc.* (Biotechnology)	527		1,444
Black Hills Corp. (Multi-Utilities)	908		53,744
Blackbaud, Inc.* (Software)	547		41,304
BlackLine, Inc.* (Software)	764		42,303
BlackSky Technology, Inc.* (Professional Services)	179		1,131
Blackstone Mortgage Trust, Inc. - Class A (Mortgage REITs)	2,299		41,865
Blade Air Mobility, Inc.* (Passenger Airlines)	768		2,761
Blend Labs, Inc.* - Class A (Software)	3,057		11,097
Blink Charging Co.* (Electrical Equipment)	1,274		2,523
Bloom Energy Corp.* - Class A (Electrical Equipment)	2,634		25,286
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,046		17,353
Blue Bird Corp.* (Machinery)	426		17,939
Blue Foundry Bancorp* (Banks)	274		2,693
Bluebird Bio, Inc.* (Biotechnology)	2,537		1,177
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	110		12,041
Blueprint Medicines Corp.* (Biotechnology)	833		72,896
Bluerock Homes Trust, Inc. (Residential REITs)	–	†	2
Boise Cascade Co. (Trading Companies & Distributors)	524		69,708
Boot Barn Holdings, Inc.* (Specialty Retail)	392		48,824
Borr Drilling, Ltd. (Energy Equipment & Services)	3,139		13,152
Boston Omaha Corp.* - Class A (Media)	326		4,812
Boundless Bio, Inc.* (Biotechnology)	84		245
Bowhead Specialty Holdings, Inc.* (Insurance)	96		2,795
Bowman Consulting Group, Ltd.* (Construction & Engineering)	177		3,593
Box, Inc.* - Class A (Software)	1,865		59,232
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	873		2,497
Brandywine Realty Trust (Office REITs)	2,244		11,377
Braze, Inc.* - Class A (Software)	873		27,465
BRC, Inc.* - Class A (Food Products)	700		2,191
Bread Financial Holdings, Inc. (Consumer Finance)	658		32,801
Bridgebio Pharma, Inc.* (Biotechnology)	1,861		43,566
Bridger Aerospace Group Holdings, Inc.* (Commercial Services & Supplies)	130		439
Bridgewater Bancshares, Inc.* (Banks)	263		3,840
Brightsphere Investment Group, Inc. (Capital Markets)	366		9,659
BrightSpire Capital, Inc. (Mortgage REITs)	1,711		10,403
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	713		10,674
BrightView Holdings, Inc.* (Commercial Services & Supplies)	770		12,613
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	584		59,983
Bristow Group, Inc.* (Energy Equipment & Services)	325		10,780
Broadstone Net Lease, Inc. (Diversified REITs)	2,498		43,939
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,535		15,894
Brookfield Business Corp. - Class A (Industrial Conglomerates)	344		8,191
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	1,589		65,277
Brookline Bancorp, Inc. (Banks)	1,168		13,140
BRT Apartments Corp. (Residential REITs)	149		2,418
Build-A-Bear Workshop, Inc. (Specialty Retail)	169		6,437
Bumble, Inc.* - Class A (Interactive Media & Services)	1,272		9,006
Burford Capital, Ltd. (Financial Services)	2,653		35,816
Burke & Herbert Financial Services Corp. (Banks)	179		11,338
Business First Bancshares, Inc. (Banks)	319		8,355
Byline Bancorp, Inc. (Banks)	412		11,087
Byrna Technologies, Inc.* (Aerospace & Defense)	229		3,300
C3.ai, Inc.* - Class A (Software)	1,120		27,586
C4 Therapeutics, Inc.* (Biotechnology)	776		4,136
Cabaletta Bio, Inc.* (Biotechnology)	587		2,084
Cable One, Inc. (Media)	75		25,617
Cabot Corp. (Chemicals)	718		77,422
Cactus, Inc. - Class A (Energy Equipment & Services)	868		51,464
Cadence Bank (Banks)	2,412		80,633
Cadiz, Inc.* (Water Utilities)	558		1,696
Cadre Holdings, Inc. (Aerospace & Defense)	345		11,996
Caesarstone, Ltd.* (Building Products)	274		1,104
Calavo Growers, Inc. (Food Products)	221		5,874
Caledonia Mining Corp. PLC (Metals & Mining)	218		3,250
Caleres, Inc. (Specialty Retail)	453		13,522
California BanCorp* (Banks)	322		4,695
California Resources Corp. (Oil, Gas & Consumable Fuels)	914		47,501
California Water Service Group (Water Utilities)	766		39,802

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Calix, Inc.* (Communications Equipment)	778	$27,525
Cal-Maine Foods, Inc. (Food Products)	543	47,666
Camden National Corp. (Banks)	192	8,054
Camping World Holdings, Inc. - Class A (Specialty Retail)	561	11,254
Candel Therapeutics, Inc.* (Biotechnology)	266	1,404
Cannae Holdings, Inc. (Financial Services)	746	14,808
Canoo, Inc.* (Automobiles)	869	658
Cantaloupe, Inc.* (Financial Services)	773	6,849
Capital Bancorp, Inc. (Banks)	122	3,081
Capital City Bank Group, Inc. (Banks)	182	6,370
Capitol Federal Financial, Inc. (Banks)	1,643	10,589
Capricor Therapeutics, Inc.* (Biotechnology)	341	6,854
Cardiff Oncology, Inc.* (Biotechnology)	519	1,619
Cardlytics, Inc.* (Media)	538	2,319
CareDx, Inc.* (Biotechnology)	670	14,827
CareTrust REIT, Inc. (Health Care REITs)	1,889	61,714
Cargo Therapeutics, Inc.* (Biotechnology)	455	8,873
Cargurus, Inc.* (Interactive Media & Services)	1,169	36,263
Caribou Biosciences, Inc.* (Biotechnology)	1,089	2,134
Carpenter Technology Corp. (Metals & Mining)	630	94,184
Carriage Services, Inc. (Diversified Consumer Services)	181	6,768
Cars.com, Inc.* (Interactive Media & Services)	872	13,943
Carter Bankshares, Inc.* (Banks)	302	5,557
Cartesian Therapeutics, Inc.* (Biotechnology)	96	1,901
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	818	80,067
Cass Information Systems, Inc. (Financial Services)	179	7,403
Cassava Sciences, Inc.* (Pharmaceuticals)	538	13,883
Castle Biosciences, Inc.* (Health Care Providers & Services)	343	11,892
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,480	32,264
Cathay General Bancorp (Banks)	922	42,394
Cavco Industries, Inc.* (Household Durables)	111	45,487
CBIZ, Inc.* (Professional Services)	635	43,771
CBL & Associates Properties, Inc. (Retail REITs)	301	7,961
CECO Environmental Corp.* (Commercial Services & Supplies)	387	9,211
Celcuity, Inc.* (Biotechnology)	357	5,534
Celldex Therapeutics, Inc.* (Biotechnology)	855	22,281
Centerspace (Residential REITs)	202	14,071
Central Garden & Pet Co.* (Household Products)	127	4,356
Central Garden & Pet Co.* - Class A (Household Products)	691	20,136
Central Pacific Financial Corp. (Banks)	353	9,510
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	187	19,412
Centuri Holdings, Inc.* (Construction & Engineering)	181	3,397
Century Aluminum Co.* (Metals & Mining)	699	12,337
Century Communities, Inc. (Household Durables)	370	32,804
Century Therapeutics, Inc.* (Biotechnology)	620	713
Cerence, Inc.* (Software)	545	1,660
Cerus Corp.* (Health Care Equipment & Supplies)	2,389	3,751
CervoMed, Inc.* (Biotechnology)	72	983
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	309	7,211
CG oncology, Inc.* (Biotechnology)	628	22,313
Champion Homes, Inc.* (Household Durables)	710	62,643
ChampionX Corp. (Energy Equipment & Services)	2,526	71,283
ChargePoint Holdings, Inc.* (Electrical Equipment)	5,140	6,168
Chart Industries, Inc.* (Machinery)	569	68,689
Chatham Lodging Trust (Hotel & Resort REITs)	638	5,040
Chegg, Inc.* (Diversified Consumer Services)	1,315	2,104
Chemung Financial Corp. (Banks)	43	2,055
Chesapeake Utilities Corp. (Gas Utilities)	293	35,098
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	224	3,387
Chimera Investment Corp. (Mortgage REITs)	1,067	16,112
ChoiceOne Financial Services, Inc. (Banks)	110	3,649
ChromaDex Corp.* (Life Sciences Tools & Services)	648	2,262
Cibus, Inc.* (Biotechnology)	204	814
Cimpress PLC* (Commercial Services & Supplies)	229	15,803
Cinemark Holdings, Inc.* (Entertainment)	1,462	43,494
Cipher Mining, Inc.* (Software)	2,391	11,788
Citi Trends, Inc.* (Specialty Retail)	84	1,587
Citizens & Northern Corp. (Banks)	197	3,727
Citizens Financial Services, Inc. (Banks)	60	3,497
City Holding Co. (Banks)	194	22,620
City Office REIT, Inc. (Office REITs)	516	2,642
Civista Bancshares, Inc. (Banks)	203	4,135
Claros Mortgage Trust, Inc. (Mortgage REITs)	1,143	7,189
Clarus Corp. (Leisure Products)	404	1,701
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	2,260	6,396
Cleanspark, Inc.* (Software)	3,027	32,116
Clear Channel Outdoor Holdings, Inc.* (Media)	4,670	6,865
Clear Secure, Inc. - Class A (Software)	1,163	42,775
Clearfield, Inc.* (Communications Equipment)	160	5,749
Clearwater Analytics Holdings, Inc.* - Class A (Software)	2,009	52,455
Clearwater Paper Corp.* (Paper & Forest Products)	215	5,416
Climb Bio, Inc.* (Biotechnology)	390	1,492
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	56	5,734
Clipper Realty, Inc. (Residential REITs)	157	1,033
CNB Financial Corp. (Banks)	273	6,929
CNO Financial Group, Inc. (Insurance)	1,395	47,988
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,958	66,630
Coastal Financial Corp.* (Banks)	149	9,386
Codexis, Inc.* (Life Sciences Tools & Services)	925	2,905

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Coeur Mining, Inc.* (Metals & Mining)	5,232	$33,694
Cogent Biosciences, Inc.* (Biotechnology)	1,215	13,960
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	583	46,797
Cohen & Steers, Inc. (Capital Markets)	364	35,952
Coherus Biosciences, Inc.* (Biotechnology)	1,473	1,097
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	613	15,276
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	431	14,714
Colony Bankcorp, Inc. (Banks)	219	3,331
Columbia Financial, Inc.* (Banks)	362	6,183
Columbus McKinnon Corp. (Machinery)	376	11,961
Commercial Metals Co. (Metals & Mining)	1,532	82,422
Commercial Vehicle Group, Inc.* (Machinery)	444	1,292
CommScope Holding Co., Inc.* (Communications Equipment)	2,793	18,797
Community Financial System, Inc. (Banks)	693	42,370
Community Health Systems, Inc.* (Health Care Providers & Services)	1,662	6,731
Community Healthcare Trust, Inc. (Health Care REITs)	360	6,754
Community Trust Bancorp, Inc. (Banks)	203	10,515
Community West Bancshares (Banks)	224	4,198
Commvault Systems, Inc.* (Software)	578	90,279
Compass Diversified Holdings (Financial Services)	882	19,139
Compass Minerals International, Inc. (Metals & Mining)	457	5,626
Compass Therapeutics, Inc.* (Biotechnology)	1,350	2,214
Compass, Inc.* - Class A (Real Estate Management & Development)	5,018	31,864
CompoSecure, Inc. - Class A (Technology Hardware, Storage & Peripherals)	326	4,926
CompX International, Inc. (Commercial Services & Supplies)	20	564
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	1,223	14,138
Concentra Group Holdings Parent, Inc.* (Health Care Providers & Services)	301	6,101
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	315	1,748
Conduent, Inc.* (Professional Services)	2,094	7,538
Conduit Pharmaceuticals, Inc.* (Life Sciences Tools & Services)	305	28
CONMED Corp. (Health Care Equipment & Supplies)	409	27,910
ConnectOne Bancorp, Inc. (Banks)	480	11,635
Consensus Cloud Solutions, Inc.* (Software)	239	5,301
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	388	43,037
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,017	4,714
Consolidated Water Co., Ltd. (Water Utilities)	199	4,728
Constellium SE* (Metals & Mining)	1,715	19,037
Construction Partners, Inc.* - Class A (Construction & Engineering)	569	44,797
Consumer Portfolio Services, Inc.* (Consumer Finance)	112	1,121
Contango ORE, Inc.* (Metals & Mining)	136	2,925
Contineum Therapeutics, Inc.* - Class A (Pharmaceuticals)	75	1,257
Cooper-Standard Holdings, Inc.* (Automobile Components)	224	2,811
COPT Defense Properties (Office REITs)	1,491	48,010
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	137	2,187
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,071	52,447
Core Laboratories, Inc. (Energy Equipment & Services)	622	11,756
Core Molding Technologies, Inc.* (Chemicals)	100	1,505
Core Scientific, Inc.* (IT Services)	2,362	31,391
CoreCivic, Inc.* (Commercial Services & Supplies)	1,461	20,176
CorMedix, Inc.* (Pharmaceuticals)	727	7,310
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	592	3,798
CorVel Corp.* (Health Care Providers & Services)	117	34,845
Costamare, Inc. (Marine Transportation)	569	7,744
Couchbase, Inc.* (IT Services)	515	8,276
Coursera, Inc.* (Diversified Consumer Services)	1,822	12,663
Covenant Logistics Group, Inc. (Ground Transportation)	107	5,414
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	64	1,376
CRA International, Inc. (Professional Services)	87	15,846
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	293	13,938
Crawford & Co. - Class A (Insurance)	201	2,239
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	1,705	64,279
Crescent Energy Co. - Class A (Oil, Gas & Consumable Fuels)	1,900	23,617
Cricut, Inc. - Class A (Household Durables)	622	4,093
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	1,164	65,137
Critical Metals Corp.* (Metals & Mining)	97	599
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	424	4,838
CrossFirst Bankshares, Inc.* (Banks)	601	9,436
CryoPort, Inc.* (Life Sciences Tools & Services)	579	3,856
CS Disco, Inc.* (Software)	385	2,264
CSG Systems International, Inc. (Professional Services)	392	18,271
CSW Industrials, Inc. (Building Products)	219	77,329
CTO Realty Growth, Inc. (Diversified REITs)	293	5,670
CTS Corp. (Electronic Equipment, Instruments & Components)	399	19,747
Cullinan Therapeutics, Inc.* (Biotechnology)	685	10,652
Curbline Properties Corp.* (Retail REITs)	1,258	28,469
Cushman & Wakefield PLC* (Real Estate Management & Development)	3,032	41,085
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	675	2,761
Customers Bancorp, Inc.* (Banks)	392	18,083
CVB Financial Corp. (Banks)	1,754	34,080

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	452	$7,187
CVRx, Inc.* (Health Care Equipment & Supplies)	176	2,309
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,607	7,946
Cytokinetics, Inc.* (Biotechnology)	1,512	77,112
Daily Journal Corp.* (Media)	18	8,730
Dakota Gold Corp.* (Metals & Mining)	895	1,960
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	490	6,385
Dana, Inc. (Automobile Components)	1,729	13,261
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	428	15,806
Dave, Inc.* (Software)	104	4,010
Day One Biopharmaceuticals, Inc.* (Biotechnology)	687	10,113
Definitive Healthcare Corp.* (Health Care Technology)	706	2,930
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	840	13,163
Deluxe Corp. (Commercial Services & Supplies)	586	10,993
Denali Therapeutics, Inc.* (Biotechnology)	1,646	42,730
Denny's Corp.* (Hotels, Restaurants & Leisure)	668	4,282
Design Therapeutics, Inc.* (Biotechnology)	416	2,180
Designer Brands, Inc. - Class A (Specialty Retail)	563	2,933
Despegar.com Corp.* (Hotels, Restaurants & Leisure)	814	11,754
Destination XL Group, Inc.* (Specialty Retail)	710	1,899
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,787	18,442
Diamond Hill Investment Group, Inc. (Capital Markets)	35	5,282
DiamondRock Hospitality Co. (Hotel & Resort REITs)	2,786	23,876
Dianthus Therapeutics, Inc.* (Biotechnology)	316	8,804
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	335	15,504
Digi International, Inc.* (Communications Equipment)	473	13,703
Digimarc Corp.* (Software)	201	6,227
Digital Turbine, Inc.* (Software)	1,271	4,067
DigitalBridge Group, Inc. (Real Estate Management & Development)	2,105	33,027
DigitalOcean Holdings, Inc.* (IT Services)	869	34,395
Dime Community Bancshares, Inc. (Banks)	469	14,103
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	201	6,118
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	604	35,322
Disc Medicine, Inc.* (Biotechnology)	261	11,698
Distribution Solutions Group, Inc.* (Building Products)	139	5,352
Diversified Energy Co. PLC (Oil, Gas & Consumable Fuels)	622	7,464
Diversified Healthcare Trust (Health Care REITs)	2,892	10,324
DLH Holdings Corp.* (Professional Services)	112	907
DMC Global, Inc.* (Energy Equipment & Services)	260	2,623
DNOW, Inc.* (Trading Companies & Distributors)	1,397	16,527
DocGo, Inc.* (Health Care Providers & Services)	1,347	4,728
Dole PLC (Food Products)	994	16,053
Domo, Inc.* - Class B (Software)	448	3,562
Donegal Group, Inc. - Class A (Insurance)	205	3,108
Donnelley Financial Solutions, Inc.* (Capital Markets)	342	19,952
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	481	13,877
Dorman Products, Inc.* (Automobile Components)	347	39,568
Douglas Dynamics, Inc. (Machinery)	300	6,795
Douglas Emmett, Inc. (Office REITs)	2,139	38,053
Dream Finders Homes, Inc.* - Class A (Household Durables)	370	11,045
Drilling Tools International Corp.* (Energy Equipment & Services)	156	523
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	793	11,776
Ducommun, Inc.* (Aerospace & Defense)	180	10,582
D-Wave Quantum, Inc.* (Software)	1,160	1,230
DXP Enterprises, Inc.* (Trading Companies & Distributors)	165	8,098
Dycom Industries, Inc.* (Construction & Engineering)	376	65,548
Dynavax Technologies Corp.* (Biotechnology)	1,744	20,666
Dyne Therapeutics, Inc.* (Biotechnology)	1,069	30,851
Dynex Capital, Inc. (Mortgage REITs)	985	12,027
E2open Parent Holdings, Inc.* (Software)	2,710	7,940
Eagle Bancorp, Inc. (Banks)	391	10,248
Easterly Government Properties, Inc. (Office REITs)	1,285	17,425
Eastern Bankshares, Inc. (Banks)	2,555	41,723
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	801	3,781
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	1,612	40,397
Ecovyst, Inc.* (Chemicals)	1,541	10,263
Edgewell Personal Care Co. (Personal Care Products)	651	22,752
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	961	32,261
Editas Medicine, Inc.* (Biotechnology)	1,097	3,181
eGain Corp.* (Software)	257	1,264
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	338	4,130
Elevation Oncology, Inc.* (Biotechnology)	691	397
Ellington Financial, Inc. (Mortgage REITs)	1,094	13,226
Elme Communities (Residential REITs)	1,165	19,654
Embecta Corp. (Health Care Equipment & Supplies)	768	10,813
Emerald Holding, Inc. (Media)	201	792
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	190	984
Empire State Realty Trust, Inc. (Diversified REITs)	1,775	18,815
Employers Holdings, Inc. (Insurance)	327	15,931
Enact Holdings, Inc. (Financial Services)	387	13,193
Enanta Pharmaceuticals, Inc.* (Biotechnology)	266	2,991

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Encore Capital Group, Inc.* (Consumer Finance)	310	$14,161
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	2,404	9,400
Energizer Holdings, Inc. (Household Products)	952	30,531
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	2,449	14,743
Energy Recovery, Inc.* (Machinery)	752	13,431
Energy Vault Holdings, Inc.* (Electrical Equipment)	1,364	2,551
Enerpac Tool Group Corp. (Machinery)	720	31,766
EnerSys (Electrical Equipment)	530	51,335
Enfusion, Inc.* - Class A (Software)	648	5,774
Enhabit, Inc.* (Health Care Providers & Services)	659	4,541
Enliven Therapeutics, Inc.* (Pharmaceuticals)	466	12,978
Ennis, Inc. (Commercial Services & Supplies)	337	6,861
Enova International, Inc.* (Consumer Finance)	338	29,376
Enovix Corp.* (Electrical Equipment)	2,031	18,289
Enpro, Inc. (Machinery)	278	40,480
Enstar Group, Ltd.* (Insurance)	168	54,180
Enterprise Bancorp, Inc. (Banks)	131	4,206
Enterprise Financial Services Corp. (Banks)	490	25,833
Entrada Therapeutics, Inc.* (Biotechnology)	327	5,605
Entravision Communications Corp. - Class A (Media)	814	1,888
Envestnet, Inc.* (Software)	671	42,125
Enviri Corp.* (Commercial Services & Supplies)	1,049	8,035
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	348	30,955
Equity Bancshares, Inc. - Class A (Banks)	190	8,073
Equity Commonwealth* (Office REITs)	1,401	27,726
Erasca, Inc.* (Biotechnology)	2,350	6,087
Escalade, Inc. (Leisure Products)	132	1,720
ESCO Technologies, Inc. (Machinery)	343	43,060
Esperion Therapeutics, Inc.* (Pharmaceuticals)	2,502	5,104
Esquire Financial Holdings, Inc. (Banks)	94	6,259
ESSA Bancorp, Inc. (Banks)	111	2,089
Essent Group, Ltd. (Financial Services)	1,382	82,933
Essential Properties Realty Trust, Inc. (Diversified REITs)	2,323	73,615
Ethan Allen Interiors, Inc. (Household Durables)	303	8,384
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	448	3,221
Eve Holding, Inc.* (Aerospace & Defense)	401	1,235
Eventbrite, Inc.* - Class A (Interactive Media & Services)	1,066	3,411
EverCommerce, Inc.* (Software)	283	2,977
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,047	13,957
EverQuote, Inc.* - Class A (Interactive Media & Services)	332	5,969
Everspin Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	258	1,594
EVERTEC, Inc. (Financial Services)	854	27,977
EVgo, Inc.* (Specialty Retail)	1,334	10,459
EVI Industries, Inc. (Trading Companies & Distributors)	68	1,352
Evolent Health, Inc.* - Class A (Health Care Technology)	1,529	35,702
Evolus, Inc.* (Pharmaceuticals)	732	11,946
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	406	2,091
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	1,730	3,720
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	227	5,421
ExlService Holdings, Inc.* (Professional Services)	2,081	86,714
eXp World Holdings, Inc. (Real Estate Management & Development)	1,085	14,452
Exponent, Inc. (Professional Services)	669	63,140
Expro Group Holdings N.V.* (Energy Equipment & Services)	1,254	15,989
Extreme Networks, Inc.* (Communications Equipment)	1,664	24,844
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	662	7,785
F&G Annuities & Life, Inc. (Insurance)	246	9,865
Fabrinet* (Electronic Equipment, Instruments & Components)	483	116,388
Farmers & Merchants Bancorp, Inc. (Banks)	169	4,582
Farmers National Banc Corp. (Banks)	482	6,632
Farmland Partners, Inc. (Specialized REITs)	583	6,827
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	254	4,455
Fastly, Inc.* - Class A (IT Services)	1,706	12,334
Fate Therapeutics, Inc.* (Biotechnology)	1,326	3,143
FB Financial Corp. (Banks)	470	23,124
Federal Agricultural Mortgage Corp. - Class C (Financial Services)	121	22,176
Federal Signal Corp. (Machinery)	796	64,930
Fennec Pharmaceuticals, Inc.* (Biotechnology)	310	1,352
Fibrobiologics, Inc.* (Biotechnology)	368	1,111
Fidelis Insurance Holdings, Ltd. (Insurance)	690	11,909
Fidelity D&D Bancorp, Inc. (Banks)	63	3,308
Figs, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,721	10,756
Financial Institutions, Inc. (Banks)	201	4,826
First Advantage Corp.* (Professional Services)	673	12,195
First Bancorp (Banks)	530	22,101
First BanCorp (Banks)	2,144	41,336
First Bank/Hamilton NJ (Banks)	279	3,951
First Busey Corp. (Banks)	706	17,163
First Business Financial Services, Inc. (Banks)	104	4,451
First Commonwealth Financial Corp. (Banks)	1,339	22,013
First Community Bankshares, Inc. (Banks)	224	9,287
First Financial Bancorp (Banks)	1,250	31,975
First Financial Bankshares, Inc. (Banks)	1,723	62,269
First Financial Corp. (Banks)	152	6,530
First Financial Northwest, Inc. (Banks)	93	2,093
First Foundation, Inc. (Banks)	832	5,599
First Internet Bancorp (Banks)	107	3,742

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
First Interstate BancSystem, Inc. - Class A (Banks)	1,051	$32,371
First Merchants Corp. (Banks)	772	28,603
First Mid Bancshares, Inc. (Banks)	303	11,559
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	402	6,832
First Western Financial, Inc.* (Banks)	107	2,034
FirstCash Holdings, Inc. (Consumer Finance)	510	52,769
FiscalNote Holdings, Inc.* (Professional Services)	798	726
Five Star Bancorp (Banks)	221	6,648
Flagstar Financial, Inc. (Banks)	3,358	33,983
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	404	9,898
Flexsteel Industries, Inc. (Household Durables)	61	3,551
Fluence Energy, Inc.* (Electrical Equipment)	806	17,531
Fluor Corp.* (Construction & Engineering)	2,261	118,205
Flushing Financial Corp. (Banks)	365	5,721
Flywire Corp.* (Financial Services)	1,599	27,855
Foghorn Therapeutics, Inc.* (Biotechnology)	334	2,545
Foot Locker, Inc.* (Specialty Retail)	1,105	25,625
Forafric Global PLC* (Food Products)	73	750
Forestar Group, Inc.* (Real Estate Management & Development)	252	7,956
Forge Global Holdings, Inc.* (Capital Markets)	1,519	1,762
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,025	38,930
Forrester Research, Inc.* (Professional Services)	155	2,274
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	155	2,167
Forward Air Corp. (Air Freight & Logistics)	332	11,730
Four Corners Property Trust, Inc. (Specialized REITs)	1,215	33,485
Fox Factory Holding Corp.* (Automobile Components)	560	20,154
Fractyl Health, Inc.* (Health Care Equipment & Supplies)	452	1,272
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	1,087	14,142
Franklin Covey Co.* (Professional Services)	149	5,932
Franklin Electric Co., Inc. (Machinery)	600	57,426
Franklin Street Properties Corp. (Office REITs)	1,292	2,287
Fresh Del Monte Produce, Inc. (Food Products)	448	14,385
Freshworks, Inc.* - Class A (Software)	2,738	32,035
Freyr Battery, Inc.* (Electrical Equipment)	1,485	1,440
Frontdoor, Inc.* (Diversified Consumer Services)	1,039	51,628
Frontier Group Holdings, Inc.* (Passenger Airlines)	558	3,393
FRP Holdings, Inc.* (Real Estate Management & Development)	176	5,104
FS Bancorp, Inc. (Banks)	88	3,851
FTAI Aviation, Ltd. (Trading Companies & Distributors)	1,345	180,821
FTAI Infrastructure, Inc. (Ground Transportation)	1,334	10,765
fuboTV, Inc.* (Interactive Media & Services)	3,888	6,765
FuelCell Energy, Inc.* (Electrical Equipment)	6,607	2,273
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	822	2,598
Fulgent Genetics, Inc.* (Health Care Providers & Services)	269	5,770
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	434	2,209
Fulton Financial Corp. (Banks)	2,405	43,555
Funko, Inc.* - Class A (Leisure Products)	414	4,902
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	346	2,090
FVCBankcorp, Inc.* (Banks)	217	2,826
Galectin Therapeutics, Inc.* (Biotechnology)	270	667
Gambling.com Group, Ltd.* (Media)	229	2,205
Gannett Co., Inc.* (Media)	1,880	8,817
GATX Corp. (Trading Companies & Distributors)	473	65,160
GCM Grosvenor, Inc. - Class A (Capital Markets)	564	6,509
GCT Semiconductor Holding, Inc.* (Semiconductors & Semiconductor Equipment)	100	231
Genco Shipping & Trading, Ltd. (Marine Transportation)	559	8,799
Gencor Industries, Inc.* (Machinery)	136	2,709
GeneDx Holdings Corp.* (Health Care Providers & Services)	166	13,561
Generation Bio Co.* (Biotechnology)	655	1,428
Genesco, Inc.* (Specialty Retail)	145	3,715
Genie Energy, Ltd. - Class B (Electric Utilities)	171	2,688
Gentherm, Inc.* (Automobile Components)	416	17,451
Genworth Financial, Inc.* (Insurance)	5,701	38,425
Geospace Technologies Corp.* (Energy Equipment & Services)	166	1,859
German American Bancorp, Inc. (Banks)	377	15,265
Geron Corp.* (Biotechnology)	7,706	31,672
Getty Images Holdings, Inc.* (Interactive Media & Services)	1,328	5,511
Getty Realty Corp. (Retail REITs)	655	20,560
Gibraltar Industries, Inc.* (Building Products)	405	27,333
GigaCloud Technology, Inc.* - Class A (Distributors)	311	7,081
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	535	16,200
Glacier Bancorp, Inc. (Banks)	1,509	78,694
Gladstone Commercial Corp. (Diversified REITs)	531	8,361
Gladstone Land Corp. (Specialized REITs)	445	5,798
Glaukos Corp.* (Health Care Equipment & Supplies)	648	85,699
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	1,662	12,681
Global Industrial Co. (Trading Companies & Distributors)	180	4,775
Global Medical REIT, Inc. (Health Care REITs)	805	7,317
Global Net Lease, Inc. (Diversified REITs)	2,659	20,714
Global Water Resources, Inc. (Water Utilities)	153	1,911

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Globalstar, Inc.* (Diversified Telecommunication Services)	9,660	$10,143
GMS, Inc.* (Trading Companies & Distributors)	530	47,642
Gogo, Inc.* (Wireless Telecommunication Services)	858	5,620
GoHealth, Inc.* - Class A (Insurance)	60	680
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,311	47,537
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	267	7,843
Golden Matrix Group, Inc.* (Entertainment)	268	673
Golden Ocean Group, Ltd. (Marine Transportation)	1,611	17,270
Goosehead Insurance, Inc.* - Class A (Insurance)	298	32,452
GoPro, Inc.* - Class A (Household Durables)	1,657	2,237
GrafTech International, Ltd.* (Electrical Equipment)	3,428	5,828
Graham Corp.* (Machinery)	136	3,811
Graham Holdings Co. - Class B (Diversified Consumer Services)	43	36,262
Granite Construction, Inc. (Construction & Engineering)	583	49,001
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	667	1,988
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	697	4,133
Gray Television, Inc. (Media)	1,133	6,469
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	873	9,978
Great Southern Bancorp, Inc. (Banks)	114	6,463
Green Brick Partners, Inc.* (Household Durables)	412	28,432
Green Dot Corp.* - Class A (Consumer Finance)	704	7,997
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	844	10,322
Greene County Bancorp, Inc. (Banks)	93	2,604
Greenlight Capital Re, Ltd.* - Class A (Insurance)	366	4,934
Greenwich Lifesciences, Inc.* (Biotechnology)	79	1,063
Greif, Inc. - Class A (Containers & Packaging)	330	20,605
Greif, Inc. - Class B (Containers & Packaging)	64	4,284
Grid Dynamics Holdings, Inc.* (IT Services)	756	12,036
Griffon Corp. (Building Products)	498	31,314
Grindr, Inc.* (Interactive Media & Services)	325	4,349
Group 1 Automotive, Inc. (Specialty Retail)	175	63,756
Groupon, Inc.* (Broadline Retail)	308	3,160
GrowGeneration Corp.* (Specialty Retail)	760	1,562
Guaranty Bancshares, Inc. (Banks)	106	3,483
Guardant Health, Inc.* (Health Care Providers & Services)	1,563	34,198
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	172	23,812
Gyre Therapeutics, Inc.* (Biotechnology)	92	1,316
H&E Equipment Services, Inc. (Trading Companies & Distributors)	427	22,311
H.B. Fuller Co. (Chemicals)	725	53,056
Haemonetics Corp.* (Health Care Equipment & Supplies)	665	47,321
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	335	3,327
Halozyme Therapeutics, Inc.* (Biotechnology)	1,652	83,541
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	110	3,042
Hamilton Insurance Group, Ltd.* - Class B (Insurance)	524	9,128
Hamilton Lane, Inc. - Class A (Capital Markets)	509	91,437
Hancock Whitney Corp. (Banks)	1,149	59,840
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	4,679	32,519
Hanmi Financial Corp. (Banks)	398	9,102
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	1,489	52,101
HarborOne Bancorp, Inc. (Banks)	508	6,030
Harmonic, Inc.* (Communications Equipment)	1,463	16,225
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	400	12,852
Harrow, Inc.* (Pharmaceuticals)	403	18,159
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	540	1,269
Haverty Furniture Cos., Inc. (Specialty Retail)	191	4,231
Hawaiian Electric Industries, Inc.* (Electric Utilities)	2,181	22,399
Hawkins, Inc. (Chemicals)	256	27,366
Haynes International, Inc. (Metals & Mining)	167	10,080
HBT Financial, Inc. (Banks)	170	3,631
HCI Group, Inc. (Insurance)	110	12,464
Health Catalyst, Inc.* (Health Care Technology)	774	6,014
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	975	10,696
HealthEquity, Inc.* (Health Care Providers & Services)	1,121	95,565
HealthStream, Inc. (Health Care Technology)	323	9,443
Heartland Express, Inc. (Ground Transportation)	617	6,667
Heartland Financial USA, Inc. (Banks)	562	33,439
Hecla Mining Co. (Metals & Mining)	7,779	50,486
Heidrick & Struggles International, Inc. (Professional Services)	267	10,429
Helen of Troy, Ltd.* (Household Durables)	302	19,222
Helios Technologies, Inc. (Machinery)	440	20,297
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,908	17,649
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,280	43,008
Herbalife, Ltd.* (Personal Care Products)	1,323	9,989
Herc Holdings, Inc. (Trading Companies & Distributors)	373	78,008
Heritage Commerce Corp. (Banks)	789	7,661
Heritage Financial Corp. (Banks)	454	10,437
Heritage Insurance Holdings, Inc.* (Insurance)	303	3,136
Heron Therapeutics, Inc.* (Biotechnology)	1,555	2,706
Hertz Global Holdings, Inc.* (Ground Transportation)	1,625	4,518
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	527	1,802

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	192	$2,458
Hillenbrand, Inc. (Machinery)	930	25,622
HilleVax, Inc.* (Biotechnology)	417	755
Hillman Solutions Corp.* (Machinery)	2,602	27,581
Hilltop Holdings, Inc. (Banks)	617	18,899
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	977	36,032
Himalaya Shipping, Ltd. (Marine Transportation)	394	2,585
Hims & Hers Health, Inc.* (Health Care Providers & Services)	2,513	47,320
Hingham Institution For Savings The (Banks)	21	5,324
Hippo Holdings, Inc.* (Insurance)	261	5,786
HireQuest, Inc. (Professional Services)	73	972
HNI Corp. (Commercial Services & Supplies)	622	30,652
Holley, Inc.* (Automobile Components)	617	1,598
Home Bancorp, Inc. (Banks)	93	4,385
Home BancShares, Inc. (Banks)	2,495	68,089
HomeStreet, Inc. (Banks)	242	2,191
HomeTrust Bancshares, Inc. (Banks)	195	6,464
Hooker Furnishings Corp. (Household Durables)	140	2,244
Hope Bancorp, Inc. (Banks)	1,535	19,019
Horace Mann Educators Corp. (Insurance)	544	20,259
Horizon Bancorp, Inc. (Banks)	574	9,195
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	66	11,619
Hub Group, Inc. - Class A (Air Freight & Logistics)	808	35,058
Hudson Pacific Properties, Inc. (Office REITs)	1,811	7,824
Hudson Technologies, Inc.* (Trading Companies & Distributors)	589	4,518
Humacyte, Inc.* (Biotechnology)	1,164	5,878
Huron Consulting Group, Inc.* (Professional Services)	233	26,965
Hut 8 Corp.* (Software)	1,073	16,943
Hyliion Holdings Corp.* (Machinery)	1,866	4,460
Hyster-Yale, Inc. (Machinery)	152	9,647
I3 Verticals, Inc.* - Class A (Financial Services)	299	6,874
i-80 Gold Corp.* (Metals & Mining)	4,193	4,403
IBEX Holdings, Ltd.* (Professional Services)	116	2,083
Ibotta, Inc.* - Class A (Media)	101	7,402
ICF International, Inc. (Professional Services)	247	41,642
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	438	11,940
ICU Medical, Inc.* (Health Care Equipment & Supplies)	284	48,487
Ideaya Biosciences, Inc.* (Biotechnology)	1,100	30,965
IDT Corp. - Class B (Diversified Telecommunication Services)	204	9,574
IES Holdings, Inc.* (Construction & Engineering)	109	23,834
IGM Biosciences, Inc.* (Biotechnology)	201	3,445
iHeartMedia, Inc.* - Class A (Media)	1,368	2,709
iLearningEngines Holdings, Inc.* (Software)	388	582
IMAX Corp.* (Entertainment)	568	13,802
Immersion Corp. (Technology Hardware, Storage & Peripherals)	401	3,380
ImmunityBio, Inc.* (Biotechnology)	1,917	9,988
Immunome, Inc.* (Biotechnology)	681	7,811
Immunovant, Inc.* (Biotechnology)	769	22,501
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	304	57,757
Inari Medical, Inc.* (Health Care Equipment & Supplies)	701	33,928
Independence Realty Trust, Inc. (Residential REITs)	2,993	58,722
Independent Bank Corp. (Banks)	562	35,350
Independent Bank Corp. (Banks)	264	8,654
Independent Bank Group, Inc. (Banks)	480	28,013
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	2,172	7,189
Industrial Logistics Properties Trust (Industrial REITs)	865	3,058
Infinera Corp.* (Communications Equipment)	2,680	18,010
Information Services Group, Inc. (IT Services)	466	1,431
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	264	1,634
Ingevity Corp.* (Chemicals)	482	20,143
Ingles Markets, Inc. - Class A (Consumer Staples Distribution & Retail)	192	12,261
Inhibrx Biosciences, Inc.* (Biotechnology)	154	2,469
Inmode, Ltd.* (Health Care Equipment & Supplies)	1,053	17,985
Inmune Bio, Inc.* (Biotechnology)	179	1,047
Innodata, Inc.* (Professional Services)	358	7,199
Innospec, Inc. (Chemicals)	330	35,567
Innovage Holding Corp.* (Health Care Providers & Services)	252	1,462
Innovative Industrial Properties, Inc. (Industrial REITs)	373	48,188
Innovex International, Inc.* (Energy Equipment & Services)	453	6,428
Innovid Corp.* (Media)	1,411	2,695
Innoviva, Inc.* (Pharmaceuticals)	733	14,337
Inogen, Inc.* (Health Care Equipment & Supplies)	314	2,741
Inovio Pharmaceuticals, Inc.* (Biotechnology)	344	1,816
Inozyme Pharma, Inc.* (Biotechnology)	685	2,939
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	369	64,545
Insmed, Inc.* (Biotechnology)	2,081	140,009
Insperity, Inc. (Professional Services)	475	37,416
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	290	2,767
Installed Building Products, Inc. (Household Durables)	317	68,757
Insteel Industries, Inc. (Building Products)	248	6,689
Instructure Holdings, Inc.* (Software)	293	6,897
Intapp, Inc.* (Software)	517	25,938
Integer Holdings Corp.* (Health Care Equipment & Supplies)	442	54,919
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	896	16,809
Integral Ad Science Holding Corp.* (Media)	957	11,331
Intellia Therapeutics, Inc.* (Biotechnology)	1,276	18,145

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Inter Parfums, Inc. (Personal Care Products)	241	$29,178
InterDigital, Inc. (Software)	335	50,397
Interface, Inc. (Commercial Services & Supplies)	760	13,277
International Bancshares Corp. (Banks)	716	43,862
International Game Technology PLC (Hotels, Restaurants & Leisure)	1,507	30,622
International Money Express, Inc.* (Financial Services)	420	7,388
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	535	23,294
Intrepid Potash, Inc.* (Chemicals)	145	3,638
Intuitive Machines, Inc.* (Aerospace & Defense)	377	2,941
InvenTrust Properties Corp. (Retail REITs)	902	26,564
Invesco Mortgage Capital, Inc. (Mortgage REITs)	649	5,237
Investar Holding Corp. (Banks)	122	2,546
Investors Title Co. (Insurance)	19	4,394
Invivyd, Inc.* (Biotechnology)	1,050	937
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	2,627	39,483
Iovance Biotherapeutics, Inc.* (Biotechnology)	3,353	35,005
iRadimed Corp. (Health Care Equipment & Supplies)	107	5,272
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	414	29,990
iRobot Corp.* (Household Durables)	377	3,291
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,873	7,398
Ispire Technology, Inc.* (Tobacco)	254	1,425
iTeos Therapeutics, Inc.* (Biotechnology)	352	2,974
Itron, Inc.* (Electronic Equipment, Instruments & Components)	608	67,950
Ivanhoe Electric, Inc.* (Metals & Mining)	1,107	11,236
J & J Snack Foods Corp. (Food Products)	202	33,152
J Jill, Inc. (Specialty Retail)	73	1,745
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	260	12,805
Jackson Financial, Inc. - Class A (Financial Services)	1,011	101,048
JAKKS Pacific, Inc.* (Leisure Products)	106	3,344
James River Group Holdings, Ltd. (Insurance)	415	2,581
Jamf Holding Corp.* (Software)	1,085	18,054
Janus International Group, Inc.* (Building Products)	1,879	13,829
Janux Therapeutics, Inc.* (Biotechnology)	371	20,030
Jasper Therapeutics, Inc.* (Biotechnology)	150	3,177
JBG SMITH Properties (Office REITs)	1,106	18,802
JELD-WEN Holding, Inc.* (Building Products)	1,138	16,114
JetBlue Airways Corp.* (Passenger Airlines)	4,136	23,575
Joby Aviation, Inc.* (Passenger Airlines)	5,322	25,546
John B Sanfilippo & Son, Inc. (Food Products)	119	9,819
John Bean Technologies Corp. (Machinery)	421	46,908
John Marshall Bancorp, Inc. (Banks)	166	3,542
John Wiley & Sons, Inc. - Class A (Media)	477	23,516
Johnson Outdoors, Inc. - Class A (Leisure Products)	63	1,992
Kadant, Inc. (Machinery)	155	51,624
Kaiser Aluminum Corp. (Metals & Mining)	212	15,743
Kaltura, Inc.* (Software)	1,273	1,617
KalVista Pharmaceuticals, Inc.* (Biotechnology)	511	5,248
Karat Packaging, Inc. (Trading Companies & Distributors)	91	2,430
KB Home (Household Durables)	891	69,945
Kearny Financial Corp. (Banks)	725	5,068
Kelly Services, Inc. - Class A (Professional Services)	410	8,196
Kennametal, Inc. (Machinery)	1,049	26,561
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,506	16,099
Keros Therapeutics, Inc.* (Biotechnology)	390	22,636
Kforce, Inc. (Professional Services)	247	14,274
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	324	5,764
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	507	24,676
Kingsway Financial Services, Inc.* (Insurance)	170	1,522
Kiniksa Pharmaceuticals International PLC* (Biotechnology)	494	11,159
Kite Realty Group Trust (Retail REITs)	2,876	73,826
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	778	9,017
Knife River Corp.* (Construction Materials)	752	73,185
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,152	19,953
Kodiak Gas Services, Inc. (Energy Equipment & Services)	267	8,512
Kodiak Sciences, Inc.* (Biotechnology)	432	1,642
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	737	63,109
Koppers Holdings, Inc. (Chemicals)	271	9,217
Korn Ferry (Professional Services)	688	48,607
Korro Bio, Inc.* (Biotechnology)	81	4,658
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	6,195	23,293
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,958	44,486
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	1,133	12,882
Kronos Worldwide, Inc. (Chemicals)	288	3,324
Krystal Biotech, Inc.* (Biotechnology)	328	56,590
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	715	32,075
Kura Oncology, Inc.* (Biotechnology)	960	16,051
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	78	7,786
Kymera Therapeutics, Inc.* (Biotechnology)	589	27,194
Kyverna Therapeutics, Inc.* (Biotechnology)	223	1,066
L B Foster Co.* - Class A (Machinery)	120	2,262
Ladder Capital Corp. (Mortgage REITs)	1,503	17,149
Lakeland Financial Corp. (Banks)	329	21,408
Lancaster Colony Corp. (Food Products)	259	44,963
Lands' End, Inc.* (Specialty Retail)	188	2,959
Landsea Homes Corp.* (Household Durables)	238	2,470
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	912	100,175

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
LanzaTech Global, Inc.* (Commercial Services & Supplies)	1,480	$2,501
Larimar Therapeutics, Inc.* (Biotechnology)	557	4,581
Latham Group, Inc.* (Leisure Products)	537	3,491
Laureate Education, Inc. (Diversified Consumer Services)	1,776	30,512
La-Z-Boy, Inc. (Household Durables)	561	21,346
LCI Industries (Automobile Components)	328	36,500
LCNB Corp. (Banks)	170	2,667
Legacy Housing Corp.* (Household Durables)	148	3,670
Legalzoom.com, Inc.* (Professional Services)	1,825	13,104
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	269	23,777
Lemonade, Inc.* (Insurance)	683	16,235
LendingClub Corp.* (Consumer Finance)	1,447	20,518
LendingTree, Inc.* (Consumer Finance)	132	7,528
LENZ Therapeutics, Inc.* (Biotechnology)	166	4,475
Leonardo DRS, Inc.* (Aerospace & Defense)	975	29,318
Leslie's, Inc.* (Specialty Retail)	2,380	6,402
Lexeo Therapeutics, Inc.* (Biotechnology)	312	2,465
Lexicon Pharmaceuticals, Inc.*+ (Biotechnology)	1,520	2,964
LGI Homes, Inc.* (Household Durables)	277	28,132
Liberty Energy, Inc. (Energy Equipment & Services)	2,137	36,479
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	425	4,161
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	1,717	16,621
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	789	17,579
Life360, Inc.* (Software)	77	3,301
Lifecore Biomedical, Inc.* (Life Sciences Tools & Services)	299	1,698
LifeMD, Inc.* (Health Care Technology)	469	1,914
LifeStance Health Group, Inc.* (Health Care Providers & Services)	1,847	12,393
Lifetime Brands, Inc. (Household Durables)	165	950
Lifeway Foods, Inc.* (Food Products)	60	1,597
Lifezone Metals, Ltd.* (Metals & Mining)	484	3,107
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	225	23,783
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	1,590	5,009
Limbach Holdings, Inc.* (Construction & Engineering)	135	10,256
Limoneira Co. (Food Products)	219	5,615
Lincoln Educational Services Corp.* (Diversified Consumer Services)	346	4,595
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	469	4,432
Lindsay Corp. (Machinery)	143	17,117
Lineage Cell Therapeutics, Inc.* (Biotechnology)	1,956	1,626
LINKBANCORP, Inc. (Banks)	293	2,099
Lions Gate Entertainment Corp.* - Class A (Entertainment)	789	6,233
Lions Gate Entertainment Corp.* - Class B (Entertainment)	1,648	11,618
Liquidia Corp.* (Pharmaceuticals)	763	8,279
Liquidity Services, Inc.* (Commercial Services & Supplies)	284	6,129
LivaNova PLC* (Health Care Equipment & Supplies)	722	37,270
Live Oak Bancshares, Inc. (Banks)	459	18,227
LiveOne, Inc.* (Entertainment)	993	685
LiveRamp Holdings, Inc.* (Software)	874	21,876
Livewire Group, Inc.* (Automobiles)	241	1,424
Logility Supply Chain Solutions, Inc. (Software)	416	4,389
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	428	25,560
LSB Industries, Inc.* (Chemicals)	706	5,789
LSI Industries, Inc. (Electrical Equipment)	371	6,070
LTC Properties, Inc. (Health Care REITs)	569	21,736
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	13,403	85,644
Luminar Technologies, Inc.* (Automobile Components)	4,440	3,443
Luxfer Holdings PLC (Machinery)	362	5,198
LXP Industrial Trust (Industrial REITs)	3,849	36,335
Lyell Immunopharma, Inc.* (Biotechnology)	2,128	2,044
Lyra Therapeutics, Inc.* (Pharmaceuticals)	641	176
M/I Homes, Inc.* (Household Durables)	353	53,511
MacroGenics, Inc.* (Biotechnology)	814	2,979
Madison Square Garden Entertainment Corp.* (Entertainment)	518	21,606
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	232	60,167
Magnite, Inc.* (Media)	1,666	20,792
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	2,293	57,967
Maiden Holdings, Ltd.* (Insurance)	1,166	1,801
Malibu Boats, Inc.* - Class A (Leisure Products)	268	12,028
Mama's Creations, Inc.* (Food Products)	436	3,248
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	322	1,417
MannKind Corp.* (Biotechnology)	3,511	24,823
MARA Holdings, Inc.* (Software)	3,621	60,724
Maravai LifeSciences Holdings, Inc.* - Class A (Life Sciences Tools & Services)	1,463	10,840
Marcus & Millichap, Inc. (Real Estate Management & Development)	311	11,768
Marine Products Corp. (Leisure Products)	116	1,092
MarineMax, Inc.* (Specialty Retail)	286	8,331
MarketWise, Inc. (Capital Markets)	510	296
Marqeta, Inc.* - Class A (Financial Services)	6,174	34,945
Marten Transport, Ltd. (Ground Transportation)	769	11,904
Masterbrand, Inc.* (Building Products)	1,678	30,137
MasterCraft Boat Holdings, Inc.* (Leisure Products)	222	3,854
Materion Corp. (Metals & Mining)	273	27,745
Mativ Holdings, Inc. (Chemicals)	715	11,047
Matrix Service Co.* (Construction & Engineering)	350	3,931
Matson, Inc. (Marine Transportation)	450	69,700
Matterport, Inc.* (Software)	3,515	16,028
Matthews International Corp. - Class A (Commercial Services & Supplies)	393	9,153
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	101	2,221

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
MaxCyte, Inc.* (Life Sciences Tools & Services)	1,385	$4,958
Maximus, Inc. (Professional Services)	808	69,844
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	1,057	13,709
Mayville Engineering Co., Inc.* (Machinery)	168	3,439
MBIA, Inc. (Insurance)	591	2,329
McGrath RentCorp (Trading Companies & Distributors)	323	36,725
Medallion Financial Corp. (Consumer Finance)	248	2,346
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	396	6,783
Medifast, Inc.* (Personal Care Products)	143	2,628
MediWound, Ltd.* (Pharmaceuticals)	104	1,882
MeiraGTx Holdings PLC* (Biotechnology)	514	2,848
Mercantile Bank Corp. (Banks)	209	8,958
Merchants Bancorp (Financial Services)	240	8,866
Mercury General Corp. (Insurance)	355	24,009
Mercury Systems, Inc.* (Aerospace & Defense)	726	23,486
Meridianlink, Inc.* (Software)	357	7,840
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	758	74,784
Meritage Homes Corp. (Household Durables)	476	86,252
Mersana Therapeutics, Inc.* (Biotechnology)	1,502	2,719
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	68	7,755
Metagenomi, Inc.* (Biotechnology)	84	165
Metallus, Inc.* (Metals & Mining)	567	7,989
Metals Acquisition, Ltd.* - Class A (Metals & Mining)	713	8,542
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	467	4,072
Metrocity Bankshares, Inc. (Banks)	244	7,218
Metropolitan Bank Holding Corp.* (Banks)	140	7,490
MFA Financial, Inc. (Mortgage REITs)	1,356	16,665
MGE Energy, Inc. (Electric Utilities)	483	43,707
MGP Ingredients, Inc. (Beverages)	188	9,032
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	2,732	2,759
Mid Penn Bancorp, Inc. (Banks)	198	6,255
Middlefield Banc Corp. (Banks)	96	2,711
Middlesex Water Co. (Water Utilities)	234	14,318
Midland States Bancorp, Inc. (Banks)	272	6,748
MidWestOne Financial Group, Inc. (Banks)	193	5,585
Miller Industries, Inc. (Machinery)	147	9,649
MillerKnoll, Inc. (Commercial Services & Supplies)	924	20,661
MiMedx Group, Inc.* (Biotechnology)	1,570	10,755
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	953	6,004
Minerals Technologies, Inc. (Chemicals)	425	31,998
Mineralys Therapeutics, Inc.* (Biotechnology)	378	5,058
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,646	39,161
Mirum Pharmaceuticals, Inc.* (Biotechnology)	519	19,961
Mission Produce, Inc.* (Food Products)	576	6,797
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,240	9,312
Mistras Group, Inc.* (Professional Services)	278	2,349
Mitek Systems, Inc.* (Software)	613	5,266
Modine Manufacturing Co.* (Automobile Components)	684	80,556
ModivCare, Inc.* (Health Care Providers & Services)	148	2,393
Moelis & Co. - Class A (Capital Markets)	936	62,150
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	170	13,347
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	504	640
Moneylion, Inc.* (Consumer Finance)	113	4,856
Monro, Inc. (Specialty Retail)	396	10,854
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	874	4,833
Monte Rosa Therapeutics, Inc.* (Biotechnology)	547	4,650
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	421	11,102
Moog, Inc. - Class A (Aerospace & Defense)	376	70,914
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	200	3,694
Mr. Cooper Group, Inc.* (Financial Services)	845	74,825
MRC Global, Inc.* (Trading Companies & Distributors)	1,116	13,682
Mueller Industries, Inc. (Machinery)	1,480	121,315
Mueller Water Products, Inc. - Class A (Machinery)	2,057	44,411
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,921	60,473
MVB Financial Corp. (Banks)	152	2,886
Myers Industries, Inc. (Containers & Packaging)	486	5,725
MYR Group, Inc.* (Construction & Engineering)	217	28,427
Myriad Genetics, Inc.* (Biotechnology)	1,184	26,001
N-able, Inc.* (Software)	946	11,570
Nabors Industries, Ltd.* (Energy Equipment & Services)	121	9,004
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	54	1,691
NANO Nuclear Energy, Inc.* (Electrical Equipment)	53	1,037
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	718	4,071
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	466	17,932
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	37	3,117
National Bank Holdings Corp. - Class A (Banks)	489	21,985
National Bankshares, Inc. (Banks)	76	2,172
National Beverage Corp. (Beverages)	311	14,054
National CineMedia, Inc.* (Media)	939	6,751
National Health Investors, Inc. (Health Care REITs)	554	42,464
National HealthCare Corp. (Health Care Providers & Services)	165	19,145
National Presto Industries, Inc. (Aerospace & Defense)	69	4,963
National Research Corp. (Health Care Providers & Services)	203	3,680

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
National Vision Holdings, Inc.* (Specialty Retail)	1,031	$10,722
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	142	2,779
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	124	3,395
Nature's Sunshine Products, Inc.* (Personal Care Products)	171	2,165
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	645	1,677
Navient Corp. (Consumer Finance)	1,046	14,885
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,671	4,127
NB Bancorp, Inc.* (Banks)	516	9,747
NBT Bancorp, Inc. (Banks)	610	27,133
NCR Atleos Corp.* (Financial Services)	955	25,002
NCR Voyix Corp.* (Software)	1,927	24,685
Nektar Therapeutics* (Pharmaceuticals)	2,364	2,813
Nelnet, Inc. - Class A (Consumer Finance)	188	21,188
Neogen Corp.* (Health Care Equipment & Supplies)	2,889	41,255
NeoGenomics, Inc.* (Health Care Providers & Services)	1,688	22,940
NerdWallet, Inc.* - Class A (Consumer Finance)	523	7,683
Nerdy, Inc.* (Diversified Consumer Services)	964	871
NET Lease Office Properties* (Office REITs)	197	5,918
Net Power, Inc.* (Electrical Equipment)	280	2,526
NETGEAR, Inc.* (Communications Equipment)	374	8,198
NetScout Systems, Inc.* (Communications Equipment)	916	19,263
NETSTREIT Corp. (Retail REITs)	1,030	15,965
Neumora Therapeutics, Inc.* (Pharmaceuticals)	1,114	12,755
Neurogene, Inc.* (Biotechnology)	136	5,985
NeuroPace, Inc.* (Health Care Equipment & Supplies)	181	1,167
Nevro Corp.* (Health Care Equipment & Supplies)	479	2,639
New Jersey Resources Corp. (Gas Utilities)	1,301	59,703
New York Mortgage Trust, Inc. (Mortgage REITs)	1,202	6,936
Newmark Group, Inc. - Class A (Real Estate Management & Development)	1,774	26,592
Newpark Resources, Inc.* (Energy Equipment & Services)	1,097	7,306
NewtekOne, Inc. (Financial Services)	308	4,029
NexPoint Diversified Real Estate Trust* (Diversified REITs)	446	2,386
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	108	1,634
NexPoint Residential Trust, Inc. (Residential REITs)	301	12,537
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	1,531	8,941
Nextdoor Holdings, Inc.* (Interactive Media & Services)	2,310	5,590
NextNav, Inc.* (Software)	993	11,539
NEXTracker, Inc.* - Class A (Electrical Equipment)	1,909	76,015
NI Holdings, Inc.* (Insurance)	103	1,617
Nicolet Bankshares, Inc. (Banks)	176	17,897
Nkarta, Inc.* (Biotechnology)	701	2,159
NL Industries, Inc. (Commercial Services & Supplies)	111	831
nLight, Inc.* (Electronic Equipment, Instruments & Components)	609	7,600
NMI Holdings, Inc.* (Financial Services)	1,039	40,189
NN, Inc.* (Machinery)	610	1,922
Noble Corp. PLC (Energy Equipment & Services)	1,828	58,459
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	2,699	8,826
Northeast Bank (Banks)	87	7,731
Northeast Community Bancorp, Inc. (Banks)	163	4,231
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)	1,314	47,633
Northern Technologies International Corp. (Chemicals)	104	1,322
Northfield Bancorp, Inc. (Banks)	520	6,120
Northrim BanCorp, Inc. (Banks)	70	4,569
Northwest Bancshares, Inc. (Banks)	1,687	22,420
Northwest Natural Holding Co. (Gas Utilities)	502	19,523
Northwest Pipe Co.* (Construction & Engineering)	128	5,746
Northwestern Energy Group, Inc. (Multi-Utilities)	816	43,623
Norwood Financial Corp. (Banks)	96	2,816
Novagold Resources, Inc.* (Metals & Mining)	3,230	11,176
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	475	80,863
Novavax, Inc.* (Biotechnology)	1,870	17,971
Novocure, Ltd.* (Health Care Equipment & Supplies)	1,410	21,404
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	657	4,067
Nurix Therapeutics, Inc.* (Biotechnology)	845	20,770
NuScale Power Corp.* (Electrical Equipment)	1,049	20,078
Nuvalent, Inc.* - Class A (Biotechnology)	459	40,617
Nuvation Bio, Inc.* (Pharmaceuticals)	2,401	5,306
NV5 Global, Inc.* (Professional Services)	756	17,275
NVE Corp. (Semiconductors & Semiconductor Equipment)	63	4,748
Oak Valley Bancorp (Banks)	90	2,430
Oceaneering International, Inc.* (Energy Equipment & Services)	1,339	32,672
OceanFirst Financial Corp. (Banks)	762	13,868
Ocugen, Inc.* (Biotechnology)	3,388	3,086
Ocular Therapeutix, Inc.* (Pharmaceuticals)	2,060	21,692
Offerpad Solutions, Inc.* (Real Estate Management & Development)	138	415
OFG Bancorp (Banks)	609	24,524
O-I Glass, Inc.* (Containers & Packaging)	2,051	22,786
Oil States International, Inc.* (Energy Equipment & Services)	813	3,845
Oil-Dri Corp. of America (Household Products)	65	4,410
Olaplex Holdings, Inc.* (Personal Care Products)	1,836	3,268
Old National Bancorp (Banks)	4,167	80,256
Old Second Bancorp, Inc. (Banks)	577	9,474

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Olema Pharmaceuticals, Inc.* (Biotechnology)	529	$6,099
Olo, Inc.* - Class A (Software)	1,387	6,949
Olympic Steel, Inc. (Metals & Mining)	131	4,700
Omega Flex, Inc. (Machinery)	47	2,403
Omeros Corp.* (Pharmaceuticals)	741	2,994
OmniAb, Inc.* (Life Sciences Tools & Services)	1,222	4,998
Omnicell, Inc.* (Health Care Equipment & Supplies)	604	29,379
ON24, Inc.* (Software)	365	2,208
ONE Gas, Inc. (Gas Utilities)	746	53,167
One Liberty Properties, Inc. (Diversified REITs)	210	5,607
OneSpan, Inc.* (Software)	501	8,357
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	1,330	23,288
OneWater Marine, Inc.* (Specialty Retail)	158	3,440
Onity Group, Inc.* (Financial Services)	85	2,526
Ooma, Inc.* (Diversified Telecommunication Services)	327	3,911
Open Lending Corp.* (Capital Markets)	1,353	7,577
Opendoor Technologies, Inc.* (Real Estate Management & Development)	8,205	14,359
OPENLANE, Inc.* (Commercial Services & Supplies)	1,422	22,468
OPKO Health, Inc.* (Health Care Providers & Services)	4,313	6,513
OppFi, Inc. (Consumer Finance)	247	1,265
OptimizeRx Corp.* (Health Care Technology)	233	1,216
Option Care Health, Inc.* (Health Care Providers & Services)	2,272	52,347
Orange County Bancorp, Inc. (Banks)	68	3,599
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	956	3,886
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	308	1,586
Orchid Island Capital, Inc. (Mortgage REITs)	948	7,176
Organogenesis Holdings, Inc.* (Biotechnology)	956	2,648
ORIC Pharmaceuticals, Inc.* (Biotechnology)	815	7,645
Origin Bancorp, Inc. (Banks)	389	12,211
Orion Group Holdings, Inc.* (Construction & Engineering)	412	2,517
Orion Office REIT, Inc. (Office REITs)	743	2,771
Orion SA (Chemicals)	762	11,422
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	715	56,499
Orrstown Financial Services, Inc. (Banks)	243	9,098
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	446	7,221
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	217	5,757
Oscar Health, Inc.* - Class A (Insurance)	2,572	43,210
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	214	28,293
Otter Tail Corp. (Electric Utilities)	548	43,029
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	573	3,799
Outbrain, Inc.* (Interactive Media & Services)	511	2,192
Outfront Media, Inc. (Specialized REITs)	1,960	34,810
Outlook Therapeutics, Inc.* (Biotechnology)	200	1,152
Ovid Therapeutics, Inc.* (Biotechnology)	780	881
Owens & Minor, Inc.* (Health Care Providers & Services)	999	12,697
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	196	14,234
P10, Inc. - Class A (Capital Markets)	540	5,967
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	3,622	7,860
Pacific Premier Bancorp, Inc. (Banks)	1,269	32,372
Pacira BioSciences, Inc.* (Pharmaceuticals)	607	10,076
PACS Group, Inc.* (Health Care Providers & Services)	523	22,322
Pactiv Evergreen, Inc. (Containers & Packaging)	536	6,078
Pagaya Technologies, Ltd.* - Class A (Software)	619	7,131
PagerDuty, Inc.* (Software)	1,218	21,997
Pagseguro Digital, Ltd.* - Class A (Financial Services)	2,497	20,076
Palomar Holdings, Inc.* (Insurance)	324	29,085
PAM Transportation Services, Inc.* (Ground Transportation)	79	1,223
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	415	2,664
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	439	22,999
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	741	11,448
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	483	28,492
Paragon 28, Inc.* (Health Care Equipment & Supplies)	624	3,307
Paramount Group, Inc. (Office REITs)	2,443	11,849
Park Aerospace Corp. (Aerospace & Defense)	246	3,328
Park National Corp. (Banks)	191	33,001
Parke Bancorp, Inc. (Banks)	139	2,936
Park-Ohio Holdings Corp. (Machinery)	114	3,246
Pathward Financial, Inc. (Banks)	333	23,563
Patria Investments, Ltd. - Class A (Capital Markets)	728	8,474
Patrick Industries, Inc. (Automobile Components)	286	36,030
Patterson Cos., Inc. (Health Care Providers & Services)	1,043	21,913
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,147	39,477
Payoneer Global, Inc.* (Financial Services)	3,751	32,334
Paysafe, Ltd.* (Financial Services)	427	9,069
Paysign, Inc.* (Financial Services)	436	1,574
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,375	39,215
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	153	9,738
PCB Bancorp (Banks)	144	2,703
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	412	11,668
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,675	44,002
Peakstone Realty Trust (Office REITs)	484	6,350

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Peapack-Gladstone Financial Corp. (Banks)	221	$7,103
Pebblebrook Hotel Trust (Hotel & Resort REITs)	1,581	18,940
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	1,117	13,761
Peloton Interactive, Inc.* - Class A (Leisure Products)	4,529	38,496
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	690	10,385
PennyMac Financial Services, Inc. (Financial Services)	354	35,287
PennyMac Mortgage Investment Trust (Mortgage REITs)	1,150	15,502
Peoples Bancorp of North Carolina, Inc. (Banks)	58	1,494
Peoples Bancorp, Inc. (Banks)	458	14,097
Peoples Financial Services Corp. (Banks)	122	5,693
PepGen, Inc.* (Biotechnology)	206	1,364
Perdoceo Education Corp. (Diversified Consumer Services)	868	19,400
Perella Weinberg Partners (Capital Markets)	696	14,080
Performant Financial Corp.* (Commercial Services & Supplies)	937	3,645
Perimeter Solutions SA* (Chemicals)	1,772	23,532
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	192	2,577
Perpetua Resources Corp.* (Metals & Mining)	510	5,215
Perspective Therapeutics, Inc.* (Biotechnology)	716	8,456
Petco Health & Wellness Co., Inc.* (Specialty Retail)	1,116	4,765
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	452	7,752
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	270	6,242
Phillips Edison & Co., Inc. (Retail REITs)	1,626	61,479
Phinia, Inc. (Automobile Components)	575	26,784
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	815	18,582
Phreesia, Inc.* (Health Care Technology)	733	13,407
Piedmont Lithium, Inc.* (Metals & Mining)	240	3,144
Piedmont Office Realty Trust, Inc. - Class A (Office REITs)	1,635	16,252
Pioneer Bancorp, Inc.* (Banks)	154	1,725
Piper Sandler Cos. (Capital Markets)	230	65,237
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,126	15,328
PJT Partners, Inc. - Class A (Capital Markets)	313	43,494
Planet Labs PBC* (Professional Services)	2,828	6,250
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	511	5,943
Playstudios, Inc.* (Entertainment)	1,166	1,551
Plexus Corp.* (Electronic Equipment, Instruments & Components)	360	51,876
Pliant Therapeutics, Inc.* (Pharmaceuticals)	755	10,623
Plug Power, Inc.* (Electrical Equipment)	9,859	19,324
Plumas Bancorp (Banks)	73	3,030
Plymouth Industrial REIT, Inc. (Industrial REITs)	531	10,790
Ponce Financial Group, Inc.* (Banks)	256	2,880
Porch Group, Inc.* (Software)	1,032	2,239
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	715	9,245
Portland General Electric Co. (Electric Utilities)	1,346	63,800
Poseida Therapeutics, Inc.* (Biotechnology)	912	2,161
Postal Realty Trust, Inc. - Class A (Office REITs)	285	4,147
Potbelly Corp.* (Hotels, Restaurants & Leisure)	364	2,686
PotlatchDeltic Corp. (Specialized REITs)	1,052	43,732
Powell Industries, Inc. (Electrical Equipment)	124	31,618
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	749	45,262
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	1,251	6,293
PRA Group, Inc.* (Consumer Finance)	513	10,342
Prairie Operating Co.* (Software)	55	459
Praxis Precision Medicines, Inc.* (Biotechnology)	228	15,958
Precigen, Inc.* (Biotechnology)	1,676	1,321
Preferred Bank (Banks)	164	13,837
Preformed Line Products Co. (Electrical Equipment)	32	3,936
Prelude Therapeutics, Inc.* (Biotechnology)	175	210
Premier Financial Corp. (Banks)	468	11,541
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	656	48,380
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	332	27,583
Prime Medicine, Inc.* (Biotechnology)	751	2,914
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	9	1,485
Primis Financial Corp. (Banks)	268	3,010
Primo Water Corp. (Beverages)	2,091	54,847
Primoris Services Corp. (Construction & Engineering)	708	44,335
Princeton Bancorp, Inc. (Banks)	67	2,353
Priority Technology Holdings, Inc.* (Financial Services)	240	1,294
Privia Health Group, Inc.* (Health Care Providers & Services)	1,351	24,804
ProAssurance Corp.* (Insurance)	674	10,036
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	561	50,490
Proficient Auto Logistics, Inc.* (Ground Transportation)	200	1,638
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	294	1,751
PROG Holdings, Inc. (Consumer Finance)	550	24,019
Progress Software Corp. (Software)	563	36,083
Progyny, Inc.* (Health Care Providers & Services)	1,118	16,826
ProKidney Corp.* (Biotechnology)	1,376	2,202
ProPetro Holding Corp.* (Energy Equipment & Services)	1,168	8,071
PROS Holdings, Inc.* (Software)	606	11,999
Protagonist Therapeutics, Inc.* (Biotechnology)	774	35,480
Prothena Corp. PLC* (Biotechnology)	563	9,571
Proto Labs, Inc.* (Machinery)	340	9,316
Provident Bancorp, Inc.* (Banks)	208	2,157
Provident Financial Services, Inc. (Banks)	1,667	31,140
PTC Therapeutics, Inc.* (Biotechnology)	1,008	40,239

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
PubMatic, Inc.* - Class A (Media)	554	$8,147
Pulmonx Corp.* (Health Care Equipment & Supplies)	502	3,138
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	242	4,218
Puma Biotechnology, Inc.* (Biotechnology)	548	1,562
Pure Cycle Corp.* (Water Utilities)	275	2,893
PureCycle Technologies, Inc.* (Chemicals)	1,632	21,249
Purple Innovation, Inc.* (Household Durables)	753	672
Pyxis Oncology, Inc.* (Biotechnology)	647	2,303
Q2 Holdings, Inc.* (Software)	779	65,950
Q32 Bio, Inc.* (Biotechnology)	80	3,778
QCR Holdings, Inc. (Banks)	217	17,165
Quad/Graphics, Inc. (Commercial Services & Supplies)	410	2,604
Quaker Chemical Corp. (Chemicals)	185	28,042
Qualys, Inc.* (Software)	492	58,666
Quanex Building Products Corp. (Building Products)	587	17,058
Quanterix Corp.* (Life Sciences Tools & Services)	476	6,290
Quantum-Si, Inc.* (Life Sciences Tools & Services)	1,326	930
Quest Resource Holding Corp.* (Commercial Services & Supplies)	228	1,778
QuickLogic Corp.* (Semiconductors & Semiconductor Equipment)	183	1,358
QuinStreet, Inc.* (Interactive Media & Services)	697	14,637
Quipt Home Medical Corp.* (Health Care Providers & Services)	541	1,417
Qurate Retail, Inc.* - Class B (Broadline Retail)	13	40
Rackspace Technology, Inc.* (IT Services)	885	2,111
Radian Group, Inc. (Financial Services)	2,007	70,064
Radiant Logistics, Inc.* (Air Freight & Logistics)	470	3,126
Radius Recycling, Inc. (Metals & Mining)	349	5,650
RadNet, Inc.* (Health Care Providers & Services)	875	56,910
Ramaco Resources, Inc. - Class A (Metals & Mining)	351	3,563
Ramaco Resources, Inc. - Class B (Metals & Mining)	66	675
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,441	68,909
Ranger Energy Services, Inc. (Energy Equipment & Services)	207	2,687
Ranpak Holdings Corp.* (Containers & Packaging)	569	3,460
Rapid7, Inc.* (Software)	820	33,144
Rapport Therapeutics, Inc.* (Pharmaceuticals)	123	3,017
RAPT Therapeutics, Inc.* (Biotechnology)	397	842
Rayonier Advanced Materials, Inc.* (Chemicals)	848	6,750
RBB Bancorp (Banks)	220	4,884
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	112	4,863
RE/MAX Holdings, Inc.* (Real Estate Management & Development)	237	2,901
Ready Capital Corp. (Mortgage REITs)	2,140	14,659
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	3,157	19,952
Red River Bancshares, Inc. (Banks)	61	3,185
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	651	33,500
Red Violet, Inc.* (Software)	146	4,392
Redfin Corp.* (Real Estate Management & Development)	1,553	16,105
Redwire Corp.* (Aerospace & Defense)	297	2,284
Redwood Trust, Inc. (Mortgage REITs)	1,744	12,766
REGENXBIO, Inc.* (Biotechnology)	610	5,240
Regional Management Corp. (Consumer Finance)	110	3,159
Regulus Therapeutics, Inc.* (Biotechnology)	836	1,221
Rekor Systems, Inc.* (Software)	976	1,025
Relay Therapeutics, Inc.* (Biotechnology)	1,317	7,421
Remitly Global, Inc.* (Financial Services)	1,948	35,025
Renasant Corp. (Banks)	815	27,800
Renovaro, Inc.* (Biotechnology)	663	353
Repay Holdings Corp.* (Financial Services)	1,198	9,530
Replimune Group, Inc.* (Biotechnology)	806	9,479
ReposiTrak, Inc. (Software)	155	2,984
Republic Bancorp, Inc. - Class A (Banks)	110	7,425
Reservoir Media, Inc.* (Entertainment)	258	2,149
Resideo Technologies, Inc.* (Building Products)	1,934	38,042
Resources Connection, Inc. (Professional Services)	428	3,445
Retail Opportunity Investments Corp. (Retail REITs)	1,641	25,436
REV Group, Inc. (Machinery)	680	18,020
Revance Therapeutics, Inc.* (Pharmaceuticals)	1,379	8,136
REVOLUTION Medicines, Inc.* (Biotechnology)	2,018	107,962
Revolve Group, Inc.* (Specialty Retail)	508	12,609
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	204	9,125
RGC Resources, Inc. (Gas Utilities)	109	2,231
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	725	34,604
Ribbon Communications, Inc.* (Communications Equipment)	1,212	4,315
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	163	2,240
Rigel Pharmaceuticals, Inc.* (Biotechnology)	230	3,135
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	1,873	2,472
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	151	4,033
Rimini Street, Inc.* (Software)	703	1,244
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,962	2,904
Riot Platforms, Inc.* (Software)	3,777	34,899
RLJ Lodging Trust (Hotel & Resort REITs)	2,018	17,859
Roadzen, Inc.* (Software)	200	196
Rocket Lab USA, Inc.* (Aerospace & Defense)	4,607	49,295
Rocket Pharmaceuticals, Inc.* (Biotechnology)	871	14,502
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	96	1,953

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Rogers Corp.* (Electronic Equipment, Instruments & Components)	249	$24,970
Root, Inc.* - Class A (Insurance)	114	7,796
RPC, Inc. (Energy Equipment & Services)	1,125	6,390
RumbleON, Inc.* - Class B (Specialty Retail)	213	1,074
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	806	45,603
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	117	5,682
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	1,007	10,896
RXO, Inc.* (Ground Transportation)	1,796	50,629
RxSight, Inc.* (Health Care Equipment & Supplies)	475	24,064
Ryerson Holding Corp. (Metals & Mining)	372	8,106
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	777	83,178
S&T Bancorp, Inc. (Banks)	505	19,180
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	668	14,936
Sabra Health Care REIT, Inc. (Health Care REITs)	3,065	59,461
Sabre Corp.* (Hotels, Restaurants & Leisure)	4,981	15,939
Safe Bulkers, Inc. (Marine Transportation)	800	3,352
Safehold, Inc. (Specialized REITs)	686	14,598
Safety Insurance Group, Inc. (Insurance)	194	15,183
Sage Therapeutics, Inc.* (Biotechnology)	723	4,396
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,365	17,745
Sana Biotechnology, Inc.* (Biotechnology)	1,751	6,129
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	53	1,749
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	426	4,724
Sandy Spring Bancorp, Inc. (Banks)	582	19,578
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	711	49,841
Sapiens International Corp. N.V. (Software)	408	15,047
Saul Centers, Inc. (Retail REITs)	139	5,440
Savara, Inc.* (Biotechnology)	1,528	5,554
Savers Value Village, Inc.* (Broadline Retail)	310	3,172
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	323	13,698
Scholar Rock Holding Corp.* (Biotechnology)	907	25,795
Scholastic Corp. (Media)	307	7,623
Schrodinger, Inc.* (Health Care Technology)	736	12,950
Scilex Holding Co.* (Pharmaceuticals)	1,025	984
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	620	36,127
scPharmaceuticals, Inc.* (Pharmaceuticals)	376	1,560
Seacoast Banking Corp. of Florida (Banks)	1,119	29,877
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	323	2,196
Seadrill, Ltd.* (Energy Equipment & Services)	908	35,730
Select Medical Holdings Corp. (Health Care Providers & Services)	1,434	46,003
Select Water Solutions, Inc. (Energy Equipment & Services)	1,208	12,805
Selective Insurance Group, Inc. (Insurance)	805	73,111
Selectquote, Inc.* (Insurance)	1,772	3,544
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	63	1,851
SEMrush Holdings, Inc.* - Class A (Software)	480	6,293
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	858	37,915
Seneca Foods Corp.* - Class A (Food Products)	62	3,833
Sensient Technologies Corp. (Chemicals)	558	42,118
Sera Prognostics, Inc.* - Class A (Biotechnology)	365	2,807
Service Properties Trust (Hotel & Resort REITs)	2,185	6,992
ServisFirst Bancshares, Inc. (Banks)	672	55,870
SES AI Corp.* (Electrical Equipment)	1,725	816
Seven Hills Realty Trust (Mortgage REITs)	169	2,133
Sezzle, Inc.* (Financial Services)	31	6,654
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	1,577	16,732
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	504	61,321
Shattuck Labs, Inc.* (Biotechnology)	518	653
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	645	8,927
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	2,271	12,286
Shoe Carnival, Inc. (Specialty Retail)	237	8,122
Shore Bancshares, Inc. (Banks)	406	5,903
Shutterstock, Inc. (Interactive Media & Services)	331	10,622
SI-BONE, Inc.* (Health Care Equipment & Supplies)	539	7,438
Sierra Bancorp (Banks)	172	4,885
SIGA Technologies, Inc. (Pharmaceuticals)	613	4,426
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	465	2,325
Signet Jewelers, Ltd. (Specialty Retail)	566	51,891
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	424	44,037
Silvaco Group, Inc.* (Software)	80	500
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	126	2,196
Simmons First National Corp. - Class A (Banks)	1,644	38,141
Simulations Plus, Inc. (Health Care Technology)	210	5,716
Sinclair, Inc. (Media)	424	7,322
SiriusPoint, Ltd.* (Insurance)	1,306	17,161
SITE Centers Corp.* (Retail REITs)	629	10,033
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	243	41,069
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	1,069	23,828
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,229	48,435
SJW Group (Water Utilities)	436	24,268
Sky Harbour Group Corp.* (Transportation Infrastructure)	150	1,656
Skye Bioscience, Inc.* (Biotechnology)	228	1,195
Skyward Specialty Insurance Group, Inc.* (Insurance)	492	21,751

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	361	$3,541
SkyWest, Inc.* (Passenger Airlines)	525	49,979
SL Green Realty Corp. (Office REITs)	866	65,477
Sleep Number Corp.* (Specialty Retail)	285	3,905
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,515	63,584
SmartFinancial, Inc. (Banks)	211	6,997
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	2,530	4,276
Smith & Wesson Brands, Inc. (Leisure Products)	603	7,812
Smith-Midland Corp.* (Construction Materials)	60	2,064
Solaris Energy Infrastructure, Inc. (Energy Equipment & Services)	333	4,376
SolarMax Technology, Inc.* (Electrical Equipment)	67	63
SolarWinds Corp. (Software)	721	9,431
Soleno Therapeutics, Inc.* (Biotechnology)	306	16,848
Solid Biosciences, Inc.* (Biotechnology)	302	1,667
Solid Power, Inc.* (Automobile Components)	2,028	2,393
Solidion Technology, Inc.* (Electrical Equipment)	117	56
Solo Brands, Inc.* - Class A (Leisure Products)	373	466
Sonic Automotive, Inc. - Class A (Specialty Retail)	193	10,949
Sonida Senior Living, Inc.* (Health Care Providers & Services)	47	1,237
Sonos, Inc.* (Household Durables)	1,632	20,449
SoundHound AI, Inc.* - Class A (Software)	3,872	19,476
SoundThinking, Inc.* (Software)	132	1,398
South Plains Financial, Inc. (Banks)	156	5,257
Southern First Bancshares, Inc.* (Banks)	102	3,897
Southern Missouri Bancorp, Inc. (Banks)	126	7,472
Southern States Bancshares, Inc. (Banks)	110	3,422
Southland Holdings, Inc.* (Construction & Engineering)	133	386
Southside Bancshares, Inc. (Banks)	380	12,312
SouthState Corp. (Banks)	1,007	98,214
Southwest Gas Holdings, Inc. (Gas Utilities)	807	59,113
SpartanNash Co. (Consumer Staples Distribution & Retail)	447	9,405
Sphere Entertainment Co.* (Entertainment)	352	14,717
Spire Global, Inc.* (Professional Services)	295	2,921
Spire, Inc. (Gas Utilities)	752	48,023
Spirit Airlines, Inc. (Passenger Airlines)	1,454	3,490
Spok Holdings, Inc. (Wireless Telecommunication Services)	242	3,768
SpringWorks Therapeutics, Inc.* (Biotechnology)	910	27,418
Sprinklr, Inc.* - Class A (Software)	1,677	12,460
Sprout Social, Inc.* - Class A (Software)	654	17,324
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	1,334	171,325
SPS Commerce, Inc.* (Software)	493	81,345
SPX Technologies, Inc.* (Machinery)	596	85,519
Spyre Therapeutics, Inc.* (Biotechnology)	458	14,899
SSR Mining, Inc. (Metals & Mining)	2,687	16,579
STAAR Surgical Co.* (Health Care Equipment & Supplies)	655	18,988
Stagwell, Inc.* (Media)	1,139	7,073
Standard BioTools, Inc.* (Life Sciences Tools & Services)	3,906	7,656
Standard Motor Products, Inc. (Automobile Components)	277	8,917
Standex International Corp. (Machinery)	154	28,318
Star Holdings* (Diversified REITs)	171	2,179
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,226	14,749
Stellar Bancorp, Inc. (Banks)	651	17,720
Stem, Inc.* (Electrical Equipment)	2,010	759
Stepan Co. (Chemicals)	283	20,472
StepStone Group, Inc. - Class A (Capital Markets)	823	49,487
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	726	1,423
Sterling Bancorp, Inc.* (Banks)	282	1,317
Sterling Infrastructure, Inc.* (Construction & Engineering)	399	61,626
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	960	43,171
Stewart Information Services Corp. (Insurance)	358	24,630
Stitch Fix, Inc.* - Class A (Specialty Retail)	1,190	3,754
Stock Yards Bancorp, Inc. (Banks)	339	21,859
Stoke Therapeutics, Inc.* (Biotechnology)	471	5,822
StoneCo, Ltd.* - Class A (Financial Services)	3,791	42,080
Stoneridge, Inc.* (Automobile Components)	361	2,523
StoneX Group, Inc.* (Capital Markets)	363	32,685
Strategic Education, Inc. (Diversified Consumer Services)	294	25,566
Stratus Properties, Inc.* (Real Estate Management & Development)	74	1,649
Strawberry Fields REIT, Inc. (Health Care REITs)	77	975
Stride, Inc.* (Diversified Consumer Services)	564	52,611
Sturm Ruger & Co., Inc. (Leisure Products)	217	8,532
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,390	8,507
Summit Materials, Inc.* - Class A (Construction Materials)	1,603	75,998
Summit Therapeutics, Inc.* (Biotechnology)	1,159	21,546
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	522	7,334
SunCoke Energy, Inc. (Metals & Mining)	1,109	11,434
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	1,438	8,729
SunOpta, Inc.* (Food Products)	1,215	7,952
Sunrise Realty Trust, Inc. (Mortgage REITs)	75	1,029
Sunrun, Inc.* (Electrical Equipment)	2,895	41,833
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	2,694	27,182
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)	1,984	8,134
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	172	2,537
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	665	22,657
Surgery Partners, Inc.* (Health Care Providers & Services)	1,017	29,290
Surmodics, Inc.* (Health Care Equipment & Supplies)	183	6,866

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Sutro Biopharma, Inc.* (Biotechnology)	1,084	$3,523
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,308	47,219
SWK Holdings Corp.* (Financial Services)	44	722
Sylvamo Corp. (Paper & Forest Products)	466	39,619
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	515	35,365
Syndax Pharmaceuticals, Inc.* (Biotechnology)	1,088	20,520
System1, Inc.* (Interactive Media & Services)	310	304
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	313	4,542
Talkspace, Inc.* (Health Care Providers & Services)	1,628	5,096
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,960	20,031
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	858	26,915
Tanger, Inc. (Retail REITs)	1,410	46,854
Tango Therapeutics, Inc.* (Biotechnology)	632	3,435
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	436	3,253
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	487	21,667
Taylor Devices, Inc.* (Machinery)	32	1,505
Taylor Morrison Home Corp.* (Household Durables)	1,355	92,819
Taysha Gene Therapies, Inc.* (Biotechnology)	2,281	3,855
TechTarget, Inc.* (Media)	342	9,899
Tecnoglass, Inc. (Building Products)	297	20,353
Teekay Corp., Ltd.* (Oil, Gas & Consumable Fuels)	758	6,344
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	318	15,162
TEGNA, Inc. (Media)	2,248	36,936
Tejon Ranch Co.* (Real Estate Management & Development)	277	4,407
Teladoc Health, Inc.* (Health Care Technology)	2,254	20,286
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,306	38,853
Telomir Pharmaceuticals, Inc.* (Pharmaceuticals)	64	260
Telos Corp.* (Software)	729	2,559
Tenable Holdings, Inc.* (Software)	1,561	61,831
Tenaya Therapeutics, Inc.* (Biotechnology)	730	1,402
Tennant Co. (Machinery)	251	21,978
Terawulf, Inc.* (Software)	3,093	20,166
Terex Corp. (Machinery)	882	45,608
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	762	5,227
Terreno Realty Corp. (Industrial REITs)	1,265	75,836
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,662	5,568
Tevogen Bio Holdings, Inc.* (Biotechnology)	297	751
Texas Capital Bancshares, Inc.* (Banks)	614	47,247
TG Therapeutics, Inc.* (Biotechnology)	1,849	46,336
The Andersons, Inc. (Consumer Staples Distribution & Retail)	432	19,613
The Baldwin Insurance Group, Inc.* (Insurance)	872	40,339
The Bancorp, Inc.* (Banks)	662	33,272
The Bank of NT Butterfield & Son, Ltd. (Banks)	616	22,527
The Beauty Health Co.* (Personal Care Products)	985	1,591
The Brink's Co. (Commercial Services & Supplies)	595	61,160
The Buckle, Inc. (Specialty Retail)	409	17,407
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	639	29,535
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	463	18,483
The Duckhorn Portfolio, Inc.* (Beverages)	704	7,716
The E.W. Scripps Co.* - Class A (Media)	802	2,691
The Eastern Co. (Machinery)	69	2,149
The Ensign Group, Inc. (Health Care Providers & Services)	735	113,917
The First Bancorp, Inc. (Banks)	142	3,678
The First Bancshares, Inc. (Banks)	403	13,488
The First of Long Island Corp. (Banks)	283	3,559
The GEO Group, Inc.* (Commercial Services & Supplies)	1,645	24,971
The Goodyear Tire & Rubber Co.* (Automobile Components)	3,773	30,222
The Gorman-Rupp Co. (Machinery)	278	10,272
The Greenbrier Cos., Inc. (Machinery)	406	24,064
The Hackett Group, Inc. (IT Services)	335	8,147
The Hain Celestial Group, Inc.* (Food Products)	1,188	10,371
The Honest Co., Inc.* (Personal Care Products)	1,078	4,010
The Joint Corp.* (Health Care Providers & Services)	144	1,591
The Lovesac Co.* (Household Durables)	188	5,482
The Macerich Co. (Retail REITs)	2,869	53,650
The Manitowoc Co., Inc.* (Machinery)	461	4,306
The Marcus Corp. (Entertainment)	318	6,001
The ODP Corp.* (Specialty Retail)	463	14,367
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	276	944
The Pennant Group, Inc.* (Health Care Providers & Services)	378	12,085
The Real Brokerage, Inc.* (Real Estate Management & Development)	1,275	6,962
The RealReal, Inc.* (Specialty Retail)	1,294	3,753
The RMR Group, Inc. - Class A (Real Estate Management & Development)	205	4,934
The Shyft Group, Inc. (Machinery)	447	5,775
The Simply Good Foods Co.* (Food Products)	1,209	40,695
The St. Joe Co. (Real Estate Management & Development)	477	24,661
The Vita Coco Co., Inc.* (Beverages)	520	15,397
The York Water Co. (Water Utilities)	190	6,682
Theravance Biopharma, Inc.* (Pharmaceuticals)	486	4,005
Thermon Group Holdings, Inc.* (Electrical Equipment)	442	11,585
Third Coast Bancshares, Inc.* (Banks)	150	4,886
Third Harmonic Bio, Inc.* (Pharmaceuticals)	263	3,627
Thoughtworks Holding, Inc.* (IT Services)	1,325	5,883
ThredUp, Inc.* - Class A (Specialty Retail)	1,042	642
Thryv Holdings, Inc.* (Media)	421	6,054

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Tidewater, Inc.* (Energy Equipment & Services)	646	$38,805
Tile Shop Holdings, Inc.* (Specialty Retail)	379	2,505
Tilly's, Inc.* - Class A (Specialty Retail)	196	788
Timberland Bancorp, Inc. (Banks)	100	2,888
Tiptree, Inc. (Insurance)	334	6,817
Titan International, Inc.* (Machinery)	661	4,257
Titan Machinery, Inc.* (Trading Companies & Distributors)	274	3,761
Tompkins Financial Corp. (Banks)	169	10,907
Topgolf Callaway Brands Corp.* (Leisure Products)	1,878	18,235
Torrid Holdings, Inc.* (Specialty Retail)	162	588
Tourmaline Bio, Inc.* (Biotechnology)	306	7,809
Towne Bank (Banks)	931	30,276
Townsquare Media, Inc. - Class A (Media)	174	1,705
TPG RE Finance Trust, Inc. (Mortgage REITs)	790	6,960
TPI Composites, Inc.* (Electrical Equipment)	611	2,080
Traeger, Inc.* (Household Durables)	453	1,404
Transcat, Inc.* (Trading Companies & Distributors)	120	11,468
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	16	443
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	425	34,837
Transocean, Ltd.* (Energy Equipment & Services)	9,658	41,916
Travere Therapeutics, Inc.* (Biotechnology)	976	17,080
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	646	3,010
Tredegar Corp.* (Metals & Mining)	352	2,728
TreeHouse Foods, Inc.* (Food Products)	633	23,029
Trevi Therapeutics, Inc.* (Pharmaceuticals)	778	2,291
Tri Pointe Homes, Inc.* (Household Durables)	1,221	49,365
TriCo Bancshares (Banks)	424	18,118
TriMas Corp. (Containers & Packaging)	538	14,445
TriNet Group, Inc. (Professional Services)	423	35,908
Trinity Industries, Inc. (Machinery)	1,082	37,091
Triumph Financial, Inc.* (Banks)	293	25,892
Triumph Group, Inc.* (Aerospace & Defense)	972	13,452
Tronox Holdings PLC (Chemicals)	1,571	19,041
TrueBlue, Inc.* (Professional Services)	395	2,959
TrueCar, Inc.* (Interactive Media & Services)	1,134	4,434
Trupanion, Inc.* (Insurance)	436	23,884
TrustCo Bank Corp. (Banks)	246	8,113
Trustmark Corp. (Banks)	806	27,984
TScan Therapeutics, Inc.* (Biotechnology)	508	2,306
TTEC Holdings, Inc. (Professional Services)	259	1,347
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,337	30,002
Tucows, Inc.* - Class A (IT Services)	106	1,963
Turning Point Brands, Inc. (Tobacco)	227	10,721
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	227	3,625
Tutor Perini Corp.* (Construction & Engineering)	573	14,852
Twin Disc, Inc. (Machinery)	148	1,718
Twist Bioscience Corp.* (Biotechnology)	761	30,714
Two Harbors Investment Corp. (Mortgage REITs)	1,375	15,813
TXNM Energy, Inc. (Electric Utilities)	1,191	51,856
Tyra Biosciences, Inc.* (Biotechnology)	269	4,487
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	198	15,876
Udemy, Inc.* (Diversified Consumer Services)	1,266	9,925
UFP Industries, Inc. (Building Products)	801	97,994
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	96	25,632
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	586	19,602
Ultralife Corp.* (Electrical Equipment)	133	1,119
UMB Financial Corp. (Banks)	594	65,180
UMH Properties, Inc. (Residential REITs)	858	16,002
UniFirst Corp. (Commercial Services & Supplies)	199	35,782
Unisys Corp.* (IT Services)	872	6,026
United Bankshares, Inc. (Banks)	1,751	65,978
United Community Banks, Inc. (Banks)	1,584	45,081
United Fire Group, Inc. (Insurance)	278	5,460
United Homes Group, Inc.* (Household Durables)	70	377
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	778	15,825
United Parks & Resorts, Inc.* (Hotels, Restaurants & Leisure)	467	24,578
United States Lime & Minerals, Inc. (Construction Materials)	139	15,676
Uniti Group, Inc. (Specialized REITs)	3,167	16,057
Unitil Corp. (Multi-Utilities)	211	12,215
Unity Bancorp, Inc. (Banks)	95	3,675
Universal Corp. (Tobacco)	318	16,193
Universal Health Realty Income Trust (Health Care REITs)	170	6,725
Universal Insurance Holdings, Inc. (Insurance)	317	6,321
Universal Logistics Holdings, Inc. (Ground Transportation)	90	3,784
Universal Stainless & Alloy Products, Inc.* (Metals & Mining)	115	5,028
Universal Technical Institute, Inc.* (Diversified Consumer Services)	523	8,703
Univest Financial Corp. (Banks)	383	10,659
Upbound Group, Inc. (Specialty Retail)	710	20,760
Upstart Holdings, Inc.* (Consumer Finance)	1,020	49,653
Upwork, Inc.* (Professional Services)	1,648	22,347
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	5,282	39,192
Urban Edge Properties (Retail REITs)	1,621	36,051
Urban Outfitters, Inc.* (Specialty Retail)	848	30,486
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,491	5,704
UroGen Pharma, Ltd.* (Biotechnology)	501	6,142
USANA Health Sciences, Inc.* (Personal Care Products)	151	5,578
USCB Financial Holdings, Inc. (Banks)	139	2,018
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	44	2,789
Utz Brands, Inc. (Food Products)	861	14,826
V2X, Inc.* (Aerospace & Defense)	163	10,041

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	1,379	$7,364
Vacasa, Inc.* - Class A (Hotels, Restaurants & Leisure)	126	320
Valaris, Ltd.* (Energy Equipment & Services)	831	42,049
Valhi, Inc. (Chemicals)	32	1,090
Valley National Bancorp (Banks)	5,715	54,121
Value Line, Inc. (Capital Markets)	11	532
Vanda Pharmaceuticals, Inc.* (Biotechnology)	755	3,511
Varex Imaging Corp.* (Health Care Equipment & Supplies)	513	6,736
Varonis Systems, Inc.* (Software)	1,460	73,540
Vaxcyte, Inc.* (Biotechnology)	1,581	168,138
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	736	21,182
Velocity Financial, Inc.* (Financial Services)	119	2,286
Ventyx Biosciences, Inc.* (Pharmaceuticals)	805	1,739
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	339	1,698
Vera Therapeutics, Inc.* (Biotechnology)	516	20,836
Veracyte, Inc.* (Biotechnology)	1,018	34,347
Verastem, Inc.* (Biotechnology)	514	1,933
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	43	180
Vericel Corp.* (Biotechnology)	642	28,274
Verint Systems, Inc.* (Software)	809	17,232
Veris Residential, Inc. (Residential REITs)	1,040	17,129
Veritex Holdings, Inc. (Banks)	695	18,765
Verra Mobility Corp.* (Professional Services)	2,205	57,264
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	251	351
Vertex, Inc.* - Class A (Software)	719	29,846
Veru, Inc.* (Personal Care Products)	1,749	1,321
Verve Therapeutics, Inc.* (Biotechnology)	941	5,392
Viad Corp.* (Commercial Services & Supplies)	271	10,146
Viant Technology, Inc.* - Class A (Software)	206	2,404
Viasat, Inc.* (Communications Equipment)	1,638	15,725
Viavi Solutions, Inc.* (Communications Equipment)	2,916	26,885
Vicor Corp.* (Electrical Equipment)	302	13,804
Victoria's Secret & Co.* (Specialty Retail)	1,039	31,440
Victory Capital Holdings, Inc. - Class A (Capital Markets)	545	32,662
Viemed Healthcare, Inc.* (Health Care Providers & Services)	454	3,882
Village Super Market, Inc. - Class A (Consumer Staples Distribution & Retail)	115	3,282
Vimeo, Inc.* (Interactive Media & Services)	1,961	9,354
Vir Biotechnology, Inc.* (Biotechnology)	1,186	8,883
Virco Mfg. Corp. (Commercial Services & Supplies)	146	2,048
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	253	1,664
Virginia National Bankshares Corp. (Banks)	62	2,460
Viridian Therapeutics, Inc.* (Biotechnology)	829	17,882
VirTra, Inc.* (Aerospace & Defense)	140	854
Virtus Investment Partners, Inc. (Capital Markets)	90	19,473
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,673	28,374
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	160	3,714
Vista Outdoor, Inc.* (Leisure Products)	772	33,945
Visteon Corp.* (Automobile Components)	361	32,580
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	379	10,335
Vital Farms, Inc.* (Food Products)	431	14,947
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	331	8,232
Vivid Seats, Inc.* - Class A (Entertainment)	1,022	4,160
Vizio Holding Corp.* - Class A (Household Durables)	1,177	13,100
Voyager Therapeutics, Inc.* (Biotechnology)	609	4,159
VSE Corp. (Commercial Services & Supplies)	210	21,550
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	1,306	2,782
Wabash National Corp. (Machinery)	578	10,080
WaFd, Inc. (Banks)	884	30,038
Waldencast PLC* - Class A (Personal Care Products)	323	1,114
Walker & Dunlop, Inc. (Financial Services)	426	46,592
Warby Parker, Inc.* - Class A (Specialty Retail)	1,155	19,554
Warrior Met Coal, Inc. (Metals & Mining)	687	43,370
Washington Trust Bancorp, Inc. (Banks)	224	7,645
Waterstone Financial, Inc. (Financial Services)	213	3,140
Watts Water Technologies, Inc. - Class A (Machinery)	363	69,183
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	1,025	14,053
Waystar Holding Corp.* (Health Care Technology)	572	16,319
WD-40 Co. (Household Products)	180	47,172
Weave Communications, Inc.* (Software)	518	7,262
Webtoon Entertainment, Inc.* (Interactive Media & Services)	201	2,090
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	218	13,710
Werewolf Therapeutics, Inc.* (Biotechnology)	404	1,032
Werner Enterprises, Inc. (Ground Transportation)	817	30,139
WesBanco, Inc. (Banks)	762	23,965
West BanCorp, Inc. (Banks)	214	4,616
Westamerica BanCorp (Banks)	340	17,517
Westrock Coffee Co.* (Food Products)	454	3,015
Weyco Group, Inc. (Distributors)	80	2,693
Wheels Up Experience, Inc.* (Passenger Airlines)	1,188	2,424
Whitestone REIT (Retail REITs)	647	8,916
WideOpenWest, Inc.* (Media)	662	3,303
Willdan Group, Inc.* (Professional Services)	167	7,901
Willis Lease Finance Corp. (Trading Companies & Distributors)	38	6,891
Winmark Corp. (Specialty Retail)	39	14,543
Winnebago Industries, Inc. (Automobiles)	375	21,015
WisdomTree, Inc. (Capital Markets)	1,848	19,127
WK Kellogg Co. (Food Products)	869	14,451
WM Technology, Inc.* (Software)	1,119	867

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
WNS Holdings, Ltd.* (Professional Services)	600	$28,794
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,051	16,175
Workiva, Inc.* (Software)	669	53,359
World Acceptance Corp.* (Consumer Finance)	46	5,249
World Kinect Corp. (Oil, Gas & Consumable Fuels)	769	20,109
Worthington Enterprises, Inc. (Household Durables)	417	15,971
Worthington Steel, Inc. (Metals & Mining)	431	16,481
WSFS Financial Corp. (Banks)	783	38,500
X4 Pharmaceuticals, Inc.* (Biotechnology)	2,225	1,113
XBiotech, Inc.* (Biotechnology)	264	1,917
Xencor, Inc.* (Biotechnology)	787	16,535
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,350	19,130
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	1,857	5,980
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,540	12,582
XOMA Royalty Corp.* (Biotechnology)	106	3,201
Xometry, Inc.* - Class A (Trading Companies & Distributors)	557	10,962
XPEL, Inc.* (Automobile Components)	334	12,882
Xperi, Inc.* (Software)	596	5,441
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	317	3,883
Yelp, Inc.* (Interactive Media & Services)	868	29,634
Yext, Inc.* (Software)	1,388	10,049
Y-mAbs Therapeutics, Inc.* (Biotechnology)	487	7,066
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	757	2,067
Zeta Global Holdings Corp.* - Class A (Software)	2,367	65,519
Zevra Therapeutics, Inc.* (Pharmaceuticals)	557	4,540
Ziff Davis, Inc.* (Interactive Media & Services)	602	27,855
Zimvie, Inc.* (Health Care Equipment & Supplies)	358	4,928
ZipRecruiter, Inc.* (Interactive Media & Services)	949	8,797
Zumiez, Inc.* (Specialty Retail)	217	4,470
Zuora, Inc.* - Class A (Software)	1,848	18,295
Zura Bio, Ltd.* (Biotechnology)	588	2,587
Zurn Elkay Water Solutions Corp. (Building Products)	1,907	68,843
Zymeworks, Inc.* (Biotechnology)	740	10,138
Zynex, Inc.* (Health Care Equipment & Supplies)	202	1,743
TOTAL COMMON STOCKS
(Cost $21,884,637)		34,791,714

Rights (NM)

Cartesian Therapeutics, Inc., CVR*+ (Pharmaceuticals)	1,656	298
Chinook Therapeutics CVR*+ (Health Care Providers & Services)	750	–
TOTAL RIGHTS
(Cost $–)		298

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST
(Cost $–)		—

Repurchase Agreements(a)(b)  (35.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $18,209,371	$18,207,000	$18,207,000
TOTAL REPURCHASE AGREEMENTS
(Cost $18,207,000)		18,207,000
TOTAL INVESTMENT SECURITIES
(Cost $40,091,637) - 101.8%		52,999,012
Net other assets (liabilities) - (1.8)%		(962,436)
NET ASSETS - 100.0%		$52,036,576

†	Number of shares is less than 0.50.
*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of October 31, 2024, these securities represented less than 0.005% of the net assets of the Fund.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $8,993,000.
NM	Not meaningful, amount is less than 0.05%.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	35	12/23/24	$3,865,050	$143,490

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	11/27/24	5.03%	$7,697,419	$(191,075)
Russell 2000 Index	Goldman Sachs International	11/27/24	5.38%	26,544,319	(579,059)
				$34,241,738	$(770,134)

iShares Russell 2000 ETF	UBS AG	11/27/24	5.63%	$11,606,738	$(256,083)
Russell 2000 Index	UBS AG	11/27/24	5.53%	19,989,515	(439,286)
				$31,596,253	$(695,369)
				$65,837,991	$(1,465,503)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$404,164	0.8%
Air Freight & Logistics	61,620	0.1%
Automobile Components	442,639	0.8%
Automobiles	23,097	NM
Banks	3,543,458	6.8%
Beverages	101,046	0.2%
Biotechnology	3,112,657	6.0%
Broadline Retail	7,777	NM
Building Products	521,516	1.0%
Capital Markets	619,382	1.2%
Chemicals	701,775	1.3%
Commercial Services & Supplies	590,552	1.1%
Communications Equipment	216,316	0.4%
Construction & Engineering	587,182	1.1%
Construction Materials	166,923	0.3%
Consumer Finance	313,631	0.6%
Consumer Staples Distribution & Retail	296,684	0.6%
Containers & Packaging	84,423	0.2%
Distributors	9,774	NM
Diversified Consumer Services	340,720	0.7%
Diversified REITs	228,769	0.4%
Diversified Telecommunication Services	286,823	0.6%
Electric Utilities	276,626	0.5%
Electrical Equipment	448,096	0.9%
Electronic Equipment, Instruments & Components	1,029,438	2.0%
Energy Equipment & Services	712,812	1.4%
Entertainment	178,320	0.3%
Financial Services	926,148	1.8%
Food Products	341,117	0.7%
Gas Utilities	342,134	0.7%
Ground Transportation	159,185	0.3%
Health Care Equipment & Supplies	1,104,741	2.1%
Health Care Providers & Services	948,063	1.8%
Health Care REITs	246,517	0.5%
Health Care Technology	125,897	0.2%
Hotel & Resort REITs	257,792	0.5%
Hotels, Restaurants & Leisure	676,684	1.3%
Household Durables	784,824	1.5%
Household Products	106,605	0.2%
Independent Power and Renewable Electricity Producers	73,518	0.1%
Industrial Conglomerates	8,191	NM
Industrial REITs	174,207	0.3%
Insurance	682,107	1.3%
Interactive Media & Services	207,509	0.4%
IT Services	145,370	0.3%
Leisure Products	166,432	0.3%
Life Sciences Tools & Services	92,505	0.2%
Machinery	1,262,984	2.4%
Marine Transportation	112,114	0.2%
Media	242,217	0.5%
Metals & Mining	597,821	1.1%
Mortgage REITs	380,886	0.7%
Multi-Utilities	148,449	0.3%
Office REITs	286,910	0.6%
Oil, Gas & Consumable Fuels	1,099,006	2.1%
Paper & Forest Products	45,035	0.1%
Passenger Airlines	131,829	0.3%
Personal Care Products	87,661	0.2%
Pharmaceuticals	662,302	1.3%
Professional Services	837,314	1.6%
Real Estate Management & Development	272,302	0.5%
Residential REITs	157,469	0.3%
Retail REITs	461,015	0.9%
Semiconductors & Semiconductor Equipment	748,840	1.4%
Software	2,082,992	4.0%
Specialized REITs	155,307	0.3%
Specialty Retail	785,294	1.5%
Technology Hardware, Storage & Peripherals	88,455	0.2%
Textiles, Apparel & Luxury Goods	206,046	0.4%
Tobacco	28,339	0.1%
Trading Companies & Distributors	848,728	1.6%
Transportation Infrastructure	1,656	NM
Water Utilities	137,034	0.3%
Wireless Telecommunication Services	48,241	0.1%
Other **	17,244,564	33.2%
Total	$52,036,576	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Repurchase Agreements(a)(b)  (270.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $14,639,907	$14,638,000	$14,638,000
TOTAL REPURCHASE AGREEMENTS
(Cost $14,638,000)		14,638,000
TOTAL INVESTMENT SECURITIES
(Cost $14,638,000) - 270.9%		14,638,000
Net other assets (liabilities)(c) - (170.9)%		(9,233,959)
NET ASSETS - 100.0%		$5,404,041

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $1,125,000.
(c)	Amount includes $8,661,946 of net capital redemptions.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.25%, due 8/15/54	Citibank North America	11/18/24	5.05%	$4,966,500	$(515,530)
30-Year U.S. Treasury Bond, 4.25%, due 8/15/54	Societe' Generale	11/18/24	5.01%	1,751,750	(48,649)
				$6,718,250	$(564,179)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Common Stocks (80.2%)

	Shares	Value
Alliant Energy Corp. (Electric Utilities)	6,748	$404,880
Ameren Corp. (Multi-Utilities)	7,020	611,512
American Electric Power Co., Inc. (Electric Utilities)	13,999	1,382,401
American Water Works Co., Inc. (Water Utilities)	5,127	708,090
Atmos Energy Corp. (Gas Utilities)	4,084	566,778
CenterPoint Energy, Inc. (Multi-Utilities)	17,145	506,292
CMS Energy Corp. (Multi-Utilities)	7,859	547,065
Consolidated Edison, Inc. (Multi-Utilities)	9,098	925,085
Constellation Energy Corp. (Electric Utilities)	8,226	2,163,109
Dominion Energy, Inc. (Multi-Utilities)	22,071	1,313,887
DTE Energy Co. (Multi-Utilities)	5,446	676,502
Duke Energy Corp. (Electric Utilities)	20,309	2,341,018
Edison International (Electric Utilities)	10,160	837,184
Entergy Corp. (Electric Utilities)	5,624	870,483
Evergy, Inc. (Electric Utilities)	6,049	365,602
Eversource Energy (Electric Utilities)	9,402	619,122
Exelon Corp. (Electric Utilities)	26,307	1,033,865
FirstEnergy Corp. (Electric Utilities)	13,485	564,078
NextEra Energy, Inc. (Electric Utilities)	54,050	4,283,462
NiSource, Inc. (Multi-Utilities)	11,799	414,853
NRG Energy, Inc. (Electric Utilities)	5,429	490,782
PG&E Corp. (Electric Utilities)	56,231	1,136,991
Pinnacle West Capital Corp. (Electric Utilities)	2,988	262,376
PPL Corp. (Electric Utilities)	19,409	631,957
Public Service Enterprise Group, Inc. (Multi-Utilities)	13,106	1,171,807
Sempra (Multi-Utilities)	16,656	1,388,611
The AES Corp. (Independent Power and Renewable Electricity Producers)	18,701	308,379
The Southern Co. (Electric Utilities)	28,766	2,618,568
Vistra Corp. (Independent Power and Renewable Electricity Producers)	9,038	1,129,389
WEC Energy Group, Inc. (Multi-Utilities)	8,316	794,427
Xcel Energy, Inc. (Electric Utilities)	14,667	979,902
TOTAL COMMON STOCKS
(Cost $25,826,305)		32,048,457

Repurchase Agreements(a)(b)  (21.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.59%-4.72%, dated 10/31/24, due 11/1/24, total to be received $8,748,139	$8,747,000	$8,747,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,747,000)		8,747,000
TOTAL INVESTMENT SECURITIES
(Cost $34,573,305) - 102.1%		40,795,457
Net other assets (liabilities) - (2.1)%		(833,953)
NET ASSETS - 100.0%		$39,961,504

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2024, the aggregate amount held in a segregated account was $6,267,000.

Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	11/25/24	5.58%	$13,171,195	$(495,222)
S&P Utilities Select Sector Index	UBS AG	11/25/24	5.53%	14,713,701	(408,018)
				$27,884,896	$(903,240)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of October 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as a part of the unrealized appreciation/(depreciation).

Utilities UltraSector ProFund invested in the following industries as of October 31, 2024:

	Value	% of Net Assets
Electric Utilities	$20,985,781	52.5%
Gas Utilities	566,777	1.4%
Independent Power and Renewable Electricity Producers	1,437,768	3.6%
Multi-Utilities	8,350,041	20.9%
Water Utilities	708,090	1.8%
Other **	7,913,047	19.8%
Total	$39,961,504	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Bitcoin ProFund :: Consolidated Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

U.S. Treasury Obligation (61.8%)

	Principal Amount	Value
U.S. Treasury Bills, 3.99%+, 11/7/24^	$180,000,000	$179,860,468
TOTAL U.S. TREASURY OBLIGATION
(Cost $179,853,900)		179,860,468

Repurchase Agreement (12.2%)

Repurchase Agreement with UMB Bank, N.A., 4.60%, dated 10/31/24, due 11/1/24, total to be received $35,423,751 (Collateralized by U.S. Treasury Notes, 4.00%, due 2/29/28 total value $36,127,698)	35,419,226	35,419,226
TOTAL REPURCHASE AGREEMENT
(Cost $35,419,226)		35,419,226
TOTAL INVESTMENT SECURITIES
(Cost $215,273,126) – 74.0%		215,279,694
Reverse Repurchase Agreements including accrued interest- (51.5)%		(149,903,817)
Net other assets (liabilities) – 77.5%		225,673,295
NET ASSETS - 100.0%		$291,049,172

+	Reflects the effective yield or interest rate in effect at October 31, 2024.
^	$149,883,000 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	823	12/2/24	$289,963,475	$8,779,590

Short Bitcoin ProFund :: Consolidated Schedule of Portfolio Investments :: October 31, 2024 (unaudited)

U.S. Treasury Obligation (55.4%)

	Principal Amount	Value
U.S. Treasury Bills, 3.99%+, 11/7/24^	$300,000	$299,767
TOTAL U.S. TREASURY OBLIGATION
(Cost $299,766)		299,767

Repurchase Agreement (66.7%)

Repurchase Agreement with UMB Bank, N.A., 4.60%, dated 10/31/24, due 11/1/24, total to be received $360,492 (Collateralized by U.S. Treasury Notes, 4.25%, due 1/31/26 total value $367,723)	360,446	360,446
TOTAL REPURCHASE AGREEMENT
(Cost $360,446)		360,446
TOTAL INVESTMENT SECURITIES
(Cost $660,212) – 122.1%		660,213
Reverse Repurchase Agreements including accrued interest- (55.4)%		(299,808)
Net other assets (liabilities) – 33.3%		180,467
NET ASSETS - 100.0%		$540,872

+	Reflects the effective yield or interest rate in effect at October 31, 2024.
^	$299,766 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	1	12/2/24	$(352,325)	$(8,516)
CME Micro Bitcoin Futures Contracts	26	12/2/24	(183,209)	217
			$(535,534)	$(8,299)

October 31, 2024 (unaudited) : : APPENDIX : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of October 31, 2024, the following ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Credit Agricole, 4.72%, dated 10/31/24, due 11/1/24(1)	HSBC Securities (USA), Inc., 4.70%, dated 10/31/24, due 11/1/24(2)	Natwest Markets, PLC, 4.72%, dated 10/31/24, due 11/1/24(3)	RBC Capital Markets, LLC, 4.64%, dated 10/31/24, due 11/1/24(4)	Societe Generale, 4.72%, dated 10/31/24, due 11/1/24(5)	UMB Bank, N.A., 4.59%, dated 10/31/24, due 11/1/24(6)
Access Flex Bear High Yield ProFund	$36,000	$74,000	$57,000	$28,000	$64,000	$47,000
Access Flex High Yield ProFund	1,217,000	2,532,000	1,948,000	974,000	2,191,000	1,488,000
Banks UltraSector ProFund	388,000	809,000	621,000	310,000	700,000	482,000
Bear ProFund	748,000	1,557,000	1,198,000	598,000	1,347,000	921,000
Biotechnology UltraSector ProFund	2,168,000	4,512,000	3,470,000	1,734,000	3,904,000	2,655,000
Bull ProFund	1,923,000	3,998,000	3,076,000	1,537,000	3,460,000	2,352,000
Communication Services UltraSector ProFund	572,000	1,189,000	915,000	456,000	1,029,000	708,000
Consumer Discretionary UltraSector ProFund	721,000	1,501,000	1,154,000	576,000	1,299,000	888,000
Consumer Staples UltraSector ProFund	102,000	213,000	163,000	81,000	184,000	132,000
Energy UltraSector ProFund	435,000	907,000	697,000	348,000	785,000	541,000
Falling U.S. Dollar ProFund	154,000	322,000	247,000	123,000	279,000	194,000
Financials UltraSector ProFund	1,043,000	2,171,000	1,670,000	834,000	1,879,000	1,281,000
Health Care UltraSector ProFund	507,000	1,054,000	811,000	404,000	913,000	628,000
Industrials UltraSector ProFund	106,000	222,000	170,000	84,000	191,000	139,000
Internet UltraSector ProFund	1,889,000	3,932,000	3,025,000	1,512,000	3,403,000	2,313,000
Materials UltraSector ProFund	119,000	246,000	190,000	94,000	213,000	150,000
Mid-Cap ProFund	435,000	908,000	698,000	348,000	785,000	544,000
Mid-Cap Value ProFund	—	—	—	—	—	2,000
Nasdaq-100 ProFund	6,057,000	12,602,000	9,693,000	4,846,000	10,905,000	7,394,000
Oil & Gas Equipment & Services UltraSector ProFund	437,000	908,000	699,000	348,000	786,000	542,000
Pharmaceuticals UltraSector ProFund	67,000	141,000	108,000	54,000	121,000	91,000
Precious Metals UltraSector ProFund	1,372,000	2,854,000	2,195,000	1,097,000	2,469,000	1,679,000
Real Estate UltraSector ProFund	311,000	648,000	498,000	249,000	560,000	385,000
Rising Rates Opportunity ProFund	966,000	2,012,000	1,547,000	773,000	1,741,000	1,185,000
Rising Rates Opportunity 10 ProFund	91,000	189,000	146,000	72,000	165,000	120,000
Rising U.S. Dollar ProFund	892,000	1,856,000	1,428,000	714,000	1,606,000	1,091,000
Semiconductor UltraSector ProFund	15,289,000	31,801,000	24,462,000	12,230,000	27,520,000	18,649,000
Short Energy ProFund	71,000	151,000	115,000	56,000	130,000	98,000
Short Nasdaq-100 ProFund	286,000	597,000	458,000	229,000	516,000	359,000
Short Precious Metals ProFund	114,000	236,000	181,000	90,000	204,000	145,000
Short Real Estate ProFund	115,000	239,000	184,000	91,000	208,000	150,000
Short Small-Cap ProFund	47,000	100,000	77,000	37,000	87,000	69,000
Small-Cap ProFund	307,000	639,000	492,000	245,000	554,000	383,000
Technology UltraSector ProFund	2,308,000	4,803,000	3,694,000	1,846,000	4,156,000	2,823,000
UltraBear ProFund	810,000	1,688,000	1,297,000	648,000	1,460,000	997,000
UltraBull ProFund	5,197,000	10,814,000	8,317,000	4,158,000	9,357,000	6,346,000
UltraChina ProFund	538,000	1,120,000	861,000	430,000	969,000	663,000
UltraDow 30 ProFund	949,000	1,977,000	1,521,000	760,000	1,711,000	1,168,000
UltraEmerging Markets ProFund	96,000	201,000	154,000	77,000	174,000	128,000
UltraInternational ProFund	515,000	1,073,000	825,000	412,000	929,000	637,000
UltraJapan ProFund	2,504,000	5,208,000	4,006,000	2,002,000	4,506,000	3,058,000
UltraLatin America ProFund	121,000	255,000	196,000	97,000	221,000	158,000
UltraMid-Cap ProFund	1,757,000	3,657,000	2,812,000	1,405,000	3,165,000	2,153,000
UltraNasdaq-100 ProFund	32,968,000	68,575,000	52,749,000	26,374,000	59,345,000	40,203,000
UltraShort China ProFund	243,000	507,000	389,000	194,000	439,000	302,000
UltraShort Dow 30 ProFund	240,000	503,000	386,000	193,000	434,000	302,000
UltraShort Emerging Markets ProFund	34,000	71,000	55,000	26,000	61,000	51,000
UltraShort International ProFund	284,000	593,000	456,000	227,000	513,000	356,000
UltraShort Japan ProFund	51,000	105,000	81,000	40,000	91,000	66,000
UltraShort Latin America ProFund	121,000	254,000	195,000	96,000	219,000	158,000
UltraShort Mid-Cap ProFund	81,000	171,000	131,000	65,000	149,000	109,000
UltraShort Nasdaq-100 ProFund	1,526,000	3,177,000	2,444,000	1,221,000	2,750,000	1,871,000
UltraShort Small-Cap ProFund	419,000	871,000	670,000	335,000	754,000	519,000
UltraSmall-Cap ProFund	2,141,000	4,454,000	3,426,000	1,713,000	3,855,000	2,618,000
U.S. Government Plus ProFund	1,721,000	3,581,000	2,754,000	1,376,000	3,099,000	2,107,000
Utilities UltraSector ProFund	1,027,000	2,137,000	1,644,000	822,000	1,851,000	1,266,000
	$94,636,000	$196,915,000	$151,456,000	$75,689,000	$170,406,000	$115,864,000

2 : : APPENDIX : : October 31, 2024 (unaudited)

Each repurchase agreement was fully collateralized by U.S. government securities as of October 31, 2024 as follows:

(1)	U.S. Treasury Notes, 2.75%, due 4/30/2027, total value $96,536,534.
(2)	U.S. Treasury Bonds, 4.00%, due 11/15/2052, total value $200,860,936.
(3)	U.S. Treasury Notes, 4.25%, due 12/31/2025, total value $154,492,530.
(4)	U.S. Treasury Notes, 0.75%, due 4/30/2026, total value $77,209,424.
(5)	U.S. Treasury Notes, 4.375%, due 8/31/2028, total value $173,822,018.
(6)	U.S. Treasury Notes, 0.375% to 4.25%, due 4/30/2025 to 2/29/2028, which had an aggregate value of $118,188,586.

Reverse Repurchase Agreements

As of October 31, 2024, the ProFunds' outstanding balances on reverse repurchase agreements were as follows:

	Counterparty	Interest Rate	Principal Amount	Maturity	Value	Value & Accrued Interest
Bitcoin ProFund	UMB Bank N.A.	5.00%	$(149,883,000)	11/1/2024	$(149,883,000)	$(149,903,817)
Short Bitcoin ProFund	UMB Bank N.A.	5.00%	(299,766)	11/1/2024	(299,766)	(299,808)

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

	Counterparty	Reverse Repurchase Agreements (1)	Collateral Pledged to Counterparty
Bitcoin ProFund	UMB Bank N.A.	$(149,903,817)	$149,883,000
Short Bitcoin ProFund	UMB Bank N.A.	(299,808)	299,766

(1)	Represents gross value and accrued interest for the counterparty as reported in the preceding table.